HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
1
Shares Security Description
Value
(000)
Common Stocks — 99.67%
Aerospace & Defense — 2.14%
327
AeroVironment, Inc.(a) .............. $ 60
6,655
ATI, Inc.(a) ...................... 968
5,461
General Dynamics Corp. ............. 1,874
24,885
General Electric Co. ................ 7,062
3,456
HEICO Corp. ..................... 948
728
HEICO Corp., Class A .............. 154
9,052
Kratos Defense & Security Solutions, Inc.(a) 638
5,883
L3Harris Technologies, Inc. .......... 2,031
5,411
Lockheed Martin Corp. .............. 3,270
2,258
Northrop Grumman Corp. ............ 1,540
17,514
Rocket Lab Corp.(a) ................ 1,125
67,703
RTX Corp. ....................... 13,060
5,554
The Boeing Co.(a) ................. 1,105
4,895
TransDigm Group, Inc. .............. 5,673
39,508
Air Freight & Logistics — 0.23%
5,251
Expeditors International of Washington, Inc. 752
4,786
FedEx Corp. ..................... 1,705
3,544
GXO Logistics, Inc.(a) .............. 184
1,172
Hub Group, Inc., Class A ............ 42
16,845
United Parcel Service, Inc., Class B ..... 1,657
4,340
Automobile Components — 0.07%
554
Dorman Products, Inc.(a) ............ 58
8,707
Lear Corp. ....................... 1,054
1,395
Patrick Industries, Inc. .............. 155
872
Visteon Corp. ..................... 79
1,346
Automobiles — 1.77%
71,725
Ford Motor Co. ................... 828
85,806
Tesla, Inc.(a) ..................... 31,898
32,726
Banks — 3.52%
1,715
Ameris Bancorp ................... 134
3,234
Banc of California, Inc. ............. 57
236,440
Bank of America Corp. .............. 11,526
29,893
Bank OZK ....................... 1,372
6,251
BankUnited, Inc. .................. 282
2,951
Cathay General Bancorp ............. 147
7,844
Citigroup, Inc. .................... 890
22,580
Citizens Financial Group, Inc. ......... 1,354
9,351
Columbia Banking System, Inc. ....... 256
758
Commerce Bancshares, Inc. .......... 37
3,479
Cullen/Frost Bankers, Inc. ............ 477
32,941
East West Bancorp, Inc. ............. 3,517
688
Enterprise Financial Services Corp. ..... 37
6,060
FB Financial Corp. ................. 315
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
118,611
Fifth Third Bancorp ................ $ 5,511
2,460
First Bancorp ..................... 139
591
First Citizens BancShares , Inc., Class A .. 1,114
3,478
First Financial Bancorp .............. 97
91,124
First Horizon Corp. ................ 2,074
6,458
Fulton Financial Corp. .............. 131
561
Glacier Bancorp, Inc. ............... 25
3,205
Hancock Whitney Corp. ............. 204
868
Hilltop Holdings, Inc. ............... 31
83,727
Huntington Bancshares, Inc. .......... 1,310
3,570
Independent Bank Corp. ............. 268
129
International Bancshares Corp. ........ 9
75,758
JPMorgan Chase & Co. ............. 22,286
3,497
M&T Bank Corp. .................. 723
18,862
Mechanics Bancorp ................ 278
663
Nicolet Bankshares , Inc. ............. 99
19,854
Pinnacle Financial Partners, Inc. ....... 1,710
106,556
Regions Financial Corp. ............. 2,783
990
ServisFirst Bancshares, Inc. .......... 72
997
SouthState Bank Corp. .............. 92
3,405
Sterling Bancorp, Inc.(a)(b) ........... —
1,311
Stock Yards Bancorp, Inc. ............ 87
510
Texas Capital Bancshares, Inc.(a) ...... 48
8,270
The PNC Financial Services Group, Inc. . 1,721
3,235
Towne Bank ..................... 109
2,275
United Bankshares , Inc. ............. 94
3,391
United Community Banks, Inc. ........ 107
18,695
Wells Fargo & Co. ................. 1,488
16,779
Western Alliance Bancorp ............ 1,189
963
Wintrust Financial Corp. ............. 134
1,135
WSFS Financial Corp. .............. 74
10,848
Zions Bancorp NA ................. 625
65,033
Beverages — 1.27%
9,103
Brown-Forman Corp., Class B ........ 241
1,320
Celsius Holdings, Inc.(a) ............. 47
26,922
Monster Beverage Corp.(a) ........... 1,951
57,885
PepsiCo, Inc. ..................... 8,989
6,267
Primo Brands Corp. ................ 118
160,904
The Coca-Cola Co. ................. 12,236
23,582
Biotechnology — 1.98%
44,744
AbbVie, Inc. ..................... 9,732
11,330
Alnylam Pharmaceuticals, Inc.(a) ...... 3,749
25,106
Amgen, Inc. ...................... 8,834
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 29
1,049
Cytokinetics, Inc.(a) ................ 69
4,978
Halozyme Therapeutics, Inc.(a) ........ 322
1,019
Insmed , Inc.(a) .................... 167

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology (continued)
3,976
MannKind Corp.(a) ................ $ 10
14,064
Natera , Inc.(a) .................... 2,813
800
Neurocrine Biosciences, Inc.(a) ........ 105
2,087
PDL BioPharma, Inc.(a) ............. 3
1,755
PTC Therapeutics, Inc.(a) ............ 120
2,019
Regeneron Pharmaceuticals, Inc. ....... 1,560
3,305
Revolution Medicines, Inc.(a) ......... 321
745
Rhythm Pharmaceuticals, Inc.(a) ....... 65
5,355
United Therapeutics Corp.(a) ......... 3,175
1,163
Veracyte , Inc.(a) ................... 37
12,418
Vertex Pharmaceuticals, Inc.(a) ........ 5,545
36,656
Broadline Retail — 3.84%
323,296
Amazon.com, Inc.(a) ............... 67,332
15,760
eBay, Inc. ....................... 1,434
331
Etsy, Inc.(a) ...................... 17
8,527
Macy's, Inc. ...................... 154
928
MercadoLibre , Inc.(a) ............... 1,605
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. 472
71,014
Building Products — 0.50%
10,045
A.O. Smith Corp. .................. 662
404
Armstrong World Industries, Inc. ....... 67
2,770
AZZ, Inc. ....................... 347
38,763
Carrier Global Corp. ................ 2,183
13,273
Johnson Controls International PLC ..... 1,738
6,549
Masco Corp. ..................... 395
9,049
Trane Technologies PLC ............. 3,771
9,163
Capital Markets — 2.87%
3,210
Affiliated Managers Group, Inc. ....... 888
2,506
Ameriprise Financial, Inc. ............ 1,114
2,656
Ares Management Corp., Class A ...... 290
4,582
Blackrock, Inc. ................... 4,407
2,335
Cboe Global Markets, Inc. ........... 656
7,911
CME Group, Inc., Class A ............ 2,337
4,421
Coinbase Global, Inc., Class A(a) ...... 772
1,203
FactSet Research Systems, Inc. ........ 261
3,056
Federated Hermes, Inc., Class B ....... 173
184
Hamilton Lane, Inc., Class A .......... 18
9,172
Interactive Brokers Group, Inc., Class A .. 615
5,643
Intercontinental Exchange, Inc. ........ 888
140,122
Invesco Ltd. ...................... 3,404
18,395
Janus Henderson Group PLC ......... 945
17,093
Jefferies Financial Group, Inc. ......... 705
9,493
KKR & Co., Inc. .................. 878
1,384
LPL Financial Holdings, Inc. .......... 416
3,981
Moody's Corp. .................... 1,737
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
51,857
Morgan Stanley ................... $ 8,534
838
MSCI, Inc., Class A ................ 452
1,887
Nasdaq, Inc. ..................... 160
437
PJT Partners, Inc., Class A ........... 61
39,528
Robinhood Markets, Inc., Class A(a) .... 2,739
9,447
S&P Global, Inc. .................. 4,018
7,695
State Street Corp. .................. 974
2,268
Stifel Financial Corp. ............... 168
1,386
StoneX Group, Inc.(a) .............. 112
9,812
T. Rowe Price Group, Inc. ............ 884
41,953
The Charles Schwab Corp. ........... 3,943
12,460
The Goldman Sachs Group, Inc. ....... 10,540
53,089
Chemicals — 1.19%
10,894
Air Products and Chemicals, Inc. ....... 3,165
828
Avient Corp. ..................... 30
4,923
Axalta Coating Systems Ltd.(a) ........ 136
695
Balchem Corp. .................... 118
48
Cabot Corp. ...................... 4
43,514
CF Industries Holdings, Inc. .......... 5,650
9,311
Corteva, Inc. ..................... 779
9,217
Dow, Inc. ....................... 384
13,063
DuPont de Nemours, Inc. ............ 598
25,632
Ecolab, Inc. ...................... 6,819
497
Hawkins, Inc. .................... 76
2,671
Linde PLC ....................... 1,324
24,876
Olin Corp. ....................... 740
898
Sensient Technologies Corp. .......... 78
7,082
Solstice Advanced Materials, Inc. ...... 539
4,752
The Sherwin-Williams Co. ........... 1,523
21,963
Commercial Services & Supplies — 0.36%
2,183
Brady Corp., Class A ............... 177
1,307
Casella Waste Systems, Inc., Class A(a) .. 104
105,381
Copart, Inc.(a) .................... 3,498
5,910
CoreCivic , Inc.(a) ................. 112
3,253
HNI Corp. ....................... 109
1,577
RB Global, Inc. ................... 151
1,270
Republic Services, Inc., Class A ....... 278
741
The Brink's Co. ................... 77
9,682
Waste Management, Inc. ............. 2,225
6,731
Communications Equipment — 1.10%
19,104
Arista Networks, Inc.(a) ............. 2,346
216,571
Cisco Systems, Inc. ................ 16,804
825
F5, Inc.(a) ....................... 239

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Communications Equipment (continued)
2,128
Motorola Solutions, Inc. ............. $ 923
20,312
Construction & Engineering — 0.06%
5,983
AECOM ........................ 508
291
Comfort Systems USA, Inc. .......... 401
2,153
Fluor Corp.(a) .................... 100
218
MYR Group, Inc.(a) ................ 62
2,938
WillScot Holdings Corp. ............. 51
1,122
Construction Materials — 0.08%
1,351
Martin Marietta Materials, Inc. ........ 795
2,578
Vulcan Materials Co. ............... 702
1,497
Consumer Finance — 0.70%
20,855
American Express Co. .............. 6,308
26,557
Capital One Financial Corp. .......... 4,845
95
Credit Acceptance Corp.(a) ........... 40
351
Nelnet, Inc., Class A ................ 45
14,450
OneMain Holdings, Inc., Class A ....... 773
39,638
SLM Corp. ...................... 849
12,860
Consumer Staples Distribution & Retail — 2.34%
14,776
Costco Wholesale Corp. ............. 14,723
5,123
Dollar Tree, Inc.(a) ................. 561
828
Performance Food Group Co.(a) ....... 71
202
PriceSmart , Inc. ................... 30
18,118
Sysco Corp. ...................... 1,292
17,745
Target Corp. ..................... 2,151
9,040
The Kroger Co. ................... 654
191,321
Walmart, Inc. ..................... 23,778
43,260
Containers & Packaging — 0.16%
2,235
AptarGroup, Inc. .................. 282
774
Avery Dennison Corp. .............. 134
22,939
Ball Corp. ....................... 1,355
10,608
International Paper Co. .............. 379
2,891
Packaging Corp. of America .......... 613
2,452
Sonoco Products Co. ............... 133
2,896
Distributors — 0.04%
6,793
Genuine Parts Co. ................. 718
381
Pool Corp. ....................... 77
795
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Consumer Services — 0.02%
4,824
Service Corp. International ........... $ 398
Diversified REITs — 0.00%
1,323
Essential Properties Realty Trust, Inc. ... 40
Diversified Telecommunication Services — 0.73%
383,861
AT&T, Inc. ...................... 11,128
48,780
Verizon Communications, Inc. ......... 2,449
13,577
Electric Utilities — 1.51%
1,604
Alliant Energy Corp. ............... 115
30,034
American Electric Power Co., Inc. ...... 3,937
3,035
Constellation Energy Corp. ........... 848
7,685
Duke Energy Corp. ................. 1,006
16,301
Edison International ................ 1,193
47,734
Evergy , Inc. ...................... 3,910
9,106
Exelon Corp. ..................... 446
60,365
FirstEnergy Corp. .................. 3,058
39,736
NextEra Energy, Inc. ............... 3,691
36,550
NRG Energy, Inc. .................. 5,342
12,422
OGE Energy Corp. ................. 596
32,159
The Southern Co. .................. 3,104
9,169
Xcel Energy, Inc. .................. 728
27,974
Electrical Equipment — 1.03%
8,507
AMETEK, Inc. ................... 1,824
17,040
Bloom Energy Corp., Class A(a) ....... 2,309
12,355
Eaton Corp. PLC .................. 4,418
29,952
Emerson Electric Co. ............... 3,924
2,360
EnerSys ......................... 410
4,968
GE Vernova , Inc. .................. 4,337
1,210
Hubbell, Inc. ..................... 594
4,506
Regal Rexnord Corp. ............... 844
931
Rockwell Automation, Inc. ........... 334
18,994
Electronic Equipment, Instruments & Components
— 0.52%
809
Advanced Energy Industries, Inc. ...... 261
47,280
Amphenol Corp., Class A ............ 5,974
521
Badger Meter, Inc. ................. 79
544
Belden, Inc. ...................... 62
103
Flex Ltd.(a) ...................... 7
548
IPG Photonics Corp.(a) .............. 63
1,575
Jabil, Inc. ....................... 418
8,929
Keysight Technologies, Inc.(a) ........ 2,521
51
Plexus Corp.(a) ................... 10
86
Sanmina Corp.(a) .................. 11
34
TD SYNNEX Corp. ................ 6

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
1,116
TTM Technologies, Inc.(a) ........... $ 109
376
Zebra Technologies Corp.(a) .......... 79
9,600
Energy Equipment & Services — 0.27%
7,609
Archrock , Inc. .................... 265
460
Cactus, Inc., Class A ................ 22
26,930
Halliburton Co. ................... 1,050
747
Kodiak Gas Services, Inc. ............ 44
747
Liberty Energy, Inc., Class A .......... 22
42,009
SLB Ltd. ........................ 2,158
21,429
TechnipFMC PLC ................. 1,481
5,042
Entertainment — 0.96%
2,997
Atlanta Braves Holdings, Inc.(a) ....... 128
1,640
Atlanta Braves Holdings, Inc.(a) ....... 77
682
Cinemark Holdings, Inc. ............. 19
14,871 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,264
128,890
Netflix, Inc.(a) .................... 12,393
18,260
ROBLOX Corp., Class A(a) .......... 1,033
30,335
The Walt Disney Co. ............... 2,924
17,838
Financial Services — 3.32%
8,213
Apollo Global Management, Inc. ....... 915
861 Banco Latinoamericano de Comercio
Exterior SA, Class E ........... 44
42,603
Berkshire Hathaway, Inc., Class B(a) .... 20,414
1,270
Corpay , Inc.(a) .................... 370
49,585
Equitable Holdings, Inc. ............. 1,840
9,518
Global Payments, Inc. ............... 641
1,852
Jack Henry & Associates, Inc. ......... 293
31,792
Mastercard, Inc., Class A ............ 15,885
228
MGIC Investment Corp. ............. 6
25,934
PayPal Holdings, Inc. ............... 1,173
59,425
Visa, Inc., Class A ................. 17,961
26,487
Voya Financial, Inc. ................ 1,810
198
WEX, Inc.(a) ..................... 30
61,382
Food Products — 0.35%
13,782
Archer-Daniels-Midland Co. .......... 1,002
283
Cal-Maine Foods, Inc. .............. 22
1,587
Darling Ingredients, Inc.(a) ........... 98
365
Freshpet , Inc.(a) ................... 22
12,760
General Mills, Inc. ................. 475
413
Lamb Weston Holdings, Inc. .......... 17
5,092
McCormick & Co., Inc. ............. 257
62,480
Mondelez International, Inc., Class A .... 3,601
Shares Security Description
Value
(000)
Common Stocks (continued)
Food Products (continued)
1,277
Post Holdings, Inc.(a) ............... $ 126
3,009
The Hershey Co. .................. 626
2,332
The J.M. Smucker Co. .............. 225
6,471
Gas Utilities — 0.18%
808
Atmos Energy Corp. ................ 149
33,223
National Fuel Gas Co. .............. 3,122
2,134
UGI Corp. ....................... 78
3,349
Ground Transportation — 1.21%
128,274
CSX Corp. ....................... 5,266
5,345
Norfolk Southern Corp. ............. 1,534
3,682
Old Dominion Freight Line, Inc. ....... 719
62,802
Uber Technologies, Inc.(a) ........... 4,517
42,704
Union Pacific Corp. ................ 10,361
22,397
Health Care Equipment & Supplies — 1.62%
82,859
Abbott Laboratories ................ 8,507
4,799
Becton Dickinson & Co. ............. 755
10,892
Boston Scientific Corp.(a) ............ 683
4,886
Dexcom, Inc.(a) ................... 307
15,552
Edwards Lifesciences Corp.(a) ........ 1,245
6,535
GE HealthCare Technologies, Inc. ...... 465
698
Glaukos Corp.(a) .................. 75
6,568
ICU Medical, Inc.(a) ............... 848
3,889
IDEXX Laboratories, Inc.(a) .......... 2,185
19,494
Intuitive Surgical, Inc.(a) ............ 8,987
271
LeMaitre Vascular, Inc. .............. 30
74
Medtronic PLC ................... 6
4,151
Merit Medical Systems, Inc.(a) ........ 286
1,434
Penumbra, Inc.(a) .................. 471
4,072
ResMed, Inc. ..................... 914
3,135
Solventum Corp.(a) ................ 205
1,498
STERIS PLC ..................... 331
9,642
Stryker Corp. ..................... 3,168
2,516
The Cooper Cos., Inc.(a) ............. 180
3,346
Zimmer Biomet Holdings, Inc. ........ 303
29,951
Health Care Providers & Services — 1.73%
3,127
Cencora , Inc. ..................... 982
13
Chemed Corp. .................... 5
1,113
Concentra Group Holdings Parent, Inc. .. 24
459
CorVel Corp.(a) ................... 25
22,394
CVS Health Corp. ................. 1,608
9,467
Elevance Health, Inc. ............... 2,771
47
Encompass Health Corp. ............. 5
4,756
HCA Healthcare, Inc. ............... 2,251

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
3,283
Henry Schein, Inc.(a) ............... $ 242
4,083
Labcorp Holdings, Inc. .............. 1,089
8,667
McKesson Corp. .................. 7,500
717
National HealthCare Corp. ........... 115
10,773
Quest Diagnostics, Inc. .............. 2,111
1,380
Select Medical Holdings Corp. ........ 22
8,991
Strata Critical Medical, Inc.(a) ........ 38
11,241
The Cigna Group .................. 2,999
195
The Ensign Group, Inc. .............. 39
37,638
UnitedHealth Group, Inc. ............ 10,185
32,011
Health Care REITs — 0.52%
8,558
CareTrust REIT, Inc. ............... 314
686
National Health Investors, Inc. ........ 55
36,358
Omega Healthcare Investors, Inc. ...... 1,593
6,550
Sabra Health Care REIT, Inc. ......... 126
40,605
Ventas, Inc. ...................... 3,321
21,088
Welltower, Inc. .................... 4,169
9,578
Health Care Technology — 0.14%
14,457
Veeva Systems, Inc., Class A(a) ........ 2,540
Hotel & Resort REITs — 0.01%
9,262
DiamondRock Hospitality Co. ......... 87
1,766
Ryman Hospitality Properties, Inc. ...... 163
250
Hotels, Restaurants & Leisure — 1.63%
5,277
Airbnb, Inc., Class A(a) ............. 666
162
BJ's Restaurants, Inc.(a) ............. 6
1,179
Booking Holdings, Inc. .............. 4,964
3,538
Boyd Gaming Corp. ................ 291
31,802
Carnival Corp. .................... 823
28,400
Chipotle Mexican Grill, Inc., Class A(a) .. 909
1,046
Choice Hotels International, Inc.^ ...... 108
2,249
Darden Restaurants, Inc. ............. 441
1,221
Dave & Buster's Entertainment, Inc.(a) .. 13
23,594
DraftKings, Inc.(a) ................. 510
1,218
Hilton Grand Vacations, Inc.(a) ........ 48
148
Hilton Worldwide Holdings, Inc. ....... 45
3,826
Hyatt Hotels Corp., Class A ........... 550
13,101
Marriott International, Inc., Class A ..... 4,285
20,983
McDonald's Corp. ................. 6,522
50,929
Norwegian Cruise Line Holdings Ltd.(a) . 952
3,005
Planet Fitness, Inc., Class A(a) ........ 224
16,947
Royal Caribbean Cruises Ltd. ......... 4,663
43,742
Starbucks Corp. ................... 3,919
5,395
Super Group SGHC Ltd. ............. 58
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
581
Texas Roadhouse, Inc., Class A ........ $ 96
30,093
Household Durables — 0.23%
201
Cavco Industries, Inc.(a) ............. 97
1,030
Champion Homes, Inc.(a) ............ 77
3,443
D.R. Horton, Inc. .................. 472
5,591
Garmin Ltd. ...................... 1,297
6,964
Lennar Corp., Class A ............... 605
83
Lennar Corp., Class B .............. 7
4,132
PulteGroup, Inc. ................... 486
7,991
Toll Brothers, Inc. ................. 1,091
2,166
Tri Pointe Homes, Inc.(a) ............ 101
4,233
Household Products — 0.89%
6,339
Church & Dwight Co., Inc. ........... 592
9,514
Colgate-Palmolive Co. .............. 811
16,281
Kimberly-Clark Corp. ............... 1,571
92,793
The Procter & Gamble Co. ........... 13,402
16,376
Independent Power and Renewable Electricity Producers
— 0.29%
1,536
Clearway Energy, Inc., Class C ........ 60
35,390
Vistra Corp. ...................... 5,321
5,381
Industrial Conglomerates — 0.45%
12,543
3M Co. ......................... 1,822
1,120
Brookfield Business Corp. ........... 35
28,328
Honeywell International, Inc. ......... 6,403
8,260
Industrial REITs — 0.17%
1,133
EastGroup Properties, Inc. ........... 210
20,968
Prologis, Inc. ..................... 2,771
2,707
STAG Industrial, Inc. ............... 98
3,079
Insurance — 2.04%
33,180
Aflac, Inc. ....................... 3,640
8,552
Aon PLC, Class A ................. 2,760
1,831
Arthur J. Gallagher & Co. ............ 397
1,195
Assurant, Inc. .................... 260
29,344
Axis Capital Holdings Ltd. ........... 2,976
1,709
Brown & Brown, Inc. ............... 111
11,297
Chubb Ltd. ...................... 3,682
3,252
Cincinnati Financial Corp. ........... 512
35
Everest Group Ltd. ................. 11
52,976
Fidelity National Financial, Inc. ....... 2,457

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
23,943
Lincoln National Corp. .............. $ 850
14,422
Marsh & McLennan Cos., Inc. ........ 2,501
26,353
MetLife, Inc. ..................... 1,864
7,077
Old Republic International Corp. ....... 282
22,534
Principal Financial Group, Inc. ........ 2,031
11,007
Prudential Financial, Inc. ............ 1,075
7,591
Reinsurance Group of America, Inc. .... 1,550
3,014
RenaissanceRe Holdings Ltd. ......... 896
26,534
The Allstate Corp. ................. 5,503
8,510
The Progressive Corp. .............. 1,687
6,974
The Travelers Cos., Inc. ............. 2,034
9,301
W.R. Berkley Corp. ................ 616
37,695
Interactive Media & Services — 7.99%
182,337
Alphabet, Inc., Class A .............. 52,433
190,025
Alphabet, Inc., Class C .............. 54,510
1,412
Match Group, Inc. ................. 43
71,284
Meta Platforms, Inc., Class A ......... 40,784
147,770
IT Services — 0.72%
15,185
Accenture PLC, Class A ............. 3,011
3,168
Akamai Technologies, Inc.(a) ......... 364
4,094 Cognizant Technology Solutions Corp.,
Class A ..................... 251
14,421
CoreWeave , Inc., Class A(a) .......... 1,117
1,369
DigitalOcean Holdings, Inc.(a) ........ 117
13,957
GoDaddy, Inc., Class A(a) ............ 1,154
15,429
International Business Machines Corp. ... 3,740
32,062
Okta, Inc., Class A(a) ............... 2,524
4,247
VeriSign, Inc. ..................... 1,055
13,333
Leisure Products — 0.01%
14,953
Mattel, Inc.(a) .................... 218
1,461
YETI Holdings, Inc.(a) .............. 53
271
Life Sciences Tools & Services — 0.88%
4,371
Agilent Technologies, Inc. ............ 498
4,564
Bio-Techne Corp. .................. 239
1,836
Bruker Corp. ..................... 66
15,219
Danaher Corp. .................... 2,886
710
IQVIA Holdings, Inc.(a) ............. 121
599
Medpace Holdings, Inc.(a) ........... 288
3,554
Mettler-Toledo International, Inc.(a) .... 4,482
493
Repligen Corp.(a) .................. 58
724
Revvity , Inc. ..................... 63
13,024
Thermo Fisher Scientific, Inc. ......... 6,402
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
3,666
Waters Corp.(a) ................... $ 1,092
16,195
Machinery — 2.30%
11,054
AGCO Corp. ..................... 1,281
21,751
Caterpillar, Inc. ................... 15,409
5,428
Cummins, Inc. .................... 2,920
4,840
Deere & Co. ..................... 2,726
53
Donaldson Co., Inc. ................ 4
8,121
Dover Corp. ...................... 1,693
220
Enpro , Inc. ...................... 55
1,648
Esab Corp. ....................... 159
1,328
ESCO Technologies, Inc. ............ 374
1,773
Federal Signal Corp. ................ 192
5,857
Fortive Corp. ..................... 324
141
Franklin Electric Co., Inc. ............ 13
1,569
Graco, Inc. ...................... 133
2,539
IDEX Corp. ...................... 481
8,257
Illinois Tool Works, Inc. ............. 2,149
13,883
Ingersoll Rand, Inc. ................ 1,112
2,518
ITT, Inc. ........................ 480
819
JBT Marel Corp. .................. 105
16,478
Mueller Water Products, Inc., Class A ... 453
1,750
Nordson Corp. .................... 466
17,109
Oshkosh Corp. .................... 2,519
16,233
Otis Worldwide Corp. ............... 1,251
1,693
Parker-Hannifin Corp. .............. 1,516
21
RBC Bearings, Inc.(a) .............. 11
2,067
Terex Corp. ...................... 122
11,372
The Middleby Corp.(a) .............. 1,508
2,490
The Timken Co. ................... 250
927
The Toro Co. ..................... 87
16,476
Westinghouse Air Brake Technologies Corp. 4,118
4,923
Xylem, Inc. ...................... 588
42,499
Marine Transportation — 0.00%
152
Kirby Corp.(a) .................... 20
Media — 0.13%
8,684
EchoStar Corp., Class A(a) ........... 1,017
4,889
Fox Corp., Class A ................. 286
14,655
Omnicom Group, Inc. ............... 1,103
2,406
Metals & Mining — 0.51%
5,219
Coeur Mining, Inc.(a) ............... 98
9,750
Hecla Mining Co. .................. 182
67,652
Newmont Corp. ................... 7,323
8,225
Nucor Corp. ...................... 1,391
108,208
Pan American Silver Corp. CVR(a) ..... 65

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Metals & Mining (continued)
1,912
Steel Dynamics, Inc. ................ $ 344
137
Warrior Met Coal, Inc. .............. 13
9,416
Multi-Utilities — 0.70%
2,674
Ameren Corp. .................... 294
84,210
CenterPoint Energy, Inc. ............. 3,635
1,937
CMS Energy Corp. ................. 150
1,642
Consolidated Edison, Inc. ............ 186
1,144
Dominion Energy, Inc. .............. 71
16,840
DTE Energy Co. .................. 2,462
72,854
NiSource, Inc. .................... 3,399
5,865
Public Service Enterprise Group, Inc. .... 475
1,902
Sempra ......................... 185
17,371
WEC Energy Group, Inc. ............ 2,011
12,868
Office REITs — 0.00%
2,446
COPT Defense Properties ............ 75
Oil, Gas & Consumable Fuels — 3.81%
74,539
Antero Midstream Corp. ............. 1,699
3,497
Antero Resources Corp.(a) ........... 148
7,263
Cheniere Energy, Inc. ............... 2,061
37,268
Chevron Corp. .................... 7,712
23,646
Comstock Resources, Inc.(a) .......... 498
58,661
ConocoPhillips ................... 7,744
1,055
Core Natural Resources, Inc. .......... 110
63,641
Coterra Energy, Inc. ................ 2,236
110,190
Devon Energy Corp. ................ 5,545
8,363
DT Midstream, Inc. ................ 1,126
3,995
EOG Resources, Inc. ............... 578
30,723
EQT Corp. ....................... 1,955
2,366
Expand Energy Corp. ............... 260
112,710
Exxon Mobil Corp. ................ 19,123
161,493
Kinder Morgan, Inc. ................ 5,415
4,980
Kinetik Holdings, Inc.^ .............. 241
11,538
Marathon Petroleum Corp. ........... 2,817
268
Matador Resources Co. .............. 17
26,124
Occidental Petroleum Corp. .......... 1,698
20,345
ONEOK, Inc. ..................... 1,839
3,747
Ovintiv , Inc. ..................... 222
12,672
Permian Resources Corp. ............ 270
90,324
The Williams Cos., Inc. ............. 6,574
2,242
Valero Energy Corp. ................ 554
70,442
Paper & Forest Products — 0.00%
1,680
Sylvamo Corp. .................... 71
Shares Security Description
Value
(000)
Common Stocks (continued)
Passenger Airlines — 0.10%
10,129
Alaska Air Group, Inc.(a) ............ $ 373
2,097
Copa Holdings SA, Class A ........... 238
18,665
Delta Air Lines, Inc. ................ 1,241
1,852
Personal Care Products — 0.02%
853
Interparfums , Inc. .................. 77
4,797
The Estee Lauder Cos., Inc., Class A .... 345
422
Pharmaceuticals — 3.52%
286
ANI Pharmaceuticals, Inc.(a) ......... 22
876
Axsome Therapeutics, Inc.(a) ......... 148
1,709
Collegium Pharmaceutical, Inc.(a) ...... 57
551
Corcept Therapeutics, Inc.(a) ......... 22
23,678
Eli Lilly & Co. .................... 21,778
109,630
Johnson & Johnson ................ 26,797
114,005
Merck & Co., Inc. ................. 13,714
64,849
Pfizer, Inc. ....................... 1,821
1,583
Prestige Consumer Healthcare, Inc.(a) ... 94
803
Supernus Pharmaceuticals, Inc.(a) ...... 42
4,740
Zoetis, Inc., Class A ................ 560
65,055
Professional Services — 0.54%
760
Amentum Holdings, Inc.(a) ........... 20
28,761
Automatic Data Processing, Inc. ....... 5,844
62 Booz Allen Hamilton Holding Corp., Class
A ......................... 5
3,434
Equifax, Inc. ..................... 618
2,570
ExlService Holdings, Inc.(a) .......... 78
717
Jacobs Solutions, Inc. ............... 91
3,378
KBR, Inc. ....................... 125
1,998
Korn Ferry ...................... 126
1,829
Leidos Holdings, Inc. ............... 284
6,910
Paychex, Inc. ..................... 637
1,391
SS&C Technologies Holdings, Inc. ..... 94
10,910
Verisk Analytics, Inc., Class A ......... 2,070
9,992
Real Estate Management & Development — 0.14%
2,963
CBRE Group, Inc., Class A(a) ......... 401
29,830
CoStar Group, Inc.(a) ............... 1,204
4,563
Howard Hughes Holdings, Inc.(a) ...... 289
2,009
Jones Lang LaSalle, Inc.(a) ........... 611
2,505
Residential REITs — 0.05%
3,688
American Homes 4 Rent, Class A ...... 103
3,730
Equity LifeStyle Properties, Inc. ....... 233
507
Essex Property Trust, Inc. ............ 123

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Residential REITs (continued)
2,029
Mid-America Apartment Communities, Inc. $ 247
1,913
Sun Communities, Inc. .............. 241
947
Retail REITs — 0.11%
27,975
Brixmor Property Group, Inc. ......... 806
3,897
Kite Realty Group Trust ............. 96
17,542
Realty Income Corp. ............... 1,073
3,762
Urban Edge Properties .............. 75
2,050
Semiconductors & Semiconductor Equipment — 14.87%
73,066
Advanced Micro Devices, Inc.(a) ....... 14,864
3,622
Amkor Technology, Inc. ............. 163
15,994
Analog Devices, Inc. ............... 5,088
27,360
Applied Materials, Inc. .............. 9,351
148,439
Broadcom, Inc. ................... 45,943
4,234
First Solar, Inc.(a) ................. 835
3,557
FormFactor , Inc.(a) ................ 345
305,708
Intel Corp.(a) ..................... 13,491
1,378
KLA Corp. ...................... 2,029
56,211
Lam Research Corp. ................ 12,010
29,400
Marvell Technology, Inc. ............ 2,912
3,708
Microchip Technology, Inc. ........... 240
35,796
Micron Technology, Inc. ............. 12,093
624
MKS, Inc. ....................... 143
833,600
NVIDIA Corp. .................... 145,381
631
Onto Innovation, Inc.(a) ............. 129
6,531
Qnity Electronics, Inc. .............. 754
37,361
QUALCOMM, Inc. ................ 4,811
23,905
Texas Instruments, Inc. .............. 4,641
661
Veeco Instruments, Inc.(a) ............ 22
275,245
Software — 8.01%
1,931
ACI Worldwide, Inc.(a) ............. 79
21,800
Adobe, Inc.(a) .................... 5,299
289
Appfolio , Inc., Class A(a) ............ 46
908
Atlassian Corp., Class A(a) ........... 62
10,190
Autodesk, Inc.(a) .................. 2,439
8,330
Cadence Design Systems, Inc.(a) ....... 2,315
2,611
Clear Secure, Inc., Class A ........... 126
574
Commvault Systems, Inc.(a) .......... 45
9,116
Crowdstrike Holdings, Inc., Class A(a) .. 3,559
546
Dolby Laboratories, Inc., Class A ...... 33
6,515
Fortinet, Inc.(a) ................... 532
846
Guidewire Software, Inc.(a) .......... 127
5,422
Intuit, Inc. ....................... 2,344
14,613
Manhattan Associates, Inc.(a) ......... 1,945
247,147
Microsoft Corp. ................... 91,486
81,302
Oracle Corp. ..................... 11,960
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
60,123
Palantir Technologies, Inc., Class A(a) ... $ 8,795
5,299
Palo Alto Networks, Inc.(a) ........... 850
868
PTC, Inc.(a) ...................... 124
11,757
Riot Platforms, Inc.(a) .............. 145
2,517
Roper Technologies, Inc. ............. 891
45,074
Salesforce, Inc. ................... 8,414
55,650
ServiceNow, Inc.(a) ................ 5,818
1,489
Synopsys, Inc.(a) .................. 590
566
Workday, Inc., Class A(a) ............ 74
21,286
Zeta Global Holdings Corp., Class A(a) .. 339
148,437
Specialized REITs — 0.82%
8,531
American Tower Corp. .............. 1,472
5,913
CubeSmart ...................... 217
9,861
Digital Realty Trust, Inc. ............. 1,777
9,416
Equinix, Inc. ..................... 9,231
5,142
Extra Space Storage, Inc. ............ 674
5,259
Iron Mountain, Inc. ................ 537
846
Lamar Advertising Co., Class A ........ 107
3,523
Millrose Properties, Inc. ............. 99
6,868
Outfront Media, Inc. ................ 182
2,688
Public Storage .................... 728
8,362
VICI Properties, Inc., Class A ......... 228
15,252
Specialty Retail — 2.02%
619
AutoZone, Inc.(a) .................. 2,091
6,524
Bath & Body Works, Inc. ............ 122
13,588
Best Buy Co., Inc. ................. 872
3,328
Boot Barn Holdings, Inc.(a) .......... 487
376
Burlington Stores, Inc.(a) ............ 122
9,726
Floor & Decor Holdings, Inc., Class A(a) . 494
35,806
Lowe's Cos., Inc. .................. 8,460
31,050
O'Reilly Automotive, Inc.(a) .......... 2,866
3,973
Revolve Group, Inc., Class A(a) ....... 90
9,045
Ross Stores, Inc. .................. 1,959
158
Signet Jewelers Ltd. ................ 13
26,193
The Home Depot, Inc. .............. 8,615
61,297
The TJX Cos., Inc. ................. 9,790
16,575
Tractor Supply Co. ................. 751
1,253
Ulta Beauty, Inc.(a) ................ 655
37,387
Technology Hardware, Storage & Peripherals — 7.22%
506,799
Apple, Inc. ...................... 128,620
83,952
HP, Inc. ......................... 1,613
2,448
NetApp, Inc. ..................... 251
11,569
Western Digital Corp. ............... 3,129
133,613

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.28%
8,532
Lululemon Athletica, Inc.(a) .......... $ 1,306
12,105 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 1,322
27,836
NIKE, Inc., Class B ................ 1,471
7,801
Tapestry, Inc. ..................... 1,101
5,200
Tobacco — 0.34%
36,600
Altria Group, Inc. .................. 2,415
23,833
Philip Morris International, Inc. ........ 3,941
6,356
Trading Companies & Distributors — 0.33%
23,095
Air Lease Corp., Class A ............. 1,500
157
Applied Industrial Technologies, Inc. .... 42
3,285
DNOW, Inc.(a) ................... 39
55,752
Fastenal Co. ...................... 2,586
749
McGrath RentCorp ................. 83
548
SiteOne Landscape Supply, Inc.(a) ...... 73
1,221
W.W. Grainger, Inc. ................ 1,332
1,130
Watsco , Inc. ...................... 411
6,066
Water Utilities — 0.01%
1,178
American Water Works Co., Inc. ....... 160
Wireless Telecommunication Services — 0.20%
17,293
T-Mobile US, Inc. ................. 3,632
Total Common Stocks (cost $536,092) .. 1,843,939
Contingent Rights — 0.00%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 1/4/27(a) ....... —
Health Care Providers & Services — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
1/4/27(a) .................... 1
Total Contingent Rights (cost $–) ..... 1
Investment Companies — 0.28%
Money Market Funds — 0.28%
352,390 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 3.53%^^(c) 352
Shares Security Description
Value
(000)
Investment Companies (continued)
Money Market Funds (continued)
4,861,741 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
3.55%(c) .................... $ 4,862
Total Investment Companies (cost $5,214) 5,214
Total Investments (cost $541,306) —
99.95% ..................... 1,849,154
Other assets in excess of liabilities —
0.05% ...................... 969
Net Assets - 100.00% .............. $ 1,850,123
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of March
31, 2026.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2026.
The U.S. Equity Portfolio
HC Capital
Solutions
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... — 99.67% 99.67%
Contingent Rights ................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. — 0.28% 0.28%
Other Assets (Liabilities) ......................................................................................................................................... — 0.05% 0.05%
Total Net Assets .................................................................................................................................................. — % 100.00% 100.00%

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
11
Shares Security Description
Value
(000)
Common Stocks — 67.28%
Aerospace & Defense — 2.19%
1,049
ATI, Inc.(a) ...................... $ 153
1,348
Axon Enterprise, Inc.(a) ............. 573
716
BWX Technologies, Inc. ............. 146
20,219
Carpenter Technology Corp. .......... 7,969
668
Curtiss-Wright Corp. ............... 455
1,828
FTAI Aviation Ltd.(b) ............... 447
8,294
General Dynamics Corp. ............. 2,846
41,366
General Electric Co. ................ 11,739
1,786
HEICO Corp. ..................... 491
2,604
HEICO Corp., Class A .............. 550
636
Hexcel Corp. ..................... 51
6,918
Howmet Aerospace, Inc. ............. 1,594
315
Huntington Ingalls Industries, Inc. ...... 120
398
Karman Holdings, Inc.(a) ............ 32
7,997
L3Harris Technologies, Inc. .......... 2,760
585
Leonardo DRS, Inc. ................ 26
327
Loar Holdings, Inc.(a) .............. 19
7,376
Lockheed Martin Corp. .............. 4,458
6,048
Northrop Grumman Corp. ............ 4,126
8,035
Rocket Lab Corp.(a) ................ 516
31,123
RTX Corp. ....................... 6,004
1,955
StandardAero, Inc.(a) ............... 50
3,216
Textron, Inc. ..................... 282
13,695
The Boeing Co.(a) ................. 2,726
6,705
TransDigm Group, Inc. .............. 7,771
19,678
Woodward, Inc. ................... 7,042
62,946
Air Freight & Logistics — 0.18%
7,484
CH Robinson Worldwide, Inc. ......... 1,243
6,066
Expeditors International of Washington, Inc. 869
3,909
FedEx Corp. ..................... 1,392
884
GXO Logistics, Inc.(a) .............. 46
16,566
United Parcel Service, Inc., Class B ..... 1,630
5,180
Automobile Components — 0.02%
3,749
Aptiv PLC(a) ..................... 261
1,662
BorgWarner, Inc. .................. 90
1,573
Gentex Corp. ..................... 34
405
Lear Corp. ....................... 49
3,190
QuantumScape Corp.(a) ............. 20
454
Automobiles — 0.97%
69,843
Ford Motor Co. ................... 806
16,639
General Motors Co. ................ 1,239
773
Harley-Davidson, Inc. .............. 16
961
Lucid Group, Inc.^(a) ............... 9
14,175
Rivian Automotive, Inc., Class A(a) ..... 213
68,322
Tesla, Inc.(a) ..................... 25,400
Shares Security Description
Value
(000)
Common Stocks (continued)
Automobiles (continued)
392
Thor Industries, Inc. ................ $ 31
27,714
Banks — 1.77%
120,242
Bank of America Corp. .............. 5,862
848
Bank OZK ....................... 39
172
BOK Financial Corp. ............... 22
97,119
Citigroup, Inc. .................... 11,013
7,734
Citizens Financial Group, Inc. ......... 464
2,302
Columbia Banking System, Inc. ....... 63
997
Commerce Bancshares, Inc. .......... 49
477
Cullen/Frost Bankers, Inc. ............ 65
1,073
East West Bancorp, Inc. ............. 115
15,944
Fifth Third Bancorp ................ 741
159
First Citizens BancShares , Inc., Class A .. 300
778
First Hawaiian, Inc. ................ 19
3,891
First Horizon Corp. ................ 89
2,714
FNB Corp. ....................... 45
39,450
Huntington Bancshares, Inc. .......... 617
48,370
JPMorgan Chase & Co. ............. 14,228
16,477
KeyCorp ........................ 331
2,737
M&T Bank Corp. .................. 566
468,035
NU Holdings Ltd., Class A(a) ......... 6,726
2,749
Pinnacle Financial Partners, Inc. ....... 237
534
Popular, Inc. ..................... 72
733
Prosperity Bancshares, Inc. ........... 49
15,835
Regions Financial Corp. ............. 414
776
SouthState Bank Corp. .............. 72
380
TFS Financial Corp. ................ 5
6,972
The PNC Financial Services Group, Inc. . 1,451
22,707
Truist Financial Corp. ............... 1,044
27,537
U.S. Bancorp ..................... 1,432
1,311
Webster Financial Corp. ............. 91
55,929
Wells Fargo & Co. ................. 4,452
857
Western Alliance Bancorp ............ 61
532
Wintrust Financial Corp. ............. 74
1,117
Zions Bancorp NA ................. 64
50,872
Beverages — 0.80%
177
Brown-Forman Corp., Class A ......... 5
52,024
Brown-Forman Corp., Class B ........ 1,375
1,272
Celsius Holdings, Inc.(a) ............. 45
488
Coca-Cola Consolidated, Inc. ......... 94
13,381
Constellation Brands, Inc., Class A ..... 2,007
105,726
Keurig Dr Pepper, Inc. .............. 2,783
1,224
Molson Coors Beverage Co., Class B .... 53
35,526
Monster Beverage Corp.(a) ........... 2,574
39,589
PepsiCo, Inc. ..................... 6,147
1,987
Primo Brands Corp. ................ 37
72
The Boston Beer Co., Inc., Class A(a) ... 17

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Beverages (continued)
103,463
The Coca-Cola Co. ................. $ 7,870
23,007
Biotechnology — 1.19%
40,275
AbbVie, Inc. ..................... 8,761
2,293
Alnylam Pharmaceuticals, Inc.(a) ...... 758
13,574
Amgen, Inc. ...................... 4,775
753
Apellis Pharmaceuticals, Inc.(a) ....... 30
7,988
Biogen, Inc.(a) .................... 1,464
1,514
BioMarin Pharmaceutical, Inc.(a) ...... 86
174
Caris Life Sciences, Inc.(a) ........... 3
2,057
Exelixis , Inc.(a) ................... 88
34,527
Gilead Sciences, Inc. ............... 4,812
878
Halozyme Therapeutics, Inc.(a) ........ 57
16,145
Incyte Corp.(a) .................... 1,519
6,951
Insmed , Inc.(a) .................... 1,137
1,266
Ionis Pharmaceuticals, Inc.(a) ......... 95
2,745
Moderna, Inc.(a) .................. 139
2,357
Natera , Inc.(a) .................... 472
6,565
Neurocrine Biosciences, Inc.(a) ........ 865
3,339
Regeneron Pharmaceuticals, Inc. ....... 2,580
2,767
Revolution Medicines, Inc.(a) ......... 269
2,932
Roivant Sciences Ltd.(a) ............. 81
676
Sarepta Therapeutics, Inc.(a) .......... 15
904
Summit Therapeutics, Inc.(a) ......... 17
694
Ultragenyx Pharmaceutical, Inc.(a) ..... 15
4,434
United Therapeutics Corp.(a) ......... 2,630
7,450
Vertex Pharmaceuticals, Inc.(a) ........ 3,326
807
Viking Therapeutics, Inc.(a) .......... 26
34,020
Broadline Retail — 1.81%
47,833
Alibaba Group Holding Ltd., ADR ..... 6,001
207,787
Amazon.com, Inc.(a) ............... 43,276
10,233
Coupang, Inc., Class A(a) ............ 193
24
Dillard's, Inc., Class A .............. 14
16,346
eBay, Inc. ....................... 1,487
695
Etsy, Inc.(a) ...................... 35
2,044
Macy's, Inc. ...................... 37
451
MercadoLibre , Inc.(a) ............... 780
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 44
51,867
Building Products — 0.20%
862
A.O. Smith Corp. .................. 57
524
AAON, Inc. ...................... 43
546
Advanced Drainage Systems, Inc. ...... 75
3,839
Allegion PLC .................... 557
344
Armstrong World Industries, Inc. ....... 57
1,978
Builders FirstSource , Inc.(a) .......... 163
741
Carlisle Cos., Inc. .................. 247
Shares Security Description
Value
(000)
Common Stocks (continued)
Building Products (continued)
13,815
Carrier Global Corp. ................ $ 778
876
Fortune Brands Innovations, Inc. ....... 34
1,536
Hayward Holdings, Inc.(a) ........... 21
11,313
Johnson Controls International PLC ..... 1,481
561
Lennox International, Inc. ............ 260
3,760
Masco Corp. ..................... 227
640
Owens Corning ................... 69
325
Simpson Manufacturing Co., Inc. ...... 56
3,944
Trane Technologies PLC ............. 1,645
835
Trex Co., Inc.(a) ................... 30
5,800
Capital Markets — 2.25%
227
Affiliated Managers Group, Inc. ....... 63
1,637
Ameriprise Financial, Inc. ............ 728
3,629
Ares Management Corp., Class A ...... 396
2,669
Blackrock, Inc. ................... 2,567
13,200
Blackstone, Inc. ................... 1,518
4,722
Blue Owl Capital, Inc. .............. 43
2,959
Brookfield Asset Management Ltd., Class A 132
258
Bullish^(a) ...................... 9
11,470
Cboe Global Markets, Inc. ........... 3,224
15,278
CME Group, Inc., Class A ............ 4,512
3,916
Coinbase Global, Inc., Class A(a) ...... 683
287
Evercore, Inc., Class A .............. 86
295
FactSet Research Systems, Inc. ........ 64
2,297
Franklin Resources, Inc. ............. 54
136
Freedom Holding Corp./N.V.^(a) ....... 20
309
Hamilton Lane, Inc., Class A .......... 31
434
Houlihan Lokey, Inc., Class A ......... 62
7,851
Interactive Brokers Group, Inc., Class A .. 527
18,624
Intercontinental Exchange, Inc. ........ 2,929
2,832
Invesco Ltd. ...................... 69
929
Janus Henderson Group PLC ......... 48
1,185
Jefferies Financial Group, Inc. ......... 49
11,507
KKR & Co., Inc. .................. 1,065
720
Lazard, Inc., Class A ................ 31
1,403
LPL Financial Holdings, Inc. .......... 422
282
MarketAxess Holdings, Inc. .......... 47
20,391
Moody's Corp. .................... 8,895
20,803
Morgan Stanley ................... 3,423
182
Morningstar, Inc. .................. 31
1,306
MSCI, Inc., Class A ................ 704
8,091
Nasdaq, Inc. ..................... 687
3,339
Northern Trust Corp. ............... 466
3,322
Raymond James Financial, Inc. ........ 481
13,296
Robinhood Markets, Inc., Class A(a) .... 922
23,580
S&P Global, Inc. .................. 10,028
780
SEI Investments Co. ................ 61
4,912
State Street Corp. .................. 621
1,163
Stifel Financial Corp. ............... 86

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
3,865
T. Rowe Price Group, Inc. ............ $ 349
12,257
The Bank of New York Mellon Corp. .... 1,454
4,304
The Carlyle Group, Inc. ............. 208
110,188
The Charles Schwab Corp. ........... 10,355
5,289
The Goldman Sachs Group, Inc. ....... 4,474
1,002
TPG, Inc., Class A ................. 41
14,420
Tradeweb Markets, Inc., Class A ....... 1,697
496
Virtu Financial, Inc., Class A .......... 22
2,910
XP, Inc., Class A .................. 55
64,439
Chemicals — 0.91%
6,756
Air Products and Chemicals, Inc. ....... 1,962
920
Albemarle Corp. .................. 165
304
Ashland, Inc. ..................... 17
1,530
Axalta Coating Systems Ltd.(a) ........ 42
855
Celanese Corp., Class A ............. 56
19,817
CF Industries Holdings, Inc. .......... 2,573
22,101
Corteva, Inc. ..................... 1,850
12,725
Dow, Inc. ....................... 530
7,502
DuPont de Nemours, Inc. ............ 343
907
Eastman Chemical Co. .............. 69
8,193
Ecolab, Inc. ...................... 2,180
1,710
Element Solutions, Inc. .............. 58
955
FMC Corp. ...................... 16
924
Huntsman Corp. ................... 12
12,558
International Flavors & Fragrances, Inc. .. 911
10,893
Linde PLC ....................... 5,401
4,519
LyondellBasell Industries N.V., Class A .. 364
48
NewMarket Corp. ................. 31
769
Olin Corp. ....................... 23
4,031
PPG Industries, Inc. ................ 431
2,268
RPM International, Inc. ............. 226
80,470
Sensient Technologies Corp. .......... 6,957
1,245
Solstice Advanced Materials, Inc. ...... 95
2,335
The Mosaic Co. ................... 60
306
The Scotts Miracle-Gro Co. .......... 19
4,915
The Sherwin-Williams Co. ........... 1,575
250
Westlake Corp. ................... 29
25,995
Commercial Services & Supplies — 0.51%
9,762
Cintas Corp. ..................... 1,651
405
Clean Harbors, Inc.(a) .............. 116
27,232
Copart, Inc.(a) .................... 904
286
MSA Safety, Inc. .................. 47
1,466
RB Global, Inc. ................... 141
13,180
Republic Services, Inc., Class A ....... 2,887
35,112
Rollins, Inc. ...................... 1,875
1,995
Tetra Tech, Inc. ................... 60
9,064
Veralto Corp. ..................... 801
Shares Security Description
Value
(000)
Common Stocks (continued)
Commercial Services & Supplies (continued)
14,098
Waste Connections, Inc. ............. $ 2,290
16,558
Waste Management, Inc. ............. 3,805
14,577
Communications Equipment — 0.44%
18,839
Arista Networks, Inc.(a) ............. 2,313
2,504
Ciena Corp.(a) .................... 972
73,547
Cisco Systems, Inc. ................ 5,707
1,020
F5, Inc.(a) ....................... 295
1,272
Lumentum Holdings, Inc.(a) .......... 894
5,759
Motorola Solutions, Inc. ............. 2,499
33
Ubiquiti, Inc. ..................... 26
12,706
Construction & Engineering — 0.12%
2,348
AECOM ........................ 199
2,851
API Group Corp.(a) ................ 116
632
Comfort Systems USA, Inc. .......... 872
807
EMCOR Group, Inc. ............... 596
383
Everus Construction Group, Inc.(a) ..... 45
500
MasTec , Inc.(a) ................... 161
2,650
Quanta Services, Inc. ............... 1,453
159
Valmont Industries, Inc. ............. 64
1,259
WillScot Holdings Corp. ............. 22
3,528
Construction Materials — 0.55%
4,821
Amrize Ltd.(a) .................... 270
72,899
CRH PLC ....................... 7,663
249
Eagle Materials, Inc. ................ 47
1,138
James Hardie Industries PLC(a) ....... 22
12,221
Martin Marietta Materials, Inc. ........ 7,194
2,331
Vulcan Materials Co. ............... 635
15,831
Consumer Finance — 0.21%
2,135
Ally Financial, Inc. ................. 84
9,721
American Express Co. .............. 2,940
11,288
Capital One Financial Corp. .......... 2,059
35
Credit Acceptance Corp.(a) ........... 15
271 Figure Technology Solutions, Inc., Class
A^(a) ...................... 9
870
OneMain Holdings, Inc., Class A ....... 47
1,415
SLM Corp. ...................... 30
22,292
SoFi Technologies, Inc.(a) ............ 354
6,308
Synchrony Financial ................ 429
5,967
Consumer Staples Distribution & Retail — 1.11%
2,868
Albertsons Cos., Inc., Class A ......... 49
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 100

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
664
Casey's General Stores, Inc. .......... $ 483
9,019
Costco Wholesale Corp. ............. 8,987
21,405
Dollar General Corp. ............... 2,542
11,828
Dollar Tree, Inc.(a) ................. 1,295
1,321
Maplebear , Inc.(a) ................. 49
1,187
Performance Food Group Co.(a) ....... 102
758
Sprouts Farmers Market, Inc.(a) ....... 58
30,130
Sysco Corp. ...................... 2,149
8,049
Target Corp. ..................... 976
49,734
The Kroger Co. ................... 3,599
1,777
U.S. Foods Holding Corp.(a) .......... 164
91,163
Walmart, Inc. ..................... 11,329
31,882
Containers & Packaging — 0.19%
32,978
Amcor PLC ...................... 1,311
532
AptarGroup, Inc. .................. 67
5,602
Avery Dennison Corp. .............. 967
20,933
Ball Corp. ....................... 1,238
900
Crown Holdings, Inc. ............... 90
1,931
Graphic Packaging Holding Co. ....... 19
13,216
International Paper Co. .............. 471
3,889
Packaging Corp. of America .......... 826
1,105
Sealed Air Corp. .................. 46
638
Silgan Holdings, Inc. ............... 25
9,147
Smurfit Westrock PLC .............. 365
738
Sonoco Products Co. ............... 40
5,465
Distributors — 0.04%
9,089
Genuine Parts Co. ................. 961
1,863
LKQ Corp. ...................... 55
259
Pool Corp. ....................... 52
1,068
Diversified Consumer Services — 0.01%
3,971
ADT, Inc. ....................... 26
436
Bright Horizons Family Solutions, Inc.(a) 36
292
Duolingo, Inc., Class A(a) ............ 29
232
Grand Canyon Education, Inc.(a) ....... 39
890
H&R Block, Inc. .................. 28
148
Liberty Live Holdings, Inc., Class A(a) .. 14
355
Liberty Live Holdings, Inc., Class C(a) .. 33
1,078
Service Corp. International ........... 89
294
Diversified REITs — 0.47%
108,778
Essential Properties Realty Trust, Inc. ... 3,303
215,697
Global Net Lease, Inc. .............. 2,019
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified REITs (continued)
120,499
WP Carey, Inc. .................... $ 8,189
13,511
Diversified Telecommunication Services — 0.55%
3,978
AST SpaceMobile , Inc.(a) ............ 330
212,313
AT&T, Inc. ...................... 6,155
97,802
Comcast Corp., Class A ............. 2,808
26
GCI Liberty, Inc., Class A(a) .......... 1
176
GCI Liberty, Inc., Class C(a) .......... 7
517
Iridium Communications, Inc. ......... 14
1,274
Liberty Global Ltd., Class A(a) ........ 15
899
Liberty Global Ltd., Class C(a) ........ 11
126,275
Verizon Communications, Inc. ......... 6,338
15,679
Electric Utilities — 1.66%
36,171
Alliant Energy Corp. ............... 2,595
28,939
American Electric Power Co., Inc. ...... 3,793
5,506
Constellation Energy Corp. ........... 1,538
35,081
Duke Energy Corp. ................. 4,593
27,199
Edison International ................ 1,990
25,317
Entergy Corp. .................... 2,844
32,353
Evergy , Inc. ...................... 2,651
33,285
Eversource Energy ................. 2,307
71,886
Exelon Corp. ..................... 3,523
58,470
FirstEnergy Corp. .................. 2,962
417
IDACORP, Inc. ................... 60
56,366
NextEra Energy, Inc. ............... 5,236
3,481
NRG Energy, Inc. .................. 508
1,514
OGE Energy Corp. ................. 73
1,095
Oklo , Inc., Class A(a) ............... 54
125,303
PG&E Corp. ..................... 2,202
922
Pinnacle West Capital Corp. .......... 93
73,916
PPL Corp. ....................... 2,824
48,054
The Southern Co. .................. 4,638
40,095
Xcel Energy, Inc. .................. 3,185
47,669
Electrical Equipment — 0.44%
243
Acuity, Inc. ...................... 68
5,275
AMETEK, Inc. ................... 1,131
2,191
Bloom Energy Corp., Class A(a) ....... 297
6,972
Eaton Corp. PLC .................. 2,494
10,043
Emerson Electric Co. ............... 1,316
4,854
GE Vernova , Inc. .................. 4,235
459
Generac Holdings, Inc.(a) ............ 90
950
Hubbell, Inc. ..................... 467
1,253
nVent Electric PLC ................. 148
518
Regal Rexnord Corp. ............... 97
2,001
Rockwell Automation, Inc. ........... 718
1,008
Sensata Technologies Holding PLC ..... 36

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Electrical Equipment (continued)
6,626
Vertiv Holdings Co., Class A .......... $ 1,660
12,757
Electronic Equipment, Instruments & Components
— 0.54%
71,748
Amphenol Corp., Class A ............ 9,065
399
Arrow Electronics, Inc.(a) ............ 57
614
Avnet, Inc. ....................... 38
2,341
CDW Corp. ...................... 284
1,318
Cognex Corp. .................... 65
2,766
Coherent Corp.(a) ................. 659
14,293
Corning, Inc. ..................... 1,943
357
Crane NXT Co. ................... 14
6,449
Flex Ltd.(a) ...................... 422
158
Ingram Micro Holding Corp. .......... 4
187
IPG Photonics Corp.(a) .............. 21
1,880
Jabil, Inc. ....................... 499
3,055
Keysight Technologies, Inc.(a) ........ 863
203
Littelfuse , Inc. .................... 69
875
Ralliant Corp. .................... 36
609
TD SYNNEX Corp. ................ 103
2,950
TE Connectivity PLC ............... 617
824
Teledyne Technologies, Inc.(a) ........ 499
1,075
Vontier Corp. ..................... 38
914
Zebra Technologies Corp.(a) .......... 191
15,487
Energy Equipment & Services — 0.12%
17,549
Baker Hughes Co. ................. 1,072
15,093
Halliburton Co. ................... 588
2,720
NOV, Inc. ....................... 51
26,676
SLB Ltd. ........................ 1,371
3,138
TechnipFMC PLC ................. 217
554
Weatherford International PLC ........ 52
3,351
Entertainment — 0.90%
4,318
Electronic Arts, Inc. ................ 881
15,068 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,281
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 12
2,934
Live Nation Entertainment, Inc.(a) ...... 447
125
Madison Square Garden Sports Corp.(a) .. 40
171,849
Netflix, Inc.(a) .................... 16,523
10,606
ROBLOX Corp., Class A(a) .......... 600
1,033
Roku, Inc., Class A(a) ............... 98
1,208
Spotify Technology SA(a) ............ 586
5,006
Take-Two Interactive Software, Inc.(a) ... 989
31,822
The Walt Disney Co. ............... 3,067
556
TKO Group Holdings, Inc. ........... 112
Shares Security Description
Value
(000)
Common Stocks (continued)
Entertainment (continued)
41,248
Warner Bros. Discovery, Inc.(a) ........ $ 1,133
25,769
Financial Services — 2.11%
4,692
Affirm Holdings, Inc., Class A(a) ....... 215
67,024
Apollo Global Management, Inc. ....... 7,467
30,944
Berkshire Hathaway, Inc., Class B(a) .... 14,829
9,524
Block, Inc., Class A(a) .............. 573
4,488
Corebridge Financial, Inc. ............ 107
1,188
Corpay , Inc.(a) .................... 346
4,903
Equitable Holdings, Inc. ............. 182
313
Euronet Worldwide, Inc.(a) ........... 21
17,027
Fidelity National Information Services, Inc. 798
17,529
Fiserv, Inc.(a) ..................... 978
4,366
Global Payments, Inc. ............... 294
10,965
Jack Henry & Associates, Inc. ......... 1,733
29,937
Mastercard, Inc., Class A ............ 14,960
1,613
MGIC Investment Corp. ............. 42
16,223
PayPal Holdings, Inc. ............... 734
16,317
Rocket Cos., Inc., Class A(a) .......... 232
513
Shift4 Payments, Inc., Class A^(a) ...... 22
2,293
The Western Union Co. .............. 20
8,040
Toast, Inc., Class A(a) ............... 213
703
UWM Holdings Corp. .............. 3
55,214
Visa, Inc., Class A ................. 16,688
738
Voya Financial, Inc. ................ 50
262
WEX, Inc.(a) ..................... 40
60,547
Food Products — 0.91%
33,887
Archer-Daniels-Midland Co. .......... 2,463
15,763
Bunge Global SA .................. 2,006
3,657
Conagra Brands, Inc. ............... 57
1,213
Darling Ingredients, Inc.(a) ........... 75
1,421
Flowers Foods, Inc. ................ 12
345
Freshpet , Inc.(a) ................... 20
69,932
General Mills, Inc. ................. 2,603
113,253
Hormel Foods Corp. ................ 2,565
497
Ingredion, Inc. .................... 56
990
Lamb Weston Holdings, Inc. .......... 42
37,423
McCormick & Co., Inc. ............. 1,887
63,884
Mondelez International, Inc., Class A .... 3,682
235
Pilgrim's Pride Corp. ............... 9
362
Post Holdings, Inc.(a) ............... 36
2
Seaboard Corp. ................... 11
351
Smithfield Foods, Inc. ............... 10
1,470
The Campbell's Company^ ........... 33
14,216
The Hershey Co. .................. 2,955
23,722
The J.M. Smucker Co. .............. 2,288
115,244
The Kraft Heinz Co. ................ 2,593

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Food Products (continued)
41,851
Tyson Foods, Inc., Class A ........... $ 2,680
26,083
Gas Utilities — 0.11%
15,812
Atmos Energy Corp. ................ 2,920
1,532
MDU Resources Group, Inc. .......... 32
722
National Fuel Gas Co. .............. 68
1,588
UGI Corp. ....................... 58
3,078
Ground Transportation — 0.61%
131
Avis Budget Group, Inc.^(a) .......... 19
50,250
CSX Corp. ....................... 2,062
1,325
JB Hunt Transport Services, Inc. ....... 281
1,183 Knight-Swift Transportation Holdings, Inc.,
Class A ..................... 68
271
Landstar System, Inc. ............... 43
2,720
Lyft, Inc., Class A(a) ............... 36
3,977
Norfolk Southern Corp. ............. 1,142
3,348
Old Dominion Freight Line, Inc. ....... 654
311
Ryder System, Inc. ................. 64
214
Saia, Inc.(a) ...................... 75
237
Schneider National, Inc., Class B ....... 6
35,585
Uber Technologies, Inc.(a) ........... 2,560
68
U-Haul Holding Co.(a) .............. 3
761
U-Haul Holding Co. ................ 34
42,339
Union Pacific Corp. ................ 10,274
912
XPO, Inc.(a) ..................... 177
17,498
Health Care Equipment & Supplies — 1.23%
49,672
Abbott Laboratories ................ 5,100
557
Align Technology, Inc.(a) ............ 95
28,723
Baxter International, Inc. ............ 482
13,766
Becton Dickinson & Co. ............. 2,165
138,600
Boston Scientific Corp.(a) ............ 8,697
1,225
DENTSPLY SIRONA, Inc. ........... 14
6,990
Dexcom, Inc.(a) ................... 439
19,896
Edwards Lifesciences Corp.(a) ........ 1,593
1,234
Envista Holdings Corp.(a) ............ 31
8,046
GE HealthCare Technologies, Inc. ...... 573
897
Globus Medical, Inc., Class A(a) ....... 77
4,032
Hologic, Inc.(a) ................... 305
1,426
IDEXX Laboratories, Inc.(a) .......... 802
217
Inspire Medical Systems, Inc.(a) ....... 11
1,242
Insulet Corp.(a) ................... 260
6,298
Intuitive Surgical, Inc.(a) ............ 2,904
360
Masimo Corp.(a) .................. 64
41,136
Medtronic PLC ................... 3,564
302
Penumbra, Inc.(a) .................. 99
4,155
ResMed, Inc. ..................... 933
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
2,807
Solventum Corp.(a) ................ $ 183
6,304
STERIS PLC ..................... 1,394
8,639
Stryker Corp. ..................... 2,839
356
Teleflex, Inc. ..................... 43
8,866
The Cooper Cos., Inc.(a) ............. 634
21,722
Zimmer Biomet Holdings, Inc. ........ 1,964
35,265
Health Care Providers & Services — 1.44%
675
Acadia Healthcare Co., Inc.(a) ......... 16
164,612
Brookdale Senior Living, Inc.(a) ....... 2,253
13,275
Cardinal Health, Inc. ............... 2,805
10,631
Cencora , Inc. ..................... 3,341
64,380
Centene Corp.(a) .................. 2,107
111
Chemed Corp. .................... 42
46,248
CVS Health Corp. ................. 3,321
296
DaVita, Inc.(a) .................... 45
9,978
Elevance Health, Inc. ............... 2,922
771
Encompass Health Corp. ............. 75
6,070
HCA Healthcare, Inc. ............... 2,872
847
Henry Schein, Inc.(a) ............... 62
12,998
Humana, Inc. ..................... 2,253
6,115
Labcorp Holdings, Inc. .............. 1,632
4,919
McKesson Corp. .................. 4,257
415
Molina Healthcare, Inc.(a) ........... 55
12,869
Quest Diagnostics, Inc. .............. 2,522
682
Tenet Healthcare Corp.(a) ............ 129
12,403
The Cigna Group .................. 3,308
23,735
UnitedHealth Group, Inc. ............ 6,423
4,608
Universal Health Services, Inc., Class B .. 824
41,264
Health Care REITs — 1.25%
1,330
Alexandria Real Estate Equities, Inc. .... 62
70,937
American Healthcare REIT, Inc. ....... 3,345
98,639
CareTrust REIT, Inc. ............... 3,615
2,539
Healthcare Realty Trust, Inc. .......... 43
62,569
Healthpeak Properties, Inc. ........... 1,028
3,673
Medical Properties Trust, Inc. ......... 17
2,222
Omega Healthcare Investors, Inc. ...... 97
65,385
Ventas, Inc. ...................... 5,347
113,059
Welltower, Inc. .................... 22,354
35,908
Health Care Technology — 0.02%
881
Certara, Inc.(a) .................... 5
1,010
Doximity, Inc., Class A(a) ............ 24
2,719
Veeva Systems, Inc., Class A(a) ........ 477
506

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotel & Resort REITs — 0.09%
5,369
Host Hotels & Resorts, Inc. ........... $ 103
1,252
Park Hotels & Resorts, Inc. ........... 13
106,938
Pebblebrook Hotel Trust ............. 1,351
68,261
Xenia Hotels & Resorts, Inc. .......... 1,012
2,479
Hotels, Restaurants & Leisure — 1.68%
7,634
Airbnb, Inc., Class A(a) ............. 964
1,994
Aramark ........................ 81
577
Booking Holdings, Inc. .............. 2,429
449
Boyd Gaming Corp. ................ 37
1,556
Caesars Entertainment, Inc.(a) ......... 41
19,152
Carnival Corp. .................... 496
772
Cava Group, Inc.(a) ................ 62
23,589
Chipotle Mexican Grill, Inc., Class A(a) .. 755
229
Choice Hotels International, Inc. ....... 24
541
Churchill Downs, Inc. ............... 49
7,414
Darden Restaurants, Inc. ............. 1,454
3,371
Domino's Pizza, Inc. ................ 1,210
6,688
DoorDash , Inc., Class A(a) ........... 1,004
8,367
DraftKings, Inc.(a) ................. 180
895
Dutch Bros, Inc., Class A(a) .......... 45
2,139
Expedia Group, Inc. ................ 494
62,881
Flutter Entertainment PLC, Class DI(a) .. 6,411
34,635
Hilton Worldwide Holdings, Inc. ....... 10,531
762
Hyatt Hotels Corp., Class A ........... 110
5,399
Las Vegas Sands Corp. .............. 291
7,093
Marriott International, Inc., Class A ..... 2,320
19,189
McDonald's Corp. ................. 5,964
1,585
MGM Resorts International(a) ......... 59
3,394
Norwegian Cruise Line Holdings Ltd.(a) . 63
796
Penn Entertainment, Inc.(a) ........... 12
633
Planet Fitness, Inc., Class A(a) ........ 47
2,504
Restaurant Brands International, Inc. .... 185
4,556
Royal Caribbean Cruises Ltd. ......... 1,253
20,121
Starbucks Corp. ................... 1,803
533
Texas Roadhouse, Inc., Class A ........ 88
692
The Wendy's Co. .................. 5
481
Travel + Leisure Co. ................ 33
277
Vail Resorts, Inc. .................. 36
97,919
Viking Holdings Ltd.(a) ............. 7,195
215
Wingstop , Inc. .................... 33
575
Wyndham Hotels & Resorts, Inc. ....... 47
598
Wynn Resorts Ltd. ................. 61
15,301
Yum! Brands, Inc. ................. 2,379
48,251
Household Durables — 0.58%
8,826
D.R. Horton, Inc. .................. 1,212
2,937
Garmin Ltd. ...................... 682
6,062
Lennar Corp., Class A ............... 527
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Durables (continued)
73
Lennar Corp., Class B .............. $ 6
399
Mohawk Industries, Inc.(a) ........... 39
2,863
Newell Brands, Inc. ................ 10
186
NVR, Inc.(a) ..................... 1,225
3,435
PulteGroup, Inc. ................... 404
57,203
SharkNinja , Inc.(a) ................. 6,057
86,261
Somnigroup International, Inc. ........ 6,376
746
Toll Brothers, Inc. ................. 102
226
TopBuild Corp.(a) ................. 79
404
Whirlpool Corp. ................... 22
16,741
Household Products — 0.69%
30,938
Church & Dwight Co., Inc. ........... 2,888
41,699
Colgate-Palmolive Co. .............. 3,554
30,060
Kimberly-Clark Corp. ............... 2,900
412
Reynolds Consumer Products, Inc. ..... 9
21,192
The Clorox Co. ................... 2,197
57,251
The Procter & Gamble Co. ........... 8,267
19,815
Independent Power and Renewable Electricity Producers
— 0.48%
968
Brookfield Renewable Corp. .......... 39
261
Clearway Energy, Inc., Class A ........ 10
633
Clearway Energy, Inc., Class C ........ 25
19,513
Talen Energy Corp.(a) .............. 6,230
5,463
The AES Corp. ................... 77
48,805
Vistra Corp. ...................... 7,336
13,717
Industrial Conglomerates — 0.15%
9,414
3M Co. ......................... 1,367
13,577
Honeywell International, Inc. ......... 3,069
4,436
Industrial REITs — 0.78%
2,173
Americold Realty Trust, Inc. .......... 25
14,390
EastGroup Properties, Inc. ........... 2,664
999
First Industrial Realty Trust, Inc. ....... 58
546
Lineage, Inc. ..................... 18
24,591
LXP Industrial Trust ................ 1,138
139,217
Prologis, Inc. ..................... 18,400
1,699
Rexford Industrial Realty, Inc. ......... 56
1,444
STAG Industrial, Inc. ............... 52
22,411
Insurance — 1.78%
22,351
Aflac, Inc. ....................... 2,453
10,815
American Financial Group, Inc. ........ 1,381
19,792
American International Group, Inc. ..... 1,489

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
9,629
Aon PLC, Class A ................. $ 3,108
23,478
Arch Capital Group Ltd.(a) ........... 2,255
13,362
Arthur J. Gallagher & Co. ............ 2,893
404
Assurant, Inc. .................... 88
375
Assured Guaranty Ltd. .............. 31
590
Axis Capital Holdings Ltd. ........... 60
435
Brighthouse Financial, Inc.(a) ......... 26
29,362
Brown & Brown, Inc. ............... 1,915
13,088
Chubb Ltd. ...................... 4,267
8,520
Cincinnati Financial Corp. ........... 1,340
105
CNA Financial Corp. ............... 5
6,676
Erie Indemnity Co., Class A .......... 1,677
4,918
Everest Group Ltd. ................. 1,608
20,817
Fidelity National Financial, Inc. ....... 965
765
First American Financial Corp. ........ 46
641
Globe Life, Inc. ................... 89
482
Kemper Corp. .................... 15
179
Kinsale Capital Group, Inc. ........... 61
1,287
Lincoln National Corp. .............. 46
15,587
Loews Corp. ..................... 1,664
861
Markel Group, Inc.(a) ............... 1,647
19,450
Marsh & McLennan Cos., Inc. ........ 3,374
9,948
MetLife, Inc. ..................... 704
1,708
Old Republic International Corp. ....... 68
257
Primerica, Inc. .................... 64
3,957
Principal Financial Group, Inc. ........ 356
6,204
Prudential Financial, Inc. ............ 606
530
Reinsurance Group of America, Inc. .... 108
353
RenaissanceRe Holdings Ltd. ......... 105
608
RLI Corp. ....................... 35
812
Ryan Specialty Holdings, Inc., Class A ... 27
12,778
The Allstate Corp. ................. 2,650
297
The Hanover Insurance Group, Inc. ..... 51
14,613
The Hartford Insurance Group, Inc. ..... 1,976
20,894
The Progressive Corp. .............. 4,142
9,297
The Travelers Cos., Inc. ............. 2,711
1,339
Unum Group ..................... 98
34,376
W.R. Berkley Corp. ................ 2,279
22
White Mountains Insurance Group Ltd. .. 48
8,312
Willis Towers Watson PLC ........... 2,416
50,947
Interactive Media & Services — 3.16%
128,086
Alphabet, Inc., Class A .............. 36,832
85,476
Alphabet, Inc., Class C .............. 24,520
446
IAC, Inc.(a) ...................... 18
1,770
Match Group, Inc. ................. 54
50,409
Meta Platforms, Inc., Class A ......... 28,840
10,234
Pinterest, Inc., Class A(a) ............ 188
1,999
Reddit, Inc., Class A(a) .............. 269
10,787
Snap, Inc., Class A(a) ............... 50
Shares Security Description
Value
(000)
Common Stocks (continued)
Interactive Media & Services (continued)
1,247
Trump Media & Technology Group Corp.(a) $ 12
1,579
ZoomInfo Technologies, Inc., Class A(a) . 9
90,792
IT Services — 0.46%
11,018
Accenture PLC, Class A ............. 2,185
1,110
Akamai Technologies, Inc.(a) ......... 127
854
Amdocs Ltd. ..................... 56
5,681
Cloudflare, Inc., Class A(a) ........... 1,172
8,592 Cognizant Technology Solutions Corp.,
Class A ..................... 527
2,339
CoreWeave , Inc., Class A(a) .......... 181
1,008
DXC Technology Co.(a) ............. 13
427
EPAM Systems, Inc.(a) .............. 58
1,333
Gartner, Inc.(a) ................... 211
309
Globant SA(a) .................... 14
2,437
GoDaddy, Inc., Class A(a) ............ 202
18,833
International Business Machines Corp. ... 4,565
1,741
Kyndryl Holdings, Inc.(a) ............ 23
1,440
MongoDB, Inc., Class A(a) ........... 352
3,118
Okta, Inc., Class A(a) ............... 245
5,779
Snowflake, Inc., Class A(a) ........... 871
2,581
Twilio, Inc., Class A(a) .............. 325
8,458
VeriSign, Inc. ..................... 2,101
13,228
Leisure Products — 0.01%
490
Brunswick Corp. .................. 36
1,021
Hasbro, Inc. ...................... 95
2,378
Mattel, Inc.(a) .................... 35
547
YETI Holdings, Inc.(a) .............. 20
186
Life Sciences Tools & Services — 0.34%
5,030
Agilent Technologies, Inc. ............ 573
5,099
Avantor, Inc.(a) ................... 40
143
Bio-Rad Laboratories, Inc., Class A(a) ... 40
1,180
Bio-Techne Corp. .................. 62
684
Bruker Corp. ..................... 25
382 Charles River Laboratories International,
Inc.(a) ...................... 66
11,353
Danaher Corp. .................... 2,152
2,753
Illumina, Inc.(a) ................... 339
3,012
IQVIA Holdings, Inc.(a) ............. 514
177
Medpace Holdings, Inc.(a) ........... 85
369
Mettler-Toledo International, Inc.(a) .... 465
1,539
QIAGEN N.V. .................... 62
419
Repligen Corp.(a) .................. 49
906
Revvity , Inc. ..................... 79
1,589
Sotera Health Co.(a) ................ 23
867
Tempus AI, Inc., Class A(a) ........... 39
7,115
Thermo Fisher Scientific, Inc. ......... 3,497

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
1,736
Waters Corp.(a) ................... $ 517
4,550
West Pharmaceutical Services, Inc. ..... 1,141
9,768
Machinery — 0.78%
508
AGCO Corp. ..................... 59
657
Allison Transmission Holdings, Inc. .... 77
8,271
Caterpillar, Inc. ................... 5,860
15,489
CNH Industrial N.V. ................ 170
381
Crane Co. ....................... 65
2,457
Cummins, Inc. .................... 1,322
5,129
Deere & Co. ..................... 2,888
921
Donaldson Co., Inc. ................ 78
2,403
Dover Corp. ...................... 501
469
Esab Corp. ....................... 45
987
Flowserve Corp. ................... 73
5,898
Fortive Corp. ..................... 326
1,972
Gates Industrial Corp. PLC(a) ......... 45
2,974
Graco, Inc. ...................... 251
1,338
IDEX Corp. ...................... 254
6,938
Illinois Tool Works, Inc. ............. 1,806
7,042
Ingersoll Rand, Inc. ................ 564
663
ITT, Inc. ........................ 126
425
Lincoln Electric Holdings, Inc. ........ 106
839
Mueller Industries, Inc. .............. 93
947
Nordson Corp. .................... 252
498
Oshkosh Corp. .................... 73
19,916
Otis Worldwide Corp. ............... 1,535
9,371
PACCAR, Inc. .................... 1,083
2,253
Parker-Hannifin Corp. .............. 2,017
2,912
Pentair PLC ...................... 254
250
RBC Bearings, Inc.(a) .............. 136
2,109
Snap-on, Inc. ..................... 766
1,213
Stanley Black & Decker, Inc. ......... 86
373
The Middleby Corp.(a) .............. 49
511
The Timken Co. ................... 51
791
The Toro Co. ..................... 74
3,046
Westinghouse Air Brake Technologies Corp. 762
4,307
Xylem, Inc. ...................... 515
22,362
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 60
Media — 0.11%
1,529
Charter Communications, Inc., Class A(a) 330
1,050
DoubleVerify Holdings, Inc.(a) ........ 10
1,391
EchoStar Corp., Class A(a) ........... 163
3,748
Fox Corp., Class A ................. 219
16,431
Fox Corp., Class B ................. 873
132
Liberty Broadband Corp., Class A(a) .... 7
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
880
Liberty Broadband Corp., Class C(a) .... $ 44
6,586
News Corp., Class A ................ 164
897
News Corp., Class B ............... 26
227
Nexstar Media Group, Inc., Class A ..... 41
370
NIQ Global Intelligence PLC(a) ....... 4
13,418
Omnicom Group, Inc. ............... 1,011
1,469
Sirius XM Holdings, Inc. ............ 34
1,232
The New York Times Co., Class A ...... 103
7,829
The Trade Desk, Inc., Class A(a) ....... 177
979
Versant Media Group, Inc. ........... 36
3,242
Metals & Mining — 0.25%
2,023
Alcoa Corp. ...................... 134
3,945
Anglogold Ashanti PLC ............. 384
4,358
Cleveland-Cliffs, Inc.(a) ............. 37
8,696
Coeur Mining, Inc.(a) ............... 163
25,645
Freeport-McMoRan, Inc. ............ 1,507
1,013
MP Materials Corp.(a) .............. 49
28,504
Newmont Corp. ................... 3,087
4,119
Nucor Corp. ...................... 696
952
Reliance, Inc. ..................... 289
657
Royal Gold, Inc. ................... 167
659
Southern Copper Corp. .............. 113
2,424
Steel Dynamics, Inc. ................ 437
7,063
Mortgage Real Estate Investment Trusts (REITs)
— 0.02%
8,090
AGNC Investment Corp. ............ 81
20,981
Annaly Capital Management, Inc. ...... 444
4,012
Rithm Capital Corp. ................ 38
2,689
Starwood Property Trust, Inc. ......... 46
609
Multi-Utilities — 0.96%
26,123
Ameren Corp. .................... 2,872
64,378
CenterPoint Energy, Inc. ............. 2,779
37,732
CMS Energy Corp. ................. 2,927
30,475
Consolidated Edison, Inc. ............ 3,449
48,267
Dominion Energy, Inc. .............. 2,983
19,046
DTE Energy Co. .................. 2,785
47,996
NiSource, Inc. .................... 2,239
26,362
Public Service Enterprise Group, Inc. .... 2,135
24,301
Sempra ......................... 2,361
27,113
WEC Energy Group, Inc. ............ 3,139
27,669
Office REITs — 0.05%
1,189
BXP, Inc. ........................ 62
42,889
COPT Defense Properties ............ 1,312

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Office REITs (continued)
1,290
Cousins Properties, Inc. ............. $ 29
788
Highwoods Properties, Inc. ........... 17
881
Kilroy Realty Corp. ................ 25
1,338
Vornado Realty Trust ............... 35
1,480
Oil, Gas & Consumable Fuels — 1.77%
2,550
Antero Midstream Corp. ............. 58
2,242
Antero Resources Corp.(a) ........... 95
2,627
APA Corp. ....................... 111
9,951
Cheniere Energy, Inc. ............... 2,824
40,746
Chevron Corp. .................... 8,430
474
Chord Energy Corp. ................ 67
27,585
ConocoPhillips ................... 3,641
13,660
Coterra Energy, Inc. ................ 480
10,896
Devon Energy Corp. ................ 548
3,343
Diamondback Energy, Inc. ........... 662
816
DT Midstream, Inc. ................ 110
17,454
EOG Resources, Inc. ............... 2,524
10,960
EQT Corp. ....................... 698
13,991
Expand Energy Corp. ............... 1,536
86,643
Exxon Mobil Corp. ................ 14,698
1,226
HF Sinclair Corp. .................. 76
74,075
Kinder Morgan, Inc. ................ 2,485
6,608
Marathon Petroleum Corp. ........... 1,614
902
Matador Resources Co. .............. 57
22,784
Occidental Petroleum Corp. .......... 1,481
13,756
ONEOK, Inc. ..................... 1,243
2,546
Ovintiv , Inc. ..................... 151
5,569
Permian Resources Corp. ............ 119
7,116
Phillips 66 ....................... 1,297
1,786
Range Resources Corp. .............. 81
3,813
Targa Resources Corp. .............. 956
1,028
Texas Pacific Land Corp. ............ 487
36,767
The Williams Cos., Inc. ............. 2,676
6,703
Valero Energy Corp. ................ 1,656
1,312
Viper Energy, Inc., Class A ........... 62
50,923
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. 35
Passenger Airlines — 0.24%
853
Alaska Air Group, Inc.(a) ............ 31
4,899
American Airlines Group, Inc.(a) ....... 53
6,697
Delta Air Lines, Inc. ................ 446
3,608
Southwest Airlines Co. .............. 136
68,523
United Airlines Holdings, Inc.(a) ....... 6,308
6,974
Shares Security Description
Value
(000)
Common Stocks (continued)
Personal Care Products — 0.03%
736
BellRing Brands, Inc.(a) ............. $ 12
992
Coty, Inc., Class A(a) ............... 2
406
e.l.f . Beauty, Inc.(a) ................ 25
34,007
Kenvue , Inc. ..................... 586
4,374
The Estee Lauder Cos., Inc., Class A .... 314
939
Pharmaceuticals — 3.02%
71,158
Bristol-Myers Squibb Co. ............ 4,316
727
Corcept Therapeutics, Inc.(a) ......... 29
3,702
Elanco Animal Health, Inc.(a) ......... 89
22,271
Eli Lilly & Co. .................... 20,482
467
Jazz Pharmaceuticals PLC(a) ......... 88
53,592
Johnson & Johnson ................ 13,101
61,549
Merck & Co., Inc. ................. 7,404
876,832
Novo Nordisk A/S, ADR ............. 32,223
1,927
Organon & Co. ................... 12
1,019
Perrigo Co. PLC .................. 11
167,025
Pfizer, Inc. ....................... 4,691
50,935
Royalty Pharma PLC, Class A ......... 2,444
9,041
Viatris , Inc. ...................... 122
14,010
Zoetis, Inc., Class A ................ 1,656
86,668
Professional Services — 0.45%
1,232
Amentum Holdings, Inc.(a) ........... 32
12,559
Automatic Data Processing, Inc. ....... 2,552
20,451 Booz Allen Hamilton Holding Corp., Class
A ......................... 1,596
8,155
Broadridge Financial Solutions, Inc. .... 1,325
171
CACI International, Inc., Class A(a) .... 93
771
Clarivate PLC(a) .................. 2
322
Concentrix Corp. .................. 9
2,181
Equifax, Inc. ..................... 393
1,059
ExlService Holdings, Inc.(a) .......... 32
256
FTI Consulting, Inc.(a) .............. 45
1,245
Genpact Ltd. ..................... 46
2,166
Jacobs Solutions, Inc. ............... 276
917
KBR, Inc. ....................... 34
10,316
Leidos Holdings, Inc. ............... 1,604
208
ManpowerGroup, Inc. .............. 6
408
Parsons Corp.(a) .................. 22
16,401
Paychex, Inc. ..................... 1,511
388
Paycom Software, Inc. .............. 47
349
Paylocity Holding Corp.(a) ........... 38
615
Robert Half, Inc. .................. 16
363
Science Applications International Corp. . 34
3,794
SS&C Technologies Holdings, Inc. ..... 256
3,393
TransUnion ...................... 235

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Professional Services (continued)
13,683
Verisk Analytics, Inc., Class A ......... $ 2,596
12,800
Real Estate Management & Development — 0.23%
5,320
CBRE Group, Inc., Class A(a) ......... 720
735,500
Compass, Inc., Class A(a) ............ 5,378
7,420
CoStar Group, Inc.(a) ............... 299
254
Howard Hughes Holdings, Inc.(a) ...... 16
378
Jones Lang LaSalle, Inc.(a) ........... 115
317
Zillow Group, Inc., Class A(a) ......... 13
2,977
Zillow Group, Inc., Class C(a) ......... 123
6,664
Residential REITs — 0.96%
41,418
American Homes 4 Rent, Class A ...... 1,157
7,967
AvalonBay Communities, Inc. ......... 1,301
831
Camden Property Trust .............. 81
22,323
Centerspace ...................... 1,282
33,331
Equity LifeStyle Properties, Inc. ....... 2,080
20,775
Equity Residential ................. 1,229
20,047
Essex Property Trust, Inc. ............ 4,851
54,280
Invitation Homes, Inc. .............. 1,349
35,667
Mid-America Apartment Communities, Inc. 4,356
50,268
Sun Communities, Inc. .............. 6,333
100,895
UDR, Inc. ....................... 3,408
27,427
Retail REITs — 0.91%
103,267
Acadia Realty Trust ................ 1,974
891
Agree Realty Corp. ................ 67
2,262
Brixmor Property Group, Inc. ......... 65
653
Federal Realty Investment Trust ....... 69
36,120
Kimco Realty Corp. ................ 811
1,447
NNN REIT, Inc. ................... 61
71,280
Realty Income Corp. ............... 4,361
71,446
Regency Centers Corp. .............. 5,407
52,552
Simon Property Group, Inc. .......... 9,803
184,659
The Macerich Co. ................. 3,490
26,108
Semiconductors & Semiconductor Equipment — 6.19%
28,795
Advanced Micro Devices, Inc.(a) ....... 5,858
946
Allegro MicroSystems , Inc.(a) ......... 30
972
Amkor Technology, Inc. ............. 44
8,780
Analog Devices, Inc. ............... 2,794
14,163
Applied Materials, Inc. .............. 4,841
2,291
Astera Labs, Inc.(a) ................ 251
103,358
Broadcom, Inc. ................... 31,990
416
Cirrus Logic, Inc.(a) ................ 60
1,682
Credo Technology Group Holding Ltd.(a) 158
893
Enphase Energy, Inc.(a) ............. 34
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
2,657
Entegris , Inc. ..................... $ 311
1,794
First Solar, Inc.(a) ................. 354
757
GLOBALFOUNDRIES, Inc.(a) ....... 34
79,246
Intel Corp.(a) ..................... 3,497
2,335
KLA Corp. ...................... 3,438
53,900
Lam Research Corp. ................ 11,516
1,082
Lattice Semiconductor Corp.(a) ........ 100
502 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 111
15,179
Marvell Technology, Inc. ............ 1,504
9,652
Microchip Technology, Inc. ........... 624
38,543
Micron Technology, Inc. ............. 13,022
526
MKS, Inc. ....................... 121
842
Monolithic Power Systems, Inc. ....... 920
465,325
NVIDIA Corp. .................... 81,152
2,481
NXP Semiconductors N.V. ........... 488
7,115
ON Semiconductor Corp.(a) .......... 440
399
Onto Innovation, Inc.(a) ............. 82
3,795
Qnity Electronics, Inc. .............. 437
657
Qorvo, Inc.(a) .................... 51
19,069
QUALCOMM, Inc. ................ 2,456
1,120
Skyworks Solutions, Inc. ............ 60
20,414 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ................... 6,899
2,765
Teradyne, Inc. .................... 820
16,224
Texas Instruments, Inc. .............. 3,150
353
Universal Display Corp. ............. 32
177,679
Software — 4.99%
7,441
Adobe, Inc.(a) .................... 1,809
169
Appfolio , Inc., Class A(a) ............ 27
23,906
AppLovin Corp., Class A(a) .......... 9,514
2,948
Atlassian Corp., Class A(a) ........... 201
10,638
Aurora Innovation, Inc.(a) ............ 44
3,758
Autodesk, Inc.(a) .................. 900
1,218
Bentley Systems, Inc., Class B ........ 43
630
BILL Holdings, Inc.(a) .............. 24
4,860
Cadence Design Systems, Inc.(a) ....... 1,351
4,007
CCC Intelligent Solutions Holdings, Inc.(a) 24
367
Circle Internet Group, Inc., Class A(a) ... 35
4,432
Crowdstrike Holdings, Inc., Class A(a) .. 1,730
5,535
Datadog, Inc., Class A(a) ............ 653
1,551
Docusign , Inc., Class A(a) ............ 74
449
Dolby Laboratories, Inc., Class A ...... 27
1,363
Dropbox, Inc., Class A(a) ............ 31
2,271
Dynatrace, Inc.(a) ................. 84
673
Elastic N.V.(a) .................... 34
423
Fair Isaac Corp.(a) ................. 451
11,234
Fortinet, Inc.(a) ................... 919
9,560
Gen Digital, Inc. .................. 180
1,017
Gitlab, Inc., Class A(a) .............. 22

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
687
Guidewire Software, Inc.(a) .......... $ 103
925
HubSpot, Inc.(a) .................. 225
4,904
Intuit, Inc. ....................... 2,121
3,331
IREN Ltd.(a) ..................... 114
471
Manhattan Associates, Inc.(a) ......... 63
224,772
Microsoft Corp. ................... 83,203
825
nCino , Inc.(a) .................... 12
1,984
Nutanix, Inc., Class A(a) ............. 75
78,625
Oracle Corp. ..................... 11,566
95,735
Palantir Technologies, Inc., Class A(a) ... 14,004
14,199
Palo Alto Networks, Inc.(a) ........... 2,276
628
Pegasystems, Inc. .................. 27
886
Procore Technologies, Inc.(a) ......... 51
2,116
PTC, Inc.(a) ...................... 302
475
RingCentral, Inc., Class A ............ 18
4,214
Roper Technologies, Inc. ............. 1,491
1,046
Rubrik, Inc., Class A(a) ............. 51
465
SailPoint, Inc.(a) .................. 6
16,684
Salesforce, Inc. ................... 3,114
5,840
Samsara, Inc., Class A(a) ............ 185
2,117
SentinelOne , Inc., Class A(a) .......... 27
18,335
ServiceNow, Inc.(a) ................ 1,917
4,670
Strategy, Inc., Class A(a) ............. 583
3,357
Synopsys, Inc.(a) .................. 1,331
620
Teradata Corp.(a) .................. 16
4,247
Trimble, Inc.(a) ................... 277
1,719
Tyler Technologies, Inc.(a) ........... 588
2,973
UiPath, Inc., Class A(a) ............. 33
2,463
Unity Software, Inc.(a) .............. 54
3,830
Workday, Inc., Class A(a) ............ 498
4,514
Zoom Communications, Inc., Class A(a) . 363
1,825
Zscaler, Inc.(a) .................... 256
143,127
Specialized REITs — 1.70%
20,533
American Tower Corp. .............. 3,544
29,770
Crown Castle, Inc. ................. 2,421
1,695
CubeSmart ...................... 62
29,749
Digital Realty Trust, Inc. ............. 5,362
561
EPR Properties ................... 28
16,654
Equinix, Inc. ..................... 16,324
9,923
Extra Space Storage, Inc. ............ 1,301
524
Fermi, Inc.(a) ..................... 3
40,906
Gaming and Leisure Properties, Inc. .... 1,816
5,339
Iron Mountain, Inc. ................ 546
694
Lamar Advertising Co., Class A ........ 88
1,190
Millrose Properties, Inc. ............. 33
44,448
National Storage Affiliates Trust ....... 1,677
88,534
Outfront Media, Inc. ................ 2,346
30,648
Public Storage .................... 8,300
3,445
Rayonier, Inc. .................... 71
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
11,650
SBA Communications Corp., Class A .... $ 2,005
74,069
VICI Properties, Inc., Class A ......... 2,024
39,719
Weyerhaeuser Co. ................. 971
48,922
Specialty Retail — 1.16%
213
AutoNation, Inc.(a) ................ 42
837
AutoZone, Inc.(a) .................. 2,827
1,527
Bath & Body Works, Inc. ............ 29
3,484
Best Buy Co., Inc. ................. 224
1,113
Burlington Stores, Inc.(a) ............ 362
1,085
CarMax, Inc.(a) ................... 45
23,589
Carvana Co., Class A(a) ............. 7,415
1,618
Chewy, Inc., Class A(a) ............. 44
1,120
Dick's Sporting Goods, Inc. ........... 223
438
Five Below, Inc.(a) ................. 100
823
Floor & Decor Holdings, Inc., Class A(a) . 42
3,171
GameStop Corp., Class A(a) .......... 73
187
Lithia Motors, Inc., Class A ........... 47
11,804
Lowe's Cos., Inc. .................. 2,789
139
Murphy USA, Inc. ................. 69
37,285
O'Reilly Automotive, Inc.(a) .......... 3,441
152
Penske Automotive Group, Inc. ........ 23
123
RH(a) .......................... 17
8,883
Ross Stores, Inc. .................. 1,925
1,602
The Gap, Inc. ..................... 39
19,259
The Home Depot, Inc. .............. 6,332
29,085
The TJX Cos., Inc. ................. 4,644
28,334
Tractor Supply Co. ................. 1,284
1,291
Ulta Beauty, Inc.(a) ................ 675
995
Valvoline, Inc.(a) .................. 34
737
Wayfair, Inc., Class A(a) ............. 55
2,086
Williams-Sonoma, Inc. .............. 381
33,181
Technology Hardware, Storage & Peripherals — 3.25%
288,643
Apple, Inc. ...................... 73,257
5,635
Dell Technologies, Inc., Class C ....... 925
5,450
Everpure , Inc., Class A(a) ............ 322
23,514
Hewlett Packard Enterprise Co. ........ 560
16,630
HP, Inc. ......................... 319
2,926
IonQ , Inc.(a) ..................... 84
3,568
NetApp, Inc. ..................... 365
1,071
Sandisk Corp.(a) .................. 680
20,054
Seagate Technology Holdings PLC ..... 7,856
9,107
Super Micro Computer, Inc.(a) ........ 207
32,247
Western Digital Corp. ............... 8,722
93,297
Textiles, Apparel & Luxury Goods — 0.66%
1,154
Amer Sports, Inc.(a) ................ 38

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
404
Birkenstock Holding PLC(a) .......... $ 14
201
Columbia Sportswear Co. ............ 11
394
Crocs, Inc.(a) ..................... 33
2,616
Deckers Outdoor Corp.(a) ............ 262
1,904
Lululemon Athletica, Inc.(a) .......... 292
150,900 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 16,485
21,037
NIKE, Inc., Class B ................ 1,111
1,705
On Holding AG, Class A(a) ........... 58
357
PVH Corp. ...................... 25
307
Ralph Lauren Corp., Class A .......... 106
3,640
Tapestry, Inc. ..................... 513
1,429
Under Armour , Inc., Class A(a) ........ 8
1,440
Under Armour , Inc., Class C(a) ........ 8
2,652
VF Corp. ........................ 45
19,009
Tobacco — 0.63%
68,783
Altria Group, Inc. .................. 4,539
81,178
Philip Morris International, Inc. ........ 13,422
17,961
Trading Companies & Distributors — 0.64%
48,393
AerCap Holdings N.V. .............. 6,639
340
AerCap Holdings N.V. .............. 47
788
Air Lease Corp., Class A ............. 51
295
Applied Industrial Technologies, Inc. .... 78
131,228
Core & Main, Inc., Class A(a) ......... 6,483
38,432
Fastenal Co. ...................... 1,783
3,452
Ferguson Enterprises, Inc. ............ 805
350
MSC Industrial Direct Co., Inc., Class A . 32
4,606
QXO, Inc.(a) ..................... 89
337
SiteOne Landscape Supply, Inc.(a) ...... 45
1,121
United Rentals, Inc. ................ 817
1,167
W.W. Grainger, Inc. ................ 1,273
622
Watsco , Inc. ...................... 226
388
WESCO International, Inc. ........... 106
18,474
Water Utilities — 0.11%
23,446
American Water Works Co., Inc. ....... 3,191
2,133
Essential Utilities, Inc. .............. 86
3,277
Wireless Telecommunication Services — 0.14%
795
Millicom International Cellular SA ..... 60
18,900
T-Mobile US, Inc. ................. 3,969
4,029
Total Common Stocks (cost $1,288,948) 1,930,734
Shares Security Description
Value
(000)
Contingent Rights — 0.00%
Biotechnology — 0.00%
338
Mirati Therapeutics CVR, 1/4/27(a)(c) ... $ —
14 Oncternal Therapeutics, Inc. CVR,
6/10/34(a)(c) ................. —
—
Financial Services — 0.00%
5,443
Sycamore Partners LLC CVR, 8/29/29(a)(c) —
Total Contingent Rights (cost $–) ..... —
Investment Companies — 30.15%
Domestic Equity Funds — 6.24%
36,010
iShares Core S&P 500 ETF ........... 23,522
211,260 iShares Core S&P Total U.S. Stock Market
ETF ....................... 30,090
11,043
iShares Russell 1000 ETF ............ 3,937
500,000
State Street SPDR S&P Homebuilders ETF 49,360
70,445
Vanguard S&P 500 ETF ............. 42,094
93,660
Vanguard Total Stock Market ETF ...... 30,047
179,050
International Equity Funds — 10.54%
2,063,400
Vanguard FTSE Developed Markets ETF . 132,223
2,066,500
Vanguard FTSE Europe ETF .......... 170,342
302,565
Money Market Funds — 13.37%
118,807 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 3.53%^^(d) 119
383,677,042 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
3.55%(d) .................... 383,677
383,796
Total Investment Companies (cost
$764,955) ....................... 865,411
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures (cost
$92) ........................... 3
Total Investments (cost $2,053,995) —
97.43% ..................... 2,796,148
Other assets in excess of liabilities —
2.57% ...................... 73,711
Net Assets - 100.00% .............. $ 2,869,859
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2026.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2026 .
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2026.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust
The Institutional U.S. Equity Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
RhumbLine
Advisers Total
Common Stocks ...................................................................................................... 43.60% 2.70% 4.62% 16.36% 67.28%
Contingent Rights ................................................................................................... — — — — — %
Investment Companies ............................................................................................ 0.02% 29.90% 0.07% 0.16% 30.15%
Purchased Options on Futures ................................................................................ — — — — — %
Other Assets (Liabilities) ........................................................................................ 0.07% 2.50% — — 2.57%
Total Net Assets ................................................................................................. 43.69% 35.10% 4.69% 16.52% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2026 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini Russell 2000 Index Future ................. 70 6/18/26 $ 8,793 $ 54
E-Mini S&P 500 Future ......................... 1,495 6/18/26 491,163 (11,261)
Japanese Yen Currency Future .................... 400 6/15/26 31,670 (121)
$ 531,626 $ (11,328)
Total Unrealized Appreciation ..................... $ 54
Total Unrealized Depreciation ..................... (11,382)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (11,328)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of March 31, 2026 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Put 100 $ 7,875 $ 63.00 5/8/26 $ (76)
Japanese Yen Future Option ............... Put 200 15,875 63.50 5/8/26 (215)
Japanese Yen Future Option ............... Put 100 7,750 62.00 6/5/26 (61)
Japanese Yen Future Option ............... Put 200 15,750 63.00 6/5/26 (213)
Japanese Yen Future Option ............... Put 100 7,813 62.50 6/5/26 (81)
$ (646)
Exchanged-traded options on futures contacts purchased as of March 31, 2026 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Call 100 $ 8,250 $ 66.00 4/2/26 $ 1
Japanese Yen Future Option ............... Call 100 8,125 65.00 4/2/26 2
$ 3
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
March 31,
2026 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 46
Daily 5.00 6/20/2031
3.87 $ 297,000 $ (14,336) $ (11,751) $ (2,585)
$ (14,336) $ (11,751) $ (2,585)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i ) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
26
Shares Security Description
Value
(000)
Common Stocks — 98.94%
Australia — 1.74%
4,158
ANZ Group Holdings Ltd. (Banks) ..... $ 105
1,892
APA Group (Gas Utilities) ........... 13
853 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 27
288
ASX Ltd. (Capital Markets) .......... 10
247
Atlassian Corp., Class A (Software)(a) ... 17
7,157
BHP Group Ltd. (Metals & Mining) ..... 259
1,882 Brambles Ltd. (Commercial Services &
Supplies) .................... 30
562 CAR Group Ltd. (Interactive Media &
Services) .................... 9
99 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 12
1,780 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 27
2,356
Commonwealth Bank of Australia (Banks) 277
801
Computershare Ltd. (Professional Services) 16
676
CSL Ltd. (Biotechnology) ............ 66
2,795
Evolution Mining Ltd. (Metals & Mining) 25
2,337
Fortescue Ltd. (Metals & Mining) ...... 33
2,836
Goodman Group (Industrial REITs) ..... 51
2,965
Insurance Australia Group Ltd. (Insurance) 15
1,348 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 18
504
Macquarie Group Ltd. (Capital Markets) . 72
4,104
Medibank Pvt Ltd. (Insurance) ........ 12
4,266
National Australia Bank Ltd. (Banks) .... 123
1,879 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 27
2,606
Origin Energy Ltd. (Electric Utilities) ... 22
87
Pro Medicus Ltd. (Health Care Technology) 7
1,080
Qantas Airways Ltd. (Passenger Airlines) . 6
2,044
QBE Insurance Group Ltd. (Insurance) .. 30
78 REA Group Ltd. (Interactive Media &
Services) .................... 9
532
Rio Tinto Ltd. (Metals & Mining) ...... 60
4,937 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 27
7,476
Scentre Group (Retail REITs) ......... 17
207 SGH Ltd. (Trading Companies &
Distributors) ................. 6
7,398 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 14
693 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 10
5,772
South32 Ltd. (Metals & Mining) ....... 17
3,420
Stockland (Diversified REITs) ......... 10
1,334
Suncorp Group Ltd. (Insurance) ....... 15
5,964 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 22
3,206 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 12
4,319 Transurban Group (Transportation
Infrastructure) ................ 42
5,022
Vicinity Ltd. (Retail REITs)(b) ........ 8
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
337 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ $ 9
1,590
Wesfarmers Ltd. (Broadline Retail) ..... 81
4,770
Westpac Banking Corp. (Banks) ....... 132
284
WiseTech Global Ltd. (Software) ....... 8
2,635 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 63
1,691 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 43
1,914
Austria — 0.08%
78
BAWAG Group AG (Banks)(a)(b) ...... 12
431
Erste Group Bank AG (Banks)(b) ...... 46
218
OMV AG (Oil, Gas & Consumable Fuels) 16
183 Raiffeisen Bank International AG (Banks)(a)
(b) ........................ 8
101
Verbund AG (Electric Utilities) ........ 8
90
Belgium — 0.23%
210
Ageas SA/N.V. (Insurance)(b) ......... 15
1,372 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 96
35
D'ieteren Group (Distributors) ......... 6
77 Elia Group SA/N.V., Class B (Electric
Utilities)(a)(b) ................ 12
123 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 11
322
KBC Group N.V. (Banks) ............ 39
1
Lotus Bakeries N.V. (Food Products)(b) .. 11
19
Sofina SA (Financial Services) ........ 5
108
Syensqo SA (Chemicals) ............. 6
177
UCB SA (Pharmaceuticals) ........... 54
255
Bermuda — 0.06%
523
Arch Capital Group Ltd. (Insurance)(a) .. 50
65
Everest Group Ltd. (Insurance) ........ 21
71
Canada — 3.62%
698
Agnico Eagle Mines Ltd. (Metals & Mining) 142
575
Alamos Gold, Inc. (Metals & Mining) ... 26
1,038 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 59
354
AltaGas Ltd. (Gas Utilities) ........... 12
873 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 18
222 AtkinsRealis Group, Inc. (Construction &
Engineering) ................. 14
995
Bank of Montreal (Banks) ............ 135
2,361
Barrick Mining Corp. (Metals & Mining) . 97

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
68 BCE, Inc. (Diversified Telecommunication
Services) .................... $ 2
142 Bombardier, Inc., Class B (Aerospace &
Defense)(a)(b) ................ 25
2,857
Brookfield Corp. (Capital Markets) ..... 116
372
CAE, Inc. (Aerospace & Defense)(a) .... 10
606 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 66
1,291 Canadian Imperial Bank of Commerce
(Banks) ..................... 122
724 Canadian National Railway Co. (Ground
Transportation) ............... 75
2,972 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 145
1,257 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 99
49 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 7
191 Canadian Utilities Ltd., Class A (Multi-
Utilities) .................... 7
160 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 45
1,910 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 51
266
CGI, Inc. (IT Services) .............. 19
28
Constellation Software, Inc. (Software) .. 49
385
Dollarama, Inc. (Broadline Retail) ...... 47
599 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 13
449
Emera, Inc. (Electric Utilities) ......... 23
193 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 7
3,096 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 168
29
Fairfax Financial Holdings Ltd. (Insurance) 49
952 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 23
60 FirstService Corp., Class WI (Real Estate
Management & Development) ..... 8
692
Fortis, Inc. (Electric Utilities) ......... 39
277
Franco-Nevada Corp. (Metals & Mining) . 69
261 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 18
348 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 15
218 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 12
356
Great-West Lifeco, Inc. (Insurance) ..... 17
499
Hydro One Ltd. (Electric Utilities)(b) .... 21
142
iA Financial Corp., Inc. (Insurance) ..... 16
120
IGM Financial, Inc. (Capital Markets) ... 6
240 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 31
248
Intact Financial Corp. (Insurance)(b) .... 45
1,114 Ivanhoe Mines Ltd., Class A (Metals &
Mining)(a) ................... 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
348 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... $ 13
1,677
Kinross Gold Corp. (Metals & Mining) .. 51
827 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 38
151 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 23
185
Lundin Gold, Inc. (Metals & Mining)(b) . 14
941
Lundin Mining Corp. (Metals & Mining)(b) 23
338 Magna International, Inc. (Automobile
Components) ................. 19
2,366
Manulife Financial Corp. (Insurance) .... 82
314 Metro, Inc., Class A (Consumer Staples
Distribution & Retail) ........... 21
542
National Bank of Canada (Banks) ...... 70
675
Nutrien Ltd. (Chemicals) ............ 51
393
Open Text Corp. (Software)(b) ........ 9
580 Pan American Silver Corp. (Metals &
Mining) ..................... 32
879 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 39
773
Power Corp. of Canada (Insurance) ..... 37
532 Rogers Communications, Inc., Class
B (Wireless Telecommunication
Services) .................... 20
1,972
Royal Bank of Canada (Banks) ........ 320
366
Saputo, Inc. (Food Products)(b) ........ 11
1,730
Shopify, Inc., Class A (IT Services)(a) ... 205
139
Stantec, Inc. (Construction & Engineering) 12
783
Sun Life Financial, Inc. (Insurance) ..... 49
1,684 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 111
1,448 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 91
631 Teck Resources Ltd., Class B (Metals &
Mining) ..................... 33
737 TELUS Corp. (Diversified
Telecommunication Services) ..... 9
94 TFI International, Inc. (Ground
Transportation) ............... 10
1,766
The Bank of Nova Scotia (Banks) ...... 122
128 The Descartes Systems Group, Inc.
(Software)(a) ................. 9
2,400
The Toronto-Dominion Bank (Banks) ... 224
236 Thomson Reuters Corp. (Professional
Services) .................... 21
320
TMX Group Ltd. (Capital Markets) ..... 11
124 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 17
536 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 26
356 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 58
631 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 83

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,502 Whitecap Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. $ 17
180 WSP Global, Inc. (Construction &
Engineering)(b) ............... 28
3,987
Chile — 0.02%
594
Antofagasta PLC (Metals & Mining) .... 27
China — 0.01%
3,900 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 12
Denmark — 0.43%
5 A.P. Moller - Maersk A/S, Class A (Marine
Transportation) ............... 12
5 A.P. Moller - Maersk A/S, Class B (Marine
Transportation)^ ............... 12
143
Carlsberg A/S, Class B (Beverages) ..... 18
191 Coloplast A/S, Class B (Health Care
Equipment & Supplies) ......... 13
975
Danske Bank A/S (Banks) ............ 48
131 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 4
283
DSV A/S (Air Freight & Logistics) ..... 68
83
Genmab A/S (Biotechnology)(a)(b) ..... 22
4,568 Novo Nordisk A/S, Class B
(Pharmaceuticals) ............. 168
475
Novonesis Novozymes B (Chemicals) ... 28
795 Orsted A/S (Independent Power and
Renewable Electricity Producers)(a)(b) 20
82 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 6
80 ROCKWOOL A/S, Class B (Building
Products) .................... 2
526
Tryg A/S (Insurance)(b) ............. 13
1,397 Vestas Wind Systems A/S (Electrical
Equipment) .................. 42
476
Finland — 0.31%
201 Elisa Oyj (Diversified Telecommunication
Services) .................... 10
635
Fortum Oyj (Electric Utilities)^ ........ 16
386 Kesko Oyj, Class B (Consumer Staples
Distribution & Retail) ........... 9
463
Kone Oyj, Class B (Machinery) ........ 30
920
Metso Oyj (Machinery)(b) ........... 16
632
Neste Oyj (Oil, Gas & Consumable Fuels) 21
7,239
Nokia Oyj (Communications Equipment) . 58
4,319
Nordea Bank Abp (Banks) ........... 73
141
Orion Oyj, Class B (Pharmaceuticals) ... 11
3,289
Sampo Oyj, A Shares (Insurance) ...... 35
950 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 11
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
770 UPM-Kymmene Oyj (Paper & Forest
Products) .................... $ 24
661
Wartsila Oyj Abp (Machinery) ......... 25
339
France — 2.55%
283
Accor SA (Hotels, Restaurants & Leisure) 14
42 Aeroports de Paris SA (Transportation
Infrastructure) ................ 5
807
Air Liquide SA (Chemicals) .......... 167
828
Airbus SE (Aerospace & Defense) ...... 157
522
Alstom SA (Machinery)(a) ........... 15
72
Amundi SA (Capital Markets)(b) ....... 6
2,422
AXA SA (Insurance) ............... 111
275
Ayvens SA (Ground Transportation)(b) .. 3
60 BioMerieux (Health Care Equipment &
Supplies) .................... 6
1,400
BNP Paribas SA (Banks) ............. 133
1,012
Bollore SE (Oil, Gas & Consumable Fuels) 6
281
Bouygues SA (Construction & Engineering) 16
466
Bureau Veritas SA (Professional Services) 14
213
Capgemini SE (IT Services) .......... 25
796 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 15
615
Cie de Saint-Gobain SA (Building Products) 51
919 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 31
78
Covivio SA (Diversified REITs) ....... 5
1,608
Credit Agricole SA (Banks) ........... 30
899
Danone SA (Food Products) .......... 72
1,005
Dassault Systemes SE (Software) ...... 20
100
Eiffage SA (Construction & Engineering)(b) 15
2,550
Engie SA (Multi-Utilities) ............ 82
419 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 98
61
Gecina SA (Office REITs)(b) .......... 5
390
Getlink SE (Transportation Infrastructure) 8
44 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 83
54
Ipsen SA (Pharmaceuticals) ........... 10
102 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 31
304
Klepierre SA (Retail REITs) .......... 11
364
Legrand SA (Electrical Equipment) ..... 57
342
L'Oreal SA (Personal Care Products) .... 140
347 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 190
2,607 Orange SA (Diversified Telecommunication
Services)(b) .................. 53
301
Pernod Ricard SA (Beverages) ........ 22
303
Publicis Groupe SA (Media) .......... 25
334 Rexel SA (Trading Companies &
Distributors) ................. 13
503
Safran SA (Aerospace & Defense) ...... 165

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
1,539
Sanofi SA (Pharmaceuticals) .......... $ 149
44 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 9
774 Schneider Electric SE (Electrical
Equipment)(b) ................ 211
985
Societe Generale SA (Banks) ......... 72
131
Sodexo SA (Hotels, Restaurants & Leisure) 7
129
Thales SA (Aerospace & Defense) ...... 38
2,763 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 253
150
Unibail-Rodamco-Westfield (Retail REITs) 17
874
Veolia Environnement SA (Multi-Utilities) 33
693
Vinci SA (Construction & Engineering) .. 104
2,803
Germany — 2.32%
235 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 38
540
Allianz SE, Registered Shares (Insurance) 229
1,249
BASF SE (Chemicals) .............. 77
1,371 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 63
399 Bayerische Motoren Werke AG
(Automobiles) ................ 37
88 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 8
147
Beiersdorf AG (Personal Care Products) .. 13
183 Brenntag SE (Trading Companies &
Distributors) ................. 12
1,019
Commerzbank AG (Banks) ........... 37
165
Continental AG (Automobile Components) 12
93 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 5
658
Daimler Truck Holding AG (Machinery) . 32
179 Delivery Hero SE, Class A (Hotels,
Restaurants & Leisure)(a)(b) ...... 3
2,577 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 77
263
Deutsche Boerse AG (Capital Markets) .. 77
848 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 7
1,336
Deutsche Post AG (Air Freight & Logistics) 70
5,212 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 195
168 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 8
3,137
E.ON SE (Multi-Utilities) ............ 69
320
Evonik Industries AG (Chemicals) ...... 6
311 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 14
580 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 30
185
GEA Group AG (Machinery) ......... 13
79
Hannover Rueck SE (Insurance) ....... 25
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
187 Heidelberg Materials AG (Construction
Materials)(b) ................. $ 39
159 Henkel AG & Co. KGaA (Household
Products) .................... 11
209 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 16
103
Hensoldt AG (Aerospace & Defense) .... 9
20 HOCHTIEF AG (Construction &
Engineering) ................. 9
1,830 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 83
107
Knorr-Bremse AG (Machinery) ........ 12
107 LEG Immobilien SE (Real Estate
Management & Development) ..... 7
1,026
Mercedes-Benz Group AG (Automobiles) 63
172
Merck KGaA (Pharmaceuticals) ....... 22
73 MTU Aero Engines AG (Aerospace &
Defense) .................... 27
183 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 116
88
Nemetschek SE (Software) ........... 7
8
Rational AG (Machinery) ............ 6
66
Rheinmetall AG (Aerospace & Defense) . 111
882 RWE AG (Independent Power and
Renewable Electricity Producers) .. 59
1,455
SAP SE (Software) ................. 249
40 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 10
108 Scout24 SE (Interactive Media & Services)
(b) ........................ 8
1,069 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 261
1,099 Siemens Energy AG (Electrical Equipment)
(b) ........................ 189
452 Siemens Healthineers AG (Health Care
Equipment & Supplies)(b) ....... 19
161
Symrise AG, Class A (Chemicals)(b) .... 14
96
Talanx AG (Insurance) .............. 12
1,109 Vonovia SE (Real Estate Management &
Development) ................ 28
338
Zalando SE (Specialty Retail)(a)(b) ..... 8
2,552
Hong Kong — 0.58%
14,600
AIA Group Ltd. (Insurance) .......... 163
5,500
BOC Hong Kong Holdings Ltd. (Banks) . 30
3,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 17
4,000 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 31
1,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 8
2,500
CLP Holdings Ltd. (Electric Utilities) ... 24
82 Futu Holdings Ltd., ADR (Capital Markets)
(a)(b) ...................... 11

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
3,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... $ 14
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 7
5,000 HKT Trust & HKT Ltd., Class SS
(Diversified Telecommunication
Services)(b) .................. 8
16,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 15
1,649 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 83
1,600 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 12
200 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 14
3,711
Link REIT (Retail REITs) ............ 17
2,000
MTR Corp. Ltd. (Ground Transportation) . 8
2,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 16
3,631
Prudential PLC (Insurance) ........... 50
4,518 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 7
2,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 9
2,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 33
500 Swire Pacific Ltd., Class A (Industrial
Conglomerates) ............... 5
2,000
Techtronic Industries Co. Ltd. (Machinery) 27
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 3
11,950
WH Group Ltd. (Food Products)(b) ..... 16
2,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 6
634
Ireland (Republic of) — 1.01%
863
Accenture PLC, Class A (IT Services) ... 171
221 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 30
21 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 3
3,181
AIB Group PLC (Banks)(b) .......... 34
133
Allegion PLC (Building Products) ...... 19
306
Aptiv PLC (Automobile Components)(a) . 21
1,342
Bank of Ireland Group PLC (Banks) .... 24
936
CRH PLC (Construction Materials) ..... 98
550
Eaton Corp. PLC (Electrical Equipment) . 197
1,274
Experian PLC (Professional Services) ... 44
236 Kerry Group PLC, Class A (Food Products)
(b) ........................ 19
196
Kingspan Group PLC (Building Products) 17
1,784 Medtronic PLC (Health Care Equipment &
Supplies) .................... 155
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
1,162 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ $ 33
711 Smurfit Westrock PLC (Containers &
Packaging) .................. 28
410 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 86
309 Trane Technologies PLC (Building
Products) .................... 129
1,108
Israel — 0.28%
66 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 9
1,735
Bank Hapoalim BM (Banks) .......... 41
2,058
Bank Leumi Le-Israel BM, Class IS (Banks) 46
114 Check Point Software Technologies Ltd.
(Software)(a) ................. 16
40
Elbit Systems Ltd. (Aerospace & Defense) 34
1,131
ICL Group Ltd. (Chemicals) .......... 6
1
Isracard Ltd. (Consumer Finance) ...... —
1,824
Israel Discount Bank Ltd., Class A (Banks) 18
229
Mizrahi Tefahot Bank Ltd. (Banks) ..... 17
55
Monday.com Ltd. (Software)(a) ........ 4
92
Nice Ltd. (Software)(a) .............. 10
50 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 22
279
Phoenix Financial Ltd. (Insurance) ..... 15
1,606 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 49
155 Tower Semiconductor Ltd. (Semiconductors
& Semiconductor Equipment)(a) ... 27
314
Italy — 0.81%
241 Banca Mediolanum SpA (Financial
Services) .................... 5
2,753 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 24
1,601
Banco BPM SpA (Banks) ............ 22
1,937
BPER Banca SPA (Banks) ........... 25
87
Buzzi SpA (Construction Materials) ..... 4
889 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 6
11,364
Enel SpA (Electric Utilities)(b) ........ 124
2,872
Eni SpA (Oil, Gas & Consumable Fuels) . 82
176
Ferrari N.V. (Automobiles) ........... 60
795
FinecoBank Banca Fineco SpA (Banks) .. 18
1,216
Generali (Insurance) ................ 49
19,916
Intesa Sanpaolo SpA (Banks)(b) ....... 120
786
Italgas SpA (Gas Utilities)(b) ......... 9
561
Leonardo SpA (Aerospace & Defense) ... 38
292 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 18

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
688
Poste Italiane SpA (Financial Services)(b) $ 16
393
Prysmian SpA (Electrical Equipment) ... 46
170 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 10
2,618
Snam SpA (Gas Utilities) ............ 20
10,243 Telecom Italia SpA (Diversified
Telecommunication Services) ..... 8
13,895 Telecom Italia SpA/Milano (Diversified
Telecommunication Services) ..... 10
2,118 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 24
1,956
UniCredit SpA (Banks) .............. 141
547
Unipol Assicurazioni SpA (Insurance) ... 13
892
Japan — 5.88%
1,100 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 152
3,000 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 36
300
AGC, Inc. (Building Products) ........ 11
800
Aisin Corp. (Automobile Components) .. 11
1,400
Ajinomoto Co., Inc. (Food Products) .... 40
300
ANA Holdings, Inc. (Passenger Airlines)(b) 5
2,200
Asahi Group Holdings Ltd. (Beverages)(b) 22
1,900
Asahi Kasei Corp. (Chemicals) ........ 19
1,000 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 27
2,400
Astellas Pharma, Inc. (Pharmaceuticals) .. 39
900 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 22
1,500 Bridgestone Corp. (Automobile
Components) ................. 31
1,200 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 33
500
Capcom Co. Ltd. (Entertainment) ...... 11
1,100 Central Japan Railway Co. (Ground
Transportation) ............... 29
1,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 16
1,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 55
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 11
400
Daifuku Co. Ltd. (Machinery) ......... 14
5,100
Daiichi Life Group, Inc. (Insurance) .... 47
2,500
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 45
400
Daikin Industries Ltd. (Building Products) 48
300 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 7
800 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 25
1,900 Daiwa Securities Group, Inc. (Capital
Markets) .................... 18
2,300
Denso Corp. (Automobile Components) .. 29
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... $ 41
1,400 East Japan Railway Co. (Ground
Transportation) ............... 32
600
Ebara Corp. (Machinery) ............ 17
400
Eisai Co. Ltd. (Pharmaceuticals) ....... 13
3,700 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 33
1,300
FANUC Corp. (Machinery) ........... 45
300
Fast Retailing Co. Ltd. (Specialty Retail) . 119
200
Fuji Electric Co. Ltd. (Electrical Equipment) 14
1,700 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 32
2,400
Fujikura Ltd. (Electrical Equipment) .... 66
2,400
Fujitsu Ltd. (IT Services)(b) .......... 49
300 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 9
6,400
Hitachi Ltd. (Industrial Conglomerates) .. 189
5,200
Honda Motor Co. Ltd. (Automobiles) ... 42
500 Hoya Corp. (Health Care Equipment &
Supplies) .................... 87
800 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 9
300 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 15
1,000 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 10
1,400
IHI Corp. (Machinery) .............. 29
1,300
Inpex Corp. (Oil, Gas & Consumable Fuels) 38
800
Isuzu Motors Ltd. (Automobiles) ....... 12
8,200 ITOCHU Corp. (Trading Companies &
Distributors) ................. 104
200 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 3
1,500 Japan Exchange Group, Inc. (Capital
Markets) .................... 18
2,500
Japan Post Bank Co. Ltd. (Banks)(b) .... 41
2,500
Japan Post Holdings Co. Ltd. (Insurance)(b) 29
900
Japan Post Insurance Co. Ltd. (Insurance)(b) 9
800
JFE Holdings, Inc. (Metals & Mining)(b) . 9
600
Kajima Corp. (Construction & Engineering) 23
600
Kao Corp. (Personal Care Products) ..... 23
1,000 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 19
500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 8
4,200 KDDI Corp. (Wireless Telecommunication
Services) .................... 72
300 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 107
1,000
Kikkoman Corp. (Food Products) ...... 9
1,100
Kirin Holdings Co. Ltd. (Beverages) .... 17
1,300
Komatsu Ltd. (Machinery) ........... 52
100
Konami Group Corp. (Entertainment) ... 12
1,400
Kubota Corp. (Machinery) ........... 22

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,900 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... $ 29
300
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 5
100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 22
4,300
LY Corp. (Interactive Media & Services) . 10
700
M3, Inc. (Health Care Technology) ..... 7
300
Makita Corp. (Machinery) ........... 10
2,000 Marubeni Corp. (Trading Companies &
Distributors) ................. 73
500 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 8
500
MINEBEA MITSUMI, Inc. (Machinery) . 8
1,400 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 8
4,500 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 154
2,700 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 88
1,400 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 39
1,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 10
4,500 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 124
15,800 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 269
3,400 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 131
3,700 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 39
500 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 21
3,440
Mizuho Financial Group, Inc. (Banks) ... 139
400 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 4
1,700 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 44
2,300 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 52
1,800
NEC Corp. (IT Services) ............. 45
500
Nexon Co. Ltd. (Entertainment) ....... 9
1,300
NIDEC Corp. (Electrical Equipment)(a) .. 17
1,600
Nintendo Co. Ltd. (Entertainment) ...... 91
10
Nippon Building Fund, Inc. (Office REITs) 8
1,400 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 9
200
Nippon Sanso Holdings Corp. (Chemicals) 7
6,700
Nippon Steel Corp. (Metals & Mining) .. 25
500
Nippon Yusen KK (Marine Transportation) 18
2,100
Nissan Motor Co. Ltd. (Automobiles)(a) . 5
600
Nitori Holdings Co. Ltd. (Specialty Retail) 10
900
Nitto Denko Corp. (Chemicals) ........ 18
4,500
Nomura Holdings, Inc. (Capital Markets) . 35
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
600 Nomura Research Institute Ltd. (IT
Services) .................... $ 16
41,600 NTT, Inc. (Diversified Telecommunication
Services) .................... 42
1,000 Obayashi Corp. (Construction &
Engineering) ................. 24
500
Obic Co. Ltd. (IT Services) ........... 12
1,700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 16
100
Oracle Corp. Japan (Software) ......... 5
1,400 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 24
1,600
ORIX Corp. (Financial Services) ....... 47
500
Osaka Gas Co. Ltd. (Gas Utilities) ...... 20
300
Otsuka Corp. (IT Services) ........... 6
600
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 43
2,400 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 15
3,200 Panasonic Holdings Corp. (Household
Durables) ................... 54
2,400
Rakuten Group, Inc. (Broadline Retail)(a)(b) 11
2,000 Recruit Holdings Co. Ltd. (Professional
Services) .................... 87
2,600 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 37
2,900
Resona Holdings, Inc. (Banks) ........ 33
800
Ryohin Keikaku Co. Ltd. (Broadline Retail) 17
1,500
Sanrio Co. Ltd. (Specialty Retail) ...... 9
800
SBI Holdings, Inc. (Capital Markets) .... 15
200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 12
500 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 19
300 Seibu Holdings, Inc. (Ground
Transportation) ............... 8
600 Sekisui Chemical Co. Ltd. (Industrial
Conglomerates) ............... 10
700
Sekisui House Ltd. (Household Durables) 16
2,700 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 36
300 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 7
100
Shimano, Inc. (Leisure Products) ....... 10
700 Shimizu Corp. (Construction &
Engineering) ................. 13
2,400
Shin-Etsu Chemical Co. Ltd. (Chemicals) 98
1,100
Shionogi & Co. Ltd. (Pharmaceuticals) .. 24
600
Shiseido Co. Ltd. (Personal Care Products) 12
100
SMC Corp. (Machinery) ............. 39
39,900 SoftBank Corp. (Wireless
Telecommunication Services) ..... 53
5,300 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 129
1,200
Sompo Holdings, Inc. (Insurance) ...... 47

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
5,900 Sony Financial Group, Inc. (Financial
Services) .................... $ 5
8,600
Sony Group Corp. (Household Durables) . 180
900
Subaru Corp. (Automobiles) .......... 15
1,600 Sumitomo Corp. (Trading Companies &
Distributors) ................. 60
1,000 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 57
400 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 23
5,100 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 168
900
Sumitomo Mitsui Trust Group, Inc. (Banks) 29
800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 23
100
Suntory Beverage & Food Ltd. (Beverages) 3
2,100
Suzuki Motor Corp. (Automobiles) ..... 26
800 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 7
700
T&D Holdings, Inc. (Insurance) ....... 18
200
Taisei Corp. (Construction & Engineering) 21
2,200 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 81
2,900 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 38
2,000 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 27
800
The Chiba Bank Ltd. (Banks) ......... 10
1,400 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 23
300
TIS, Inc. (IT Services) .............. 6
500
Toho Co. Ltd. (Entertainment) ......... 5
2,600
Tokio Marine Holdings, Inc. (Insurance) . 122
600 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 149
500
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 24
800
Tokyu Corp. (Ground Transportation) ... 9
400 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 11
2,100
Toray Industries, Inc. (Chemicals) ...... 15
100
Toyota Industries Corp. (Machinery)(a) .. 13
13,200
Toyota Motor Corp. (Automobiles)(b) ... 275
1,000 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 39
400 Tsuruha Holdings, Inc. (Consumer Staples
Distribution & Retail) ........... 6
1,100
Unicharm Corp. (Household Products) ... 6
600 West Japan Railway Co. (Ground
Transportation)(b) ............. 12
1,400
Yamaha Motor Co. Ltd. (Automobiles) .. 10
300 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 9
1,200
Yokohama Financial Group, Inc. (Banks) . 11
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
400
ZOZO, Inc. (Specialty Retail)(b) ....... $ 3
6,477
Luxembourg — 0.04%
596
ArcelorMittal SA (Metals & Mining) .... 31
302 CVC Capital Partners PLC (Capital
Markets)(b) .................. 4
152 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 11
46
Macau — 0.01%
3,600 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 8
Netherlands — 1.42%
769
ABN AMRO Bank N.V., Class CV (Banks) 24
35
Adyen N.V. (Financial Services)(a)(b) ... 35
1,921
Aegon Ltd. (Insurance) .............. 14
254
Akzo Nobel N.V. (Chemicals) ......... 15
86
Argenx SE (Biotechnology)(a) ........ 62
66 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 50
544 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 724
192
ASR Nederland N.V. (Insurance)(b) ..... 13
104 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 22
113
Euronext N.V. (Capital Markets)(b) ..... 18
144
EXOR N.V. (Financial Services) ....... 11
705
Ferrovial SE (Construction & Engineering) 46
193
Heineken Holding N.V. (Beverages) .... 14
435
Heineken N.V. (Beverages) ........... 33
4,217
ING Groep N.V. (Banks) ............. 110
229
JDE Peet's N.V. (Food Products) ....... 8
1,257 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 59
5,200 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 29
362
NN Group N.V. (Insurance) ........... 28
353 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 69
1,831
Prosus N.V. (Broadline Retail)(a)(b) .... 85
314 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 13
127
Randstad N.V. (Professional Services) ... 3
2,726
Stellantis N.V. (Automobiles) ......... 20
1,545 Universal Music Group N.V.
(Entertainment) ............... 30
312
Wolters Kluwer N.V. (Professional Services) 23
1,558

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand — 0.06%
2,407 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... $ 11
1,214
Contact Energy Ltd. (Electric Utilities) .. 6
749 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 17
1,382
Infratil Ltd. (Financial Services) ....... 9
1,873 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 6
219
Xero Ltd. (Software)(a) ............. 12
61
Norway — 0.20%
460 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 17
1,223
DNB Bank ASA (Banks) ............ 38
1,073 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 47
361
Gjensidige Forsikring ASA (Insurance) .. 9
562 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 24
673
Mowi ASA (Food Products)(b) ........ 15
1,703
Norsk Hydro ASA (Metals & Mining) ... 18
987
Orkla ASA (Food Products) .......... 12
93
Salmar ASA (Food Products) ......... 5
896 Telenor ASA (Diversified
Telecommunication Services) ..... 16
235
Yara International ASA (Chemicals) .... 14
215
Poland — 0.01%
335
InPost SA (Air Freight & Logistics)(a) ... 6
Portugal — 0.05%
8,732 Banco Comercial Portugues SA, Class R
(Banks)(b) ................... 9
4,621
EDP SA (Electric Utilities)(b) ......... 24
631 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 15
429 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 10
58
Singapore — 0.43%
5,741 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 11
7,452 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 13
3,400 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 7
3,007
DBS Group Holdings Ltd. (Banks) ..... 134
3,470 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 13
2,200
Keppel Ltd. (Industrial Conglomerates) .. 20
4,690 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 80
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
566
Sea Ltd., ADR (Broadline Retail)(a) .... $ 47
1,400
Sembcorp Industries Ltd. (Multi-Utilities) 7
2,100 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 11
1,300
Singapore Exchange Ltd. (Capital Markets) 20
1,900 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 16
10,400 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 40
1,700
United Overseas Bank Ltd. (Banks) ..... 49
3,000
Wilmar International Ltd. (Food Products) 9
477
Spain — 0.96%
37
Acciona SA (Electric Utilities) ........ 10
245 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 30
1,111 Aena SME SA (Transportation
Infrastructure)(b) .............. 33
644 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 37
8,017 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 173
6,929
Banco de Sabadell
SA
(Banks) ........ 25
20,684
Banco Santander SA (Banks)(b) ....... 233
893
Bankinter SA (Banks) ............... 14
5,414
CaixaBank SA (Banks) .............. 65
676 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 22
444 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 7
467
Endesa SA (Electric Utilities) ......... 19
512
Grifols SA (Biotechnology) ........... 5
8,924
Iberdrola SA (Electric Utilities) ........ 205
97
Indra Sistemas SA (IT Services) ....... 5
1,516 Industria de Diseno Textil SA (Specialty
Retail) ...................... 88
771
Mapfre SA (Insurance) .............. 3
375
Naturgy Energy Group SA (Gas Utilities) . 11
591
Redeia Corp. SA (Electric Utilities) ..... 10
1,545
Repsol SA (Oil, Gas & Consumable Fuels) 43
5,486 Telefonica SA (Diversified
Telecommunication Services) ..... 24
1,062
Sweden — 0.93%
393 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 13
371
Alfa Laval AB (Machinery) .......... 20
1,385
Assa Abloy AB, Class B (Building Products) 50
3,599
Atlas Copco AB, Class A (Machinery) ... 64
2,366
Atlas Copco AB, Class B (Machinery) ... 37

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
574 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... $ 8
360
Boliden AB (Metals & Mining)(a) ...... 19
875
Epiroc AB, Class A (Machinery) ....... 22
596
Epiroc AB, Class B (Machinery) ....... 13
701
EQT AB (Capital Markets) ........... 22
919
Essity AB, Class B (Household Products)^ 24
179 Evolution AB (Hotels, Restaurants &
Leisure)(b) .................. 11
643 Fastighets AB Balder, Class B (Real Estate
Management & Development)(a) ... 4
669 H & M Hennes & Mauritz AB, Class B
(Specialty Retail) .............. 13
3,150 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 31
86 Holmen AB, B shares (Paper & Forest
Products)^ ................... 3
199 Industrivarden AB, Class A (Financial
Services)(b) .................. 10
163 Industrivarden AB, Class C (Financial
Services) .................... 8
411
Indutrade AB (Machinery) ........... 9
188 Investment AB Latour, Class B (Industrial
Conglomerates) ............... 4
2,559
Investor AB, Class B (Financial Services) 96
347 Lifco AB, Class B (Industrial
Conglomerates) ............... 11
2,221 Nibe Industrier AB, Class B (Building
Products) .................... 9
485
Saab AB, Class B (Aerospace & Defense) 32
300 Sagax AB, Class B (Real Estate
Management & Development) ..... 6
1,494
Sandvik AB (Machinery) ............ 57
729 Securitas AB, Class B (Commercial Services
& Supplies) .................. 12
2,109 Skandinaviska Enskilda Banken AB, Class A
(Banks)^ .................... 39
513 Skanska AB, Class B (Construction &
Engineering)^ ................ 14
380
SKF AB, B shares (Machinery) ........ 9
218
Spotify Technology SA (Entertainment)(a) 105
815 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products)^ ............ 9
2,024 Svenska Handelsbanken AB, Class A
(Banks) ..................... 27
1,186
Swedbank AB, Class A (Banks)^ ....... 40
291 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 12
805 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 17
3,924 Telefonaktiebolaget LM Ericsson, Class B
(Communications Equipment) ..... 45
3,489 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 18
317
Trelleborg AB, Class B (Machinery) .... 12
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
2,213
Volvo AB, Class B (Machinery)^ ....... $ 73
1,028
Switzerland — 2.85%
2,181 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 177
696 Alcon AG (Health Care Equipment &
Supplies) .................... 53
640
Amcor PLC (Containers & Packaging) ... 25
681
Amrize Ltd. (Construction Materials)(a) .. 38
98
Avolta AG (Specialty Retail)(a) ........ 6
45 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 7
5 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 9
13 Belimo Holding AG, Class R (Building
Products) .................... 11
31
BKW AG (Electric Utilities) .......... 6
3 Chocoladefabriken Lindt & Spruengli AG,
Class PC (Food Products) ........ 42
528
Chubb Ltd. (Insurance) .............. 172
763 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 135
267
Coca-Cola HBC AG (Beverages)(a) ..... 15
240
DSM-Firmenich AG (Chemicals) ...... 17
10
EMS-Chemie Holding AG (Chemicals) .. 8
249
Galderma Group AG (Pharmaceuticals)(b) 49
228
Garmin Ltd. (Household Durables) ..... 53
51 Geberit AG, Registered Shares (Building
Products) .................... 34
13 Givaudan SA, Registered Shares
(Chemicals) .................. 44
13,952
Glencore PLC (Metals & Mining)(a)(b) .. 106
103 Helvetia Baloise Holding AG, Registered
Shares (Insurance) ............. 27
711
Holcim AG (Construction Materials)(a)(b) 59
272
Julius Baer Group Ltd. (Capital Markets) . 20
73 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 17
230 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 21
98 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 63
3,585 Nestle SA, Registered Shares (Food
Products) .................... 352
2,673 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 411
31 Partners Group Holding AG (Capital
Markets) .................... 33
983
Roche Holding AG (Pharmaceuticals) ... 392
52 Roche Holding AG, Class BR
(Pharmaceuticals) ............. 22
584
Sandoz Group AG (Pharmaceuticals) .... 46

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
57 Schindler Holding AG, Class PC
(Machinery) ................. $ 19
32 Schindler Holding AG, Registered Shares
(Machinery) ................. 10
240 SGS SA, Registered Shares (Professional
Services) .................... 25
211
Sika AG, Registered Shares (Chemicals)(b) 35
64 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 15
918 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 31
169 Straumann Holding AG, Class R (Health
Care Equipment & Supplies) ...... 18
40
Swiss Life Holding AG (Insurance) ..... 44
113 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 19
417
Swiss Re AG (Insurance) ............ 70
36 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 30
43 The Swatch Group AG, Class BR (Textiles,
Apparel & Luxury Goods) ....... 9
4,416
UBS Group AG (Capital Markets) ...... 172
36
VAT Group AG (Machinery)(b) ........ 22
205
Zurich Insurance Group AG (Insurance)(b) 145
3,134
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.64%
1,386
3i Group PLC (Capital Markets) ....... 45
305
Admiral Group PLC (Insurance) ....... 13
1,074 Airtel Africa PLC (Wireless
Telecommunication Services)(b) ... 5
1,551
Anglo American PLC (Metals & Mining) . 67
284
Aon PLC, Class A (Insurance) ......... 92
482 Associated British Foods PLC (Food
Products) .................... 12
2,176
AstraZeneca PLC (Pharmaceuticals)(b) .. 424
1,276 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 8
4,531
Aviva PLC (Insurance) .............. 36
4,207
BAE Systems PLC (Aerospace & Defense) 123
19,458
Barclays PLC (Banks)(b) ............ 102
2,043 Barratt Redrow PLC (Household Durables)
(b) ........................ 7
21,900
BP PLC (Oil, Gas & Consumable Fuels) . 171
8,363 BT Group PLC (Diversified
Telecommunication Services) ..... 23
505 Bunzl PLC (Trading Companies &
Distributors) ................. 15
6,389
Centrica PLC (Multi-Utilities)(b) ....... 18
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
1,321
CNH Industrial N.V. (Machinery) ...... $ 15
295 Coca-Cola Europacific Partners PLC
(Beverages) .................. 27
2,352 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 66
3,219
Diageo PLC (Beverages) ............ 60
284
Endeavour Mining PLC (Metals & Mining) 17
899 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 7
5,669
GSK PLC (Pharmaceuticals) .......... 156
12,490
Haleon PLC (Pharmaceuticals) ........ 62
507 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 26
24,007
HSBC Holdings PLC (Banks) ......... 394
1,946
Informa PLC (Media) ............... 20
200 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 26
1,393 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 7
184
Intertek Group PLC (Professional Services) 9
2,592 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 12
2,744
JD Sports Fashion PLC (Specialty Retail) 3
1,949
Kingfisher PLC (Specialty Retail) ...... 7
965 Land Securities Group PLC (Diversified
REITs) ..................... 7
7,867
Legal & General Group PLC (Insurance) . 26
82,688
Lloyds Banking Group PLC (Banks) .... 102
649 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 77
3,247
M&G PLC (Financial Services) ........ 12
3,135 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 14
1,931 Melrose Industries PLC (Aerospace &
Defense) .................... 13
6,938
National Grid PLC (Multi-Utilities) ..... 117
11,210
NatWest Group PLC (Banks)(b) ....... 83
155
Next PLC (Broadline Retail) .......... 26
886 Pearson PLC (Diversified Consumer
Services) .................... 12
251
Pentair PLC (Machinery) ............ 22
902 Reckitt Benckiser Group PLC (Household
Products) .................... 61
2,538
RELX PLC (Professional Services) ..... 83
3,819 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 24
1,555
Rio Tinto PLC (Metals & Mining) ...... 144
11,744 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 178
1,227
Schroders PLC (Capital Markets) ...... 9
1,886
Segro PLC (Industrial REITs) ......... 16
405
Severn Trent PLC (Water Utilities)(b) ... 17
8,065
Shell PLC (Oil, Gas & Consumable Fuels) 373
1,075 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 17

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
420 Smiths Group PLC (Industrial
Conglomerates) ............... $ 13
111
Spirax Group PLC (Machinery) ........ 10
1,679
SSE PLC (Electric Utilities)(b) ........ 58
2,712
Standard Chartered PLC (Banks) ....... 57
1,043
Standard Life PLC (Insurance) ........ 9
9,057 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 57
1,233
The Sage Group PLC (Software) ....... 14
3,040
Unilever PLC (Personal Care Products) .. 167
1,027
United Utilities Group PLC (Water Utilities) 18
26,802 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 40
258 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 8
136
Willis Towers Watson PLC (Insurance) .. 40
1,007
Wise PLC, Class A (Financial Services)(a) 12
4,011
United States — 68.31%
739
3M Co. (Industrial Conglomerates) ..... 107
2,451 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 252
2,475
AbbVie, Inc. (Biotechnology) ......... 538
583
Adobe, Inc. (Software)(a) ............ 142
2,291 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 466
202
AECOM (Construction & Engineering) .. 17
430 Affirm Holdings, Inc., Class A (Financial
Services)(a) .................. 20
708
Aflac, Inc. (Insurance) .............. 78
395 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 45
309 Air Products and Chemicals, Inc.
(Chemicals) .................. 90
597 Airbnb, Inc., Class A (Hotels, Restaurants &
Leisure)(a) .................. 75
339
Alliant Energy Corp. (Electric Utilities) .. 24
192 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 64
8,159 Alphabet, Inc., Class A (Interactive Media &
Services) .................... 2,346
6,825 Alphabet, Inc., Class C (Interactive Media &
Services) .................... 1,958
13,476
Amazon.com, Inc. (Broadline Retail)(a) .. 2,806
366
Ameren Corp. (Multi-Utilities) ........ 40
739 American Electric Power Co., Inc. (Electric
Utilities) .................... 97
783
American Express Co. (Consumer Finance) 237
769 American International Group, Inc.
(Insurance) .................. 58
650
American Tower Corp. (Specialized REITs) 112
268 American Water Works Co., Inc. (Water
Utilities) .................... 36
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
131
Ameriprise Financial, Inc. (Capital Markets) $ 58
320
AMETEK, Inc. (Electrical Equipment) ... 69
759
Amgen, Inc. (Biotechnology) ......... 267
1,722 Amphenol Corp., Class A (Electronic
Equipment, Instruments &
Components) ................. 218
686 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 218
860 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 18
605 Apollo Global Management, Inc. (Financial
Services) .................... 67
20,626 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 5,234
1,111 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 380
330
AppLovin Corp., Class A (Software)(a) .. 131
667 Archer-Daniels-Midland Co. (Food
Products) .................... 48
297 Ares Management Corp., Class A (Capital
Markets) .................... 32
1,488 Arista Networks, Inc. (Communications
Equipment)(a) ................ 183
356
Arthur J. Gallagher & Co. (Insurance) ... 77
309 AST SpaceMobile, Inc. (Diversified
Telecommunication Services)(a) ... 26
9,946 AT&T, Inc. (Diversified Telecommunication
Services) .................... 288
218
Atmos Energy Corp. (Gas Utilities) ..... 40
296
Autodesk, Inc. (Software)(a) .......... 71
565 Automatic Data Processing, Inc.
(Professional Services) .......... 115
24
AutoZone, Inc. (Specialty Retail)(a) ..... 81
207 AvalonBay Communities, Inc. (Residential
REITs) ..................... 34
119 Avery Dennison Corp. (Containers &
Packaging) .................. 21
104 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 44
1,370 Baker Hughes Co. (Energy Equipment &
Services) .................... 84
372
Ball Corp. (Containers & Packaging) .... 22
9,647
Bank of America Corp. (Banks) ........ 470
398 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 63
1,928 Berkshire Hathaway, Inc., Class B (Financial
Services)(a) .................. 924
307
Best Buy Co., Inc. (Specialty Retail) .... 20
202
Biogen, Inc. (Biotechnology)(a) ....... 37
205
Blackrock, Inc. (Capital Markets) ...... 197
757
Block, Inc., Class A (Financial Services)(a) 46
323 Bloom Energy Corp., Class A (Electrical
Equipment)(a) ................ 44
45 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 189

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,059 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... $ 129
2,834
Bristol-Myers Squibb Co. (Pharmaceuticals) 172
6,319 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,956
161 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 26
565 Brookfield Asset Management Ltd., Class A
(Capital Markets) .............. 25
216 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 9
399
Brown & Brown, Inc. (Insurance) ...... 26
146 Builders FirstSource, Inc. (Building
Products)(a) .................. 12
182
Bunge Global SA (Food Products) ...... 23
85
Burlington Stores, Inc. (Specialty Retail)(a) 28
379
Cadence Design Systems, Inc. (Software)(a) 105
902 Capital One Financial Corp. (Consumer
Finance) .................... 165
330 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 70
59
Carlisle Cos., Inc. (Building Products) ... 20
1,561 Carnival Corp. (Hotels, Restaurants &
Leisure) .................... 40
1,065
Carrier Global Corp. (Building Products) . 60
193
Carvana Co., Class A (Specialty Retail)(a) 61
50 Casey's General Stores, Inc. (Consumer
Staples Distribution & Retail) ..... 36
657
Caterpillar, Inc. (Machinery) .......... 465
148
Cboe Global Markets, Inc. (Capital Markets) 42
415 CBRE Group, Inc., Class A (Real Estate
Management & Development)(a) ... 56
179 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 22
256 Cencora, Inc. (Health Care Providers &
Services) .................... 80
673 Centene Corp. (Health Care Providers &
Services)(a) .................. 22
896
CenterPoint Energy, Inc. (Multi-Utilities) . 39
227
CF Industries Holdings, Inc. (Chemicals) . 29
163 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 27
122 Charter Communications, Inc., Class A
(Media)(a) ................... 26
305 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 87
2,700 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 559
1,862 Chipotle Mexican Grill, Inc., Class A
(Hotels, Restaurants & Leisure)(a) .. 60
338 Church & Dwight Co., Inc. (Household
Products) .................... 32
206 Ciena Corp. (Communications Equipment)
(a) ........................ 80
219
Cincinnati Financial Corp. (Insurance) ... 34
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
502 Cintas Corp. (Commercial Services &
Supplies) .................... $ 85
5,557 Cisco Systems, Inc. (Communications
Equipment) .................. 431
2,540
Citigroup, Inc. (Banks) .............. 288
595
Citizens Financial Group, Inc. (Banks) ... 36
455
Cloudflare, Inc., Class A (IT Services)(a) . 94
502
CME Group, Inc., Class A (Capital Markets) 148
401
CMS Energy Corp. (Multi-Utilities) ..... 31
1,325
Coeur Mining, Inc. (Metals & Mining)(a) . 25
682 Cognizant Technology Solutions Corp.,
Class A (IT Services) ........... 42
214 Coherent Corp. (Electronic Equipment,
Instruments & Components)(a) .... 51
302 Coinbase Global, Inc., Class A (Capital
Markets)(a) .................. 53
1,068 Colgate-Palmolive Co. (Household
Products) .................... 91
5,114 Comcast Corp., Class A (Diversified
Telecommunication Services) ..... 147
49 Comfort Systems USA, Inc. (Construction
& Engineering) ............... 68
1,734 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 229
500
Consolidated Edison, Inc. (Multi-Utilities) 57
197 Constellation Brands, Inc., Class A
(Beverages) .................. 30
434 Constellation Energy Corp. (Electric
Utilities) .................... 121
1,284 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 43
357 Corebridge Financial, Inc. (Financial
Services) .................... 9
1,132 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 154
100
Corpay, Inc. (Financial Services)(a) ..... 29
944
Corteva, Inc. (Chemicals) ............ 79
616 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 25
623 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 621
1,130 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 40
233 Credo Technology Group Holding Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 22
349 Crowdstrike Holdings, Inc., Class A
(Software)(a) ................. 136
600
Crown Castle, Inc. (Specialized REITs) .. 49
2,673
CSX Corp. (Ground Transportation) .... 110
192
Cummins, Inc. (Machinery) .......... 103
47 Curtiss-Wright Corp. (Aerospace &
Defense) .................... 32
1,764 CVS Health Corp. (Health Care Providers &
Services) .................... 127
373
D.R. Horton, Inc. (Household Durables) .. 51

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
896 Danaher Corp. (Life Sciences Tools &
Services) .................... $ 170
177 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 35
427
Datadog, Inc., Class A (Software)(a) .... 50
201 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 20
363
Deere & Co. (Machinery) ............ 204
450 Dell Technologies, Inc., Class C
(Technology Hardware, Storage &
Peripherals) .................. 74
243
Delta Air Lines, Inc. (Passenger Airlines) . 16
832 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 42
545 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 34
259 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 51
88 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 17
472 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 85
307 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 36
273 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 30
1,228
Dominion Energy, Inc. (Multi-Utilities) .. 76
43 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 15
532 DoorDash, Inc., Class A (Hotels, Restaurants
& Leisure)(a) ................. 80
191
Dover Corp. (Machinery) ............ 40
951
Dow, Inc. (Chemicals) .............. 40
665 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 14
286
DTE Energy Co. (Multi-Utilities) ...... 42
1,077
Duke Energy Corp. (Electric Utilities) ... 141
560
DuPont de Nemours, Inc. (Chemicals) ... 26
638
eBay, Inc. (Broadline Retail) .......... 58
355
Ecolab, Inc. (Chemicals) ............. 94
532
Edison International (Electric Utilities) .. 39
815 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 65
332
Electronic Arts, Inc. (Entertainment) .... 68
313 Elevance Health, Inc. (Health Care
Providers & Services) ........... 92
1,128
Eli Lilly & Co. (Pharmaceuticals) ...... 1,038
62 EMCOR Group, Inc. (Construction &
Engineering) ................. 46
780
Emerson Electric Co. (Electrical Equipment) 102
227 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 27
612
Entergy Corp. (Electric Utilities) ....... 69
753 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 109
860
EQT Corp. (Oil, Gas & Consumable Fuels) 55
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
170
Equifax, Inc. (Professional Services) .... $ 31
139
Equinix, Inc. (Specialized REITs) ...... 136
472 Equitable Holdings, Inc. (Financial
Services) .................... 18
519
Equity Residential (Residential REITs) .. 31
311
Evergy, Inc. (Electric Utilities) ........ 25
420 Everpure, Inc., Class A (Technology
Hardware, Storage & Peripherals)(a) 25
508
Eversource Energy (Electric Utilities) ... 35
1,396
Exelon Corp. (Electric Utilities) ....... 68
348 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 38
173 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 40
188 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 27
292 Extra Space Storage, Inc. (Specialized
REITs) ..................... 38
5,940 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,008
77
F5, Inc. (Communications Equipment)(a) . 22
33
Fair Isaac Corp. (Software)(a) ......... 35
1,600 Fastenal Co. (Trading Companies &
Distributors) ................. 74
312
FedEx Corp. (Air Freight & Logistics) ... 111
274 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 64
392
Fidelity National Financial, Inc. (Insurance) 18
718 Fidelity National Information Services, Inc.
(Financial Services) ............ 34
1,300
Fifth Third Bancorp (Banks) .......... 60
13 First Citizens BancShares, Inc., Class A
(Banks) ..................... 25
141 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 28
753
FirstEnergy Corp. (Electric Utilities) .... 38
786
Fiserv, Inc. (Financial Services)(a) ...... 44
521 Flex Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 34
229 Flutter Entertainment PLC, Class DI
(Hotels, Restaurants & Leisure)(a) .. 23
5,477
Ford Motor Co. (Automobiles) ........ 63
907
Fortinet, Inc. (Software)(a) ........... 74
467
Fortive Corp. (Machinery) ........... 26
312
Fox Corp., Class A (Media) ........... 18
187
Fox Corp., Class B (Media) ........... 10
1,992
Freeport-McMoRan, Inc. (Metals & Mining) 117
142 FTAI Aviation Ltd. (Aerospace & Defense)
(b) ........................ 35
404 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 18
94
Gartner, Inc. (IT Services)(a) .......... 15
633 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 45
383
GE Vernova, Inc. (Electrical Equipment) . 334

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
841
Gen Digital, Inc. (Software) .......... $ 16
320 General Dynamics Corp. (Aerospace &
Defense) .................... 110
1,487
General Electric Co. (Aerospace & Defense) 422
733
General Mills, Inc. (Food Products) ..... 27
1,329
General Motors Co. (Automobiles) ..... 99
185
Genuine Parts Co. (Distributors) ....... 20
1,752
Gilead Sciences, Inc. (Biotechnology) ... 244
315
Global Payments, Inc. (Financial Services) 21
178
GoDaddy, Inc., Class A (IT Services)(a) .. 15
253
Graco, Inc. (Machinery) ............. 21
1,179 Halliburton Co. (Energy Equipment &
Services) .................... 46
228 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 108
1,057 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 17
53
HEICO Corp. (Aerospace & Defense) ... 15
120 HEICO Corp., Class A (Aerospace &
Defense) .................... 25
1,827 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 44
324 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 99
300 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 23
897 Honeywell International, Inc. (Industrial
Conglomerates) ............... 203
452
Hormel Foods Corp. (Food Products) .... 10
534 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 123
1,431 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 27
73
Hubbell, Inc. (Electrical Equipment) .... 36
74
HubSpot, Inc. (Software)(a) .......... 18
166 Humana, Inc. (Health Care Providers &
Services) .................... 29
2,868
Huntington Bancshares, Inc. (Banks) .... 45
62 Hyatt Hotels Corp., Class A (Hotels,
Restaurants & Leisure) .......... 9
99
IDEX Corp. (Machinery) ............ 19
111 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 62
386
Illinois Tool Works, Inc. (Machinery) .... 100
214 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 26
248
Incyte Corp. (Biotechnology)(a) ....... 23
553
Ingersoll Rand, Inc. (Machinery) ....... 44
316
Insmed, Inc. (Biotechnology)(a) ....... 52
107 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 22
6,361 Intel Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 281
656 Interactive Brokers Group, Inc., Class A
(Capital Markets) .............. 44
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
795 Intercontinental Exchange, Inc. (Capital
Markets) .................... $ 125
1,309 International Business Machines Corp. (IT
Services) .................... 317
389 International Flavors & Fragrances, Inc.
(Chemicals) .................. 28
676 International Paper Co. (Containers &
Packaging) .................. 24
393
Intuit, Inc. (Software) ............... 170
498 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 230
882
Invitation Homes, Inc. (Residential REITs) 22
432 IonQ, Inc. (Technology Hardware, Storage
& Peripherals)(a) .............. 12
237 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 40
415
Iron Mountain, Inc. (Specialized REITs) . 42
149 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 40
110 Jack Henry & Associates, Inc. (Financial
Services) .................... 17
164 Jacobs Solutions, Inc. (Professional
Services) .................... 21
106 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 22
3,384
Johnson & Johnson (Pharmaceuticals) ... 827
874 Johnson Controls International PLC
(Building Products) ............ 114
3,823
JPMorgan Chase & Co. (Banks) ....... 1,125
2,668
Kenvue, Inc. (Personal Care Products) ... 46
1,786
Keurig Dr Pepper, Inc. (Beverages) ..... 47
1,253
KeyCorp (Banks) .................. 25
239 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 67
458
Kimberly-Clark Corp. (Household Products) 44
1,014
Kimco Realty Corp. (Retail REITs) ..... 23
2,783 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 93
866
KKR & Co., Inc. (Capital Markets) ..... 80
184 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 271
262 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 90
116 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 31
1,772 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 379
434 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 23
171 Leidos Holdings, Inc. (Professional
Services) .................... 27
295
Lennar Corp., Class A (Household Durables) 26
42 Lennox International, Inc. (Building
Products) .................... 19
281 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 24

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
660
Linde PLC (Chemicals) ............. $ 327
219 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 33
293 Lockheed Martin Corp. (Aerospace &
Defense) .................... 177
246
Loews Corp. (Insurance) ............. 26
779
Lowe's Cos., Inc. (Specialty Retail) ..... 184
111 LPL Financial Holdings, Inc. (Capital
Markets) .................... 33
99 Lumentum Holdings, Inc. (Communications
Equipment)(a) ................ 70
394 LyondellBasell Industries N.V., Class A
(Chemicals) .................. 32
217
M&T Bank Corp. (Banks) ............ 45
422 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 103
18
Markel Group, Inc. (Insurance)(a) ...... 34
319 Marriott International, Inc., Class A (Hotels,
Restaurants & Leisure) .......... 104
683
Marsh & McLennan Cos., Inc. (Insurance) 118
84 Martin Marietta Materials, Inc.
(Construction Materials) ......... 49
1,198 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 119
280
Masco Corp. (Building Products) ....... 17
1,193 Mastercard, Inc., Class A (Financial
Services) .................... 596
382
McCormick & Co., Inc. (Food Products) . 19
1,002 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 311
173 McKesson Corp. (Health Care Providers &
Services) .................... 150
3,477
Merck & Co., Inc. (Pharmaceuticals) .... 418
779
MetLife, Inc. (Insurance) ............ 55
29 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 37
753 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 49
1,580 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 534
9,894
Microsoft Corp. (Software) ........... 3,661
177 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 22
1,797 Mondelez International, Inc., Class A (Food
Products) .................... 104
113
MongoDB, Inc., Class A (IT Services)(a) . 28
67 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 73
1,019
Monster Beverage Corp. (Beverages)(a) .. 74
224
Moody's Corp. (Capital Markets) ....... 98
1,682
Morgan Stanley (Capital Markets) ...... 277
240 Motorola Solutions, Inc. (Communications
Equipment) .................. 104
655
Nasdaq, Inc. (Capital Markets) ........ 56
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
181
Natera, Inc. (Biotechnology)(a) ........ $ 36
274 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 28
5,955
Netflix, Inc. (Entertainment)(a) ........ 573
130 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 17
1,553
Newmont Corp. (Metals & Mining) ..... 168
561
News Corp., Class A (Media) ......... 14
2,902
NextEra Energy, Inc. (Electric Utilities) .. 270
1,648 NIKE, Inc., Class B (Textiles, Apparel &
Luxury Goods) ............... 87
638
NiSource, Inc. (Multi-Utilities) ........ 30
70
Nordson Corp. (Machinery) .......... 19
311 Norfolk Southern Corp. (Ground
Transportation) ............... 89
264
Northern Trust Corp. (Capital Markets) .. 37
190 Northrop Grumman Corp. (Aerospace &
Defense) .................... 130
286
NRG Energy, Inc. (Electric Utilities) .... 42
319
Nucor Corp. (Metals & Mining) ....... 54
34,089 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 5,944
4
NVR, Inc. (Household Durables)(a) ..... 26
1,013 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 66
169
Oklo, Inc., Class A (Electric Utilities)(a) . 8
249
Okta, Inc., Class A (IT Services)(a) ..... 20
263 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 51
460
Omnicom Group, Inc. (Media) ........ 35
572 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 35
871 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 79
2,427
Oracle Corp. (Software) ............. 357
1,177 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 109
545
Otis Worldwide Corp. (Machinery) ..... 42
730
PACCAR, Inc. (Machinery) .......... 84
120 Packaging Corp. of America (Containers &
Packaging) .................. 25
3,191 Palantir Technologies, Inc., Class A
(Software)(a) ................. 467
1,126
Palo Alto Networks, Inc. (Software)(a) ... 181
176
Parker-Hannifin Corp. (Machinery) ..... 158
442
Paychex, Inc. (Professional Services) .... 41
1,254
PayPal Holdings, Inc. (Financial Services) 57
1,922
PepsiCo, Inc. (Beverages) ............ 298
7,927
Pfizer, Inc. (Pharmaceuticals) ......... 223
3,050
PG&E Corp. (Electric Utilities) ........ 54
561
Phillips 66 (Oil, Gas & Consumable Fuels) 102
200
Pinnacle Financial Partners, Inc. (Banks) . 17
869 Pinterest, Inc., Class A (Interactive Media &
Services)(a) .................. 16
314
PPG Industries, Inc. (Chemicals) ....... 34

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,019
PPL Corp. (Electric Utilities) .......... $ 39
309
Principal Financial Group, Inc. (Insurance) 28
1,288
Prologis, Inc. (Industrial REITs) ....... 170
484
Prudential Financial, Inc. (Insurance) .... 47
182
PTC, Inc. (Software)(a) ............. 26
684 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 55
218
Public Storage (Specialized REITs) ..... 59
274
PulteGroup, Inc. (Household Durables) .. 32
1,494 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 192
207 Quanta Services, Inc. (Construction &
Engineering) ................. 114
153 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 30
261 Raymond James Financial, Inc. (Capital
Markets) .................... 38
251 RB Global, Inc. (Commercial Services &
Supplies) .................... 24
1,267
Realty Income Corp. (Retail REITs) ..... 78
141 Reddit, Inc., Class A (Interactive Media &
Services)(a) .................. 19
261
Regency Centers Corp. (Retail REITs) ... 20
145 Regeneron Pharmaceuticals, Inc.
(Biotechnology) ............... 112
1,237
Regions Financial Corp. (Banks) ....... 32
72
Reliance, Inc. (Metals & Mining) ...... 22
304 Republic Services, Inc., Class A
(Commercial Services & Supplies) . 67
204 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 46
464 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 34
1,201 Rivian Automotive, Inc., Class A
(Automobiles)(a) .............. 18
1,020 Robinhood Markets, Inc., Class A (Capital
Markets)(a) .................. 71
858
ROBLOX Corp., Class A (Entertainment)(a) 49
1,436 Rocket Cos., Inc., Class A (Financial
Services)(a) .................. 20
671
Rocket Lab Corp. (Aerospace & Defense)(a) 43
155 Rockwell Automation, Inc. (Electrical
Equipment) .................. 56
434 Rollins, Inc. (Commercial Services &
Supplies) .................... 23
157
Roper Technologies, Inc. (Software) .... 56
451
Ross Stores, Inc. (Specialty Retail) ..... 98
359 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 99
575 Royalty Pharma PLC, Class A
(Pharmaceuticals) ............. 28
167
RPM International, Inc. (Chemicals) .... 17
1,881
RTX Corp. (Aerospace & Defense) ..... 363
434
S&P Global, Inc. (Capital Markets) ..... 185
1,324
Salesforce, Inc. (Software) ........... 247
498
Samsara, Inc., Class A (Software)(a) .... 16
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
163 SBA Communications Corp., Class A
(Specialized REITs) ............ $ 28
305 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 119
938
Sempra (Multi-Utilities) ............. 91
1,444
ServiceNow, Inc. (Software)(a) ........ 151
449
Simon Property Group, Inc. (Retail REITs) 84
2,075
SLB Ltd. (Energy Equipment & Services) 107
1,618 Snap, Inc., Class A (Interactive Media &
Services)(a) .................. 7
71
Snap-on, Inc. (Machinery) ........... 26
447
Snowflake, Inc., Class A (IT Services)(a) . 67
224 Solventum Corp. (Health Care Equipment &
Supplies)(a) .................. 15
1,579 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 141
391
State Street Corp. (Capital Markets) ..... 49
195
Steel Dynamics, Inc. (Metals & Mining) . 35
137 STERIS PLC (Health Care Equipment &
Supplies) .................... 30
363
Strategy, Inc., Class A (Software)(a) ..... 45
478 Stryker Corp. (Health Care Equipment &
Supplies) .................... 157
166
Sun Communities, Inc. (Residential REITs) 21
585 Sunbelt Rentals Holdings, Inc. (Trading
Companies & Distributors) ....... 37
509
Synchrony Financial (Consumer Finance) 35
266
Synopsys, Inc. (Software)(a) .......... 105
664 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 47
298
T. Rowe Price Group, Inc. (Capital Markets) 27
257 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 51
290 Tapestry, Inc. (Textiles, Apparel & Luxury
Goods) ..................... 41
299 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 75
632 Target Corp. (Consumer Staples Distribution
& Retail) .................... 77
66 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 40
219 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 65
3,961
Tesla, Inc. (Automobiles)(a) .......... 1,473
1,282 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 249
80 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 38
245
Textron, Inc. (Aerospace & Defense) .... 21
367
The Allstate Corp. (Insurance) ......... 76
1,000 The Bank of New York Mellon Corp.
(Capital Markets) .............. 119
1,100
The Boeing Co. (Aerospace & Defense)(a) 219
351
The Carlyle Group, Inc. (Capital Markets) 17

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,398 The Charles Schwab Corp. (Capital
Markets) .................... $ 225
372 The Cigna Group (Health Care Providers &
Services) .................... 99
159
The Clorox Co. (Household Products) ... 16
5,734
The Coca-Cola Co. (Beverages) ....... 436
263 The Cooper Cos., Inc. (Health Care
Equipment & Supplies)(a) ....... 19
349 The Estee Lauder Cos., Inc., Class A
(Personal Care Products) ........ 25
425 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 360
392 The Hartford Insurance Group, Inc.
(Insurance) .................. 53
206
The Hershey Co. (Food Products) ...... 43
1,394
The Home Depot, Inc. (Specialty Retail) . 458
1,216
The Kraft Heinz Co. (Food Products) .... 27
874 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 63
548 The PNC Financial Services Group, Inc.
(Banks) ..................... 114
3,279 The Procter & Gamble Co. (Household
Products) .................... 474
815
The Progressive Corp. (Insurance) ...... 162
329
The Sherwin-Williams Co. (Chemicals) .. 105
1,562
The Southern Co. (Electric Utilities) .... 151
1,566
The TJX Cos., Inc. (Specialty Retail) .... 250
678
The Trade Desk, Inc., Class A (Media)(a) . 15
314
The Travelers Cos., Inc. (Insurance) ..... 92
2,505
The Walt Disney Co. (Entertainment) .... 241
1,699 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 124
525 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 258
703 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 148
592
Toast, Inc., Class A (Financial Services)(a) 16
732
Tractor Supply Co. (Specialty Retail) .... 33
147 Tradeweb Markets, Inc., Class A (Capital
Markets) .................... 17
78 TransDigm Group, Inc. (Aerospace &
Defense) .................... 90
294
TransUnion (Professional Services) ..... 20
320
Trimble, Inc. (Software)(a) ........... 21
1,788
Truist Financial Corp. (Banks) ......... 82
221
Twilio, Inc., Class A (IT Services)(a) .... 28
65
Tyler Technologies, Inc. (Software)(a) ... 22
382
Tyson Foods, Inc., Class A (Food Products) 24
2,159
U.S. Bancorp (Banks) ............... 112
2,757 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 198
392
UDR, Inc. (Residential REITs) ........ 13
62
Ulta Beauty, Inc. (Specialty Retail)(a) ... 32
838 Union Pacific Corp. (Ground
Transportation) ............... 203
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
93 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. $ 9
1,023 United Parcel Service, Inc., Class B (Air
Freight & Logistics) ............ 101
89 United Rentals, Inc. (Trading Companies &
Distributors) ................. 65
57 United Therapeutics Corp. (Biotechnology)
(a) ........................ 34
1,273 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 344
431 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 106
216 Veeva Systems, Inc., Class A (Health Care
Technology)(a) ............... 38
669
Ventas, Inc. (Health Care REITs) ....... 55
337 Veralto Corp. (Commercial Services &
Supplies) .................... 30
117
VeriSign, Inc. (IT Services) ........... 29
194 Verisk Analytics, Inc., Class A (Professional
Services) .................... 37
5,932 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 298
357 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 159
1,471 VICI Properties, Inc., Class A (Specialized
REITs) ..................... 40
2,365
Visa, Inc., Class A (Financial Services) .. 715
470 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 71
183 Vulcan Materials Co. (Construction
Materials) ................... 50
397
W.R. Berkley Corp. (Insurance) ........ 26
63 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 69
6,160 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 766
3,390 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 93
561 Waste Management, Inc. (Commercial
Services & Supplies) ........... 129
134 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 40
54 Watsco, Inc. (Trading Companies &
Distributors) ................. 20
441
WEC Energy Group, Inc. (Multi-Utilities) 51
4,420
Wells Fargo & Co. (Banks) ........... 352
962
Welltower, Inc. (Health Care REITs) .... 190
95 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 24
483 Western Digital Corp. (Technology
Hardware, Storage & Peripherals) .. 131
238 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 59
1,100
Weyerhaeuser Co. (Specialized REITs) .. 27
169
Williams-Sonoma, Inc. (Specialty Retail) . 31
301
Workday, Inc., Class A (Software)(a) .... 39
330
WP Carey, Inc. (Diversified REITs) ..... 22

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
816
Xcel Energy, Inc. (Electric Utilities) ..... $ 65
338
Xylem, Inc. (Machinery) ............. 40
386 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 60
65 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 14
242 Zillow Group, Inc., Class C (Real Estate
Management & Development)(a) ... 10
266 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 24
616
Zoetis, Inc., Class A (Pharmaceuticals) ... 73
338 Zoom Communications, Inc., Class A
(Software)(a) ................. 27
147
Zscaler, Inc. (Software)(a) ............ 21
75,196
Uruguay — 0.10%
64
MercadoLibre, Inc. (Broadline Retail)(a) . 111
Total Common Stocks (cost $50,029 ) ... 108,922
Right — 0.00%
Italy — 0.00%
20,012 Telecom Italia SpA, 4/1/26 (Diversified
Telecommunication Services)(a) ... —
Total Right (cost $— ) .............. —
Shares Security Description
Value
(000)
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... $ —
Total Warrant (cost $— ) ............ —
Investment Companies — 0.86%
Money Market Funds — 0.86%
227,731 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.53%^^(d) 228
715,316 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.55%(d) .................... 715
Total Investment Companies (cost $943 ) 943
Total Investments (cost $50,972 ) —
99.80% ..................... 109,865
Other assets in excess of liabilities —
0.20% ...................... 219
Net Assets - 100.00% .............. $ 110,084
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2026.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2026.
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 98.94% — 98.94%
Right ........................................................................................................................................................................ — — — %
Warrant .................................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. 0.26% 0.60% 0.86%
Other Assets (Liabilities) ......................................................................................................................................... 0.08% 0.12% 0.20%
Total Net Assets .................................................................................................................................................. 99.28% 0.72% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2026 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 2 6/18/26 $ 657 $ (16)
$ 657 $ (16)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (16)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (16)
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
46
Shares Security Description
Value
(000)
Common Stocks — 99.75%
Australia — 1.86%
3,064
ANZ Group Holdings Ltd. (Banks) ..... $ 77
1,323
APA Group (Gas Utilities) ........... 9
215
ASX Ltd. (Capital Markets) .......... 8
163
Atlassian Corp., Class A (Software)(a) ... 11
5,122
BHP Group Ltd. (Metals & Mining) ..... 185
1,339 Brambles Ltd. (Commercial Services &
Supplies) .................... 21
377 CAR Group Ltd. (Interactive Media &
Services) .................... 6
64 Cochlear Ltd. ( Health Care Equipment &
Supplies) .................... 8
1,332 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 20
1,685
Commonwealth Bank of Australia (Banks) 198
511
Computershare Ltd. (Professional Services) 10
1,983
Evolution Mining Ltd. (Metals & Mining) 18
1,655
Fortescue Ltd. (Metals & Mining) ...... 24
2,118
Goodman Group (Industrial REITs) ..... 38
2,325
Insurance Australia Group Ltd. (Insurance) 12
323
IREN Ltd. (Software)(a) ............. 11
887 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 12
371
Macquarie Group Ltd. (Capital Markets) . 53
2,734
Medibank Pvt Ltd. (Insurance) ........ 8
3,099
National Australia Bank Ltd. (Banks) .... 90
1,326 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 19
1,699
Origin Energy Ltd. (Electric Utilities) ... 15
51
Pro Medicus Ltd. (Health Care Technology) 4
903
Qantas Airways Ltd. (Passenger Airlines) . 5
1,483
QBE Insurance Group Ltd. (Insurance) .. 22
48 REA Group Ltd. (Interactive Media &
Services) .................... 5
367
Rio Tinto Ltd. (Metals & Mining) ...... 42
3,191 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 17
5,197
Scentre Group ( Retail REITs) ......... 12
199 SGH Ltd. (Trading Companies &
Distributors) ................. 6
5,084 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 9
464 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 7
4,366
South32 Ltd. (Metals & Mining) ....... 13
2,417
Stockland (Diversified REITs) ......... 7
1,065
Suncorp Group Ltd. (Insurance) ....... 12
4,097 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 15
3,277 Transurban Group ( Transportation
Infrastructure) ................ 32
3,837
Vicinity Ltd. (Retail REITs)(b) ........ 6
342 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 10
1,155
Wesfarmers Ltd. (Broadline Retail) ..... 59
3,433
Westpac Banking Corp. (Banks) ....... 95
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
197
WiseTech Global Ltd. (Software) ....... $ 5
1,868 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 44
1,205 Woolworths Group Ltd. ( Consumer Staples
Distribution & Retail) ........... 30
1,310
Austria — 0.09%
74
BAWAG Group AG (Banks)(a)(b) ...... 11
303
Erste Group Bank AG (Banks)(b) ...... 33
154
OMV AG (Oil, Gas & Consumable Fuels) 11
131 Raiffeisen Bank International AG (Banks)(a)
(b) ........................ 6
76
Verbund AG (Electric Utilities) ........ 6
67
Belgium — 0.25%
161
Ageas SA/N.V. (Insurance)(b) ......... 12
974 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 68
20
D'ieteren Group (Distributors) ......... 4
51 Elia Group SA/N.V., Class B (Electric
Utilities)(a)(b) ................ 8
18
Financiere de Tubize SA (Pharmaceuticals) 4
82 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 7
228
KBC Group N.V. (Banks) ............ 28
21
Sofina SA (Financial Services) ........ 5
73
Syensqo SA (Chemicals) ............. 4
124
UCB SA (Pharmaceuticals) ........... 37
177
Bermuda — 0.07%
365
Arch Capital Group Ltd. (Insurance)(a) .. 35
41
Everest Group Ltd. (Insurance) ........ 13
48
Canada — 4.04%
512
Agnico Eagle Mines Ltd. (Metals & Mining) 104
409
Alamos Gold, Inc. (Metals & Mining) ... 18
733 Alimentation Couche-Tard, Inc. ( Consumer
Staples Distribution & Retail) ..... 42
328
AltaGas Ltd. (Gas Utilities) ........... 11
569 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 12
162 AtkinsRealis Group, Inc. (Construction &
Engineering) ................. 10
721
Bank of Montreal (Banks) ............ 98
1,666
Barrick Mining Corp. (Metals & Mining) . 68
65 BCE, Inc. (Diversified Telecommunication
Services) .................... 2
86 Bombardier, Inc., Class B (Aerospace &
Defense)(a)(b) ................ 15
2,110
Brookfield Corp. (Capital Markets) ..... 86

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
427 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... $ 46
945 Canadian Imperial Bank of Commerce
(Banks) ..................... 90
513 Canadian National Railway Co. (Ground
Transportation) ............... 53
2,138 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 104
888 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 70
50 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 7
137 Canadian Utilities Ltd., Class A (Multi-
Utilities) .................... 5
143 CCL Industries, Inc., Class B (Containers &
Packaging)(b) ................ 9
113 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 32
1,389 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 37
194
CGI, Inc. (IT Services) .............. 14
20
Constellation Software, Inc. (Software) .. 35
270
Dollarama, Inc. (Broadline Retail) ...... 33
408 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 9
300
Emera, Inc. (Electric Utilities) ......... 16
151 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 5
2,201 Enbridge, Inc. ( Oil, Gas & Consumable
Fuels) ...................... 119
21
Fairfax Financial Holdings Ltd. (Insurance) 36
690 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 16
45 FirstService Corp., Class WI ( Real Estate
Management & Development) ..... 6
497
Fortis, Inc. (Electric Utilities) ......... 28
188
Franco-Nevada Corp. (Metals & Mining) . 47
175 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 12
240 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 10
165 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 9
272
Great-West Lifeco, Inc. (Insurance) ..... 13
327
Hydro One Ltd. (Electric Utilities)(b) .... 14
105
iA Financial Corp., Inc. (Insurance) ..... 12
107
IGM Financial, Inc. (Capital Markets) ... 5
171 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 22
174
Intact Financial Corp. (Insurance)(b) .... 32
755 Ivanhoe Mines Ltd., Class A ( Metals &
Mining)(a) ................... 6
225 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 9
1,245
Kinross Gold Corp. (Metals & Mining) .. 38
590 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 27
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
105 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ $ 16
118
Lundin Gold, Inc. (Metals & Mining)(b) . 9
667
Lundin Mining Corp. (Metals & Mining)(b) 17
262 Magna International, Inc. ( Automobile
Components) ................. 15
1,658
Manulife Financial Corp. (Insurance) .... 57
201 Metro, Inc., Class A (Consumer Staples
Distribution & Retail) ........... 14
384
National Bank of Canada (Banks) ...... 50
475
Nutrien Ltd. (Chemicals) ............ 36
252
Open Text Corp. (Software)(b) ........ 6
412 Pan American Silver Corp. (Metals &
Mining) ..................... 23
568 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 25
545
Power Corp. of Canada (Insurance) ..... 26
359 Rogers Communications, Inc., Class
B (Wireless Telecommunication
Services) .................... 14
1,408
Royal Bank of Canada (Banks) ........ 227
263
Saputo, Inc. (Food Products)(b) ........ 8
1,235
Shopify, Inc., Class A (IT Services)(a) ... 146
112
Stantec, Inc. (Construction & Engineering) 10
549
Sun Life Financial, Inc. (Insurance) ..... 34
1,225 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 81
1,052 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 66
445 Teck Resources Ltd., Class B (Metals &
Mining) ..................... 23
479 TELUS Corp. (Diversified
Telecommunication Services) ..... 6
84 TFI International, Inc. (Ground
Transportation) ............... 9
1,254
The Bank of Nova Scotia (Banks) ...... 87
82 The Descartes Systems Group, Inc.
(Software)(a) ................. 6
1,706
The Toronto-Dominion Bank (Banks) ... 158
154 Thomson Reuters Corp. (Professional
Services) .................... 14
275
TMX Group Ltd. (Capital Markets) ..... 10
95 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 13
359 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 17
268 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 44
443 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 58
1,328 Whitecap Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 15
140 WSP Global, Inc. (Construction &
Engineering)(b) ............... 22
2,854

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Chile — 0.02%
384
Antofagasta PLC (Metals & Mining) .... $ 17
China — 0.01%
2,500 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 7
Czech Republic — 0.01%
237
CSG NV (Aerospace & Defense)(a) ..... 6
Denmark — 0.27%
3 A.P. Moller - Maersk A/S, Class A (Marine
Transportation) ............... 7
4 A.P. Moller - Maersk A/S, Class B (Marine
Transportation)^ ............... 10
92
Carlsberg A/S, Class B (Beverages) ..... 11
142 Coloplast A/S, Class B ( Health Care
Equipment & Supplies) ......... 10
715
Danske Bank A/S (Banks) ............ 35
90 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 3
210
DSV A/S (Air Freight & Logistics) ..... 50
518 Orsted A/S ( Independent Power and
Renewable Electricity Producers)(a)(b) 13
77 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 6
138 ROCKWOOL A/S, Class B (Building
Products) .................... 4
371
Tryg A/S (Insurance)(b) ............. 9
991 Vestas Wind Systems A/S (Electrical
Equipment) .................. 30
188
Finland — 0.30%
140 Elisa Oyj (Diversified Telecommunication
Services) .................... 7
452
Fortum Oyj (Electric Utilities)^ ........ 12
296 Kesko Oyj, Class B ( Consumer Staples
Distribution & Retail) ........... 7
333
Kone Oyj, Class B (Machinery) ........ 21
653
Metso Oyj (Machinery)(b) ........... 11
418
Neste Oyj (Oil, Gas & Consumable Fuels) 14
5,186
Nokia Oyj (Communications Equipment) . 41
3,056
Nordea Bank Abp (Banks) ........... 52
2,400
Sampo Oyj, A Shares (Insurance) ...... 26
579 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 7
526 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 16
214
France — 2.34%
193
Accor SA (Hotels, Restaurants & Leisure) 9
43 Aeroports de Paris SA (Transportation
Infrastructure) ................ 5
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
593
Air Liquide SA (Chemicals) .......... $ 123
340
Alstom SA (Machinery)(a) ........... 10
61
Amundi SA (Capital Markets)(b) ....... 5
1,643
AXA SA (Insurance) ............... 75
330
Ayvens SA (Ground Transportation)(b) .. 4
43 BioMerieux (Health Care Equipment &
Supplies) .................... 5
1,016
BNP Paribas SA (Banks) ............. 97
871
Bollore SE (Oil, Gas & Consumable Fuels) 5
208
Bouygues SA (Construction & Engineering) 12
329
Bureau Veritas SA (Professional Services) 10
151
Capgemini SE (IT Services) .......... 18
584 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 11
442
Cie de Saint-Gobain SA (Building Products) 37
651 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 22
42
Covivio SA (Diversified REITs) ....... 3
1,047
Credit Agricole SA (Banks) ........... 20
660
Danone SA ( Food Products) .......... 53
657
Dassault Systemes SE (Software) ...... 13
68
Eiffage SA (Construction & Engineering)(b) 10
1,864
Engie SA (Multi-Utilities) ............ 60
306 EssilorLuxottica SA ( Health Care
Equipment & Supplies) ......... 71
60
Gecina SA (Office REITs)(b) .......... 5
295
Getlink SE (Transportation Infrastructure) 6
31 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 59
37
Ipsen SA ( Pharmaceuticals) ........... 7
73 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 22
217
Klepierre SA (Retail REITs) .......... 8
257
Legrand SA (Electrical Equipment) ..... 40
243
L'Oreal SA (Personal Care Products) .... 99
252 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 137
1,979 Orange SA (Diversified Telecommunication
Services)(b) .................. 41
199
Pernod Ricard SA (Beverages) ........ 15
224
Publicis Groupe SA (Media) .......... 19
207
Renault SA (Automobiles) ........... 7
218 Rexel SA (Trading Companies &
Distributors) ................. 9
554 Schneider Electric SE (Electrical
Equipment)(b) ................ 150
703
Societe Generale SA (Banks) ......... 51
101
Sodexo SA ( Hotels, Restaurants & Leisure) 5
2,005 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 183
120
Unibail-Rodamco-Westfield (Retail REITs) 13
622
Veolia Environnement SA (Multi-Utilities) 24

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
490
Vinci SA ( Construction & Engineering) .. $ 74
1,652
Germany — 2.08%
167 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 27
379
Allianz SE, Registered Shares (Insurance) 159
931
BASF SE (Chemicals) .............. 57
262 Bayerische Motoren Werke AG
(Automobiles) ................ 24
67 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 6
142 Brenntag SE (Trading Companies &
Distributors) ................. 10
721
Commerzbank AG (Banks) ........... 26
107
Continental AG (Automobile Components) 7
84 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 5
464
Daimler Truck Holding AG (Machinery) . 23
265 Delivery Hero SE, Class A (Hotels,
Restaurants & Leisure)(a)(b) ...... 5
1,818 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 54
185
Deutsche Boerse AG (Capital Markets) .. 54
674 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 6
933
Deutsche Post AG ( Air Freight & Logistics) 49
3,721 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 139
127 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 6
2,217
E.ON SE (Multi-Utilities) ............ 49
217 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 10
143
GEA Group AG (Machinery) ......... 10
59
Hannover Rueck SE (Insurance) ....... 19
132 Heidelberg Materials AG (Construction
Materials)(b) ................. 28
120 Henkel AG & Co. KGaA (Household
Products) .................... 9
143 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 11
63
Hensoldt AG (Aerospace & Defense) .... 6
14 HOCHTIEF AG (Construction &
Engineering) ................. 6
1,339 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 61
79
Knorr-Bremse AG (Machinery) ........ 9
76 LEG Immobilien SE (Real Estate
Management & Development) ..... 5
758
Mercedes-Benz Group AG (Automobiles) 47
53 MTU Aero Engines AG (Aerospace &
Defense) .................... 19
133 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 84
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
52
Nemetschek SE (Software) ........... $ 4
126 Porsche Automobil Holding SE, Preference
Shares ( Automobiles) ........... 5
5
Rational AG (Machinery) ............ 4
622 RWE AG (Independent Power and
Renewable Electricity Producers) .. 42
1,056
SAP SE (Software) ................. 179
75 Scout24 SE (Interactive Media & Services)
(b) ........................ 6
784 Siemens Energy AG (Electrical Equipment)
(b) ........................ 135
131
Symrise AG, Class A (Chemicals)(b) .... 11
65
Talanx AG (Insurance) .............. 8
202 Volkswagen AG, Preference Shares
(Automobiles) ................ 21
744 Vonovia SE ( Real Estate Management &
Development) ................ 19
214
Zalando SE (Specialty Retail)(a)(b) ..... 5
1,469
Hong Kong — 0.63%
10,692
AIA Group Ltd. (Insurance) .......... 120
3,500
BOC Hong Kong Holdings Ltd. (Banks) . 19
2,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 11
2,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 19
500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 4
1,500
CLP Holdings Ltd. ( Electric Utilities) ... 14
53 Futu Holdings Ltd., ADR (Capital Markets)
(a)(b) ...................... 7
1,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 4
4,000 HKT Trust & HKT Ltd., Class SS
( Diversified Telecommunication
Services)(b) .................. 6
11,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 11
1,223 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 62
1,100 Hongkong Land Holdings Ltd. ( Real Estate
Management & Development) ..... 9
200 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 14
2,466
Link REIT (Retail REITs) ............ 11
1,500
MTR Corp. Ltd. (Ground Transportation) . 6
1,279 Power Assets Holdings Ltd. (Electric
Utilities) .................... 10
2,518
Prudential PLC (Insurance) ........... 35
4,129 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 6
1,000 SITC International Holdings Co. Ltd.
( Marine Transportation) ......... 4

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... $ 25
139 Swire Pacific Ltd., Class A (Industrial
Conglomerates) ............... 2
1,757
Techtronic Industries Co. Ltd. (Machinery) 23
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 3
8,228
WH Group Ltd. (Food Products)(b) ..... 11
2,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 6
442
Ireland (Republic of) — 1.11%
621
Accenture PLC, Class A (IT Services) ... 123
63 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 9
112 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 15
2,057
AIB Group PLC (Banks)(b) .......... 22
82
Allegion PLC (Building Products) ...... 12
213
Aptiv PLC (Automobile Components)(a) . 15
917
Bank of Ireland Group PLC (Banks) .... 17
676
CRH PLC (Construction Materials) ..... 71
393
Eaton Corp. PLC (Electrical Equipment) . 140
898
Experian PLC (Professional Services) ... 31
150
Kingspan Group PLC (Building Products) 13
1,303 Medtronic PLC (Health Care Equipment &
Supplies) .................... 113
805 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 23
512 Smurfit Westrock PLC (Containers &
Packaging) .................. 20
301 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 63
226 Trane Technologies PLC ( Building
Products) .................... 94
781
Israel — 0.23%
43 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 6
1,228
Bank Hapoalim BM (Banks) .......... 29
1,464
Bank Leumi Le-Israel BM, Class IS (Banks) 32
81 Check Point Software Technologies Ltd.
(Software)(a) ................. 12
919
ICL Group Ltd. (Chemicals) .......... 5
—
Isracard Ltd. (Consumer Finance) ...... —
1,207
Israel Discount Bank Ltd., Class A (Banks) 12
155
Mizrahi Tefahot Bank Ltd. (Banks) ..... 11
55
Monday.com Ltd. (Software)(a) ........ 4
60
Nice Ltd. (Software)(a) .............. 7
33 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 15
227
Phoenix Financial Ltd. (Insurance) ..... 12
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel (continued)
110 Tower Semiconductor Ltd. (Semiconductors
& Semiconductor Equipment)(a) ... $ 19
164
Italy — 0.86%
207 Banca Mediolanum SpA (Financial
Services) .................... 4
1,943 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 17
1,117
Banco BPM SpA (Banks) ............ 16
1,453
BPER Banca SPA (Banks) ........... 19
52
Buzzi SpA (Construction Materials) ..... 3
613 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 4
8,301
Enel SpA (Electric Utilities)(b) ........ 90
2,088
Eni SpA ( Oil, Gas & Consumable Fuels) . 59
123
Ferrari N.V. (Automobiles) ........... 42
598
FinecoBank Banca Fineco SpA (Banks) .. 13
835
Generali (Insurance) ................ 34
14,036
Intesa Sanpaolo SpA (Banks)(b) ....... 85
648
Italgas SpA ( Gas Utilities)(b) ......... 8
225 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 14
472
Poste Italiane SpA (Financial Services)(b) 11
277
Prysmian SpA (Electrical Equipment) ... 33
115 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 7
2,023
Snam SpA (Gas Utilities) ............ 15
6,088 Telecom Italia SpA (Diversified
Telecommunication Services) ..... 5
11,192 Telecom Italia SpA/Milano ( Diversified
Telecommunication Services) ..... 8
1,398 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 16
1,426
UniCredit SpA (Banks) .............. 101
604
Japan — 5.38%
800 Advantest Corp. ( Semiconductors &
Semiconductor Equipment)(b) ..... 110
2,200 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 26
200
AGC, Inc. (Building Products) ........ 7
400
Aisin Corp. (Automobile Components) .. 6
100
ANA Holdings, Inc. (Passenger Airlines)(b) 2
1,200
Asahi Kasei Corp. (Chemicals) ........ 12
700 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 19
600 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 15
1,066 Bridgestone Corp. (Automobile
Components) ................. 22
900 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 25
400
Capcom Co. Ltd. (Entertainment) ...... 8

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
800 Central Japan Railway Co. (Ground
Transportation) ............... $ 21
600 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 10
400 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 7
290
Daifuku Co. Ltd. (Machinery) ......... 10
3,444
Daiichi Life Group, Inc. (Insurance) .... 32
220
Daikin Industries Ltd. (Building Products) 26
300 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 7
600 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 19
1,500 Daiwa Securities Group, Inc. (Capital
Markets) .................... 14
1,724
Denso Corp. (Automobile Components) .. 22
105 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 43
500
Ebara Corp. (Machinery) ............ 14
2,600 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 23
945
FANUC Corp. (Machinery) ........... 33
200
Fast Retailing Co. Ltd. (Specialty Retail) . 79
200
Fuji Electric Co. Ltd. (Electrical Equipment) 14
1,100 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 21
1,200
Fujikura Ltd. (Electrical Equipment) .... 33
1,720
Fujitsu Ltd. (IT Services)(b) .......... 35
200 Hankyu Hanshin Holdings, Inc. ( Ground
Transportation) ............... 6
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 7
3,600
Honda Motor Co. Ltd. (Automobiles) ... 29
300 Hoya Corp. (Health Care Equipment &
Supplies) .................... 52
300 Hulic Co. Ltd. ( Real Estate Management &
Development) ................ 3
200 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 10
860 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 8
1,000
IHI Corp. (Machinery) .............. 21
900
Inpex Corp. (Oil, Gas & Consumable Fuels) 27
600
Isuzu Motors Ltd. (Automobiles) ....... 9
6,000 ITOCHU Corp. (Trading Companies &
Distributors) ................. 76
148 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 2
900 Japan Exchange Group, Inc. (Capital
Markets) .................... 11
600
Japan Post Insurance Co. Ltd. (Insurance)(b) 6
600
JFE Holdings, Inc. (Metals & Mining)(b) . 7
600 JX Advanced Metals Corp. (Metals &
Mining) ..................... 13
400
Kajima Corp. ( Construction & Engineering) 15
427
Kao Corp. (Personal Care Products) ..... 17
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
500 Kawasaki Heavy Industries Ltd.
(Machinery) ................. $ 9
300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 5
2,848 KDDI Corp. ( Wireless Telecommunication
Services) .................... 48
234 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 83
200 Kioxia Holdings Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 26
1,000
Komatsu Ltd. (Machinery) ........... 40
100
Konami Group Corp. (Entertainment) ... 12
900
Kubota Corp. (Machinery) ........... 14
1,200 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 18
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 3
100 Lasertec Corp. ( Semiconductors &
Semiconductor Equipment) ....... 22
2,800
LY Corp. (Interactive Media & Services) . 7
600
M3, Inc. (Health Care Technology) ..... 6
200
Makita Corp. (Machinery) ........... 7
1,400 Marubeni Corp. ( Trading Companies &
Distributors) ................. 51
300 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 5
300
MINEBEA MITSUMI, Inc. (Machinery) . 5
3,200 Mitsubishi Corp. ( Trading Companies &
Distributors) ................. 110
1,900 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 62
1,100 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 31
800 Mitsubishi HC Capital, Inc. ( Financial
Services) .................... 7
3,200 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 88
11,379 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 194
2,600 Mitsui Fudosan Co. Ltd. ( Real Estate
Management & Development) ..... 28
400 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 17
2,510
Mizuho Financial Group, Inc. (Banks) ... 102
200 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 2
1,290 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 34
1,711 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 38
1,250
NEC Corp. (IT Services) ............. 31
300
Nexon Co. Ltd. (Entertainment) ....... 6
800
NIDEC Corp. (Electrical Equipment)(a) .. 10
1,150
Nintendo Co. Ltd. (Entertainment) ...... 66
9
Nippon Building Fund, Inc. (Office REITs) 8
900 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
4,700
Nippon Steel Corp. ( Metals & Mining) .. $ 17
400
Nippon Yusen KK (Marine Transportation) 15
2,300
Nissan Motor Co. Ltd. (Automobiles)(a) . 5
400
Nitori Holdings Co. Ltd. (Specialty Retail) 6
700
Nitto Denko Corp. (Chemicals) ........ 14
2,900
Nomura Holdings, Inc. (Capital Markets) . 23
335 Nomura Research Institute Ltd. (IT
Services) .................... 9
28,950 NTT, Inc. (Diversified Telecommunication
Services) .................... 29
600 Obayashi Corp. (Construction &
Engineering) ................. 15
300
Obic Co. Ltd. (IT Services) ........... 7
1,300 Olympus Corp. (Health Care Equipment &
Supplies) .................... 12
49
Oracle Corp. Japan (Software) ......... 3
1,000 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 17
1,200
ORIX Corp. ( Financial Services) ....... 36
400
Osaka Gas Co. Ltd. (Gas Utilities) ...... 16
168
Otsuka Corp. (IT Services) ........... 3
1,840 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 11
2,300 Panasonic Holdings Corp. ( Household
Durables) ................... 39
1,500
Rakuten Group, Inc. (Broadline Retail)(a)(b) 7
1,400 Recruit Holdings Co. Ltd. (Professional
Services) .................... 61
1,700 Renesas Electronics Corp. ( Semiconductors
& Semiconductor Equipment)(b) ... 24
2,000
Resona Holdings, Inc. (Banks) ........ 23
500
Ryohin Keikaku Co. Ltd. (Broadline Retail) 11
1,000
Sanrio Co. Ltd. (Specialty Retail) ...... 6
500
SBI Holdings, Inc. ( Capital Markets) .... 9
200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 12
200 Seibu Holdings, Inc. (Ground
Transportation) ............... 6
300 Sekisui Chemical Co. Ltd. (Industrial
Conglomerates) ............... 5
500
Sekisui House Ltd. (Household Durables) 11
2,001 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 27
100
Shimano, Inc. (Leisure Products) ....... 10
500 Shimizu Corp. (Construction &
Engineering) ................. 9
1,700
Shin-Etsu Chemical Co. Ltd. (Chemicals) 69
400
Shiseido Co. Ltd. (Personal Care Products) 8
100
SMC Corp. (Machinery) ............. 39
27,800 SoftBank Corp. (Wireless
Telecommunication Services) ..... 37
3,672 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 89
900
Sompo Holdings, Inc. (Insurance) ...... 35
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,100 Sony Financial Group, Inc. (Financial
Services) .................... $ 6
6,200
Sony Group Corp. (Household Durables) . 130
600
Subaru Corp. (Automobiles) .......... 10
1,100 Sumitomo Corp. (Trading Companies &
Distributors) ................. 41
700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 40
300 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 17
3,700 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 122
646
Sumitomo Mitsui Trust Group, Inc. (Banks) 21
600 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 17
100
Suntory Beverage & Food Ltd. (Beverages) 3
1,500
Suzuki Motor Corp. (Automobiles) ..... 18
500
T&D Holdings, Inc. (Insurance) ....... 13
200
Taisei Corp. (Construction & Engineering) 21
1,900 TDK Corp. ( Electronic Equipment,
Instruments & Components) ...... 25
500
The Chiba Bank Ltd. (Banks) ......... 6
900 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 15
300
TIS, Inc. (IT Services) .............. 6
725
Toho Co. Ltd. (Entertainment) ......... 8
1,893
Tokio Marine Holdings, Inc. (Insurance) . 89
400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 99
300
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 14
200 TOPPAN Holdings, Inc. ( Commercial
Services & Supplies) ........... 5
1,300
Toray Industries, Inc. (Chemicals) ...... 9
100
Toyota Industries Corp. (Machinery)(a) .. 13
300 Tsuruha Holdings, Inc. (Consumer Staples
Distribution & Retail) ........... 5
1,100
Unicharm Corp. (Household Products) ... 6
900
Yamaha Motor Co. Ltd. (Automobiles) .. 7
200 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 6
1,100
Yokohama Financial Group, Inc. (Banks) . 10
100 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 6
300
ZOZO, Inc. (Specialty Retail)(b) ....... 2
3,800
Luxembourg — 0.05%
415
ArcelorMittal SA (Metals & Mining) .... 22
177 CVC Capital Partners PLC (Capital
Markets)(b) .................. 2
373
Tenaris SA (Energy Equipment & Services) 11
35

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Mexico — 0.01%
217
Fresnillo PLC (Metals & Mining) ...... $ 10
Netherlands — 1.63%
574
ABN AMRO Bank N.V., Class CV (Banks) 18
25
Adyen N.V. (Financial Services)(a)(b) ... 25
1,292
Aegon Ltd. (Insurance) .............. 9
169
Akzo Nobel N.V. (Chemicals) ......... 10
64
Argenx SE (Biotechnology)(a) ........ 46
48 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 36
391 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 521
157
ASR Nederland N.V. (Insurance)(b) ..... 11
70 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 15
82
Euronext N.V. (Capital Markets)(b) ..... 13
508
Ferrovial SE (Construction & Engineering) 33
130
Heineken Holding N.V. (Beverages) .... 9
285
Heineken N.V. (Beverages) ........... 22
2,989
ING Groep N.V. (Banks) ............. 79
170
JDE Peet's N.V. (Food Products) ....... 6
883 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 41
3,809 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 21
756 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 21
208
Nebius Group N.V., Class A (Software)(a) 22
310
NN Group N.V. (Insurance) ........... 24
245 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 48
1,342
Prosus N.V. (Broadline Retail)(a)(b) .... 62
126
Randstad N.V. (Professional Services) ... 3
1,962
Stellantis N.V. (Automobiles) ......... 14
459 The Magnum Ice Cream Co. N.V. (Food
Products)(a) .................. 7
1,086 Universal Music Group N.V.
(Entertainment) ............... 21
228
Wolters Kluwer N.V. (Professional Services) 17
1,154
New Zealand — 0.07%
1,742 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 8
1,304
Contact Energy Ltd. (Electric Utilities) .. 7
563 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 13
915
Infratil Ltd. ( Financial Services) ....... 6
1,622 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 5
214
Xero Ltd. (Software)(a) ............. 11
50
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway — 0.19%
345 Aker BP ASA ( Oil, Gas & Consumable
Fuels) ...................... $ 13
902
DNB Bank ASA (Banks) ............ 28
776 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 34
162
Gjensidige Forsikring ASA (Insurance) .. 4
429
Mowi ASA (Food Products)(b) ........ 10
1,359
Norsk Hydro ASA (Metals & Mining) ... 14
695
Orkla ASA (Food Products) .......... 9
67
Salmar ASA (Food Products) ......... 4
628 Telenor ASA (Diversified
Telecommunication Services) ..... 11
179
Yara International ASA (Chemicals) .... 10
137
Poland — 0.01%
332
InPost SA (Air Freight & Logistics)(a) ... 6
Portugal — 0.06%
7,045 Banco Comercial Portugues SA, Class R
(Banks)(b) ................... 7
3,131
EDP SA (Electric Utilities)(b) ......... 16
380 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 9
288 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 7
39
Singapore — 0.47%
4,250 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 8
6,439 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 12
2,700 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 6
2,136
DBS Group Holdings Ltd. (Banks) ..... 95
2,396 Grab Holdings Ltd. ( Ground Transportation)
(a) ........................ 9
1,400
Keppel Ltd. (Industrial Conglomerates) .. 13
3,535 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 61
403
Sea Ltd., ADR (Broadline Retail)(a) .... 33
900
Sembcorp Industries Ltd. ( Multi-Utilities) 5
1,600 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 8
800
Singapore Exchange Ltd. (Capital Markets) 12
7,300 Singapore Telecommunications Ltd.
( Diversified Telecommunication
Services) .................... 28
1,300
United Overseas Bank Ltd. (Banks) ..... 37
1,700
Wilmar International Ltd. (Food Products) 5
332

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain — 1.08%
29
Acciona SA (Electric Utilities) ........ $ 8
176 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 21
738 Aena SME SA (Transportation
Infrastructure)(b) .............. 22
444 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 25
5,773 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 125
4,945
Banco de Sabadell SA (Banks) ........ 18
14,942
Banco Santander SA (Banks)(b) ....... 166
668
Bankinter SA (Banks) ............... 11
3,833
CaixaBank SA (Banks) .............. 46
517 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 17
298 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 5
318
Endesa SA (Electric Utilities) ......... 13
6,498
Iberdrola SA ( Electric Utilities) ........ 149
79
Indra Sistemas SA (IT Services) ....... 4
1,111 Industria de Diseno Textil SA (Specialty
Retail) ...................... 65
1,213
Mapfre SA (Insurance) .............. 5
268
Naturgy Energy Group SA (Gas Utilities) . 8
448
Redeia Corp. SA (Electric Utilities) ..... 8
1,109
Repsol SA (Oil, Gas & Consumable Fuels) 31
3,586 Telefonica SA (Diversified
Telecommunication Services) ..... 16
763
Sweden — 1.00%
252 AddTech AB, B Shares ( Trading Companies
& Distributors) ............... 9
275
Alfa Laval AB (Machinery) .......... 15
1,072
Assa Abloy AB, Class B (Building Products) 39
2,790
Atlas Copco AB, Class A (Machinery) ... 49
1,503
Atlas Copco AB, Class B (Machinery) ... 24
394 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 5
274
Boliden AB (Metals & Mining)(a) ...... 14
617
Epiroc AB, Class A (Machinery) ....... 15
417
Epiroc AB, Class B (Machinery) ....... 9
482
EQT AB (Capital Markets) ........... 15
595
Essity AB, Class B (Household Products)^ 15
722 Fastighets AB Balder, Class B (Real Estate
Management & Development)(a) ... 4
480 H & M Hennes & Mauritz AB, Class B
(Specialty Retail) .............. 9
1,984 Hexagon AB, Class B ( Electronic
Equipment, Instruments &
Components) ................. 19
53 Holmen AB, B shares (Paper & Forest
Products)^ ................... 2
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
127 Industrivarden AB, Class A (Financial
Services)(b) .................. $ 6
138 Industrivarden AB, Class C (Financial
Services) .................... 7
259
Indutrade AB (Machinery) ........... 6
131 Investment AB Latour, Class B (Industrial
Conglomerates) ............... 3
1,867
Investor AB, Class B (Financial Services) 71
77 L E Lundbergforetagen AB, Class B
(Financial Services) ............ 4
230 Lifco AB, Class B (Industrial
Conglomerates) ............... 7
1,759 Nibe Industrier AB, Class B (Building
Products) .................... 7
197 Sagax AB, Class B (Real Estate
Management & Development) ..... 4
1,126
Sandvik AB (Machinery) ............ 43
547 Securitas AB, Class B ( Commercial Services
& Supplies) .................. 9
1,486 Skandinaviska Enskilda Banken AB, Class A
(Banks)^ .................... 27
330 Skanska AB, Class B (Construction &
Engineering)^ ................ 9
323
SKF AB, B shares (Machinery) ........ 8
159
Spotify Technology SA (Entertainment)(a) 78
602 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products)^ ............ 7
1,570 Svenska Handelsbanken AB, Class A
(Banks) ..................... 21
836
Swedbank AB, Class A (Banks)^ ....... 29
536 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 11
2,718 Telefonaktiebolaget LM Ericsson, Class B
(Communications Equipment) ..... 31
2,278 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 12
196
Trelleborg AB, Class B ( Machinery) .... 7
1,621
Volvo AB, Class B (Machinery)^ ....... 53
703
Switzerland — 2.20%
1,589 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 129
526 Alcon AG ( Health Care Equipment &
Supplies) .................... 40
455
Amcor PLC (Containers & Packaging) ... 18
488
Amrize Ltd. (Construction Materials)(a) .. 27
88
Avolta AG (Specialty Retail)(a) ........ 5
26 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 4
3 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 5
10 Belimo Holding AG, Class R (Building
Products) .................... 8
19
BKW AG (Electric Utilities) .......... 4

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
2 Chocoladefabriken Lindt & Spruengli AG,
Class PC (Food Products) ........ $ 28
371
Chubb Ltd. (Insurance) .............. 121
550 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 97
215
Coca-Cola HBC AG (Beverages)(a) ..... 12
168
DSM-Firmenich AG (Chemicals) ...... 12
6
EMS-Chemie Holding AG (Chemicals) .. 5
182
Galderma Group AG (Pharmaceuticals)(b) 36
161
Garmin Ltd. (Household Durables) ..... 37
36 Geberit AG, Registered Shares ( Building
Products) .................... 24
10,151
Glencore PLC (Metals & Mining)(a)(b) .. 77
78 Helvetia Baloise Holding AG, Registered
Shares (Insurance) ............. 20
500
Holcim AG (Construction Materials)(a)(b) 41
203
Julius Baer Group Ltd. (Capital Markets) . 15
53 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 12
146 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 14
2,601 Nestle SA, Registered Shares (Food
Products) .................... 256
24 Partners Group Holding AG (Capital
Markets) .................... 26
38 Schindler Holding AG, Class PC
(Machinery) ................. 13
24 Schindler Holding AG, Registered Shares
(Machinery) ................. 8
162 SGS SA, Registered Shares (Professional
Services) .................... 17
149
Sika AG, Registered Shares (Chemicals)(b) 25
50 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 11
653 STMicroelectronics N.V. ( Semiconductors
& Semiconductor Equipment) ..... 22
110 Straumann Holding AG, Class R (Health
Care Equipment & Supplies) ...... 12
31
Swiss Life Holding AG (Insurance) ..... 34
80 Swiss Prime Site AG, Registered Shares
( Real Estate Management &
Development) ................ 14
293
Swiss Re AG (Insurance) ............ 49
28 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 24
28 The Swatch Group AG, Class BR ( Textiles,
Apparel & Luxury Goods) ....... 6
3,166
UBS Group AG (Capital Markets) ...... 123
26
VAT Group AG (Machinery)(b) ........ 16
146
Zurich Insurance Group AG (Insurance)(b) 103
1,550
Shares Security Description
Value
(000)
Common Stocks (continued)
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ $ —
United Kingdom — 3.10%
975
3i Group PLC (Capital Markets) ....... 32
259
Admiral Group PLC (Insurance) ....... 11
933 Airtel Africa PLC ( Wireless
Telecommunication Services)(b) ... 4
1,159
Anglo American PLC (Metals & Mining) . 50
210
Aon PLC, Class A (Insurance) ......... 68
320 Associated British Foods PLC (Food
Products) .................... 8
1,000 Auto Trader Group PLC ( Interactive Media
& Services)(b) ................ 6
3,010
Aviva PLC (Insurance) .............. 24
14,242
Barclays PLC (Banks)(b) ............ 75
1,362 Barratt Redrow PLC (Household Durables)
(b) ........................ 5
15,700
BP PLC (Oil, Gas & Consumable Fuels) . 123
5,858 BT Group PLC (Diversified
Telecommunication Services) ..... 16
315 Bunzl PLC (Trading Companies &
Distributors) ................. 9
4,427
Centrica PLC (Multi-Utilities)(b) ....... 13
858
CNH Industrial N.V. (Machinery) ...... 9
206 Coca-Cola Europacific Partners PLC
(Beverages) .................. 19
1,754 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 49
2,190
Diageo PLC (Beverages) ............ 41
186
Endeavour Mining PLC (Metals & Mining) 11
9,341
Haleon PLC ( Pharmaceuticals) ........ 46
362 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 18
17,381
HSBC Holdings PLC (Banks) ......... 284
1,266
Informa PLC (Media) ............... 13
142 InterContinental Hotels Group PLC ( Hotels,
Restaurants & Leisure) .......... 19
1,185 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 6
150
Intertek Group PLC (Professional Services) 7
1,736 J Sainsbury PLC ( Consumer Staples
Distribution & Retail) ........... 8
3,613
JD Sports Fashion PLC (Specialty Retail) 3
1,703
Kingfisher PLC (Specialty Retail) ...... 6
720 Land Securities Group PLC (Diversified
REITs) ..................... 5
5,619
Legal & General Group PLC (Insurance) . 18
60,061
Lloyds Banking Group PLC (Banks) .... 74
456 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 54
2,259
M&G PLC (Financial Services) ........ 8
2,028 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 9
5,071
National Grid PLC (Multi-Utilities) ..... 86

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
7,890
NatWest Group PLC (Banks)(b) ....... $ 58
114
Next PLC (Broadline Retail) .......... 19
670 Pearson PLC ( Diversified Consumer
Services) .................... 9
159
Pentair PLC (Machinery) ............ 14
1,788
RELX PLC (Professional Services) ..... 59
2,482 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 15
1,151
Rio Tinto PLC (Metals & Mining) ...... 107
717
Schroders PLC (Capital Markets) ...... 6
1,254
Segro PLC (Industrial REITs) ......... 11
310
Severn Trent PLC (Water Utilities)(b) ... 13
5,745
Shell PLC (Oil, Gas & Consumable Fuels) 266
805 Smith & Nephew PLC ( Health Care
Equipment & Supplies) ......... 13
323 Smiths Group PLC (Industrial
Conglomerates) ............... 10
66
Spirax Group PLC (Machinery) ........ 6
1,185
SSE PLC (Electric Utilities)(b) ........ 41
1,912
Standard Chartered PLC (Banks) ....... 40
784
Standard Life PLC (Insurance) ........ 7
6,400 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 40
953
The Sage Group PLC (Software) ....... 11
2,202
Unilever PLC (Personal Care Products) .. 121
692
United Utilities Group PLC (Water Utilities) 12
246 Verisure PLC (Commercial Services &
Supplies)(a) .................. 3
18,755 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 28
147 Whitbread PLC ( Hotels, Restaurants &
Leisure) .................... 5
99
Willis Towers Watson PLC (Insurance) .. 29
657
Wise PLC, Class A (Financial Services)(a) 8
2,188
United States — 70.22%
419
Adobe, Inc. (Software)(a) ............ 102
1,640 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 334
130
AECOM (Construction & Engineering) .. 11
266 Affirm Holdings, Inc., Class A (Financial
Services)(a) .................. 12
498
Aflac, Inc. (Insurance) .............. 55
227 Air Products and Chemicals, Inc.
(Chemicals) .................. 66
439 Airbnb, Inc., Class A (Hotels, Restaurants &
Leisure)(a) .................. 55
253
Alliant Energy Corp. (Electric Utilities) .. 18
5,868 Alphabet, Inc., Class A ( Interactive Media &
Services) .................... 1,688
4,880 Alphabet, Inc., Class C (Interactive Media &
Services) .................... 1,401
9,681
Amazon.com, Inc. (Broadline Retail)(a) .. 2,017
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
292
Ameren Corp. (Multi-Utilities) ........ $ 32
543 American Electric Power Co., Inc. (Electric
Utilities) .................... 71
560
American Express Co. (Consumer Finance) 169
542 American International Group, Inc.
(Insurance) .................. 41
473
American Tower Corp. (Specialized REITs) 82
192 American Water Works Co., Inc. (Water
Utilities) .................... 26
93
Ameriprise Financial, Inc. (Capital Markets) 41
238
AMETEK, Inc. (Electrical Equipment) ... 51
1,241 Amphenol Corp., Class A ( Electronic
Equipment, Instruments &
Components) ................. 157
495 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 157
736 Annaly Capital Management, Inc.
( Mortgage Real Estate Investment
Trusts (REITs)) ............... 16
427 Apollo Global Management, Inc. (Financial
Services) .................... 48
14,787 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 3,754
800 Applied Materials, Inc. ( Semiconductors &
Semiconductor Equipment) ....... 273
233
AppLovin Corp., Class A (Software)(a) .. 93
471 Archer-Daniels-Midland Co. (Food
Products) .................... 34
212 Ares Management Corp., Class A (Capital
Markets) .................... 23
1,084 Arista Networks, Inc. (Communications
Equipment)(a) ................ 133
262
Arthur J. Gallagher & Co. (Insurance) ... 57
222 AST SpaceMobile, Inc. (Diversified
Telecommunication Services)(a) ... 18
129 Astera Labs, Inc. ( Semiconductors &
Semiconductor Equipment)(a) ..... 14
7,146 AT&T, Inc. (Diversified Telecommunication
Services) .................... 207
171
Atmos Energy Corp. (Gas Utilities) ..... 32
218
Autodesk, Inc. (Software)(a) .......... 52
414 Automatic Data Processing, Inc.
(Professional Services) .......... 84
17
AutoZone, Inc. (Specialty Retail)(a) ..... 57
139 AvalonBay Communities, Inc. (Residential
REITs) ..................... 23
77 Avery Dennison Corp. (Containers &
Packaging) .................. 13
73 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 31
1,003 Baker Hughes Co. (Energy Equipment &
Services) .................... 61
254
Ball Corp. (Containers & Packaging) .... 15
6,904
Bank of America Corp. (Banks) ........ 337
1,383 Berkshire Hathaway, Inc., Class B (Financial
Services)(a) .................. 663
194
Best Buy Co., Inc. (Specialty Retail) .... 12

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
150
Blackrock, Inc. (Capital Markets) ...... $ 144
749
Blackstone, Inc. (Capital Markets) ...... 86
539
Block, Inc., Class A ( Financial Services)(a) 32
231 Bloom Energy Corp., Class A (Electrical
Equipment)(a) ................ 31
33 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 139
1,504 Boston Scientific Corp. ( Health Care
Equipment & Supplies)(a) ....... 94
4,532 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,404
115 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 19
403 Brookfield Asset Management Ltd., Class A
(Capital Markets) .............. 18
163 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 6
283
Brown & Brown, Inc. (Insurance) ...... 18
109 Builders FirstSource, Inc. (Building
Products)(a) .................. 9
138
Bunge Global SA (Food Products) ...... 18
62
Burlington Stores, Inc. (Specialty Retail)(a) 20
277
Cadence Design Systems, Inc. (Software)(a) 77
651 Capital One Financial Corp. (Consumer
Finance) .................... 119
233 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 49
42
Carlisle Cos., Inc. (Building Products) ... 14
1,100 Carnival Corp. ( Hotels, Restaurants &
Leisure) .................... 28
753
Carrier Global Corp. (Building Products) . 42
136
Carvana Co., Class A (Specialty Retail)(a) 43
39 Casey's General Stores, Inc. ( Consumer
Staples Distribution & Retail) ..... 28
472
Caterpillar, Inc. (Machinery) .......... 334
104
Cboe Global Markets, Inc. (Capital Markets) 29
292 CBRE Group, Inc., Class A ( Real Estate
Management & Development)(a) ... 40
126 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 15
182 Cencora, Inc. (Health Care Providers &
Services) .................... 57
481 Centene Corp. ( Health Care Providers &
Services)(a) .................. 16
643
CenterPoint Energy, Inc. (Multi-Utilities) . 28
158
CF Industries Holdings, Inc. (Chemicals) . 21
116 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 19
87 Charter Communications, Inc., Class A
(Media)(a) ................... 19
216 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 61
1,928 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 399
1,313 Chipotle Mexican Grill, Inc., Class A
( Hotels, Restaurants & Leisure)(a) .. 42
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
138 Ciena Corp. (Communications Equipment)
(a) ........................ $ 54
153
Cincinnati Financial Corp. (Insurance) ... 24
368 Cintas Corp. (Commercial Services &
Supplies) .................... 62
3,978 Cisco Systems, Inc. (Communications
Equipment) .................. 309
1,809
Citigroup, Inc. (Banks) .............. 205
476
Citizens Financial Group, Inc. (Banks) ... 29
322
Cloudflare, Inc., Class A (IT Services)(a) . 66
363
CME Group, Inc., Class A ( Capital Markets) 107
336
CMS Energy Corp. (Multi-Utilities) ..... 26
1,067
Coeur Mining, Inc. (Metals & Mining)(a) . 20
479 Cognizant Technology Solutions Corp.,
Class A (IT Services) ........... 29
153 Coherent Corp. ( Electronic Equipment,
Instruments & Components)(a) .... 36
214 Coinbase Global, Inc., Class A (Capital
Markets)(a) .................. 37
782 Colgate-Palmolive Co. (Household
Products) .................... 67
3,610 Comcast Corp., Class A ( Diversified
Telecommunication Services) ..... 104
35 Comfort Systems USA, Inc. (Construction
& Engineering) ............... 48
1,248 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 165
354
Consolidated Edison, Inc. (Multi-Utilities) 40
146 Constellation Brands, Inc., Class A
(Beverages) .................. 22
306 Constellation Energy Corp. (Electric
Utilities) .................... 85
899 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 30
289 Corebridge Financial, Inc. (Financial
Services) .................... 7
232
CoreWeave, Inc., Class A (IT Services)(a) 18
66
Corpay, Inc. (Financial Services)(a) ..... 19
697
Corteva, Inc. (Chemicals) ............ 58
415 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 17
447 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 445
751 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 26
152 Credo Technology Group Holding Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 14
256 Crowdstrike Holdings, Inc., Class A
(Software)(a) ................. 100
428
Crown Castle, Inc. (Specialized REITs) .. 35
1,887
CSX Corp. (Ground Transportation) .... 77
141
Cummins, Inc. (Machinery) .......... 76
36 Curtiss-Wright Corp. ( Aerospace &
Defense) .................... 25
1,289 CVS Health Corp. (Health Care Providers &
Services) .................... 93

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
271
D.R. Horton, Inc. (Household Durables) .. $ 37
114 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 22
301
Datadog, Inc., Class A (Software)(a) .... 36
145 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 15
260
Deere & Co. (Machinery) ............ 146
317 Dell Technologies, Inc., Class C
( Technology Hardware, Storage &
Peripherals) .................. 52
161
Delta Air Lines, Inc. (Passenger Airlines) . 11
596 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 30
385 Dexcom, Inc. ( Health Care Equipment &
Supplies)(a) .................. 24
186 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 37
65 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 13
350 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 63
216 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 26
193 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 21
885
Dominion Energy, Inc. (Multi-Utilities) .. 55
31 Domino's Pizza, Inc. ( Hotels, Restaurants &
Leisure) .................... 11
393 DoorDash, Inc., Class A (Hotels, Restaurants
& Leisure)(a) ................. 59
134
Dover Corp. (Machinery) ............ 28
693
Dow, Inc. (Chemicals) .............. 29
205
DTE Energy Co. (Multi-Utilities) ...... 30
785
Duke Energy Corp. (Electric Utilities) ... 103
405
DuPont de Nemours, Inc. (Chemicals) ... 19
449
eBay, Inc. (Broadline Retail) .......... 41
138
EchoStar Corp., Class A (Media)(a) ..... 16
262
Ecolab, Inc. (Chemicals) ............. 70
378
Edison International (Electric Utilities) .. 28
577 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 46
233
Electronic Arts, Inc. (Entertainment) .... 48
221 Elevance Health, Inc. ( Health Care
Providers & Services) ........... 65
44 EMCOR Group, Inc. (Construction &
Engineering) ................. 32
572
Emerson Electric Co. (Electrical Equipment) 75
147 Entegris, Inc. ( Semiconductors &
Semiconductor Equipment) ....... 17
460
Entergy Corp. (Electric Utilities) ....... 52
535 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 77
612
EQT Corp. (Oil, Gas & Consumable Fuels) 39
122
Equifax, Inc. ( Professional Services) .... 22
99
Equinix, Inc. (Specialized REITs) ...... 97
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
295 Equitable Holdings, Inc. (Financial
Services) .................... $ 11
388
Equity Residential (Residential REITs) .. 23
25
Erie Indemnity Co., Class A (Insurance) .. 6
63 Essex Property Trust, Inc. (Residential
REITs) ..................... 15
228
Evergy, Inc. (Electric Utilities) ........ 19
305 Everpure, Inc., Class A (Technology
Hardware, Storage & Peripherals)(a) 18
365
Eversource Energy (Electric Utilities) ... 25
992
Exelon Corp. (Electric Utilities) ....... 49
234 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 26
116 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 27
133 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 19
208 Extra Space Storage, Inc. (Specialized
REITs) ..................... 27
4,241 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 720
56
F5, Inc. ( Communications Equipment)(a) . 16
24
Fair Isaac Corp. (Software)(a) ......... 26
1,163 Fastenal Co. (Trading Companies &
Distributors) ................. 54
226
FedEx Corp. (Air Freight & Logistics) ... 80
192 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 45
254
Fidelity National Financial, Inc. (Insurance) 12
513 Fidelity National Information Services, Inc.
(Financial Services) ............ 24
881
Fifth Third Bancorp (Banks) .......... 41
9 First Citizens BancShares, Inc., Class A
(Banks) ..................... 17
99 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 20
541
FirstEnergy Corp. (Electric Utilities) .... 27
533
Fiserv, Inc. (Financial Services)(a) ...... 30
368 Flex Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 24
4,071
Ford Motor Co. (Automobiles) ........ 47
636
Fortinet, Inc. (Software)(a) ........... 52
327
Fortive Corp. (Machinery) ........... 18
199
Fox Corp., Class A (Media) ........... 12
154
Fox Corp., Class B (Media) ........... 8
1,463
Freeport-McMoRan, Inc. (Metals & Mining) 86
101 FTAI Aviation Ltd. (Aerospace & Defense)
(b) ........................ 25
74
Gartner, Inc. (IT Services)(a) .......... 12
274
GE Vernova, Inc. (Electrical Equipment) . 239
522
Gen Digital, Inc. (Software) .......... 10
524
General Mills, Inc. (Food Products) ..... 20
932
General Motors Co. (Automobiles) ..... 69
137
Genuine Parts Co. (Distributors) ....... 14
239
Global Payments, Inc. (Financial Services) 16

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
138
GoDaddy, Inc., Class A (IT Services)(a) .. $ 11
148
Graco, Inc. (Machinery) ............. 13
838 Halliburton Co. (Energy Equipment &
Services) .................... 33
686 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 11
41
HEICO Corp. (Aerospace & Defense) ... 11
78 HEICO Corp., Class A (Aerospace &
Defense) .................... 16
1,288 Hewlett Packard Enterprise Co. ( Technology
Hardware, Storage & Peripherals) .. 31
242 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 74
220 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 17
295
Hormel Foods Corp. (Food Products) .... 7
389 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 90
905 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 17
57
Hubbell, Inc. (Electrical Equipment) .... 28
49
HubSpot, Inc. (Software)(a) .......... 12
118 Humana, Inc. ( Health Care Providers &
Services) .................... 20
1,984
Huntington Bancshares, Inc. (Banks) .... 31
46 Hyatt Hotels Corp., Class A (Hotels,
Restaurants & Leisure) .......... 7
73
IDEX Corp. (Machinery) ............ 14
79 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 44
282
Illinois Tool Works, Inc. (Machinery) .... 73
162
Incyte Corp. (Biotechnology)(a) ....... 15
387
Ingersoll Rand, Inc. (Machinery) ....... 31
207
Insmed, Inc. ( Biotechnology)(a) ....... 34
69 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 14
4,556 Intel Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 201
438 Interactive Brokers Group, Inc., Class A
(Capital Markets) .............. 29
577 Intercontinental Exchange, Inc. (Capital
Markets) .................... 91
942 International Business Machines Corp. (IT
Services) .................... 228
251 International Flavors & Fragrances, Inc.
(Chemicals) .................. 18
490 International Paper Co. ( Containers &
Packaging) .................. 17
282
Intuit, Inc. (Software) ............... 122
358 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 165
569
Invitation Homes, Inc. (Residential REITs) 14
288 IonQ, Inc. ( Technology Hardware, Storage
& Peripherals)(a) .............. 8
167 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 28
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
290
Iron Mountain, Inc. (Specialized REITs) . $ 30
104 Jabil, Inc. ( Electronic Equipment,
Instruments & Components) ...... 28
68 Jack Henry & Associates, Inc. (Financial
Services) .................... 11
117 Jacobs Solutions, Inc. (Professional
Services) .................... 15
76 JB Hunt Transport Services, Inc. ( Ground
Transportation) ............... 16
623 Johnson Controls International PLC
(Building Products) ............ 82
2,738
JPMorgan Chase & Co. (Banks) ....... 805
1,884
Kenvue, Inc. (Personal Care Products) ... 32
1,266
Keurig Dr Pepper, Inc. (Beverages) ..... 33
913
KeyCorp (Banks) .................. 18
168 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 47
326
Kimberly-Clark Corp. (Household Products) 31
664
Kimco Realty Corp. (Retail REITs) ..... 15
2,029 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 68
635
KKR & Co., Inc. (Capital Markets) ..... 59
133 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 196
82 Labcorp Holdings, Inc. ( Health Care
Providers & Services) ........... 22
1,269 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 271
209
Lennar Corp., Class A (Household Durables) 18
31 Lennox International, Inc. (Building
Products) .................... 14
209 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 18
472
Linde PLC (Chemicals) ............. 234
159 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 24
171
Loews Corp. (Insurance) ............. 18
568
Lowe's Cos., Inc. ( Specialty Retail) ..... 134
79 LPL Financial Holdings, Inc. (Capital
Markets) .................... 24
70 Lumentum Holdings, Inc. (Communications
Equipment)(a) ................ 49
251 LyondellBasell Industries N.V., Class A
(Chemicals) .................. 20
153
M&T Bank Corp. (Banks) ............ 32
298 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 73
12
Markel Group, Inc. (Insurance)(a) ...... 23
227 Marriott International, Inc., Class A (Hotels,
Restaurants & Leisure) .......... 74
503
Marsh & McLennan Cos., Inc. (Insurance) 87
63 Martin Marietta Materials, Inc.
(Construction Materials) ......... 37
842 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 83

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
208
Masco Corp. (Building Products) ....... $ 13
854 Mastercard, Inc., Class A (Financial
Services) .................... 427
249
McCormick & Co., Inc. (Food Products) . 13
715 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 222
2,191 Meta Platforms, Inc., Class A ( Interactive
Media & Services) ............. 1,254
552
MetLife, Inc. (Insurance) ............ 39
20 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 25
525 Microchip Technology, Inc.
( Semiconductors & Semiconductor
Equipment) .................. 34
1,133 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 383
7,102
Microsoft Corp. (Software) ........... 2,630
114 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 14
1,314 Mondelez International, Inc., Class A (Food
Products) .................... 76
80
MongoDB, Inc., Class A (IT Services)(a) . 20
47 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 51
717
Monster Beverage Corp. (Beverages)(a) .. 52
163
Moody's Corp. (Capital Markets) ....... 71
1,206
Morgan Stanley (Capital Markets) ...... 198
168 Motorola Solutions, Inc. (Communications
Equipment) .................. 73
76
MSCI, Inc., Class A (Capital Markets) ... 41
451
Nasdaq, Inc. (Capital Markets) ........ 38
128
Natera, Inc. (Biotechnology)(a) ........ 26
193 NetApp, Inc. ( Technology Hardware,
Storage & Peripherals) .......... 20
4,266
Netflix, Inc. (Entertainment)(a) ........ 410
97 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 13
1,110
Newmont Corp. (Metals & Mining) ..... 120
338
News Corp., Class A (Media) ......... 8
2,078
NextEra Energy, Inc. (Electric Utilities) .. 193
1,216 NIKE, Inc., Class B (Textiles, Apparel &
Luxury Goods) ............... 64
525
NiSource, Inc. (Multi-Utilities) ........ 24
52
Nordson Corp. (Machinery) .......... 14
228 Norfolk Southern Corp. (Ground
Transportation) ............... 65
189
Northern Trust Corp. (Capital Markets) .. 26
207
NRG Energy, Inc. (Electric Utilities) .... 30
239
Nucor Corp. (Metals & Mining) ....... 40
24,446 NVIDIA Corp. ( Semiconductors &
Semiconductor Equipment) ....... 4,264
3
NVR, Inc. (Household Durables)(a) ..... 20
727 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 47
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
109
Oklo, Inc., Class A (Electric Utilities)(a) . $ 5
165
Okta, Inc., Class A (IT Services)(a) ..... 13
185 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 36
314
Omnicom Group, Inc. (Media) ........ 24
394 ON Semiconductor Corp. ( Semiconductors
& Semiconductor Equipment)(a) ... 24
644 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 58
1,737
Oracle Corp. (Software) ............. 256
857 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 79
384
Otis Worldwide Corp. (Machinery) ..... 30
542
PACCAR, Inc. (Machinery) .......... 63
88 Packaging Corp. of America (Containers &
Packaging) .................. 19
2,302 Palantir Technologies, Inc., Class A
(Software)(a) ................. 337
806
Palo Alto Networks, Inc. (Software)(a) ... 129
129
Parker-Hannifin Corp. (Machinery) ..... 115
319
Paychex, Inc. (Professional Services) .... 29
892
PayPal Holdings, Inc. (Financial Services) 40
1,379
PepsiCo, Inc. (Beverages) ............ 214
2,158
PG&E Corp. (Electric Utilities) ........ 38
411
Phillips 66 (Oil, Gas & Consumable Fuels) 75
147
Pinnacle Financial Partners, Inc. (Banks) . 13
586 Pinterest, Inc., Class A (Interactive Media &
Services)(a) .................. 11
222
PPG Industries, Inc. (Chemicals) ....... 24
728
PPL Corp. (Electric Utilities) .......... 28
218
Principal Financial Group, Inc. (Insurance) 20
945
Prologis, Inc. (Industrial REITs) ....... 125
344
Prudential Financial, Inc. (Insurance) .... 34
118
PTC, Inc. (Software)(a) ............. 17
520 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 42
155
Public Storage (Specialized REITs) ..... 42
195
PulteGroup, Inc. (Household Durables) .. 23
204 Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) ....... 24
1,073 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 138
151 Quanta Services, Inc. (Construction &
Engineering) ................. 83
111 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 22
186 Raymond James Financial, Inc. (Capital
Markets) .................... 27
182 RB Global, Inc. (Commercial Services &
Supplies) .................... 17
940
Realty Income Corp. (Retail REITs) ..... 58
99 Reddit, Inc., Class A (Interactive Media &
Services)(a) .................. 13
196
Regency Centers Corp. (Retail REITs) ... 15
874
Regions Financial Corp. (Banks) ....... 23

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
51
Reliance, Inc. (Metals & Mining) ...... $ 15
214 Republic Services, Inc., Class A
(Commercial Services & Supplies) . 47
144 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 32
340 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 25
769 Rivian Automotive, Inc., Class A
(Automobiles)(a) .............. 12
751 Robinhood Markets, Inc., Class A (Capital
Markets)(a) .................. 52
571
ROBLOX Corp., Class A (Entertainment)(a) 32
904 Rocket Cos., Inc., Class A (Financial
Services)(a) .................. 13
473
Rocket Lab Corp. (Aerospace & Defense)(a) 30
110 Rockwell Automation, Inc. (Electrical
Equipment) .................. 39
282 Rollins, Inc. (Commercial Services &
Supplies) .................... 15
106
Roper Technologies, Inc. (Software) .... 38
331
Ross Stores, Inc. (Specialty Retail) ..... 72
260 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 72
406 Royalty Pharma PLC, Class A
(Pharmaceuticals) ............. 19
126
RPM International, Inc. (Chemicals) .... 13
313
S&P Global, Inc. (Capital Markets) ..... 133
947
Salesforce, Inc. (Software) ........... 177
342
Samsara, Inc., Class A (Software)(a) .... 11
106 SBA Communications Corp., Class A
(Specialized REITs) ............ 18
221 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 87
671
Sempra (Multi-Utilities) ............. 65
1,054
ServiceNow, Inc. (Software)(a) ........ 110
332
Simon Property Group, Inc. (Retail REITs) 62
1,512
SLB Ltd. ( Energy Equipment & Services) 78
971 Snap, Inc., Class A (Interactive Media &
Services)(a) .................. 4
50
Snap-on, Inc. (Machinery) ........... 18
330
Snowflake, Inc., Class A (IT Services)(a) . 50
1,290 SoFi Technologies, Inc. (Consumer Finance)
(a) ........................ 20
155 Solventum Corp. (Health Care Equipment &
Supplies)(a) .................. 10
218 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 15
1,151 Starbucks Corp. ( Hotels, Restaurants &
Leisure) .................... 103
279
State Street Corp. (Capital Markets) ..... 35
137
Steel Dynamics, Inc. (Metals & Mining) . 25
98 STERIS PLC (Health Care Equipment &
Supplies) .................... 22
256
Strategy, Inc., Class A (Software)(a) ..... 32
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
350 Stryker Corp. (Health Care Equipment &
Supplies) .................... $ 115
123
Sun Communities, Inc. (Residential REITs) 15
413 Sunbelt Rentals Holdings, Inc. (Trading
Companies & Distributors) ....... 26
523 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) 12
363
Synchrony Financial (Consumer Finance) 25
194
Synopsys, Inc. (Software)(a) .......... 77
471 Sysco Corp. ( Consumer Staples Distribution
& Retail) .................... 34
216
T. Rowe Price Group, Inc. (Capital Markets) 19
182 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 36
205 Tapestry, Inc. ( Textiles, Apparel & Luxury
Goods) ..................... 29
211 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 53
446 Target Corp. (Consumer Staples Distribution
& Retail) .................... 54
155 Teradyne, Inc. ( Semiconductors &
Semiconductor Equipment) ....... 46
2,845
Tesla, Inc. (Automobiles)(a) .......... 1,058
915 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 178
61 Texas Pacific Land Corp. ( Oil, Gas &
Consumable Fuels) ............. 29
258
The Allstate Corp. (Insurance) ......... 53
718 The Bank of New York Mellon Corp.
(Capital Markets) .............. 85
232
The Carlyle Group, Inc. (Capital Markets) 11
1,708 The Charles Schwab Corp. (Capital
Markets) .................... 161
273 The Cigna Group (Health Care Providers &
Services) .................... 73
120
The Clorox Co. (Household Products) ... 12
4,118
The Coca-Cola Co. (Beverages) ....... 313
249 The Estee Lauder Cos., Inc., Class A
(Personal Care Products) ........ 18
303 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 256
276 The Hartford Insurance Group, Inc.
(Insurance) .................. 37
145
The Hershey Co. (Food Products) ...... 30
1,004
The Home Depot, Inc. (Specialty Retail) . 330
870
The Kraft Heinz Co. (Food Products) .... 20
587 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 42
394 The PNC Financial Services Group, Inc.
(Banks) ..................... 82
593
The Progressive Corp. (Insurance) ...... 118
233
The Sherwin-Williams Co. (Chemicals) .. 75
1,112
The Southern Co. (Electric Utilities) .... 107
1,126
The TJX Cos., Inc. (Specialty Retail) .... 180
437
The Trade Desk, Inc., Class A (Media) (a) . 10
221
The Travelers Cos., Inc. (Insurance) ..... 64

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,805
The Walt Disney Co. (Entertainment) .... $ 174
1,235 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 90
509 T-Mobile US, Inc. ( Wireless
Telecommunication Services) ..... 107
449
Toast, Inc., Class A (Financial Services)(a) 12
516
Tractor Supply Co. (Specialty Retail) .... 23
114 Tradeweb Markets, Inc., Class A (Capital
Markets) .................... 13
58 TransDigm Group, Inc. (Aerospace &
Defense) .................... 67
190
TransUnion (Professional Services) ..... 13
229
Trimble, Inc. (Software)(a) ........... 15
1,320
Truist Financial Corp. (Banks) ......... 61
151
Twilio, Inc., Class A (IT Services)(a) .... 19
43
Tyler Technologies, Inc. (Software)(a) ... 15
281
Tyson Foods, Inc., Class A (Food Products) 18
1,596
U.S. Bancorp (Banks) ............... 83
1,993 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 143
309
UDR, Inc. ( Residential REITs) ........ 10
44
Ulta Beauty, Inc. (Specialty Retail)(a) ... 23
589 Union Pacific Corp. (Ground
Transportation) ............... 143
80 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 7
748 United Parcel Service, Inc., Class B (Air
Freight & Logistics) ............ 74
63 United Rentals, Inc. (Trading Companies &
Distributors) ................. 46
310 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 77
152 Veeva Systems, Inc., Class A ( Health Care
Technology)(a) ............... 27
471
Ventas, Inc. (Health Care REITs) ....... 39
241 Veralto Corp. (Commercial Services &
Supplies) .................... 21
83
VeriSign, Inc. (IT Services) ........... 21
137 Verisk Analytics, Inc., Class A ( Professional
Services) .................... 26
4,251 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 213
367 Vertiv Holdings Co., Class A (Electrical
Equipment) .................. 92
1,700
Visa, Inc., Class A (Financial Services) .. 514
332 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 50
139 Vulcan Materials Co. (Construction
Materials) ................... 38
247
W.R. Berkley Corp. (Insurance) ........ 16
46 W.W. Grainger, Inc. ( Trading Companies &
Distributors) ................. 50
4,411 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 548
2,380 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 65
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
404 Waste Management, Inc. ( Commercial
Services & Supplies) ........... $ 93
97 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 29
34 Watsco, Inc. (Trading Companies &
Distributors) ................. 12
335
WEC Energy Group, Inc. (Multi-Utilities) 39
3,164
Wells Fargo & Co. (Banks) ........... 252
694
Welltower, Inc. (Health Care REITs) .... 137
71 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 18
340 Western Digital Corp. ( Technology
Hardware, Storage & Peripherals) .. 92
179 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 45
705
Weyerhaeuser Co. (Specialized REITs) .. 17
119
Williams-Sonoma, Inc. (Specialty Retail) . 22
213
Workday, Inc., Class A (Software)(a) .... 28
216
WP Carey, Inc. (Diversified REITs) ..... 15
581
Xcel Energy, Inc. (Electric Utilities) ..... 46
238
Xylem, Inc. (Machinery) ............. 28
273 Yum! Brands, Inc. ( Hotels, Restaurants &
Leisure) .................... 42
49 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 10
164 Zillow Group, Inc., Class C (Real Estate
Management & Development)(a) ... 7
196 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 18
435
Zoetis, Inc., Class A (Pharmaceuticals) ... 51
249 Zoom Communications, Inc., Class A
(Software)(a) ................. 20
101
Zscaler, Inc. (Software)(a) ............ 14
49,579
Uruguay — 0.11%
45
MercadoLibre, Inc. (Broadline Retail)(a) . 78
Total Common Stocks (cost $44,078 ) ... 70,424
Right — 0.00%
Italy — 0.00%
17,280 Telecom Italia SpA, 4/1/26 (Diversified
Telecommunication Services)(a) ... —
Total Right (cost $— ) .............. —

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
As of March 31, 2026 , 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.
Shares Security Description
Value
(000)
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... $ —
Total Warrant (cost $— ) ............ —
Investment Companies — 0.50%
Money Market Funds — 0.50%
155,693 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.53%^^(d) 156
194,583 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.55%(d) .................... 194
Total Investment Companies (cost $350 ) 350
Total Investments (cost $44,428 ) —
100.25% .................... 70,774
Liabilities in excess of other assets —
(0.25)% .................... (176)
Net Assets - 100.00% .............. $ 70,598
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2026.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
64
Shares Security Description
Value
(000)
Common Stocks — 92.97%
Australia — 5.41%
153,655
ANZ Group Holdings Ltd. (Banks) ..... $ 3,863
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 693
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 570
31,893
BHP Group Ltd. (Metals & Mining) ..... 1,154
85,014
BHP Group Ltd. (Metals & Mining) ..... 3,081
43,919
Commonwealth Bank of Australia (Banks) 5,141
100,289
Evolution Mining Ltd. (Metals & Mining) 903
68,557
Goodman Group (Industrial REITs) ..... 1,231
46,309 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 629
7,899
Macquarie Group Ltd. (Capital Markets) . 1,122
174,147
National Australia Bank Ltd. (Banks) .... 5,035
41,245
Qantas Airways Ltd. (Passenger Airlines) . 242
55,092
QBE Insurance Group Ltd. (Insurance) .. 813
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,742
150,128 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 822
198,921
Scentre Group (Retail REITs) ......... 459
15,683
Suncorp Group Ltd. (Insurance) ....... 176
63,839
Wesfarmers Ltd. (Broadline Retail) ..... 3,259
148,167
Westpac Banking Corp. (Banks) ....... 4,093
31,902
WiseTech Global Ltd. (Software) ....... 861
20,060 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 476
35,740
Worley Ltd. (Construction & Engineering) 281
36,646
Austria — 0.43%
23,927
Erste Group Bank AG (Banks)(b) ...... 2,584
4,792
OMV AG (Oil, Gas & Consumable Fuels) 351
2,935
Belgium — 0.57%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,813
3,425
UCB SA (Pharmaceuticals) ........... 1,032
3,845
Canada — 11.07%
5,591
Agnico Eagle Mines Ltd. (Metals & Mining) 1,135
8,453
Alamos Gold, Inc. (Metals & Mining) ... 376
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 2,885
8,987
AltaGas Ltd. (Gas Utilities) ........... 312
45,514
Bank of Montreal (Banks) ............ 6,166
8,013
Barrick Mining Corp. (Metals & Mining) . 328
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 3,465
4,255 Canadian Imperial Bank of Commerce
(Banks) ..................... 403
111,414 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 5,436
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
4,542 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... $ 357
8,782 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 1,181
3,259 CCL Industries, Inc., Class B (Containers &
Packaging)(b) ................ 204
2,442 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 689
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 3,319
835
Constellation Software, Inc. (Software) .. 1,466
11,192
Dollarama, Inc. (Broadline Retail) ...... 1,374
35,512
Emera, Inc. (Electric Utilities) ......... 1,841
7,123 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 386
1,023
Fairfax Financial Holdings Ltd. (Insurance) 1,743
17,917 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 428
5,741
Fortis, Inc. (Electric Utilities) ......... 320
7,691
Franco-Nevada Corp. (Metals & Mining) . 1,905
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies)(a) ......... 1,007
64,358
Great-West Lifeco, Inc. (Insurance) ..... 3,015
12,464
Hydro One Ltd. (Electric Utilities)(b) .... 515
5,430
Intact Financial Corp. (Insurance)(b) .... 984
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 2,180
11,664
Kinross Gold Corp. (Metals & Mining) .. 357
2,505
Lumine Group, Inc. (Software)(a) ...... 40
11,720
Lundin Gold, Inc. (Metals & Mining)(b) . 896
6,201 Magna International, Inc. (Automobile
Components) ................. 346
8,370
Manulife Financial Corp. (Insurance) .... 288
15,818
Methanex Corp. (Chemicals) .......... 943
18,402
National Bank of Canada (Banks) ...... 2,382
3,339
Nutrien Ltd. (Chemicals) ............ 252
1,796
Onex Corp. (Capital Markets) ......... 131
7,732 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 346
66,482
Power Corp. of Canada (Insurance) ..... 3,201
6,978 Primaris Real Estate Investment Trust
(Retail REITs)(a) .............. 87
31,754 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 434
13,991
Royal Bank of Canada (Banks) ........ 2,262
52,851
Shopify, Inc., Class A (IT Services)(a) ... 6,271
52,951
Sun Life Financial, Inc. (Insurance) ..... 3,318
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 380
18,439 Teck Resources Ltd., Class B (Metals &
Mining) ..................... 956
7,299 TFI International, Inc. (Ground
Transportation) ............... 795
10,660
The Bank of Nova Scotia (Banks) ...... 739
14,905
The Toronto-Dominion Bank (Banks) ... 1,392

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
22,457 Thomson Reuters Corp. (Professional
Services) .................... $ 2,027
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 3,716
74,979
Denmark — 1.27%
552 A.P. Moller - Maersk A/S, Class B (Marine
Transportation) ............... 1,379
2,246
DSV A/S (Air Freight & Logistics) ..... 543
7,462
Genmab A/S (Biotechnology)(a)(b) ..... 2,010
127,453 Novo Nordisk A/S, Class B
(Pharmaceuticals) ............. 4,664
8,596
Finland — 0.81%
4,385
Mandatum Oyj (Insurance)(b) ......... 35
145,888
Nokia Oyj (Communications Equipment) . 1,170
178,699
Nordea Bank Abp (Banks) ........... 3,068
3,710
Orion Oyj, Class B (Pharmaceuticals) ... 300
21,925
Sampo Oyj, A Shares (Insurance) ...... 233
30,332 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 356
10,204 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 319
5,481
France — 8.22%
23,348
Air Liquide SA (Chemicals) .......... 4,825
23,149
Airbus SE (Aerospace & Defense) ...... 4,376
47,723
AXA SA (Insurance) ............... 2,193
44,044
BNP Paribas SA (Banks) ............. 4,195
3,697
Cie de Saint-Gobain SA (Building Products) 306
99,973
Credit Agricole SA (Banks) ........... 1,866
1,749
Eiffage SA (Construction & Engineering)(b) 268
25,532
Engie SA (Multi-Utilities) ............ 823
16,219 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 3,779
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 4,648
2,895
L'Oreal SA (Personal Care Products) .... 1,182
4,240 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 2,317
13,788
Pernod Ricard SA (Beverages) ........ 1,025
8,075
Publicis Groupe SA (Media) .......... 668
15,885
Sanofi SA (Pharmaceuticals) .......... 1,534
34,976 Schneider Electric SE (Electrical
Equipment)(b) ................ 9,526
98,039
Societe Generale SA (Banks) ......... 7,158
4,176
Thales SA (Aerospace & Defense) ...... 1,224
23,129 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 2,122
7,086
Unibail-Rodamco-Westfield (Retail REITs) 782
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
22,865
Veolia Environnement SA (Multi-Utilities) $ 871
55,688
Germany — 7.37%
13,053 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 2,112
10,077
Allianz SE, Registered Shares (Insurance) 4,255
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 166
33,975
Commerzbank AG (Banks) ........... 1,239
113,622 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 3,381
21,575
Deutsche Boerse AG (Capital Markets) .. 6,319
60,277
Deutsche Post AG (Air Freight & Logistics) 3,177
128,506 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 4,796
4,918 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure)(a) .............. 428
6,983
GEA Group AG (Machinery) ......... 501
1,115
Hannover Rueck SE (Insurance) ....... 351
13,079 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 1,010
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 3,730
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 1,604
274
Rheinmetall AG (Aerospace & Defense) . 462
36,196
SAP SE (Software) ................. 6,170
4,784 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 1,197
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 6,876
10,988 Siemens Energy AG (Electrical Equipment)
(b) ........................ 1,895
2,498
Symrise AG, Class A (Chemicals)(b) .... 213
49,882
Hong Kong — 1.55%
483,480
AIA Group Ltd. (Insurance) .......... 5,373
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 414
334,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
106,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 607
89,500
CLP Holdings Ltd. (Electric Utilities) ... 843
414,317
Link REIT (Retail REITs) ............ 1,920
76,000
MTR Corp. Ltd. (Ground Transportation) . 311
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(a) .............. —

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
121,391 PCCW Ltd. (Diversified Telecommunication
Services)(b) .................. $ 90
147,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 644
24,000 Swire Pacific Ltd., Class A (Industrial
Conglomerates) ............... 262
10,464
Ireland (Republic of) — 1.06%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,197
280,570
Bank of Ireland Group PLC (Banks) .... 5,090
25,494
Experian PLC (Professional Services) ... 882
7,169
Israel — 0.95%
862
Cyberark Software, Ltd. (Software)(a) ... 39
3,544
Elbit Systems Ltd. (Aerospace & Defense) 2,990
15,573
Monday.com Ltd. (Software)(a) ........ 1,076
76,384 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 2,301
6,406
Italy — 1.76%
11,508
Buzzi SpA (Construction Materials) ..... 582
213,337 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 1,524
73,506
Enel SpA (Electric Utilities)(b) ........ 804
1,561
Ferrari N.V. (Automobiles) ........... 530
69,888
Generali (Insurance) ................ 2,810
157,139
Intesa Sanpaolo SpA (Banks)(b) ....... 950
7,820
Iveco Group N.V. (Machinery) ........ 175
7,356 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 443
9,459
Poste Italiane SpA (Financial Services)(b) 223
92,227
Snam SpA (Gas Utilities) ............ 699
182,090 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 2,082
15,668
UniCredit SpA (Banks) .............. 1,124
11,946
Japan — 18.80%
9,600 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 1,325
6,845
AGC, Inc. (Building Products) ........ 243
23,400
Aisin Corp. (Automobile Components) .. 330
54,600
Ajinomoto Co., Inc. (Food Products) .... 1,544
15,300
Amada Co. Ltd. (Machinery) ......... 216
30,400 Bridgestone Corp. (Automobile
Components) ................. 634
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,063
8,600
Capcom Co. Ltd. (Entertainment) ...... 182
178,200
CyberAgent, Inc. (Media) ............ 1,525
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
26,776 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... $ 488
163,600
Daiichi Life Group, Inc. (Insurance) .... 1,509
66,500
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 1,190
6,395 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 150
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 488
16,700
Denso Corp. (Automobile Components) .. 209
45,300
Eisai Co. Ltd. (Pharmaceuticals) ....... 1,418
1,200
Fast Retailing Co. Ltd. (Specialty Retail) . 474
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 273
25,200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 480
27,000
Fujikura Ltd. (Electrical Equipment) .... 743
109,000
Fujitsu Ltd. (IT Services)(b) .......... 2,229
185,500
Hitachi Ltd. (Industrial Conglomerates) .. 5,442
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 3,589
36,500 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 562
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 1,157
22,100 Isetan Mitsukoshi Holdings Ltd. (Broadline
Retail) ...................... 407
21,000
Isuzu Motors Ltd. (Automobiles) ....... 302
461,585 ITOCHU Corp. (Trading Companies &
Distributors) ................. 5,872
141,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,649
24,900
Japan Post Insurance Co. Ltd. (Insurance)(b) 251
35,900 JX Advanced Metals Corp. (Metals &
Mining) ..................... 796
46,000 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 865
52,200 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 882
202,400 KDDI Corp. (Wireless Telecommunication
Services) .................... 3,447
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 2,171
6,345
Komatsu Ltd. (Machinery) ........... 253
11,600
Kyoto Financial Group, Inc. (Banks) .... 306
1,800 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 401
27,600
M3, Inc. (Health Care Technology) ..... 283
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 2,316
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 5,882
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 949
97,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 2,665
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 7,319

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
263,576 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. $ 10,188
108,300 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 1,155
25,000 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 1,039
10,600
Mizuho Financial Group, Inc. (Banks) ... 429
87,200 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,957
73,500
NEC Corp. (IT Services) ............. 1,829
19,200
Nikon Corp. (Household Durables) ..... 234
5,400
Nintendo Co. Ltd. (Entertainment) ...... 308
6,300
Nippon Sanso Holdings Corp. (Chemicals) 223
154,000
Nippon Steel Corp. (Metals & Mining) .. 568
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 487
910,000 NTT, Inc. (Diversified Telecommunication
Services) .................... 911
10,800
ORIX Corp. (Financial Services) ....... 320
15,600
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 1,107
63,500 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 387
243,800
Rakuten Group, Inc. (Broadline Retail)(a)(b) 1,140
16,100
Ryohin Keikaku Co. Ltd. (Broadline Retail) 344
30,600
SBI Holdings, Inc. (Capital Markets) .... 567
9,600 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 572
35,552
Sekisui House Ltd. (Household Durables) 797
21,700 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 292
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 692
17,700
Shionogi & Co. Ltd. (Pharmaceuticals) .. 392
29,200
Shiseido Co. Ltd. (Personal Care Products) 597
37,800 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 921
38,400
Sompo Holdings, Inc. (Insurance) ...... 1,495
89,300
Sony Group Corp. (Household Durables) . 1,861
15,200
Subaru Corp. (Automobiles) .......... 245
35,700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 2,029
42,444 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,396
9,600 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 272
22,400
The Chiba Bank Ltd. (Banks) ......... 290
29,700
Tokio Marine Holdings, Inc. (Insurance) . 1,394
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 6,560
53,100
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 2,501
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development)(b) .. 219
17,900
Toyota Industries Corp. (Machinery)(a) .. 2,315
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
485,000
Toyota Motor Corp. (Automobiles)(b) ... $ 10,082
20,310 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 787
58,300
Unicharm Corp. (Household Products) ... 342
293,700
Yokohama Financial Group, Inc. (Banks) . 2,622
15,200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 888
17,100
ZOZO, Inc. (Specialty Retail)(b) ....... 120
127,353
Luxembourg — 0.63%
27,423
ArcelorMittal SA (Metals & Mining) .... 1,422
96,377
Tenaris SA (Energy Equipment & Services) 2,817
4,239
Netherlands — 4.01%
57,506
ABN AMRO Bank N.V., Class CV (Banks) 1,823
73,595
Aegon Ltd. (Insurance) .............. 538
22,207
Akzo Nobel N.V. (Chemicals) ......... 1,276
1,819
Argenx SE (Biotechnology)(a) ........ 1,320
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 14,513
4,144
EXOR N.V. (Financial Services) ....... 317
17,315
ING Groep N.V. (Banks) ............. 449
52,086 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 2,425
3,089
Nebius Group N.V., Class A (Software)(a) 321
24,262
Prosus N.V. (Broadline Retail)(a)(b) .... 1,123
11,417 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 462
206,567
Stellantis N.V. (Automobiles) ......... 1,493
11,119 The Magnum Ice Cream Co. N.V. (Food
Products)(a) .................. 163
1,552
Topicus.com, Inc. (Software)(a) ........ 103
11,488
Wolters Kluwer N.V. (Professional Services) 858
27,184
New Zealand — 0.09%
67,210 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 308
6,147
Xero Ltd. (Software)(a) ............. 324
632
Norway — 0.84%
11,596
DNB Bank ASA (Banks) ............ 363
96,198 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 4,101
21,419
Salmar ASA (Food Products) ......... 1,251
5,715
Poland — 0.10%
37,399
InPost SA (Air Freight & Logistics)(a) ... 662

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore — 1.16%
532,772 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... $ 1,028
179,628 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 322
130,600 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 278
63,580
DBS Group Holdings Ltd. (Banks) ..... 2,831
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 248
3,804
Sea Ltd., ADR (Broadline Retail)(a) .... 315
209,400
Sembcorp Industries Ltd. (Multi-Utilities) 1,088
58,700 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 303
18,700
Singapore Exchange Ltd. (Capital Markets) 285
6,600
United Overseas Bank Ltd. (Banks) ..... 189
320,900
Wilmar International Ltd. (Food Products) 964
7,851
South Africa — 0.04%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 46
2,524
Valterra Platinum Ltd. (Metals & Mining) 207
253
Spain — 3.41%
1,698
Acciona SA (Electric Utilities) ........ 446
4,787 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 584
14,510 Aena SME SA (Transportation
Infrastructure)(b) .............. 428
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 13,404
44,082
Banco Santander SA (Banks)(b) ....... 494
28,433
Bankinter SA (Banks) ............... 450
62,673
CaixaBank SA (Banks) .............. 751
264,265
Iberdrola SA (Electric Utilities) ........ 6,049
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 506
23,112
Sweden — 2.48%
1,283
Alleima AB (Metals & Mining) ........ 10
10,590
Assa Abloy AB, Class B (Building Products) 383
90,968
Atlas Copco AB, Class A (Machinery) ... 1,606
59,272
Atlas Copco AB, Class B (Machinery) ... 927
51,812
Essity AB, Class B (Household Products) . 1,336
37,773 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 368
11,977 Securitas AB, Class B (Commercial Services
& Supplies) .................. 201
51,934 Skandinaviska Enskilda Banken AB, Class A
(Banks) ..................... 960
718
Spotify Technology SA (Entertainment)(a) 348
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
32,522
Swedbank AB, Class A (Banks) ........ $ 1,109
152,471 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 3,157
492,259 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 2,523
117,701
Volvo AB, Class B (Machinery) ........ 3,873
16,801
Switzerland — 8.43%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 11,056
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 614
1,044 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 1,836
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,501
13,970
Coca-Cola HBC AG (Beverages)(a) ..... 787
387,007
Glencore PLC (Metals & Mining)(a)(b) .. 2,931
1,769 Helvetia Baloise Holding AG, Registered
Shares (Insurance) ............. 458
4,277 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 2,744
8,432 Medacta Group SA (Health Care Equipment
& Supplies)( d ) ................ 1,594
52,513 Nestle SA, Registered Shares (Food
Products) .................... 5,152
63,879 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 9,808
12,159
Roche Holding AG (Pharmaceuticals) ... 4,854
13,543
Sandoz Group AG (Pharmaceuticals) .... 1,061
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 1,017
191,523
UBS Group AG (Capital Markets) ...... 7,470
3,139
Zurich Insurance Group AG (Insurance)(b) 2,219
57,102
United Kingdom — 11.69%
38,163
3i Group PLC (Capital Markets) ....... 1,244
5,633
Admiral Group PLC (Insurance) ....... 236
21,731
Anglo American PLC (Metals & Mining) . 933
53,176
AstraZeneca PLC (Pharmaceuticals)(b) .. 10,396
153,808
Aviva PLC (Insurance) .............. 1,234
121,738
BAE Systems PLC (Aerospace & Defense) 3,569
70,581
Barclays PLC (Banks)(b) ............ 369
54,861
BP PLC (Oil, Gas & Consumable Fuels) . 429
51,346
British American Tobacco PLC (Tobacco) 2,981
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 385
18,966 Coca-Cola Europacific Partners PLC
(Beverages) .................. 1,720
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 1,924

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
53,540
GSK PLC (Pharmaceuticals) .......... $ 1,475
201,267
Haleon PLC (Pharmaceuticals) ........ 996
223,327
HSBC Holdings PLC (Banks) ......... 3,667
90,451
Imperial Brands PLC (Tobacco) ....... 3,667
242,896
Informa PLC (Media) ............... 2,439
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 866
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 2,156
114,719
Kingfisher PLC (Specialty Retail) ...... 436
134,325
Legal & General Group PLC (Insurance) . 441
114,631
National Grid PLC (Multi-Utilities) ..... 1,935
4,989
Next PLC (Broadline Retail) .......... 843
16,942 Pearson PLC (Diversified Consumer
Services) .................... 223
9,425 Reckitt Benckiser Group PLC (Household
Products) .................... 634
56,944
RELX PLC (Professional Services) ..... 1,865
66,751
Rio Tinto PLC (Metals & Mining) ...... 6,192
122,345 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 1,858
7,432
Severn Trent PLC (Water Utilities)(b) ... 305
290,341
Shell PLC (Oil, Gas & Consumable Fuels) 13,445
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,587
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 370
44,660
SSE PLC (Electric Utilities)(b) ........ 1,544
85,307
St. James's Place PLC (Capital Markets) . 1,346
33,934
The Sage Group PLC (Software) ....... 380
18,373
The Weir Group PLC (Machinery)(b) .... 689
49,420
Unilever PLC (Personal Care Products) .. 2,713
10,568
United Utilities Group PLC (Water Utilities) 184
147,055 Verisure PLC (Commercial Services &
Supplies)(a) .................. 1,526
79,202
United States — 0.82%
7,239
Linde PLC (Chemicals) ............. 3,604
1,896
Palo Alto Networks, Inc. (Software)(a) ... 304
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 399
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 128
17,119 Sunbelt Rentals Holdings, Inc. (Trading
Companies & Distributors) ....... 1,092
5,527
Total Common Stocks (cost $255,256 ) .. 629,670
Shares Security Description
Value
(000)
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... $ —
Total Warrant (cost $— ) ............ —
Investment Companies — 6.05%
International Equity Funds — 5.29%
197,515
iShares Core MSCI EAFE ETF ........ 17,881
279,754
Vanguard FTSE Developed Markets ETF . 17,926
35,807
Money Market Funds — 0.76%
5,147,455 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.55%( e ) .................... 5,148
Total Investment Companies (cost
$29,588 ) ........................ 40,955
Total Investments (cost $284,844 ) —
99.02% ..................... 670,625
Other assets in excess of liabilities —
0.98% ...................... 6,605
Net Assets - 100.00% .............. $ 677,230
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2026.
(d) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager.
(e) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
As of March 31, 2026, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associated, LLC.
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2026 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future ................... 33 6/18/26 $ 4,787 $ 3
$ 4,787 $ 3
Total Unrealized Appreciation ..................... $ 3
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 3
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
71
Shares Security Description
Value
(000)
Common Stocks — 44.67%
Australia — 1.86%
40,282
ANZ Group Holdings Ltd. (Banks) ..... $ 1,013
65,938
APA Group (Gas Utilities) ........... 454
7,386 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 235
9,733
ASX Ltd. (Capital Markets) .......... 353
67,705
BHP Group Ltd. (Metals & Mining) ..... 2,448
26,856 Brambles Ltd. (Commercial Services &
Supplies) .................... 421
5,297 CAR Group Ltd. (Interactive Media &
Services) .................... 85
1,788 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 211
40,121 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 609
22,350
Commonwealth Bank of Australia (Banks) 2,616
9,141
Computershare Ltd. (Professional Services) 180
7,361
CSL Ltd. (Biotechnology) ............ 723
26,611
Evolution Mining Ltd. (Metals & Mining) 240
22,889
Fortescue Ltd. (Metals & Mining) ...... 327
27,140
Goodman Group (Industrial REITs) ..... 487
64,781
Insurance Australia Group Ltd. (Insurance) 328
22,660 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 308
4,825
Macquarie Group Ltd. (Capital Markets) . 685
121,142
Medibank Pvt Ltd. (Insurance) ........ 366
40,932
National Australia Bank Ltd. (Banks) .... 1,184
28,606 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 416
61,869
Origin Energy Ltd. (Electric Utilities) ... 533
758
Pro Medicus Ltd. (Health Care Technology) 62
10,656
Qantas Airways Ltd. (Passenger Airlines) . 63
25,692
QBE Insurance Group Ltd. (Insurance) .. 379
688 REA Group Ltd. (Interactive Media &
Services) .................... 75
4,920
Rio Tinto Ltd. (Metals & Mining) ...... 559
42,764 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 234
70,502
Scentre Group (Retail REITs) ......... 163
2,657 SGH Ltd. (Trading Companies &
Distributors) ................. 76
164,881 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 304
18,022 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 257
59,262
South32 Ltd. (Metals & Mining) ....... 179
33,267
Stockland (Diversified REITs) ......... 100
20,028
Suncorp Group Ltd. (Insurance) ....... 225
156,278 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 576
96,428 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 360
64,991 Transurban Group (Transportation
Infrastructure) ................ 634
51,136
Vicinity Ltd. (Retail REITs)(b) ........ 83
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
4,513 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ $ 127
15,235
Wesfarmers Ltd. (Broadline Retail) ..... 778
45,727
Westpac Banking Corp. (Banks) ....... 1,262
2,630
WiseTech Global Ltd. (Software) ....... 71
25,350 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 602
29,147 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 735
22,126
Austria — 0.08%
1,101
BAWAG Group AG (Banks)(a)(b) ...... 167
4,059
Erste Group Bank AG (Banks)(b) ...... 439
1,928
OMV AG (Oil, Gas & Consumable Fuels) 141
1,676 Raiffeisen Bank International AG (Banks)(a)
(b) ........................ 72
972
Verbund AG (Electric Utilities) ........ 74
893
Belgium — 0.26%
3,986
Ageas SA/N.V. (Insurance)(b) ......... 294
13,142 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 910
569
D'ieteren Group (Distributors) ......... 105
2,022 Elia Group SA/N.V., Class B (Electric
Utilities)(a)(b) ................ 310
260
Financiere de Tubize SA (Pharmaceuticals) 64
2,069 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 188
3,024
KBC Group N.V. (Banks) ............ 370
20
Lotus Bakeries N.V. (Food Products)(b) .. 225
221
Sofina SA (Financial Services) ........ 54
955
Syensqo SA (Chemicals) ............. 56
1,696
UCB SA (Pharmaceuticals) ........... 511
3,087
Canada — 1.77%
10,702
Agnico Eagle Mines Ltd. (Metals & Mining) 2,173
2,420 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 137
7,932
AltaGas Ltd. (Gas Utilities) ........... 275
48,843
Barrick Mining Corp. (Metals & Mining) . 1,996
15,764 BCE, Inc. (Diversified Telecommunication
Services) .................... 398
47,651
Brookfield Corp. (Capital Markets) ..... 1,931
403 Canadian Imperial Bank of Commerce
(Banks) ..................... 38
27,163 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 2,138
1,548 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 208
9,407 Canadian Utilities Ltd., Class A (Multi-
Utilities) .................... 330

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,384 CCL Industries, Inc., Class B (Containers &
Packaging)(b) ................ $ 87
7,941 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 2,240
1,756
CGI, Inc. (IT Services) .............. 128
2,050
Dollarama, Inc. (Broadline Retail) ...... 252
2,034 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 44
7,618
Emera, Inc. (Electric Utilities) ......... 395
9,790 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 351
4,407 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 239
97
Fairfax Financial Holdings Ltd. (Insurance) 165
703 FirstService Corp., Class WI (Real Estate
Management & Development) ..... 98
6,738
Fortis, Inc. (Electric Utilities) ......... 376
3,714 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 262
4,550 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 190
7,454
Great-West Lifeco, Inc. (Insurance) ..... 349
8,906
Hydro One Ltd. (Electric Utilities)(b) .... 368
1,282
Intact Financial Corp. (Insurance)(b) .... 232
4,727 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 183
6,681 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 305
4,518 Metro, Inc., Class A (Consumer Staples
Distribution & Retail) ........... 309
547
National Bank of Canada (Banks) ...... 71
3,160 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 141
6,183
Power Corp. of Canada (Insurance) ..... 298
8,001 Rogers Communications, Inc., Class
B (Wireless Telecommunication
Services) .................... 308
7,004
Saputo, Inc. (Food Products)(b) ........ 219
20,038
Shopify, Inc., Class A (IT Services)(a) ... 2,377
1,162
Sun Life Financial, Inc. (Insurance) ..... 73
2,530 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 158
26,912 TELUS Corp. (Diversified
Telecommunication Services) ..... 346
1,291
The Bank of Nova Scotia (Banks) ...... 90
617
The Toronto-Dominion Bank (Banks) ... 58
2,845 Thomson Reuters Corp. (Professional
Services) .................... 257
8,297
TMX Group Ltd. (Capital Markets) ..... 294
784 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 110
20,997
Chile — 0.02%
5,388
Antofagasta PLC (Metals & Mining) .... 242
Shares Security Description
Value
(000)
Common Stocks (continued)
China — 0.01%
36,400 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. $ 108
Czech Republic — 0.01%
2,574
CSG NV (Aerospace & Defense)(a) ..... 69
Denmark — 1.01%
40 A.P. Moller - Maersk A/S, Class A (Marine
Transportation) ............... 98
54 A.P. Moller - Maersk A/S, Class B (Marine
Transportation)^ ............... 135
2,851
Carlsberg A/S, Class B (Beverages) ..... 354
4,442 Coloplast A/S, Class B (Health Care
Equipment & Supplies) ......... 303
8,837
Danske Bank A/S (Banks) ............ 436
1,434 Demant A/S (Health Care Equipment &
Supplies)^(a) ................. 43
2,694
DSV A/S (Air Freight & Logistics) ..... 651
804
Genmab A/S (Biotechnology)(a)(b) ..... 217
131,750
Novo Nordisk A/S, ADR (Pharmaceuticals) 4,842
89,202 Novo Nordisk A/S, Class B
(Pharmaceuticals) ............. 3,264
7,282
Novonesis Novozymes B (Chemicals) ... 433
10,161 Orsted A/S (Independent Power and
Renewable Electricity Producers)(a)(b) 252
1,041 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 74
4,504 ROCKWOOL A/S, Class B (Building
Products) .................... 125
16,790
Tryg A/S (Insurance)(b) ............. 400
13,328 Vestas Wind Systems A/S (Electrical
Equipment) .................. 402
12,029
Finland — 0.52%
5,930 Elisa Oyj (Diversified Telecommunication
Services) .................... 289
5,923
Fortum Oyj (Electric Utilities)^ ........ 151
10,641 Kesko Oyj, Class B (Consumer Staples
Distribution & Retail) ........... 236
5,395
Kone Oyj, Class B (Machinery) ........ 344
8,735
Metso Oyj (Machinery)(b) ........... 151
5,571
Neste Oyj (Oil, Gas & Consumable Fuels) 181
70,767
Nokia Oyj (Communications Equipment) . 568
41,230
Nordea Bank Abp (Banks) ........... 710
2,700
Orion Oyj, Class B (Pharmaceuticals) ... 218
259,515
Sampo Oyj, A Shares (Insurance) ...... 2,760
7,635 Stora Enso Oyj, Class R (Paper & Forest
Products)^ ................... 90
6,919 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 217
6,634
Wartsila Oyj Abp (Machinery) ......... 247
6,162

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France — 5.50%
2,562
Accor SA (Hotels, Restaurants & Leisure) $ 123
811 Aeroports de Paris SA (Transportation
Infrastructure) ................ 99
7,732
Air Liquide SA (Chemicals) .......... 1,598
7,911
Airbus SE (Aerospace & Defense) ...... 1,496
4,565
Alstom SA (Machinery)(a) ........... 131
889
Amundi SA (Capital Markets)(b) ....... 76
22,511
AXA SA (Insurance) ............... 1,034
4,535
Ayvens SA (Ground Transportation)(b) .. 53
3,544 BioMerieux (Health Care Equipment &
Supplies) .................... 379
13,442
BNP Paribas SA (Banks) ............. 1,280
59,702
Bollore SE (Oil, Gas & Consumable Fuels) 341
5,606
Bouygues SA (Construction & Engineering) 325
10,349
Bureau Veritas SA (Professional Services) 310
2,032
Capgemini SE (IT Services) .......... 240
30,643 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 568
27,450
Cie de Saint-Gobain SA (Building Products) 2,273
11,392 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 390
2,775
Covivio SA (Diversified REITs) ....... 166
17,541
Credit Agricole SA (Banks) ........... 327
13,931
Danone SA (Food Products) .......... 1,113
987 Dassault Aviation SA (Aerospace &
Defense)(b) .................. 367
123,741
Dassault Systemes SE (Software) ...... 2,504
4,061
Edenred SE (Financial Services) ....... 81
904
Eiffage SA (Construction & Engineering)(b) 139
38,228
Engie SA (Multi-Utilities) ............ 1,232
11,917 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 2,776
11,438 FDJ UNITED (Hotels, Restaurants &
Leisure)^ .................... 337
2,884
Gecina SA (Office REITs)(b) .......... 227
21,392
Getlink SE (Transportation Infrastructure) 461
423 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 801
33,932 Hermes International SCA, ADR (Textiles,
Apparel & Luxury Goods) ....... 6,438
1,799
Ipsen SA (Pharmaceuticals) ........... 336
981 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 298
11,404
Klepierre SA (Retail REITs) .......... 428
16,454
Legrand SA (Electrical Equipment) ..... 2,556
8,130
L'Oreal SA (Personal Care Products) .... 3,319
64,800 LVMH Moet Hennessy Louis Vuitton SE,
ADR (Textiles, Apparel & Luxury
Goods) ..................... 7,080
6,962 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 3,805
47,669 Orange SA (Diversified Telecommunication
Services)(b) .................. 977
2,650
Pernod Ricard SA (Beverages) ........ 197
3,001
Publicis Groupe SA (Media) .......... 248
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
2,524
Renault SA (Automobiles) ........... $ 87
2,932 Rexel SA (Trading Companies &
Distributors) ................. 116
4,739
Safran SA (Aerospace & Defense) ...... 1,551
41,682
Sanofi SA (Pharmaceuticals) .......... 4,024
384 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 75
14,855 Schneider Electric SE (Electrical
Equipment)(b) ................ 4,045
9,182
Societe Generale SA (Banks) ......... 670
8,282
Sodexo SA (Hotels, Restaurants & Leisure) 425
2,100
Thales SA (Aerospace & Defense) ...... 615
57,818 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 5,307
1,598
Unibail-Rodamco-Westfield (Retail REITs) 176
8,488
Veolia Environnement SA (Multi-Utilities) 323
6,634
Vinci SA (Construction & Engineering) .. 996
65,339
Germany — 3.33%
2,297 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 372
5,083
Allianz SE, Registered Shares (Insurance) 2,147
11,905
BASF SE (Chemicals) .............. 733
13,100 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 606
3,753 Bayerische Motoren Werke AG
(Automobiles) ................ 347
773 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 71
4,550
Beiersdorf AG (Personal Care Products) .. 409
3,003 Brenntag SE (Trading Companies &
Distributors) ................. 203
9,840
Commerzbank AG (Banks) ........... 359
1,450
Continental AG (Automobile Components) 101
2,492 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 146
6,241
Daimler Truck Holding AG (Machinery) . 307
2,889 Delivery Hero SE, Class A (Hotels,
Restaurants & Leisure)(a)(b) ...... 54
24,399 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 726
3,780
Deutsche Boerse AG (Capital Markets) .. 1,107
7,721 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 66
12,391
Deutsche Post AG (Air Freight & Logistics) 653
59,088 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 2,205
2,724 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles)^ .......... 125
50,340
E.ON SE (Multi-Utilities) ............ 1,102
3,179
Evonik Industries AG (Chemicals) ...... 62
6,998 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 317

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
9,124 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... $ 474
4,304
GEA Group AG (Machinery) ......... 309
1,748
Hannover Rueck SE (Insurance) ....... 549
1,765 Heidelberg Materials AG (Construction
Materials)(b) ................. 372
1,357 Henkel AG & Co. KGaA (Household
Products) .................... 97
6,535 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 505
837
Hensoldt AG (Aerospace & Defense) .... 74
203 HOCHTIEF AG (Construction &
Engineering) ................. 92
60,535 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 2,746
952
Knorr-Bremse AG (Machinery) ........ 109
4,634 LEG Immobilien SE (Real Estate
Management & Development) ..... 302
9,623
Mercedes-Benz Group AG (Automobiles) 591
3,320
Merck KGaA (Pharmaceuticals) ....... 421
709 MTU Aero Engines AG (Aerospace &
Defense) .................... 259
1,968 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 1,243
737
Nemetschek SE (Software) ........... 55
3,855 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 141
197
Rational AG (Machinery) ............ 144
1,808
Rheinmetall AG (Aerospace & Defense) . 3,049
14,017 RWE AG (Independent Power and
Renewable Electricity Producers) .. 943
25,304
SAP SE (Software) ................. 4,315
344 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 86
4,183 Scout24 SE (Interactive Media & Services)
(b) ........................ 323
18,270 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 4,451
22,260 Siemens Energy AG (Electrical Equipment)
(b) ........................ 3,839
7,884 Siemens Healthineers AG (Health Care
Equipment & Supplies)(b) ....... 337
5,794
Symrise AG, Class A (Chemicals)(b) .... 495
1,196
Talanx AG (Insurance) .............. 148
2,711 Volkswagen AG, Preference Shares
(Automobiles) ................ 277
19,533 Vonovia SE (Real Estate Management &
Development) ................ 488
3,202
Zalando SE (Specialty Retail)(a)(b) ..... 78
39,530
Guernsey — 0.07%
807,069 Chrysalis Investments Ltd. (Financial
Services)(a)(b) ................ 881
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong — 0.81%
354,918
AIA Group Ltd. (Insurance) .......... $ 3,945
48,695
BOC Hong Kong Holdings Ltd. (Banks) . 269
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
25,200 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 144
35,410 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 272
27,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 216
35,719
CLP Holdings Ltd. (Electric Utilities) ... 336
792 Futu Holdings Ltd., ADR (Capital Markets)
(a)(b) ...................... 108
26,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 118
18,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 70
167,550 HKT Trust & HKT Ltd., Class SS
(Diversified Telecommunication
Services)(b) .................. 262
252,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 229
16,100 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 812
27,040 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 211
3,700 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 266
36,106
Link REIT (Retail REITs) ............ 167
30,000
MTR Corp. Ltd. (Ground Transportation) . 123
39,368 Power Assets Holdings Ltd. (Electric
Utilities) .................... 307
33,947
Prudential PLC (Insurance) ........... 472
99,328 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 145
18,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 79
19,360 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 322
11,430 Swire Pacific Ltd., Class A (Industrial
Conglomerates) ............... 125
20,000
Techtronic Industries Co. Ltd. (Machinery) 266
13,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 36
155,856
WH Group Ltd. (Food Products)(b) ..... 205
23,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 67
9,572
Ireland (Republic of) — 1.04%
14,008 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,922
4,032 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 553

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
28,160
AIB Group PLC (Banks)(b) .......... $ 301
12,694
Bank of Ireland Group PLC (Banks) .... 230
18,626
CRH PLC (Construction Materials) ..... 1,958
78,555
Experian PLC (Professional Services) ... 2,716
2,167 Kerry Group PLC, Class A (Food Products)
(b) ........................ 173
2,032
Kingspan Group PLC (Building Products) 174
11,184 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 315
34,019 Ryanair Holdings PLC, ADR (Passenger
Airlines) .................... 1,966
9,616 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 2,010
12,318
Israel — 0.47%
818 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 110
16,471
Bank Hapoalim BM (Banks) .......... 387
19,675
Bank Leumi Le-Israel BM, Class IS (Banks) 440
1,854 Check Point Software Technologies Ltd.
(Software)(a) ................. 265
628
Elbit Systems Ltd. (Aerospace & Defense) 530
35,264
ICL Group Ltd. (Chemicals) .......... 182
1
Isracard Ltd. (Consumer Finance) ...... —
16,027
Israel Discount Bank Ltd., Class A (Banks) 162
2,038
Mizrahi Tefahot Bank Ltd. (Banks) ..... 149
596
Monday.com Ltd. (Software)(a) ........ 41
1,472
Nice Ltd. (Software)(a) .............. 162
616 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 272
2,985
Phoenix Financial Ltd. (Insurance) ..... 160
65,565 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(a) ........... 1,969
15,376 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 463
1,513 Tower Semiconductor Ltd. (Semiconductors
& Semiconductor Equipment)(a) ... 268
5,560
Italy — 1.77%
3,207 Banca Mediolanum SpA (Financial
Services) .................... 65
25,980 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 227
14,965
Banco BPM SpA (Banks) ............ 208
19,242
BPER Banca SPA (Banks) ........... 252
971
Buzzi SpA (Construction Materials) ..... 49
37,178 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 265
335,743
Enel SpA (Electric Utilities)(b) ........ 3,671
34,455
Eni SpA (Oil, Gas & Consumable Fuels) . 979
6,072
Ferrari N.V. (Automobiles) ........... 2,055
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
1,686
Ferrari N.V. (Automobiles) ........... $ 572
8,403
FinecoBank Banca Fineco SpA (Banks) .. 187
13,919
Generali (Insurance) ................ 560
23,339 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)^(b) ................. 186
522,919
Intesa Sanpaolo SpA (Banks)(b) ....... 3,162
8,367
Italgas SpA (Gas Utilities)(b) ......... 97
5,339
Leonardo SpA (Aerospace & Defense) ... 363
4,190 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 252
10,705
Poste Italiane SpA (Financial Services)(b) 252
23,198
Prysmian SpA (Electrical Equipment) ... 2,741
4,635 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 265
62,479
Snam SpA (Gas Utilities) ............ 473
78,819 Telecom Italia SpA (Diversified
Telecommunication Services) ..... 65
257,188 Telecom Italia SpA/Milano (Diversified
Telecommunication Services) ..... 181
43,068 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 493
44,971
UniCredit SpA (Banks) .............. 3,226
4,712
Unipol Assicurazioni SpA (Insurance) ... 109
20,955
Japan — 8.07%
10,200 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 1,408
49,600 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 593
4,465
AGC, Inc. (Building Products) ........ 158
6,500
Aisin Corp. (Automobile Components) .. 92
17,300
Ajinomoto Co., Inc. (Food Products) .... 489
14,300
ANA Holdings, Inc. (Passenger Airlines)(b) 256
40,500
Asahi Group Holdings Ltd. (Beverages)(b) 405
27,110
Asahi Kasei Corp. (Chemicals) ........ 265
9,200 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 247
38,190
Astellas Pharma, Inc. (Pharmaceuticals)^ . 623
11,000 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 271
18,020 Bridgestone Corp. (Automobile
Components) ................. 375
50,189 Broadmedia Corp. (Diversified
Telecommunication Services) ..... 704
43,400
Calbee, Inc. (Food Products) .......... 845
11,447 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 318
4,600
Capcom Co. Ltd. (Entertainment)^ ..... 97
17,000 Central Japan Railway Co. (Ground
Transportation) ............... 442
18,800 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 310

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
11,200 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. $ 618
8,578 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 157
4,300
Daifuku Co. Ltd. (Machinery) ......... 152
46,300
Daiichi Life Group, Inc. (Insurance) .... 427
24,200
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 433
3,500
Daikin Industries Ltd. (Building Products) 420
17,935 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development)^ 420
11,630 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development)^ .... 365
17,600 Daiwa Securities Group, Inc. (Capital
Markets) .................... 167
23,100
Denso Corp. (Automobile Components) .. 290
1,200 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 489
23,700 East Japan Railway Co. (Ground
Transportation) ............... 542
6,300
Ebara Corp. (Machinery) ............ 178
45,372 Eiken Chemical Co. Ltd. (Health Care
Equipment & Supplies) ......... 890
8,900
Eisai Co. Ltd. (Pharmaceuticals)^ ...... 279
35,778 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 322
12,300
FANUC Corp. (Machinery) ........... 429
2,500
Fast Retailing Co. Ltd. (Specialty Retail) . 988
1,900
Fuji Electric Co. Ltd. (Electrical Equipment) 133
2,215
Fuji Media Holdings, Inc. (Media) ...... 57
14,730 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 281
20,400
Fujikura Ltd. (Electrical Equipment) .... 561
23,700
Fujitsu Ltd. (IT Services)(b) .......... 485
52,100 GungHo Online Entertainment, Inc.
(Entertainment) ............... 808
11,300 Hankyu Hanshin Holdings, Inc. (Ground
Transportation)^ ............... 327
104,378 Helios Techno Holding Co. Ltd. (Electrical
Equipment) .................. 752
600 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 152
132,300
Hitachi Ltd. (Industrial Conglomerates) .. 3,880
49,462
Honda Motor Co. Ltd. (Automobiles)^ ... 400
4,500 Hoya Corp. (Health Care Equipment &
Supplies) .................... 780
20,900 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 244
3,200 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components)^ ..... 160
16,895 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 166
14,000
IHI Corp. (Machinery) .............. 289
62,600
Ines Corp. (IT Services) ............. 773
11,700
Inpex Corp. (Oil, Gas & Consumable Fuels) 346
101,208 Inter Action Corp. (Semiconductors &
Semiconductor Equipment) ....... 870
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
7,070
Isuzu Motors Ltd. (Automobiles) ....... $ 102
79,690 ITOCHU Corp. (Trading Companies &
Distributors) ................. 1,014
12,000 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 196
13,100 Japan Exchange Group, Inc. (Capital
Markets) .................... 153
23,600
Japan Post Bank Co. Ltd. (Banks)(b) .... 385
24,160
Japan Post Holdings Co. Ltd. (Insurance)(b) 279
6,900
Japan Post Insurance Co. Ltd. (Insurance)(b) 70
19,927
Japan Tobacco, Inc. (Tobacco) ......... 765
11,900
JFE Holdings, Inc. (Metals & Mining)^(b) 140
7,400 JX Advanced Metals Corp. (Metals &
Mining) ..................... 164
5,600
Kajima Corp. (Construction & Engineering) 214
12,900
Kao Corp. (Personal Care Products) ..... 502
10,000 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 188
4,600 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation)^ ............... 78
55,400 KDDI Corp. (Wireless Telecommunication
Services) .................... 944
2,600 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 925
8,700
Kikkoman Corp. (Food Products) ...... 79
2,500 Kioxia Holdings Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 327
28,310
Kirin Holdings Co. Ltd. (Beverages) .... 451
13,600 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 294
159,600 Kokuyo Co. Ltd. (Commercial Services &
Supplies) .................... 866
12,690
Komatsu Ltd. (Machinery) ........... 505
1,900
Konami Group Corp. (Entertainment) ... 235
12,800
Kubota Corp. (Machinery) ........... 205
16,980 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 260
17,200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 282
1,100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 245
60,972
LIFENET INSURANCE Co. (Insurance)(a) 782
115,000
LY Corp. (Interactive Media & Services) . 277
16,500
M3, Inc. (Health Care Technology) ..... 170
2,900
Makita Corp. (Machinery) ........... 95
18,871 Marubeni Corp. (Trading Companies &
Distributors) ................. 690
15,500 Maruzen Showa Unyu Co. Ltd. (Ground
Transportation) ............... 810
18,300 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail)^ .... 291
5,100
MINEBEA MITSUMI, Inc. (Machinery) . 85
16,810 Mitsubishi Chemical Group Corp.
(Chemicals)^ ................. 98
43,120 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 1,479

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
25,390 Mitsubishi Electric Corp. (Electrical
Equipment) .................. $ 831
14,100 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 391
19,300 Mitsubishi HC Capital, Inc. (Financial
Services)^ ................... 173
42,570 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 1,170
150,482 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 2,547
32,832 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 1,269
34,900 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 372
7,400 Mitsui OSK Lines Ltd. (Marine
Transportation)^ ............... 307
33,352
Mizuho Financial Group, Inc. (Banks) ... 1,350
20,400 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 221
17,300 MS&AD Insurance Group Holdings, Inc.
(Insurance)^ ................. 451
22,400 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 503
92,793
Nakano Corp. (Construction & Engineering) 782
17,250
NEC Corp. (IT Services) ............. 429
7,000
Nexon Co. Ltd. (Entertainment) ....... 132
11,000
NIDEC Corp. (Electrical Equipment)(a) .. 140
14,800
Nintendo Co. Ltd. (Entertainment) ...... 845
460
Nippon Building Fund, Inc. (Office REITs) 386
30,100 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 188
2,200
Nippon Sanso Holdings Corp. (Chemicals)^ 78
87,400
Nippon Steel Corp. (Metals & Mining)^ .. 322
8,400
Nippon Yusen KK (Marine Transportation)^ 308
29,400
Nissan Motor Co. Ltd. (Automobiles)(a) . 64
131,850
Nissan Shatai Co. Ltd. (Automobiles) ... 805
20,000
Nitori Holdings Co. Ltd. (Specialty Retail)^ 318
8,900
Nitto Denko Corp. (Chemicals) ........ 178
39,600
Nomura Holdings, Inc. (Capital Markets) . 312
10,120 Nomura Research Institute Ltd. (IT
Services) .................... 277
57,100
Noritz Corp. (Household Durables) ..... 840
675,100 NTT, Inc. (Diversified Telecommunication
Services)^ ................... 676
10,300 Obayashi Corp. (Construction &
Engineering) ................. 250
17,200
Obic Co. Ltd. (IT Services)^ .......... 417
20,100 Olympus Corp. (Health Care Equipment &
Supplies)^ ................... 192
5,300
Oracle Corp. Japan (Software) ......... 288
26,200 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 446
15,600
ORIX Corp. (Financial Services) ....... 463
9,045
Osaka Gas Co. Ltd. (Gas Utilities) ...... 366
15,800
Otsuka Corp. (IT Services) ........... 302
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
8,500
Otsuka Holdings Co. Ltd. (Pharmaceuticals) $ 604
47,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 287
31,300 Panasonic Holdings Corp. (Household
Durables) ................... 525
20,100
Rakuten Group, Inc. (Broadline Retail)(a)(b) 94
18,700 Recruit Holdings Co. Ltd. (Professional
Services) .................... 815
23,900 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 342
27,385
Resona Holdings, Inc. (Banks) ........ 312
12,900
Ryohin Keikaku Co. Ltd. (Broadline Retail) 275
12,000
Sanrio Co. Ltd. (Specialty Retail) ...... 75
7,400
SBI Holdings, Inc. (Capital Markets)^ ... 137
2,200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 131
11,300 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 431
9,100 Seibu Holdings, Inc. (Ground
Transportation)^ ............... 254
9,800 Sekisui Chemical Co. Ltd. (Industrial
Conglomerates)^ .............. 164
10,025
Sekisui House Ltd. (Household Durables) 225
39,090 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 526
31,300 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 292
7,800 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 186
2,500
Shimano, Inc. (Leisure Products) ....... 261
6,500 Shimizu Corp. (Construction &
Engineering) ................. 117
22,525
Shin-Etsu Chemical Co. Ltd. (Chemicals) 917
18,700
Shionogi & Co. Ltd. (Pharmaceuticals) .. 413
10,600
Shiseido Co. Ltd. (Personal Care Products) 216
800
SMC Corp. (Machinery) ............. 315
80,900
SMS Co. Ltd. (Professional Services) ... 856
596,740 SoftBank Corp. (Wireless
Telecommunication Services) ..... 799
49,400 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 1,203
11,980
Sompo Holdings, Inc. (Insurance) ...... 466
82,500 Sony Financial Group, Inc. (Financial
Services)^ ................... 76
182,000
Sony Group Corp. (Household Durables) . 3,793
50,507 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 805
7,754
Subaru Corp. (Automobiles)^ ......... 125
74,900 Sugimura Warehouse Co. Ltd. (Commercial
Services & Supplies) ........... 490
14,340 Sumitomo Corp. (Trading Companies &
Distributors) ................. 537
9,620 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 547

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,400 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... $ 198
48,809 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,605
8,500
Sumitomo Mitsui Trust Group, Inc. (Banks) 271
8,200 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 233
17,700 Sun Corp. (Technology Hardware, Storage
& Peripherals) ................ 923
10,600
Suntory Beverage & Food Ltd. (Beverages) 300
20,800
Suzuki Motor Corp. (Automobiles) ..... 254
276,877 Synchro Food Co. Ltd. (Interactive Media &
Services) .................... 740
20,700 Sysmex Corp. (Health Care Equipment &
Supplies)^ ................... 181
6,100
T&D Holdings, Inc. (Insurance) ....... 156
2,050
Taisei Corp. (Construction & Engineering) 212
28,045 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 1,032
26,200 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 340
17,600 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 236
7,400
The Chiba Bank Ltd. (Banks)^ ........ 96
14,610 The Kansai Electric Power Co., Inc.
(Electric Utilities)^ ............. 243
12,000
TIS, Inc. (IT Services)^ ............. 257
32,000
Toho Co. Ltd. (Entertainment) ......... 336
24,220
Tokio Marine Holdings, Inc. (Insurance) . 1,137
5,980 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 1,486
8,300
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 391
28,000 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 287
27,000
Tokyu Corp. (Ground Transportation)^ ... 319
3,100 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 82
18,300
Toray Industries, Inc. (Chemicals) ...... 130
600
Toyota Industries Corp. (Machinery)(a) .. 78
126,500
Toyota Motor Corp. (Automobiles)(b) ... 2,629
9,100 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 353
3,300
Trend Micro, Inc. (Software) .......... 110
19,400 Tsuruha Holdings, Inc. (Consumer Staples
Distribution & Retail) ........... 304
60,000
Unicharm Corp. (Household Products) ... 351
173,483 Wacom Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 841
16,300 West Japan Railway Co. (Ground
Transportation)^(b) ............ 321
12,000
Yamaha Motor Co. Ltd. (Automobiles) .. 87
3,000 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 93
13,600
Yokohama Financial Group, Inc. (Banks) . 121
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,800 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... $ 222
41,900
ZOZO, Inc. (Specialty Retail)^(b) ...... 293
95,821
Luxembourg — 0.06%
5,704
ArcelorMittal SA (Metals & Mining) .... 296
3,020 CVC Capital Partners PLC (Capital
Markets)(b) .................. 39
3,545 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 259
4,924
Tenaris SA (Energy Equipment & Services) 144
738
Macau — 0.01%
31,860 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 68
Mexico — 0.01%
2,935
Fresnillo PLC (Metals & Mining) ...... 130
Netherlands — 1.92%
7,916
ABN AMRO Bank N.V., Class CV (Banks) 251
332
Adyen N.V. (Financial Services)(a)(b) ... 332
17,248
Aegon Ltd. (Insurance) .............. 126
2,746
Akzo Nobel N.V. (Chemicals) ......... 158
3,534
Argenx SE (Biotechnology)(a) ........ 2,564
619 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 469
6,781 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 9,017
4,532
ASR Nederland N.V. (Insurance)(b) ..... 312
966 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 207
3,578
Euronext N.V. (Capital Markets)(b) ..... 575
1,212
EXOR N.V. (Financial Services) ....... 93
7,973
Ferrovial SE (Construction & Engineering) 519
5,537
Heineken Holding N.V. (Beverages) .... 394
7,947
Heineken N.V. (Beverages) ........... 611
38,971
ING Groep N.V. (Banks) ............. 1,011
2,266
JDE Peet's N.V. (Food Products) ....... 84
21,189 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 986
136,431 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 760
12,478 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 341
2,797
Nebius Group N.V., Class A (Software)(a) 290
86
Nebius Group N.V., Class A (Software)(a) 9
7,066
NN Group N.V. (Insurance) ........... 552
33,030
Prosus N.V. (Broadline Retail)(a)(b) .... 1,529
10,442 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 423

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
1,494
Randstad N.V. (Professional Services) ... $ 39
27,282
Stellantis N.V. (Automobiles) ......... 197
6,478 The Magnum Ice Cream Co. N.V. (Food
Products)(a) .................. 95
19,110 Universal Music Group N.V.
(Entertainment) ............... 371
6,088
Wolters Kluwer N.V. (Professional Services) 454
22,769
New Zealand — 0.05%
22,055 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 101
11,051
Contact Energy Ltd. (Electric Utilities) .. 59
7,746 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 168
12,202
Infratil Ltd. (Financial Services) ....... 82
17,810 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 57
2,324
Xero Ltd. (Software)(a) ............. 123
590
Norway — 0.20%
4,126 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 153
11,923
DNB Bank ASA (Banks) ............ 373
10,265 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 438
5,598
Gjensidige Forsikring ASA (Insurance) .. 146
5,790 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 247
8,721
Mowi ASA (Food Products)(b) ........ 198
18,219
Norsk Hydro ASA (Metals & Mining) ... 194
19,153
Orkla ASA (Food Products) .......... 242
936
Salmar ASA (Food Products) ......... 55
13,813 Telenor ASA (Diversified
Telecommunication Services) ..... 243
2,201
Yara International ASA (Chemicals) .... 129
2,418
Poland — 0.01%
3,530
InPost SA (Air Freight & Logistics)(a) ... 62
Portugal — 0.05%
98,783 Banco Comercial Portugues SA, Class R
(Banks)(b) ................... 96
42,598
EDP SA (Electric Utilities)(b) ......... 226
5,453 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 131
3,733 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 89
542
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore — 0.78%
135,738 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... $ 262
209,564 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 375
31,300 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 67
28,404
DBS Group Holdings Ltd. (Banks) ..... 1,265
561,402 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 2,055
19,300
Keppel Ltd. (Industrial Conglomerates) .. 178
45,137 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 773
26,231
Sea Ltd., ADR (Broadline Retail)(a) .... 2,173
11,800
Sembcorp Industries Ltd. (Multi-Utilities) 61
28,700 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 148
21,600
Singapore Exchange Ltd. (Capital Markets) 329
30,800 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 262
130,040 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 500
16,600
United Overseas Bank Ltd. (Banks) ..... 475
101,300
Wilmar International Ltd. (Food Products) 304
9,227
South Korea — 0.18%
736 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals)(b) ................ 2,128
Spain — 1.21%
327
Acciona SA (Electric Utilities) ........ 86
2,746 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 335
13,935 Aena SME SA (Transportation
Infrastructure)(b) .............. 411
6,045 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 346
76,310 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,648
66,196
Banco de Sabadell SA (Banks) ........ 237
195,648
Banco Santander SA (Banks)(b) ....... 2,193
8,877
Bankinter SA (Banks) ............... 141
51,342
CaixaBank SA (Banks) .............. 615
11,297 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 363
4,077 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 65
11,036
Endesa SA (Electric Utilities) ......... 460
3,925
Grifols SA (Biotechnology) ........... 41
98,346
Iberdrola SA (Electric Utilities) ........ 2,251
991
Indra Sistemas SA (IT Services) ....... 55

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
48,105 Industria de Diseno Textil SA (Specialty
Retail) ...................... $ 2,800
13,081
Mapfre SA (Insurance) .............. 58
14,695
Naturgy Energy Group SA (Gas Utilities) . 440
27,919
Redeia Corp. SA (Electric Utilities) ..... 473
25,917
Repsol SA (Oil, Gas & Consumable Fuels) 730
139,204 Telefonica SA (Diversified
Telecommunication Services) ..... 609
14,357
Sweden — 1.19%
3,423 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 118
3,805
Alfa Laval AB (Machinery) .......... 208
13,444
Assa Abloy AB, Class B (Building Products) 486
35,736
Atlas Copco AB, Class A (Machinery) ... 631
20,660
Atlas Copco AB, Class B (Machinery) ... 323
5,609 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 78
3,752
Boliden AB (Metals & Mining)(a) ...... 197
8,882
Epiroc AB, Class A (Machinery) ....... 219
5,348
Epiroc AB, Class B (Machinery) ....... 115
6,507
EQT AB (Capital Markets) ........... 202
15,624
Essity AB, Class B (Household Products)^ 403
4,395 Evolution AB (Hotels, Restaurants &
Leisure)(b) .................. 276
9,317 Fastighets AB Balder, Class B (Real Estate
Management & Development)(a) ... 55
10,540 H & M Hennes & Mauritz AB, Class B
(Specialty Retail) .............. 198
27,394 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 267
5,690 Holmen AB, B shares (Paper & Forest
Products)^ ................... 204
1,693 Industrivarden AB, Class A (Financial
Services)(b) .................. 84
2,101 Industrivarden AB, Class C (Financial
Services) .................... 104
3,575
Indutrade AB (Machinery) ........... 82
2,027 Investment AB Latour, Class B (Industrial
Conglomerates) ............... 44
24,224
Investor AB, Class B (Financial Services) 917
1,758 L E Lundbergforetagen AB, Class B
(Financial Services) ............ 100
3,081 Lifco AB, Class B (Industrial
Conglomerates) ............... 93
19,694 Nibe Industrier AB, Class B (Building
Products) .................... 82
7,244
Saab AB, Class B (Aerospace & Defense) 475
3,179 Sagax AB, Class B (Real Estate
Management & Development) ..... 59
69,233
Sandvik AB (Machinery) ............ 2,662
14,417 Securitas AB, Class B (Commercial Services
& Supplies) .................. 242
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
22,683 Skandinaviska Enskilda Banken AB, Class A
(Banks)^ .................... $ 420
4,497 Skanska AB, Class B (Construction &
Engineering)^ ................ 122
4,479
SKF AB, B shares (Machinery) ........ 108
2,357
Spotify Technology SA (Entertainment)(a) 1,142
20,061 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products)^ ............ 232
26,799 Svenska Handelsbanken AB, Class A
(Banks) ..................... 353
13,272
Swedbank AB, Class A (Banks)^ ....... 452
6,426 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 270
17,421 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 361
45,733 Telefonaktiebolaget LM Ericsson, Class B
(Communications Equipment) ..... 522
77,042 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 395
2,667
Trelleborg AB, Class B (Machinery) .... 100
21,177
Volvo AB, Class B (Machinery)^ ....... 697
14,098
Switzerland — 4.81%
20,952 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 1,704
34,985 Alcon AG (Health Care Equipment &
Supplies) .................... 2,645
39,548
Amrize Ltd. (Construction Materials)(a) .. 2,215
1,228
Avolta AG (Specialty Retail)(a) ........ 74
3,610 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 587
373 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 656
131 Belimo Holding AG, Class R (Building
Products) .................... 106
2,856
BKW AG (Electric Utilities) .......... 563
4 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 573
17 Chocoladefabriken Lindt & Spruengli AG,
Class PC (Food Products) ........ 239
419,164 Cie Financiere Richemont SA, ADR
(Textiles, Apparel & Luxury Goods) 7,407
18,205 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,215
7,071
Coca-Cola HBC AG (Beverages)(a) ..... 398
5,809
DSM-Firmenich AG (Chemicals) ...... 416
449
EMS-Chemie Holding AG (Chemicals) .. 353
13,848
Galderma Group AG (Pharmaceuticals)(b) 2,722
620 Geberit AG, Registered Shares (Building
Products) .................... 419
214 Givaudan SA, Registered Shares
(Chemicals) .................. 724
133,973
Glencore PLC (Metals & Mining)(a)(b) .. 1,015

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
2,326 Helvetia Baloise Holding AG, Registered
Shares (Insurance) ............. $ 602
6,832
Holcim AG (Construction Materials)(a)(b) 565
2,727
Julius Baer Group Ltd. (Capital Markets) . 201
1,117 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 255
2,020 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 188
941 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 604
36,372 Nestle SA, Registered Shares (Food
Products) .................... 3,569
39,463 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 6,059
48,904 On Holding AG, Class A (Textiles, Apparel
& Luxury Goods)(a) ............ 1,664
300 Partners Group Holding AG (Capital
Markets) .................... 323
9,361
Roche Holding AG (Pharmaceuticals) ... 3,737
5,082 Roche Holding AG, Class BR
(Pharmaceuticals) ............. 2,107
5,531
Sandoz Group AG (Pharmaceuticals) .... 433
1,538 Schindler Holding AG, Class PC
(Machinery) ................. 507
306 Schindler Holding AG, Registered Shares
(Machinery) ................. 96
5,723 SGS SA, Registered Shares (Professional
Services) .................... 603
2,020
Sika AG, Registered Shares (Chemicals)(b) 334
675 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 154
9,014 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 307
1,478 Straumann Holding AG, Class R (Health
Care Equipment & Supplies) ...... 155
538
Swiss Life Holding AG (Insurance) ..... 586
4,192 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 710
4,000
Swiss Re AG (Insurance) ............ 672
1,043 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 876
376 The Swatch Group AG, Class BR (Textiles,
Apparel & Luxury Goods) ....... 83
96,396
UBS Group AG (Capital Markets) ...... 3,759
357
VAT Group AG (Machinery)(b) ........ 223
2,289
Zurich Insurance Group AG (Insurance)(b) 1,618
57,021
Taiwan — 0.18%
6,216 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... 2,101
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom — 6.94%
62,108
3i Group PLC (Capital Markets) ....... $ 2,024
14,970
Admiral Group PLC (Insurance) ....... 627
11,183 Airtel Africa PLC (Wireless
Telecommunication Services)(b) ... 52
14,763
Anglo American PLC (Metals & Mining) . 634
11,466 Associated British Foods PLC (Food
Products) .................... 287
31,505
AstraZeneca PLC (Pharmaceuticals)(b) .. 6,161
30,959 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 194
40,243
Aviva PLC (Insurance) .............. 323
51,360
BAE Systems PLC (Aerospace & Defense) 1,505
539,232
Barclays PLC (Banks)(b) ............ 2,821
19,784 Barratt Redrow PLC (Household Durables)
(b) ........................ 69
210,425
BP PLC (Oil, Gas & Consumable Fuels) . 1,647
34,644
British American Tobacco PLC (Tobacco) 2,011
141,050 BT Group PLC (Diversified
Telecommunication Services) ..... 395
17,672 Bunzl PLC (Trading Companies &
Distributors) ................. 531
137,593
Centrica PLC (Multi-Utilities)(b) ....... 389
6,521 Coca-Cola Europacific Partners PLC
(Beverages) .................. 591
35,463 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 989
35,335
Diageo PLC (Beverages) ............ 657
6,768
Endeavour Mining PLC (Metals & Mining) 407
7,912 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 59
132,814
GSK PLC (Pharmaceuticals) .......... 3,658
171,408
Haleon PLC (Pharmaceuticals) ........ 848
5,888 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 300
4,355 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 73
361,500
HSBC Holdings PLC (Banks) ......... 5,937
19,354
Imperial Brands PLC (Tobacco) ....... 785
222,077
Informa PLC (Media) ............... 2,230
1,930 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 255
16,280 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 77
2,067
Intertek Group PLC (Professional Services) 101
121,996 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 547
32,928
JD Sports Fashion PLC (Specialty Retail) 31
33,455
Kingfisher PLC (Specialty Retail) ...... 127
9,117 Land Securities Group PLC (Diversified
REITs) ..................... 67
76,786
Legal & General Group PLC (Insurance) . 252
2,423,598
Lloyds Banking Group PLC (Banks) .... 3,003
31,079 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 3,669
29,968
M&G PLC (Financial Services) ........ 109

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
72,908 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... $ 328
16,739 Melrose Industries PLC (Aerospace &
Defense) .................... 113
171,845
Molten Ventures PLC (Capital Markets)(a) 1,047
212,847
National Grid PLC (Multi-Utilities) ..... 3,593
379,999
NatWest Group PLC (Banks)(b) ....... 2,815
1,963
Next PLC (Broadline Retail) .......... 332
46,515 Pearson PLC (Diversified Consumer
Services) .................... 613
12,510 Reckitt Benckiser Group PLC (Household
Products) .................... 841
107,210
RELX PLC (Professional Services) ..... 3,511
33,229 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 206
38,684
Rio Tinto PLC (Metals & Mining) ...... 3,589
241,515 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 3,669
9,518
Schroders PLC (Capital Markets) ...... 73
16,801
Segro PLC (Industrial REITs) ......... 144
13,111
Severn Trent PLC (Water Utilities)(b) ... 538
134,676
Shell PLC (Oil, Gas & Consumable Fuels) 6,238
19,515 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 309
4,401 Smiths Group PLC (Industrial
Conglomerates) ............... 134
966
Spirax Group PLC (Machinery) ........ 87
22,013
SSE PLC (Electric Utilities)(b) ........ 761
121,072
Standard Chartered PLC (Banks) ....... 2,523
9,236
Standard Life PLC (Insurance) ........ 84
162,091 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 1,018
45,566
The Sage Group PLC (Software) ....... 510
66,858
Unilever PLC (Personal Care Products) .. 3,670
32,480
United Utilities Group PLC (Water Utilities) 566
3,226 Verisure PLC (Commercial Services &
Supplies)(a) .................. 33
254,608 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 384
4,420 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 136
8,744
Wise PLC, Class A (Financial Services)(a) 105
82,412
United States — 0.47%
2,357
Blackstone, Inc. (Capital Markets) ...... 271
129,884
Coupang, Inc., Class A (Broadline Retail)(a) 2,452
18,323 Flutter Entertainment PLC, Class DI
(Hotels, Restaurants & Leisure)(a) .. 1,868
2,828
KKR & Co., Inc. (Capital Markets) ..... 262
2,749 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 203
5,597 Sunbelt Rentals Holdings, Inc. (Trading
Companies & Distributors) ....... 357
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
3,757
The Carlyle Group, Inc. (Capital Markets) $ 182
5,595
Total Common Stocks (cost $388,493 ) .. 529,945
Rights — 0.00%
Italy — 0.00%
325,812 Telecom Italia SpA, 4/1/26 (Diversified
Telecommunication Services)(a) ... —
United States — 0.00%
41,195 The Gabelli Equity Trust, Inc., 4/14/26
(Capital Markets)(a) ............ —
Total Rights (cost $— ) ............. —
Investment Companies — 52.13%
International Equity Funds — 34.03%
103,199
3i Infrastructure PLC ............... 458
378,270
Aberdeen Asia Focus PLC ........... 1,870
470,380 Aberdeen UK Smaller Companies Growth
Trust PLC ................... 2,871
146,644
Aberforth Smaller Companies Trust PLC . 2,841
1,088,946
Argo Investments Ltd. .............. 6,431
422,656
Augmentum Fintech PLC(a) .......... 604
698,809
Australian Foundation Investment Co. Ltd.^ 3,153
2,648,239
AVI Japan Opportunity Trust PLC ...... 5,907
2,962,249
Baillie Gifford European Growth Trust PLC 3,730
1,381,433
Baillie Gifford Shin Nippon PLC ....... 2,468
1,764,917
Baillie Gifford UK Growth Trust PLC ... 4,394
478,666
Baillie Gifford US Growth Trust PLC ... 1,801
134,099 BlackRock Enhanced International Dividend
Trust ....................... 725
460,437 BlackRock Greater Europe Investment Trust
PLC ....................... 3,232
361,003
BlackRock Health Sciences Term Trust .. 5,184
232,445
BlackRock Smaller Companies Trust PLC 3,698
41,803
BlackRock World Mining Trust PLC .... 492
1,163,707
CC Japan Income & Growth Trust PLC .. 3,502
25,846
CT Private Equity Trust PLC .......... 159
254,601
European Opportunities Trust PLC ..... 2,713
251,955
Fidelity Emerging Markets Ltd. ........ 3,752
291,953
HarbourVest Global Private Equity Ltd.(a) 11,768
340,392
HgCapital Trust PLC ............... 1,748
293,469
ICG Enterprise Trust PLC ............ 5,142
545,158
INVESCO Asia Dragon Trust PLC ..... 3,012
170,987 iShares Europe Equity Enhanced Active
UCITS ETF .................. 1,185
101,878 iShares MSCI Europe Financials Sector
UCITS ETF .................. 1,620
6,000
iShares MSCI Eurozone ETF ......... 376
424,125
Japan Smaller Capitalization Fund, Inc. .. 4,623

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
1,911,770 JPMorgan Emerging Markets Growth &
Income PLC ................. $ 3,572
626,035
JPMorgan European Discovery Trust PLC 4,799
1,075,643
JPMorgan Japanese Investment Trust PLC 10,070
65,834 JPMorgan UK Small CAP Growth &
Income PLC ................. 260
225,877
Kayne Anderson Energy Infrastructure Fund 3,226
74,000
Literacy Capital PLC ............... 318
1,119,214
Mercantile Investment Trust PLC ...... 3,593
182,000
Murray Income Trust PLC ........... 2,148
355,130
NB Private Equity Partners Ltd. ....... 6,274
169,087 Neuberger Energy Infrastructure and Income
Fund, Inc. ................... 1,777
147,005 Neuberger Next Generation Connectivity
Fund, Inc. ................... 1,892
54,000 NYLI CBRE Global Infrastructure
Megatrends Term Fund .......... 793
593,936
Oakley Capital Investments Ltd. ....... 3,679
248,012
Pacific Assets Trust PLC ............. 1,182
192,801
Partners Group Private Equity Ltd. ..... 1,956
2,049,527
Polar Capital Global Financials Trust PLC 5,793
476,405
RTW Biotech Opportunities Ltd. ....... 936
1,357,865
Schroder Japan Trust PLC ............ 5,589
4,411,045
Schroders Capital Global Innovation Trust 820
75,213
Scottish Mortgage Investment Trust PLC . 1,202
469,538
Strategic Equity Capital PLC ......... 2,142
369,408
The Baillie Gifford Japan Trust PLC .... 4,124
298,932
The Edinburgh Investment Trust PLC ... 3,084
2,538,687
The European Smaller Companies ...... 6,808
289,545
The New Germany Fund, Inc. ......... 2,959
2,388,626
The Pantheon International PLC(a) ..... 11,443
693,001
The Worldwide Healthcare Trust PLC ... 3,088
1,143,050 TR Property Investment Trust PLC -
Ordinary Shares ............... 4,591
2,604,310
Vanguard FTSE Europe ETF .......... 214,672
18,000 Xtrackers MSCI Europe Small Cap UCITS
ETF ....................... 1,385
403,634
Shares Security Description
Value
(000)
Investment Companies (continued)
Money Market Funds — 18.10%
3,486,598 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.53%^^(d) $ 3,487
211,353,499 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.55%(d) .................... 211,353
214,840
Total Investment Companies (cost
$567,115 ) ....................... 618,474
Total Investments (cost $955,608 ) —
96.80% ..................... 1,148,419
Other assets in excess of liabilities —
3.20% ...................... 37,990
Net Assets - 100.00% .............. $ 1,186,409
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2026.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR—Global Depositary Receipt
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2026
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ............................................................................................................................... 0.28% 40.93% 3.46% 44.67%
Contingent Rights ............................................................................................................................ — — — — %
Investment Companies ..................................................................................................................... 16.10% 0.31% 35.72% 52.13%
Other Assets (Liabilities) ................................................................................................................. 0.03% 0.11% 3.06% 3.20%
Total Net Assets .......................................................................................................................... 16.41% 41.35% 42.24% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2026 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 1,697 6/18/26 $ 246,158 $ 222
$ 246,158 $ 222
Total Unrealized Appreciation ..................... $ 222
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 222
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
March 31,
2026 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 46
Daily 5.00 6/20/2031
3.87 $ 99,000 $ (4,779) $ (3,917) $ (862)
$ (4,779) $ (3,917) $ (862)

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i)
receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or
(ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
86
Shares Security Description
Value
(000)
Common Stocks — 67.08%
Australia — 0.02%
152,000
MMG Ltd. (Metals & Mining)(a)(b) .... $ 144
Brazil — 3.17%
248,415
Ambev SA (Beverages) ............. 731
67,488
Axia Energia (Electric Utilities) ........ 763
24,061 Axia Energia , Preference Shares (Electric
Utilities)(a) .................. 263
255,999 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 909
111,545
Banco Bradesco SA (Banks) .......... 360
254,169 Banco Bradesco SA, Preference Shares
(Banks)(b) ................... 941
35,932
Banco BTG Pactual SA (Capital Markets)(b) 391
91,017
Banco do Brasil SA (Banks) .......... 404
63,645
BB Seguridade Participacoes SA (Insurance) 428
48,968 Caixa Seguridade Participacoes SA
(Insurance) .................. 173
18,466 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP (Water Utilities) ... 564
171,556 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 418
60,792 Cia Paranaense de Energia - Copel (Electric
Utilities) .................... 181
32,356
Embraer SA (Aerospace & Defense) .... 481
48,811 Eneva SA (Independent Power and
Renewable Electricity Producers)(a) 231
41,307
Equatorial SA (Electric Utilities) ....... 325
30,744 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 113
261,859 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 2,198
69,273
Itausa SA, Preference Shares (Banks) .... 187
66,924
Klabin SA (Containers & Packaging) .... 252
48,261 Localiza Rent a Car SA (Ground
Transportation) ............... 438
25,807 MBRF Global Foods Co. SA (Food
Products)(b) ................. 108
80,534 Motiva Infraestrutura de Mobilidade SA
(Transportation Infrastructure) ..... 246
155,779
NU Holdings Ltd., Class A (Banks)(a) ... 2,239
189,504 Petroleo Brasileiro SA - Petrobras (Oil, Gas
& Consumable Fuels) ........... 1,972
184,422 Petroleo Brasileiro SA - Petrobras,
Preference Shares (Oil, Gas &
Consumable Fuels) ............. 1,733
44,918 PRIO SA (Oil, Gas & Consumable Fuels)(a)
(b) ........................ 574
68,715 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 312
38,694 Rede D'Or Sao Luiz SA (Health Care
Providers & Services)(b) ........ 291
85,011
Rumo SA (Ground Transportation)(b) ... 267
9,916 StoneCo Ltd., Class A (Financial Services)
(a) ........................ 140
29,429
Suzano SA (Paper & Forest Products) ... 295
Shares Security Description
Value
(000)
Common Stocks (continued)
Brazil (continued)
7,990 Telefonica Brasil SA (Diversified
Telecommunication Services) ..... $ 64
56,000 TIM SA (Wireless Telecommunication
Services) .................... 297
19,480
TOTVS SA (Software)(b) ............ 131
7,244
Ultrapar Participacoes SA (Specialty Retail) 40
167,804
Vale SA (Metals & Mining) ........... 2,673
53,188
Vibra Energia SA (Specialty Retail)(b) ... 325
78,073
WEG SA (Electrical Equipment) ....... 769
15,406
XP, Inc., Class A (Capital Markets) ..... 293
23,520
Chile — 0.31%
10,256
Banco de Credito e Inversiones SA (Banks) 664
36,717 Empresas CMPC SA (Paper & Forest
Products) .................... 50
4,489,664
Enel Chile SA (Electric Utilities) ....... 347
47,236
Falabella SA (Broadline Retail) ........ 289
15,449,761 Latam Airlines Group SA (Passenger
Airlines) .................... 381
7,088 Sociedad Quimica y Minera de Chile SA,
Class B (Chemicals)(a) .......... 574
2,305
China — 13.09%
53,365 360 Security Technology, Inc., Class A
(Software) ................... 84
94,500
3SBio, Inc. (Biotechnology)(a)(b) ...... 279
41,000 AAC Technologies Holdings, Inc.
(Electronic Equipment, Instruments &
Components) ................. 176
1,200 Advanced Micro-Fabrication Equipment,
Inc., Class A (Semiconductors &
Semiconductor Equipment) ....... 54
1,520,000 Agricultural Bank of China Ltd., Class H
(Banks) ..................... 1,087
75,400 Air China Ltd., Class A (Passenger Airlines)
(a) ........................ 74
30,000
Akeso , Inc. (Biotechnology)(a)(b) ...... 511
114,100 Aluminum Corp. of China Ltd., Class A
(Metals & Mining) ............. 192
140,000 Aluminum Corp. of China Ltd., Class H
(Metals & Mining) ............. 205
6,700 Anhui Jianghuai Automobile Group Corp.
Ltd., Class A (Automobiles)(a) .... 45
64,800 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 633
3,400 Avary Holding Shenzhen Co. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 26
100,026 Baidu, Inc., Class A (Interactive Media &
Services)(a) .................. 1,398
3,831,100
Bank of China Ltd., Class H (Banks) .... 2,446
1,072,000 Bank of Communications Co. Ltd., Class H
(Banks) ..................... 969

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
157,600 Bank of Hangzhou Co. Ltd., Class A
(Banks) ..................... $ 383
41,700
Bank of Ningbo Co. Ltd., Class A (Banks) 184
310,100 Baoshan Iron & Steel Co. Ltd., Class A
(Metals & Mining) ............. 290
2,200 Beijing Compass Technology Development
Co. Ltd., Class A (Capital Markets) . 31
794 Beijing Kingsoft Office Software, Inc., Class
A (Software) ................. 27
52,100 Beijing-Shanghai High Speed Railway
Co. Ltd., Class A (Transportation
Infrastructure) ................ 38
9,449 Bilibili , Inc., ADR (Interactive Media &
Services)(a) .................. 213
2,620 Bilibili , Inc., Class Z (Interactive Media &
Services)(a) .................. 59
152,000
BYD Co. Ltd. (Automobiles)(b) ....... 2,078
27,458
BYD Co. Ltd., Class A (Automobiles) ... 424
47,000 BYD Electronic International Co. Ltd.
(Communications Equipment) ..... 169
1,212 Cambricon Technologies Corp. Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 176
782,000 CGN Power Co. Ltd., Class H (Independent
Power and Renewable Electricity
Producers)(b) ................. 352
583,000 China CITIC Financial Asset Management
Co. Ltd., Class H (Capital Markets)(a)
(b) ........................ 59
76,000 China Coal Energy Co. Ltd., Class H (Oil,
Gas & Consumable Fuels) ....... 128
4,681,350 China Construction Bank Corp., Class H
(Banks) ..................... 5,053
30,800 China CSSC Holdings Ltd., Class A
(Machinery) ................. 139
62,900 China Eastern Airlines Corp., Ltd.
(Passenger Airlines)(a) .......... 39
110,000
China Feihe Ltd. (Food Products)(b) .... 49
69,200 China Galaxy Securities Co. Ltd., Class A
(Capital Markets) .............. 129
174,000 China Galaxy Securities Co. Ltd., Class H
(Capital Markets) .............. 177
12,100 China Gold International Resources Corp.
Ltd. (Metals & Mining) ......... 240
140,500 China Hongqiao Group Ltd. (Metals &
Mining) ..................... 635
53,600 China International Capital Corp. Ltd., Class
A (Capital Markets) ............ 254
50,800 China International Capital Corp. Ltd., Class
H (Capital Markets)(b) .......... 113
348,000 China Life Insurance Co. Ltd., Class H
(Insurance) .................. 1,110
23,800
China Literature Ltd. (Media)(a)(b) ..... 78
200,000 China Longyuan Power Group Corp. Ltd.,
Class H (Independent Power and
Renewable Electricity Producers) .. 183
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(b) ................. 278
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
77,800 China Merchants Bank Co. Ltd., Class A
(Banks) ..................... $ 445
166,500 China Merchants Bank Co. Ltd., Class H
(Banks) ..................... 1,058
71,100 China Minsheng Banking Corp. Ltd., Class
A (Banks) ................... 39
344,000 China National Building Material Co. Ltd.,
Class H (Construction Materials)(b) . 211
41,400 China National Nuclear Power Co. Ltd.,
Class A (Independent Power and
Renewable Electricity Producers) .. 54
42,000 China Nonferrous Mining Corp. Ltd.
(Metals & Mining) ............. 63
12,650 China Northern Rare Earth Group High-
Tech Co. Ltd., Class A (Metals &
Mining) ..................... 88
46,400 China Pacific Insurance Group Co. Ltd.,
Class A (Insurance) ............ 251
99,000 China Pacific Insurance Group Co. Ltd.,
Class H (Insurance) ............ 405
219,400 China Petroleum & Chemical Corp., Class A
(Oil, Gas & Consumable Fuels) .... 186
941,400 China Petroleum & Chemical Corp., Class H
(Oil, Gas & Consumable Fuels) .... 541
156,700 China Railway Group Ltd., Class A
(Construction & Engineering) ..... 124
26,600 China Resources Mixc Lifestyle Services
Ltd. (Real Estate Management &
Development)(b) .............. 161
180,000 China Shenhua Energy Co. Ltd., Class H
(Oil, Gas & Consumable Fuels) .... 1,065
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class A (Specialty Retail) ........ 97
279,800 China Tower Corp. Ltd., Class H
(Diversified Telecommunication
Services)(b) .................. 383
7,200 China Tungsten And Hightech Materials Co.
Ltd., Class A (Metals & Mining) ... 51
97,800 China Yangtze Power Co. Ltd., Class A
(Independent Power and Renewable
Electricity Producers) ........... 383
51,000 Chongqing Changan Automobile Co. Ltd.,
Class A (Automobiles) .......... 74
16,650 Chongqing Zhifei Biological Products Co.
Ltd., Class A (Biotechnology)(a) ... 36
320,000
CITIC Ltd. (Industrial Conglomerates) ... 487
110,165 CITIC Securities Co. Ltd., Class A (Capital
Markets) .................... 387
26,500 CITIC Securities Co. Ltd., Class H (Capital
Markets) .................... 81
228,000 CMOC Group Ltd., Class H (Metals &
Mining) ..................... 480
28,400
CNPC Capital Co. Ltd., Class A (Banks) . 42
16,640 Contemporary Amperex Technology Co.
Ltd., Class A (Electrical Equipment) 985
900 Contemporary Amperex Technology Co.,
Ltd., Class H (Electrical Equipment)^ 72

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
25,800 COSCO SHIPPING Energy Transportation
Co. Ltd., Class A (Oil, Gas &
Consumable Fuels) ............. $ 83
114,430 COSCO SHIPPING Holdings Co. Ltd.,
Class A (Marine Transportation) ... 250
66,300 COSCO SHIPPING Holdings Co. Ltd.,
Class H (Marine Transportation) ... 126
288,300
CRRC Corp. Ltd., Class A (Machinery) .. 266
68,200 CSC Financial Co. Ltd., Class A (Capital
Markets) .................... 214
6,400 CSPC Innovation Pharmaceutical Co. Ltd.,
Class A (Pharmaceuticals) ........ 30
398,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(b) ........... 470
100,200 Datang International Power Generation Co.
Ltd., Class A (Independent Power and
Renewable Electricity Producers) .. 58
19,000 Dongfang Electric Corp. Ltd., Class A
(Electrical Equipment) .......... 98
58,490 East Money Information Co. Ltd., Class A
(Capital Markets) .............. 162
1,100 Eastroc Beverage Group Co. Ltd., Class A
(Beverages) .................. 33
52,000
ENN Energy Holdings Ltd. (Gas Utilities) 423
3,300 Eoptolink Technology, Inc. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 219
6,223 Eve Energy Co. Ltd., Class A (Electrical
Equipment) .................. 57
209,700 Focus Media Information Technology Co.
Ltd., Class A (Media) ........... 200
39,660 Foshan Haitian Flavouring & Food Co. Ltd.,
Class A (Food Products) ......... 236
39,000 Foxconn Industrial Internet Co. Ltd., Class
A (Electronic Equipment, Instruments
& Components) ............... 301
17,400 Fuyao Glass Industry Group Co. Ltd., Class
A (Automobile Components) ..... 145
6,800 Fuyao Glass Industry Group Co. Ltd., Class
H (Automobile Components)(b) ... 51
5,000 Ganfeng Lithium Group Co. Ltd., Class A
(Chemicals) .................. 58
16,600 Ganfeng Lithium Group Co. Ltd., Class H
(Chemicals)(b) ................ 157
57,700 GDS Holdings Ltd., Class A (IT
Services)^(a) ................. 292
74,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)(a) ............ 105
112,200 GF Securities Co. Ltd., Class A (Capital
Markets) .................... 295
16,000 Giant Biogene Holding Co. Ltd. (Personal
Care Products)(b) .............. 57
9,100 Giant Network Group Co., Ltd.
(Entertainment) ............... 42
2,100 GigaDevice Semiconductor, Inc., Class A
(Semiconductors & Semiconductor
Equipment) .................. 75
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
18,100 Goldwind Science & Technology Co. Ltd.,
Class A (Electrical Equipment) .... $ 70
116,000
Great Wall Motor Co. Ltd. (Automobiles) 188
29,200 Gree Electric Appliances, Inc. of Zhuhai,
Class A (Household Durables) ..... 161
17,500 Guangdong HEC Technology Holding Co.
Ltd., Class A (Metals & Mining)(a) . 78
8,700 Guangzhou Tinci Materials Technology Co.,
Ltd. (Chemicals) .............. 58
62 Guotai Haitong Securities Co. Ltd., Class A
(Capital Markets) .............. —
111,008 Guotai Haitong Securities Co. Ltd., Class H
(Capital Markets)(b) ............ 190
10,002 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 503
95,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 175
60,800 Haier Smart Home Co. Ltd., Class A
(Household Durables) ........... 190
94,800 Haier Smart Home Co. Ltd., Class H
(Household Durables) ........... 254
2,900 Hangzhou Chang Chuan Technology
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 52
66,000 Hansoh Pharmaceutical Group Co. Ltd.
(Pharmaceuticals)(b) ........... 302
83,000 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 294
45,000 Hengli Petrochemical Co. Ltd., Class A
(Chemicals) .................. 142
5,420 Hesai Group, Class B (Automobile
Components)(a) ............... 103
2,000 Hithink RoyalFlush Information Network
Co. Ltd., Class A (Capital Markets) . 87
234,600
Horizon Robotics, Class B (Software)(a)(b) 203
34,000 Hua Hong Semiconductor Ltd., Class H
(Semiconductors & Semiconductor
Equipment)(a)(b) .............. 343
25,200 Huadong Medicine Co. Ltd., Class A (Health
Care Providers & Services) ....... 130
352,000 Huaneng Power International, Inc., Class H
(Independent Power and Renewable
Electricity Producers)(b) ......... 267
100 Huatai Securities Co. Ltd., Class A (Capital
Markets) .................... —
59,000 Huatai Securities Co. Ltd., Class H (Capital
Markets)(b) .................. 113
8,781 Hygon Information Technology Co.
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 274
7,184 IEIT Systems Co. Ltd., Class A (Technology
Hardware, Storage & Peripherals) .. 60
23,600
Iflytek Co. Ltd., Class A (Software) ..... 160
3,251,440 Industrial & Commercial Bank of China
Ltd., Class H (Banks) ........... 2,867
308,000 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class A (Metals & Mining) ... 113

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
11,800 Inner Mongolia Xingye Silver&Tin Mining
Co. Ltd., Class A (Metals & Mining) $ 71
69,500 Innovent Biologics, Inc. (Biotechnology)(a)
(b) ........................ 764
101,400 J&T Global Express Ltd. (Air Freight &
Logistics)(a) ................. 131
55,600 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(a)(b) . 339
69,600 JD Logistics, Inc. (Air Freight & Logistics)
(a)(b) ...................... 123
109,057
JD.com, Inc., Class A (Broadline Retail) .. 1,608
186,000 Jiangsu Expressway Co. Ltd., Class H
(Transportation Infrastructure) ..... 240
4,200 Jiangsu Hengli Hydraulic Co. Ltd., Class A
(Machinery) ................. 59
12,631 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class A (Pharmaceuticals) ........ 102
45,000 Jiangxi Copper Co. Ltd., Class H (Metals &
Mining) ..................... 200
18,382 Kanzhun Ltd., ADR (Professional Services)
(b) ........................ 246
93,000 KE Holdings, Inc., Class A (Real Estate
Management & Development) ..... 461
154,000 Kingdee International Software Group Co.
Ltd. (Software)(a) ............. 171
62,000
Kingsoft Corp. Ltd. (Entertainment)(b) .. 181
112,700 Kuaishou Technology, Class B (Interactive
Media & Services)(b) ........... 664
3,500 Kuang -Chi Technologies Co. Ltd., Class A
(Aerospace & Defense)(a) ........ 20
3,800 Kweichow Moutai Co. Ltd., Class A
(Beverages) .................. 800
1,300 Laopu Gold Co. Ltd., Class H (Textiles,
Apparel & Luxury Goods) ....... 105
370,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 445
26,100 Lens Technology Co. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 109
58,214
Li Auto, Inc., Class A (Automobiles)(a) .. 514
132,000 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 365
132,500 Longfor Group Holdings Ltd. (Real Estate
Management & Development)^(b) .. 129
23,819 Luxshare Precision Industry Co. Ltd., Class
A (Electronic Equipment, Instruments
& Components) ............... 175
161,500 Meitu , Inc. (Interactive Media & Services)
(a)(b) ...................... 90
220,828 Meituan , Class B (Hotels, Restaurants &
Leisure)(a)(b) ................ 2,410
20,000 Midea Group Co. Ltd., Class H (Household
Durables) ................... 215
30,000 MINISO Group Holding Ltd. (Broadline
Retail) ...................... 121
2,400 Montage Technology Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 45
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
7,280 Muyuan Foods Co. Ltd., Class A (Food
Products) .................... $ 44
1,880 NAURA Technology Group Co. Ltd., Class
A (Semiconductors & Semiconductor
Equipment) .................. 124
78,900
NetEase, Inc. (Entertainment) ......... 1,763
20,200 New China Life Insurance Co. Ltd., Class A
(Insurance) .................. 182
33,700 New China Life Insurance Co. Ltd., Class H
(Insurance) .................. 201
67,600 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services) .................... 383
4,400 Ningbo Deye Technology Co. Ltd., Class A
(Electrical Equipment) .......... 85
90,170
NIO, Inc., Class A (Automobiles)(a) .... 548
97,000 Nongfu Spring Co. Ltd., Class H
(Beverages)(b) ................ 587
4,400 OmniVision Integrated Circuits Group,
Inc., Class A (Semiconductors &
Semiconductor Equipment) ....... 61
118,700 PetroChina Co. Ltd., Class A (Oil, Gas &
Consumable Fuels) ............. 208
900,000 PetroChina Co. Ltd., Class H (Oil, Gas &
Consumable Fuels) ............. 1,235
330,000 PICC Property & Casualty Co. Ltd., Class H
(Insurance) .................. 607
337,517 Ping An Insurance Group Co. of China Ltd.
(Insurance) .................. 2,595
1,200 Piotech , Inc. (Semiconductors &
Semiconductor Equipment) ....... 66
7,800
Pony AI, Inc., Class A (Software)(a) .... 69
24,400 Pop Mart International Group Ltd.
(Specialty Retail)(b) ............ 454
6,700 Range Intelligent Computing Technology
Group Co. Ltd. (IT Services) ...... 80
7,500 Remegen Co. Ltd., Class H (Biotechnology)
(a)(b) ...................... 93
900 RoboTechnik Intelligent Technology Co.,
Ltd. (Machinery) .............. 51
900 Rockchip Electronics Co. Ltd., Class A
(Semiconductors & Semiconductor
Equipment) .................. 20
66,300 Rongsheng Petrochemical Co. Ltd., Class A
(Chemicals) .................. 116
45,700 SAIC Motor Corp. Ltd., Class A
(Automobiles) ................ 98
26,500 SDIC Power Holdings Co. Ltd., Class A
(Independent Power and Renewable
Electricity Producers) ........... 54
1,319,000 SenseTime Group, Inc., Class B (Software)
(a)(b) ...................... 314
5,100 Seres Group Co. Ltd., Class A
(Automobiles) ................ 68
12,000 Shaanxi Coal Industry Co. Ltd., Class A
(Oil, Gas & Consumable Fuels) .... 44
27,500 Shandong Gold Mining Co. Ltd., Class A
(Metals & Mining) ............. 164

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
27,000 Shandong Gold Mining Co. Ltd., Class H
(Metals & Mining)(b) ........... $ 114
12,400 Shandong Hongqiao Aluminum Industry
Holding Co. Ltd. (Metals & Mining)
(a) ........................ 49
55,400 Shanghai Electric Group Co. Ltd., Class A
(Electrical Equipment)(a) ........ 65
32,100 Shanghai Pudong Development Bank Co.
Ltd., Class A (Banks) ........... 47
6,090 Shanghai Putailai New Energy Technology
Group Co. Ltd., Class A (Chemicals) 29
160,200 Shanghai Rural Commercial Bank Co. Ltd.,
Class A (Banks) ............... 211
9,400 Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A (Real
Estate Management & Development) 47
21,540 Shanjin International Gold Co. Ltd., Class A
(Metals & Mining) ............. 94
2,800 Shannon Semiconductor Technology
Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 54
2,500 Sharetronic Data Technology Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. 78
4,900 Shenzhen Envicool Technology Co. Ltd.,
Class A (Machinery) ............ 61
1,300 Shenzhen Longsys Electronics Co. Ltd.,
Class A (Technology Hardware,
Storage & Peripherals)(a) ........ 59
1,500 Shenzhen Techwinsemi Technology Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 86
48,200 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(b) 295
14,400 Sichuan Changhong Electric Co. Ltd., Class
A (Household Durables) ......... 18
19,900 Sichuan Chuantou Energy Co. Ltd., Class
A (Independent Power and Renewable
Electricity Producers) ........... 43
26,100 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class A (Pharmaceuticals) ........ 132
1,900 Sichuan Kelun -Biotech Biopharmaceutical
Co. Ltd., Class H (Biotechnology)(a)
(b) ........................ 113
106,800 Sinopharm Group Co. Ltd., Class H (Health
Care Providers & Services) ....... 277
28,000
Sinotruk Hong Kong Ltd. (Machinery)(b) 140
81,000 Smoore International Holdings Ltd.
(Tobacco)^(b) ................ 92
18,500 Spring Airlines Co. Ltd., Class A (Passenger
Airlines) .................... 124
6,540 Sungrow Power Supply Co. Ltd., Class A
(Electrical Equipment) .......... 145
31,827 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 222
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
6,400 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class A (Electronic
Equipment, Instruments &
Components) ................. $ 99
1,400 Suzhou Maxwell Technologies Co.
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 47
2,600 Suzhou TFC Optical Communication
Co. Ltd., Class A (Communications
Equipment) .................. 117
23,590 TAL Education Group, ADR (Diversified
Consumer Services)(a) .......... 268
286,286 Tencent Holdings Ltd. (Interactive Media &
Services)(b) .................. 18,058
24,381 Tencent Music Entertainment Group, ADR
(Entertainment) ............... 226
43,700 The People's Insurance Co. Group of China
Ltd., Class A (Insurance) ......... 46
249,000 The People's Insurance Co. Group of China
Ltd., Class H (Insurance)(b) ...... 173
32,000 Tingyi Cayman Islands Holding Corp. (Food
Products) .................... 53
78,400 Tongcheng Travel Holdings Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 181
14,000 Tsingtao Brewery Co. Ltd., Class H
(Beverages) .................. 87
9,500 UBTech Robotics Corp. Ltd.
(Machinery)^(a) ............... 106
30,940 Unisplendour Corp. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 114
1,200 Verisilicon Microelectronics Shanghai
Co. Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 36
2,300 Victory Giant Technology Huizhou Co.
Ltd., Class A (Electronic Equipment,
Instruments & Components) ...... 86
13,804 Vipshop Holdings Ltd., ADR (Broadline
Retail) ...................... 217
1 VOYAH Automobile Technology Co. Ltd.
(Automobiles)(a) .............. —
18,400 Wanxiang Qianchao Co. Ltd. (Automobile
Components) ................. 42
50,500 Weichai Power Co. Ltd., Class A
(Machinery) ................. 179
54,000 Weichai Power Co. Ltd., Class H
(Machinery) ................. 192
44,260 Wens Foodstuff Group Co. Ltd., Class A
(Food Products) ............... 106
203,600 Wintime Energy Group Co. Ltd., Class A
(Independent Power and Renewable
Electricity Producers)(a) ......... 54
8,800 Wolong Electric Group Co. Ltd., Class A
(Electrical Equipment) .......... 48
40,279 Wuhan Guide Infrared Co. Ltd., Class A
(Electronic Equipment, Instruments &
Components)(a) ............... 75
19,900 Wuliangye Yibin Co. Ltd., Class A
(Beverages) .................. 299

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
12,260 WUS Printed Circuit Kunshan Co. Ltd.,
Class A (Electronic Equipment,
Instruments & Components) ...... $ 139
16,500 WuXi AppTec Co. Ltd., Class A (Life
Sciences Tools & Services) ....... 239
11,640 WuXi AppTec Co. Ltd., Class H (Life
Sciences Tools & Services)(b) ..... 178
162,000 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(a)(b) ......... 697
16,500 WuXi XDC Cayman, Inc. (Life Sciences
Tools & Services)(a)(b) ......... 125
778,400 Xiaomi Corp., Class B (Technology
Hardware, Storage & Peripherals)(a)
(b) ........................ 3,216
280,190 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment) ..... 105
57,364
XPeng , Inc., Class A (Automobiles)(a) ... 490
67,000 XtalPi Holdings Ltd. (Life Sciences Tools &
Services)(a) .................. 78
100,000 Yadea Group Holdings Ltd. (Automobiles)
(b) ........................ 170
20,500 Yangtze Optical Fibre & Cable Joint Stock
Ltd. Co., Class H (Communications
Equipment)(b) ................ 495
40,170 Yankuang Energy Group Co. Ltd., Class A
(Oil, Gas & Consumable Fuels) .... 113
154,700 Yankuang Energy Group Co. Ltd., Class H
(Oil, Gas & Consumable Fuels) .... 288
3,800 Yantai Jereh Oilfield Services Group Co.
Ltd. (Energy Equipment & Services) 54
17,070 Yealink Network Technology Corp. Ltd.,
Class A (Communications Equipment) 82
16,876 Yonyou Network Technology Co. Ltd.,
Class A (Software)(a) ........... 29
16,250 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 807
4,500
Zangge Mining Co. Ltd. (Chemicals) .... 53
12,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class A (Pharmaceuticals) . 265
90,000 Zhaojin Mining Industry Co. Ltd., Class H
(Metals & Mining) ............. 374
14,100 Zhejiang China Commodities City Group
Co. Ltd., Class A (Distributors) .... 27
25,400 Zhejiang Leapmotor Technology Co. Ltd.,
Class H (Automobiles)(a)(b) ...... 155
75,900 Zheshang Securities Co. Ltd., Class A
(Capital Markets) .............. 107
3,320 Zhongji Innolight Co. Ltd., Class A
(Communications Equipment) ..... 284
16,900 Zhongjin Gold Corp. Ltd., Class A (Metals
& Mining) ................... 67
94,500 Zijin Mining Group Co. Ltd., Class A
(Metals & Mining) ............. 459
218,000 Zijin Mining Group Co. Ltd., Class H
(Metals & Mining) ............. 981
130,200 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A
(Machinery) ................. 164
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
45,800 ZTE Corp., Class A (Communications
Equipment) .................. $ 219
15,550 ZTO Express Cayman, Inc. (Air Freight &
Logistics) ................... 383
96,960
Colombia — 0.10%
12,989
Grupo Cibest SA (Banks) ............ 301
24,382 Grupo Cibest SA, Preference Shares
(Banks) ..................... 448
749
Czech Republic — 0.07%
1,084
CEZ A/S (Electric Utilities) .......... 61
49,116
Moneta Money Bank AS (Banks)(b) .... 429
490
Egypt — 0.05%
151,584 Commercial International Bank - Egypt
(CIB) (Banks) ................ 337
Greece — 0.28%
67,748
Alpha Bank SA (Banks) ............. 251
99,271
Eurobank SA (Banks) ............... 397
11,213 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... 211
3,059
JUMBO SA (Specialty Retail)(b) ....... 78
35,689
National Bank of Greece SA (Banks)(b) .. 552
45,032
Piraeus Bank SA (Banks)(a) .......... 370
10,619 Public Power Corp. SA (Electric Utilities)
(b) ........................ 222
2,081
Hong Kong — 2.23%
771,318 Alibaba Group Holding Ltd., Class W
(Broadline Retail) ............. 12,089
286,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)(a) .................... 172
11,500 Beijing Enterprises Holdings Ltd. (Gas
Utilities)(b) .................. 44
21,000 C&D International Investment Group
Ltd. (Real Estate Management &
Development) ................ 34
222,000 China Overseas Land & Investment
Ltd. (Real Estate Management &
Development) ................ 331
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 338
15,400 China Resources Gas Group Ltd. (Gas
Utilities)(b) .................. 38
165,261 China Resources Land Ltd. (Real Estate
Management & Development) ..... 613

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
176,143 China Resources Power Holdings Co. Ltd.
(Independent Power and Renewable
Electricity Producers) ........... $ 411
560,000 China Ruyi Holdings Ltd. (Entertainment)
(a) ........................ 110
112,000 China State Construction International
Holdings Ltd. (Construction &
Engineering) ................. 119
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(b) ................ 210
57,000 Chow Tai Fook Jewellery Group Ltd.
(Specialty Retail) .............. 80
253,000
Far East Horizon Ltd. (Financial Services) 229
1,248,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 139
308,000 Geely Automobile Holdings Ltd.
(Automobiles) ................ 821
132,000 Guangdong Investment Ltd. (Water
Utilities) .................... 132
2,150 NetEase Cloud Music, Inc. (Entertainment)
(a)(b) ...................... 36
513,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(b) ........... 390
10,100 Zijin Gold International Co. Ltd. (Metals &
Mining)(a) ................... 230
16,566
Hungary — 0.22%
18,936 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels) ........... 227
10,618
OTP Bank Nyrt (Banks) ............. 1,139
8,351
Richter Gedeon Nyrt (Pharmaceuticals) .. 298
1,664
India — 10.40%
1,582
ABB India Ltd. (Electrical Equipment) .. 100
11,071 Adani Enterprises Ltd. (Trading Companies
& Distributors)(b) ............. 206
42,865 Adani Ports & Special Economic Zone Ltd.
(Transportation Infrastructure) ..... 600
188,928 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(a) 301
62,569 Ambuja Cements Ltd. (Construction
Materials) ................... 267
15,738
APL Apollo Tubes Ltd. (Metals & Mining) 325
8,151 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services)(b) ..... 644
61,078
Ashok Leyland Ltd. (Machinery) ....... 100
19,814
Asian Paints Ltd. (Chemicals) ......... 457
5,202
AU Small Finance Bank Ltd. (Banks)(b) . 47
22,857 Aurobindo Pharma Ltd. (Pharmaceuticals)
(b) ........................ 318
10,856 Avenue Supermarts Ltd. (Consumer Staples
Distribution & Retail)(a)(b) ...... 457
118,992
Axis Bank Ltd. (Banks) ............. 1,474
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
5,199
Bajaj Auto Ltd. (Automobiles) ........ $ 486
139,697
Bajaj Finance Ltd. (Consumer Finance)(b) 1,195
28,832
Bajaj Finserv Ltd. (Financial Services)(b) 501
260 Bajaj Holdings & Investment Ltd. (Financial
Services) .................... 24
189,059 Bharat Electronics Ltd. (Aerospace &
Defense)(b) .................. 809
5,388 Bharat Forge Ltd. (Automobile
Components) ................. 97
79,223 Bharat Heavy Electricals Ltd. (Electrical
Equipment) .................. 207
104,752 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 314
126,910 Bharti Airtel Ltd. (Wireless
Telecommunication Services)(b) ... 2,412
104
Bosch Ltd. (Automobile Components) ... 32
1,406
Britannia Industries Ltd. (Food Products) . 80
9,630
BSE Ltd. (Capital Markets) ........... 277
48,710 CG Power & Industrial Solutions Ltd.
(Electrical Equipment)(b) ........ 339
8,842,285 Chennai Super Kings Cricket Ltd.
(Entertainment)(a)(c) ........... 18,453
30,106 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance) ..... 435
6,793
Cipla Ltd. (Pharmaceuticals)(b) ........ 89
122,425 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(b) .................... 585
8,945
Cummins India Ltd. (Machinery) ....... 428
2,978 Divi's Laboratories Ltd. (Life Sciences Tools
& Services) .................. 188
1,427 Dixon Technologies India Ltd. (Household
Durables) ................... 148
77,965 DLF Ltd. (Real Estate Management &
Development)(b) .............. 419
35,786 Dr. Reddy's Laboratories Ltd., ADR
(Pharmaceuticals) ............. 496
8,257
Eicher Motors Ltd. (Automobiles)(b) .... 578
119,338 Eternal Ltd. (Hotels, Restaurants & Leisure)
(a) ........................ 294
16,336 Fortis Healthcare Ltd. (Health Care
Providers & Services) ........... 138
17,398 FSN E-Commerce Ventures Ltd. (Specialty
Retail)(a) .................... 44
289,126
GAIL India Ltd. (Gas Utilities) ........ 424
5,736 GE Vernova T&D India Ltd. (Electrical
Equipment) .................. 222
2,830 Godrej Consumer Products Ltd. (Personal
Care Products) ................ 30
2,080 Godrej Properties Ltd. (Real Estate
Management & Development)(a)(b) 33
49,806
HCL Technologies Ltd. (IT Services) .... 717
524,492
HDFC Bank Ltd. (Banks) ............ 4,108
18,156 HDFC Life Insurance Co. Ltd. (Insurance)
(b) ........................ 114
3,798
Hero MotoCorp Ltd. (Automobiles)(b) ... 205
37,725 Hindalco Industries Ltd. (Metals & Mining)
(b) ........................ 357

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
11,588 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... $ 426
11,096 Hindustan Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 40
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(b) ................. 1,006
541 Hitachi Energy India Ltd. (Electrical
Equipment) .................. 140
1,865
Hyundai Motor India Ltd. (Automobiles) . 35
246,788
ICICI Bank Ltd. (Banks)(b) .......... 3,168
208,399 Indian Oil Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 298
33,112 Indus Towers Ltd. (Diversified
Telecommunication Services)(a)(b) . 147
21,414
IndusInd Bank Ltd. (Banks)(a)(b) ...... 172
26,540 Info Edge India Ltd. (Interactive Media &
Services) .................... 274
152,060
Infosys Ltd. (IT Services) ............ 2,051
12,411 InterGlobe Aviation Ltd. (Passenger
Airlines)(b) .................. 524
175,894
ITC Ltd. (Tobacco) ................. 538
5,178
Jindal Stainless Ltd. (Metals & Mining) .. 39
197,990 Jio Financial Services Ltd. (Financial
Services) .................... 473
17,235 JSW Energy Ltd. (Independent Power and
Renewable Electricity Producers)(b) 86
5,422 Jubilant Foodworks Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 25
17,767 Kalyan Jewellers India Ltd. (Textiles,
Apparel & Luxury Goods)(b) ..... 71
277,251
Kotak Mahindra Bank Ltd. (Banks)(b) ... 1,044
35,447 Larsen & Toubro Ltd. (Construction &
Engineering)(b) ............... 1,318
20,661 Lodha Developers Ltd. (Real Estate
Management & Development)(b) .. 149
47,902 Mahindra & Mahindra Ltd. (Automobiles)
(b) ........................ 1,503
6,779
Maruti Suzuki India Ltd. (Automobiles) .. 889
41,140 Max Healthcare Institute Ltd. (Health Care
Providers & Services)(b) ........ 422
2,469
Muthoot Finance Ltd. (Consumer Finance) 83
10,754
Nestle India Ltd. (Food Products) ...... 134
60,205 NHPC Ltd. (Independent Power and
Renewable Electricity Producers)(b) 47
468,093
NMDC Ltd. (Metals & Mining) ........ 381
242,379 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(b) 955
197,370 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 595
14,993 Oil India Ltd. (Oil, Gas & Consumable
Fuels) ...................... 75
16,778 One 97 Communications Ltd. (Financial
Services)(a)(b) ................ 171
607 Oracle Financial Services Software Ltd.
(Software) ................... 44
13,568
PB Fintech Ltd. (Insurance)(a)(b) ...... 206
2,264
Persistent Systems Ltd. (IT Services) .... 119
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
44,166
Pidilite Industries Ltd. (Chemicals) ..... $ 598
1,602
Polycab India Ltd. (Electrical Equipment)(b) 117
105,295 Power Finance Corp. Ltd. (Financial
Services) .................... 426
273,989 Power Grid Corp. of India Ltd. (Electric
Utilities) .................... 863
2,527 Prestige Estates Projects Ltd. (Real Estate
Management & Development) ..... 30
29,002 Rail Vikas Nigam Ltd. (Construction &
Engineering) ................. 77
84,438
REC Ltd. (Financial Services) ......... 275
279,182 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 4,015
130,845 Samvardhana Motherson International Ltd.
(Automobile Components)(b) ..... 147
30,301
SBI Life Insurance Co. Ltd. (Insurance)(b) 573
1,183 Shree Cement Ltd. (Construction Materials)
(b) ........................ 289
50,695 Shriram Finance Ltd. (Consumer Finance)
(b) ........................ 472
1,409 Siemens Energy India Ltd. (Electrical
Equipment) .................. 38
2,450
Siemens Ltd. (Industrial Conglomerates)(a) 77
793
Solar Industries India Ltd. (Chemicals) .. 102
1,907
SRF Ltd. (Chemicals) ............... 50
92,813
State Bank of India (Banks)(b) ........ 968
56,328 Sun Pharmaceutical Industries Ltd.
(Pharmaceuticals) ............. 1,054
1,450
Sundaram Finance Ltd. (Consumer Finance) 67
1,146
Supreme Industries Ltd. (Building Products) 46
570,140 Suzlon Energy Ltd. (Electrical Equipment)
(a)(b) ...................... 242
61,512 Swiggy Ltd. (Hotels, Restaurants & Leisure)
(a)(b) ...................... 171
44,580 Tata Consultancy Services Ltd. (IT Services)
(b) ........................ 1,123
15,228 Tata Consumer Products Ltd. (Food
Products) .................... 164
115,265
Tata Motors Ltd. (Machinery)(a) ....... 492
101,379 Tata Motors Passenger Vehicles Ltd.
(Automobiles)(b) .............. 321
420,400
Tata Steel Ltd. (Metals & Mining) ...... 863
11,283
Tech Mahindra Ltd. (IT Services) ...... 168
22,009 The Indian Hotels Co. Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 134
3,560 The Phoenix Mills Ltd. (Real Estate
Management & Development)(b) .. 57
34,381
The Tata Power Co. Ltd. (Electric Utilities) 138
20,927 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 879
7,846
Torrent Power Ltd. (Electric Utilities) ... 109
11,512
Trent Ltd. (Specialty Retail) .......... 405
8,326 Tube Investments of India Ltd. (Automobile
Components) ................. 223
5,502
TVS Motor Co. Ltd. (Automobiles) ..... 198

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
6,993 UltraTech Cement Ltd. (Construction
Materials) ................... $ 799
37,293
United Spirits Ltd. (Beverages) ........ 479
5,501
UPL Ltd. (Chemicals) ............... 33
51,325
Varun Beverages Ltd. (Beverages)(b) .... 210
76,460
Vedanta Ltd. (Metals & Mining) ....... 536
37,690 Vishal Mega Mart Ltd. (Broadline Retail)(a)
(b) ........................ 42
611,114 Vodafone Idea Ltd. (Wireless
Telecommunication Services)(a)(b) . 55
4,646
Voltas Ltd. (Construction & Engineering) . 63
2,375 WAAREE Energies Ltd. (Semiconductors &
Semiconductor Equipment) ....... 78
166,280
Wipro Ltd. (IT Services)(b) ........... 335
1,074,947
Yes Bank Ltd. (Banks)(a) ............ 197
77,020
Indonesia — 0.59%
599,600 PT Amman Mineral Internasional (Metals &
Mining)(a) ................... 173
1,361,800 PT Astra International Tbk (Industrial
Conglomerates) ............... 503
2,862,185
PT Bank Central Asia Tbk (Banks) ..... 1,105
801,100
PT Bank Mandiri Persero Tbk (Banks) ... 225
3,488,200 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 697
1,079,604
PT Barito Pacific Tbk (Chemicals)(a) .... 87
388,500 PT Barito Renewables Energy Tbk
(Independent Power and Renewable
Electricity Producers)(a) ......... 120
2,599,300 PT Bumi Resources Minerals Tbk (Metals &
Mining)(a) ................... 114
375,000
PT Chandra Asri Pacific Tbk (Chemicals) . 105
1,080,300 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 261
49,900 PT Dian Swastatika Sentosa Tbk (Oil, Gas
& Consumable Fuels)(a) ......... 194
32,225,600 PT GoTo Gojek Tokopedia Tbk , Class A
(Broadline Retail)(a) ........... 97
986,300 PT Petrindo Jaya Kreasi Tbk (Oil, Gas &
Consumable Fuels) ............. 61
849,200 PT Sumber Alfaria Trijaya Tbk (Consumer
Staples Distribution & Retail) ..... 75
2,435,950 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(b) .................. 439
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 117
4,373
Ireland (Republic of) — 0.44%
31,812 PDD Holdings, Inc., ADR (Broadline Retail)
(a) ........................ 3,251
Shares Security Description
Value
(000)
Common Stocks (continued)
Kazakhstan — 0.00%
38,369 Solidcore Resources PLC (Metals &
Mining)(a)(c) ................. $ —
Korea, Republic of — 0.55%
1,988
Alteogen , Inc. (Biotechnology) ........ 451
1,156
APR Corp. (Personal Care Products) .... 264
1,306 Hanjin Kal Corp. (Hotels, Restaurants &
Leisure) .................... 97
1,960 Hanmi Semiconductor Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 339
2,961 Hanwha Systems Co. Ltd. (Aerospace &
Defense) .................... 232
1,938 HD Hyundai Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. 325
1,146 HD Hyundai Electric Co. Ltd. (Electrical
Equipment) .................. 649
1,703 HD Hyundai Heavy Industries Co. Ltd.
(Machinery) ................. 546
467 HD Hyundai Marine Solution Co. Ltd.
(Machinery) ................. 58
893
HYBE Co. Ltd. (Entertainment)(a) ..... 181
3,677
Hyundai Rotem Co. Ltd. (Machinery) ... 424
3,445 Meritz Financial Group, Inc. (Financial
Services)(a) .................. 261
202 Samsung Episholdings Co. Ltd.
(Biotechnology)(a) ............. 69
180
Samyang Foods Co. Ltd. (Food Products) 146
764 SK Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a)(b) ......... 48
4,090
Kuwait — 0.42%
286,999
Boubyan Bank KSCP (Banks) ......... 636
559,444
Kuwait Finance House KSCP (Banks) ... 1,458
75,937 Mabanee Co. KPSC (Real Estate
Management & Development) ..... 223
222,384
National Bank of Kuwait SAKP (Banks) . 660
112,614
Warba Bank KSCP (Banks) ........... 107
3,084
Luxembourg — 0.02%
2,313
Reinet Investments SCA (Capital Markets) 75
9,796 Zabka Group SA (Consumer Staples
Distribution & Retail)(a) ......... 59
134
Malaysia — 0.80%
241,900
AMMB Holdings Berhad (Banks) ...... 396
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... 44
109,100
CIMB Group Holdings Berhad (Banks)(b) 205
154,126 Gamuda Berhad (Construction &
Engineering) ................. 143

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Malaysia (continued)
218,200 IHH Healthcare Berhad (Health Care
Providers & Services) ........... $ 486
616,100
IOI Corp. Berhad (Food Products) ...... 646
378,796
Malayan Banking Berhad (Banks) ...... 1,067
221,100 Maxis Berhad (Wireless Telecommunication
Services)(b) .................. 197
15,300
Petronas Gas Bhd (Gas Utilities) ....... 68
273,300 Press Metal Aluminium Holdings Bhd
(Metals & Mining) ............. 544
983,500
Public Bank Bhd (Banks)(b) .......... 1,143
405,200
QL Resources Bhd (Food Products) ..... 371
347,200
SD Guthrie Bhd (Food Products) ....... 519
160,200
YTL Corp. Bhd (Multi-Utilities) ....... 68
92,280 YTL Power International Bhd (Multi-
Utilities) .................... 69
5,966
Mexico — 1.26%
862,065 America Movil SAB de CV, Class B
(Wireless Telecommunication
Services) .................... 1,096
712,108
Cemex SAB de CV (Construction Materials) 817
38,113
Coca-Cola Femsa SAB de CV (Beverages) 372
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(b) .......... 254
85,025 Fomento Economico Mexicano SAB de CV
(Beverages) .................. 939
3,542 Grupo Aeroportuario del Centro Norte
SAB de CV, Class B (Transportation
Infrastructure) ................ 51
19,755 Grupo Aeroportuario del Pacifico SAB
de CV, Class B (Transportation
Infrastructure) ................ 487
12,517 Grupo Aeroportuario del Sureste SAB
de CV, Class B (Transportation
Infrastructure) ................ 422
77,103 Grupo Bimbo SAB de CV, Class A (Food
Products) .................... 259
8,482 Grupo Carso SAB de CV, Series A1, Class
A1 (Industrial Conglomerates) .... 64
130,998 Grupo Financiero Banorte SAB de CV,
Class O (Banks) ............... 1,453
148,203 Grupo Mexico SAB de CV, Class B (Metals
& Mining) ................... 1,587
9,487 Industrias Penoles SAB de CV (Metals &
Mining)(a) ................... 422
203,136 Kimberly-Clark de Mexico SAB de CV,
Class A (Household Products) ..... 481
58,663 Prologis Property Mexico SA de CV
(Industrial REITs)(b) ........... 256
102,503 Sigma Foods SAB de CV, Class A (Food
Products) .................... 102
Shares Security Description
Value
(000)
Common Stocks (continued)
Mexico (continued)
94,863 Wal-Mart de Mexico SAB de CV
(Consumer Staples Distribution &
Retail) ...................... $ 308
9,370
Netherlands — 0.29%
23,686
JBS N.V., Class A (Food Products)(a) ... 425
23,068 NEPI Rockcastle N.V. (Real Estate
Management & Development)(a)(b) 185
33,550
Prosus N.V. (Broadline Retail)(a)(b) .... 1,554
2,164
Peru — 0.19%
8,265 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 298
3,247
Credicorp Ltd. (Banks) .............. 1,101
1,399
Philippines — 0.19%
393,000 Ayala Land, Inc. (Real Estate Management
& Development)(b) ............ 105
40,710 International Container Terminal Services,
Inc. (Transportation Infrastructure)(b) 462
22,670 Jollibee Foods Corp. (Hotels, Restaurants &
Leisure) .................... 66
360,043
Metropolitan Bank & Trust Co. (Banks) .. 376
8,360 PLDT, Inc. (Wireless Telecommunication
Services) .................... 179
24,493 SM Investments Corp. (Industrial
Conglomerates) ............... 250
1,438
Poland — 0.68%
34,273
Allegro.eu SA (Broadline Retail)(a)(b) ... 246
2,219
Asseco Poland SA (Software) ......... 102
11,168
Bank Polska Kasa Opieki SA (Banks)(b) . 662
421 Budimex SA (Construction & Engineering)
(b) ........................ 76
3,287
CD Projekt SA (Entertainment) ........ 212
24,800 Dino Polska SA (Consumer Staples
Distribution & Retail)(a)(b) ...... 224
5,650 KGHM Polska Miedz SA (Metals &
Mining)(a) ................... 413
50
LPP SA (Textiles, Apparel & Luxury Goods) 303
184
mBank SA (Banks)(a) ............... 54
28,478
ORLEN SA (Oil, Gas & Consumable Fuels) 1,032
62,776 PGE Polska Grupa Energetyczna SA
(Electric Utilities)(a) ........... 178
44,998 Powszechna Kasa Oszczednosci Bank
Polski SA (Banks) ............. 1,064
28,575 Powszechny Zaklad Ubezpieczen SA
(Insurance)(b) ................ 498
5,064

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Qatar — 0.41%
548,684
Al Rayan Bank (Banks) ............. $ 329
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... 137
185,247 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 56
121,012 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 481
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 171
110,312
Qatar Islamic Bank QPSC (Banks) ..... 689
191,806
Qatar National Bank QPSC (Banks) ..... 898
262,564
The Commercial Bank PSQC (Banks) ... 308
3,069
Russia — 0.00%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(a)(c) ......... —
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
766,486 Moscow Exchange MICEX-RTS PJSC
(Capital Markets)(a)(c) .......... —
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
37,340
Polyus PJSC (Metals & Mining)(a)(c) ... —
357,956
Sberbank of Russia PJSC (Banks)(a)(c) .. —
113,164 Severstal PAO, GDR (Metals & Mining)(a)
(c) ........................ —
125,880 Tatneft PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
7,712
T- Tekhnologii MKPAO, GDR (Banks)(a)(c) —
162,920
VTB Bank PJSC (Banks)(a)(c) ........ —
—
Saudi Arabia — 2.02%
7,910 ACWA Power Co. (Independent Power and
Renewable Electricity Producers)(a) 367
7,737 Ades Holding Co. (Energy Equipment &
Services) .................... 37
92,929
Al Rajhi Bank (Banks) .............. 2,648
60,828
Alinma Bank (Banks) ............... 471
21,681
Almarai Co. JSC (Food Products) ...... 253
39,306
Bank AlBilad (Banks) ............... 287
92,749
Banque Saudi Fransi (Banks) ......... 495
6,816 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 325
45,353 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(a) .............. 220
4,588 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... 315
1,587
Elm Co. (IT Services) ............... 228
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
10,430 Etihad Etisalat Co. (Wireless
Telecommunication Services) ..... $ 182
27,800 Jabal Omar Development Co. (Hotels,
Restaurants & Leisure)(a) ........ 119
13,316
Jarir Marketing Co. (Specialty Retail) ... 50
7,853 Makkah Construction & Development
Co. (Real Estate Management &
Development) ................ 178
75,321
Riyad Bank (Banks) ................ 597
17,517
SABIC Agri-Nutrients Co. (Chemicals) .. 673
2,682 SAL Saudi Logistics Services (Air Freight
& Logistics) ................. 119
69,896 Saudi Arabian Mining Co. (Metals &
Mining)(a) ................... 1,208
223,723 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels)(b) .......... 1,620
56,792
Saudi Awwal Bank (Banks)(b) ......... 568
49,889
Saudi Basic Industries Corp. (Chemicals) . 797
5,440 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... 201
103,456 Saudi Telecom Co. (Diversified
Telecommunication Services) ..... 1,173
7,563 The Co. for Cooperative Insurance
(Insurance) .................. 260
139,474
The Saudi National Bank (Banks) ...... 1,575
14,966
Singapore — 0.19%
28,350 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 1,401
South Africa — 2.03%
37,547
Absa Group Ltd. (Banks) ............ 541
29,107 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 701
28,369 Bidvest Group Ltd. (Industrial
Conglomerates) ............... 382
4,054
Capitec Bank Holdings Ltd. (Banks) .... 996
1,981 Clicks Group Ltd. (Consumer Staples
Distribution & Retail)(b) ........ 34
34,726
Discovery Ltd. (Insurance)(b) ......... 510
250,766
FirstRand Ltd. (Financial Services) ..... 1,284
41,150
Gold Fields Ltd. (Metals & Mining)(b) .. 1,893
25,759 Harmony Gold Mining Co. Ltd. (Metals &
Mining) ..................... 394
40,774 Impala Platinum Holdings Ltd. (Metals &
Mining) ..................... 580
81,534 MTN Group Ltd. (Wireless
Telecommunication Services)(b) ... 952
49,090
Naspers Ltd., Class N (Broadline Retail) . 2,541
20,893
Nedbank Group Ltd. (Banks)(b) ....... 330
16,220 Northam Platinum Holdings Ltd. (Metals &
Mining) ..................... 331
179,200
Pepkor Holdings Ltd. (Specialty Retail)(b) 241
15,002
Remgro Ltd. (Financial Services) ...... 167

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
South Africa (continued)
34,236
Sanlam Ltd. (Insurance)(b) ........... $ 180
30,208
Sasol Ltd. (Chemicals)(a) ............ 399
9,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 161
132,272
Sibanye Stillwater Ltd. (Metals & Mining) 406
57,035
Standard Bank Group Ltd. (Banks) ..... 1,033
12,097
Valterra Platinum Ltd. (Metals & Mining) 1,017
15,073
South Korea — 10.14%
1,319 Amorepacific Corp. (Personal Care
Products) .................... 122
7,102
Celltrion , Inc. (Biotechnology)(b) ...... 950
2,314
DB Insurance Co. Ltd. (Insurance)(b) ... 260
377
Doosan Co. Ltd. (Industrial Conglomerates) 274
20,373 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. 1,281
2,331
Ecopro BM Co. Ltd. (Electrical Equipment) 305
4,611
Ecopro Co. Ltd. (Electrical Equipment)(a) 445
14,221
Hana Financial Group, Inc. (Banks) ..... 1,037
2,925 Hankook Tire & Technology Co. Ltd.
(Automobile Components) ....... 108
1,522 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense) .................... 1,298
6,532
Hanwha Ocean Co. Ltd. (Machinery)(a)(b) 538
1,984 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery) .. 460
5,268 HLB, Inc. (Health Care Equipment &
Supplies)(a) .................. 174
15,344
HMM Co. Ltd. (Marine Transportation) .. 201
251 Hyosung Heavy Industries Corp. (Electrical
Equipment) .................. 424
3,701 Hyundai Engineering & Construction Co.
Ltd. (Construction & Engineering) .. 361
1,321 Hyundai Glovis Co. Ltd. (Air Freight &
Logistics) ................... 188
2,758 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 712
5,635
Hyundai Motor Co. (Automobiles) ..... 1,736
1,647 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 258
2,129 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 337
11,325
Industrial Bank of Korea (Banks) ...... 164
14,374 Kakao Corp. (Interactive Media & Services)
(b) ........................ 444
11,697
KakaoBank Corp. (Banks) ........... 191
17,612
KB Financial Group, Inc. (Banks) ...... 1,729
10,785
Kia Corp. (Automobiles) ............ 1,065
2,874 Korea Aerospace Industries Ltd. (Aerospace
& Defense) .................. 325
11,761 Korea Electric Power Corp. (Electric
Utilities) .................... 334
1,214 Korea Investment Holdings Co. Ltd.
(Capital Markets) .............. 169
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
1,272
Krafton , Inc. (Entertainment)(a) ....... $ 218
4,968
KT&G Corp. (Tobacco)(b) ........... 534
5,615
LG Chem Ltd. (Chemicals) ........... 1,148
7,266
LG Corp. (Industrial Conglomerates)(b) .. 411
18,775 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 138
4,131
LG Electronics, Inc. (Household Durables) 300
2,191 LG Energy Solution Ltd. (Electrical
Equipment)(a) ................ 600
564 LIG Nex1 Co. Ltd. (Aerospace & Defense)
(b) ........................ 233
742
LS Electric Co. Ltd. (Electrical Equipment) 371
9,727 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... 412
6,311 NAVER Corp. (Interactive Media &
Services) .................... 859
1,796 POSCO Future M Co. Ltd. (Electrical
Equipment) .................. 248
3,634
POSCO Holdings, Inc. (Metals & Mining) 818
2,263 Posco International Corp. (Trading
Companies & Distributors) ....... 106
527 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(a)(b) ......... 540
15,245 Samsung C&T Corp. (Industrial
Conglomerates) ............... 2,672
2,595 Samsung Electro-Mechanics Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 744
213,358 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 24,963
37,021 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 2,989
1,502 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 450
32,621 Samsung Heavy Industries Co. Ltd.
(Machinery)(a) ............... 547
3,923 Samsung Life Insurance Co. Ltd.
(Insurance) .................. 566
2,866 Samsung SDI Co. Ltd. (Electronic
Equipment, Instruments &
Components)(a) ............... 794
948
Samsung SDS Co. Ltd. (IT Services) .... 96
23,239
Shinhan Financial Group Co. Ltd. (Banks) 1,385
24,632 SK hynix , Inc. (Semiconductors &
Semiconductor Equipment) ....... 13,980
3,140 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. 231
4,192 SK Square Co. Ltd. (Industrial
Conglomerates)(a) ............. 1,381
2,407 SK Telecom Co. Ltd. (Wireless
Telecommunication Services) ..... 125
5,031
SK, Inc. (Industrial Conglomerates) ..... 1,034
10,357
Woori Financial Group, Inc. (Banks) .... 227
3,195
Yuhan Corp. (Pharmaceuticals) ........ 204
75,214

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan — 14.54%
23,000 Accton Technology Corp. (Communications
Equipment) .................. $ 1,135
6,000 Advantech Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 62
5,904
Airtac International Group (Machinery) .. 188
4,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... 326
153,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 1,692
243,971 Asia Cement Corp. (Construction Materials)
(b) ........................ 267
15,000 Asia Vital Components Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. 991
1,000 ASPEED Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 345
33,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 580
8,000
Bizlink Holding, Inc. (Electrical Equipment) 459
55,000 Caliway Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a) ........... 154
33,000 Catcher Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 195
304,000 Cathay Financial Holding Co. Ltd.
(Insurance) .................. 680
32,640 Chailease Holding Co. Ltd. (Financial
Services) .................... 113
18,000 Chroma ATE, Inc. (Electronic Equipment,
Instruments & Components) ...... 864
229,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services) ..... 955
271,000 Compal Electronics, Inc. (Technology
Hardware, Storage & Peripherals) .. 236
621,000 CTBC Financial Holding Co. Ltd. (Banks)
(b) ........................ 1,009
88,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 3,969
39,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 170
391,500
E.Sun Financial Holding Co. Ltd. (Banks) 389
14,000 Elite Material Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,195
3,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 255
77,000
Eva Airways Corp. (Passenger Airlines) .. 83
53,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 334
147,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services)(b) .................. 425
176,300
First Financial Holding Co. Ltd. (Banks) . 157
121,000 Formosa Chemicals & Fibre Corp.
(Chemicals) .................. 173
126,000
Formosa Plastics Corp. (Chemicals) ..... 183
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
8,800 Fortune Electric Co. Ltd. (Electrical
Equipment) .................. $ 225
386,997 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,060
29,000 Gigabyte Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 208
4,000 Global Unichip Corp. (Semiconductors &
Semiconductor Equipment) ....... 283
14,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 191
14,000 Gold Circuit Electronics Ltd. (Electronic
Equipment, Instruments &
Components) ................. 395
564,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 3,448
4,000 Hon. Precision, Inc. (Semiconductors &
Semiconductor Equipment) ....... 443
15,000
Hotai Motor Co. Ltd. (Specialty Retail) .. 230
202,990 Hua Nan Financial Holdings Co. Ltd.
(Banks) ..................... 213
379,671 Innolux Corp. (Electronic Equipment,
Instruments & Components) ...... 291
12,000 International Games System Co. Ltd.
(Entertainment) ............... 287
150,000 Inventec Corp. (Technology Hardware,
Storage & Peripherals) .......... 192
4,000 Jentech Precision Industrial Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 503
957,340
KGI Financial Holding Co. Ltd. (Insurance) 588
3,000 King Slide Works Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 311
50,000 King Yuan Electronics Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 428
5,000 Largan Precision Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 343
92,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 424
4,000 Lotes Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 267
68,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... 3,308
1,067,475
Mega Financial Holding Co. Ltd. (Banks) 1,296
242,000
Nan Ya Plastics Corp. (Chemicals) ...... 579
33,000 Novatek Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 398
129,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... 313
14,426
PharmaEssentia Corp. (Biotechnology) .. 277
124,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,116
18,000 Realtek Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 274

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
447,424 SinoPac Financial Holdings Co. Ltd.
(Banks) ..................... $ 434
77,250 Taiwan Cooperative Financial Holding Co.
Ltd. (Banks) ................. 57
141,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services) ..... 482
1,111,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 64,264
450,110 TCC Group Holdings Co. Ltd. (Construction
Materials) ................... 328
51,000 Teco Electric and Machinery Co. Ltd.
(Electrical Equipment) .......... 100
470,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. 577
1,154,104
TS Financial Holding Co. Ltd. (Banks) .. 849
60,736 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. 889
64,000 Uni-President Enterprises Corp. (Food
Products) .................... 143
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 896
58,000 Vanguard International Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 215
15,000
Wan Hai Lines Ltd. (Marine Transportation) 36
139,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 553
5,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(b) ........ 538
76,212 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 602
93,000 Yang Ming Marine Transport Corp. (Marine
Transportation) ............... 153
607,087 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 863
39,000 Zhen Ding Technology Holding Ltd.
(Electronic Equipment, Instruments &
Components) ................. 261
107,715
Thailand — 0.68%
66,900 Advanced Info Service PCL, Class F
(Wireless Telecommunication
Services) .................... 765
203,800 Airports of Thailand PCL, Class F
(Transportation Infrastructure) ..... 325
117,800 Bangkok Dusit Medical Services PCL -
NVDR (Health Care Providers &
Services) .................... 67
23,100 Bumrungrad Hospital PCL - NVDR (Health
Care Providers & Services) ....... 115
44,100 Charoen Pokphand Foods PCL - NVDR
(Food Products) ............... 28
108,500 CP ALL PCL - NVDR (Consumer Staples
Distribution & Retail) ........... 151
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand (continued)
144,100 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. $ 1,172
263,202 Gulf Development PCL, Class F
(Independent Power and Renewable
Electricity Producers) ........... 479
29,803 Gulf Development PCL - NVDR, Class R
(Independent Power and Renewable
Electricity Producers) ........... 54
346,800
Krung Thai Bank PCL, Class F (Banks) .. 371
344,000 Minor International PCL, Class F (Hotels,
Restaurants & Leisure) .......... 229
104,375 PTT Exploration & Production PCL, Class F
(Oil, Gas & Consumable Fuels) .... 504
260,400
PTT PCL (Oil, Gas & Consumable Fuels) 276
45,800
SCB X PCL (Banks) ................ 201
19,800 The Siam Cement PCL - NVDR
(Construction Materials) ......... 126
362,200 True Corp PCL, Class R (Diversified
Telecommunication Services) ..... 159
5,022
Turkey — 0.31%
159,726
Akbank TAS (Banks) ............... 239
69,432 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... 499
27,356 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 422
315,062 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining) ............. 202
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining)(a) .. —
37,262 KOC Holding A/S (Industrial
Conglomerates) ............... 164
22,507
Turk Hava Yollari AO (Passenger Airlines) 150
54,686 Turkcell Iletisim Hizmetleri AS (Wireless
Telecommunication Services) ..... 131
53,765 Turkiye Petrol Rafinerileri AS (Oil, Gas &
Consumable Fuels) ............. 312
239,232
Yapi ve Kredi Bankasi AS (Banks)(a) ... 179
2,298
United Arab Emirates — 0.86%
193,564
Abu Dhabi Commercial Bank PJSC (Banks) 661
34,021
Abu Dhabi Islamic Bank PJSC (Banks) .. 196
157,883 Abu Dhabi National Oil Co. for Distribution
PJSC (Specialty Retail)(b) ....... 164
69,985 ADNOC Drilling Co. PJSC (Energy
Equipment & Services)(b) ....... 99
101,455 Adnoc Gas PLC (Oil, Gas & Consumable
Fuels)(b) .................... 89
94,477
Air Arabia PJSC (Passenger Airlines) .... 105
189,948 Aldar Properties PJSC (Real Estate
Management & Development)(a) ... 411
59,352 Dubai Electricity & Water Authority PJSC
(Multi-Utilities) ............... 44

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Arab Emirates (continued)
302,343
Dubai Islamic Bank PJSC (Banks)(a) .... $ 613
30,986 Emaar Development PJSC (Real Estate
Management & Development) ..... 117
311,686 Emaar Properties PJSC (Real Estate
Management & Development) ..... 1,020
52,445
Emirates NBD Bank PJSC (Banks) ..... 395
186,697 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... 964
286,780
First Abu Dhabi Bank PJSC (Banks) .... 1,361
122,403 Salik Co. PJSC (Transportation
Infrastructure) ................ 172
6,411
United Kingdom — 0.31%
23,277
Anglogold Ashanti PLC (Metals & Mining) 2,324
United States — 0.22%
39,800 BeOne Medicines Ltd., Class H
(Biotechnology)(a) ............. 893
4,494 Legend Biotech Corp., ADR
(Biotechnology)(a) ............. 81
3,928
Southern Copper Corp. (Metals & Mining) 676
1,650
Total Common Stocks (cost $302,257 ) .. 497,312
Preferred Stock — 0.00%
India — 0.00%
22,008
TVS Motor Co. Ltd., 6.00% (Automobiles) 2
Total Preferred Stock (cost $2 ) ....... 2
Investment Companies — 32.42%
International Equity Funds — 29.58%
699,855
Aberdeen Asia Focus PLC ........... 3,460
20,495
Aberdeen India Fund, Inc. ............ 232
279,081
Aberdeen New India Investment Trust PLC 2,373
428,928 abrdn Emerging Markets ex China Fund,
Inc. ........................ 3,127
458,848
Baillie Gifford China Growth Trust PLC . 1,797
39,266 Barings Emerging EMEA Opportunities
PLC ....................... 387
537,690
BlackRock Frontiers Investment Trust PLC 1,210
166,281 BlackRock Latin American Investment Trust
PLC ....................... 1,002
665,296
Fidelity China Special Situations PLC ... 2,490
319,341
Fidelity Emerging Markets Ltd. ........ 4,755
465,332
INVESCO Asia Dragon Trust PLC ..... 2,571
5,515 iShares MSCI Emerging Markets ex China
ETF ....................... 434
279,700
iShares MSCI India ETF ............. 13,101
16,250
iShares MSCI South Korea ETF ....... 1,999
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
30,478
iShares MSCI Taiwan ETF ........... $ 2,161
15,733
iShares MSCI Taiwan UCITS ETF ..... 2,067
22,916
JPMorgan Asia Growth & Income PLC .. 145
641,171
JPMorgan China Growth & Income ..... 2,356
2,941,841 JPMorgan Emerging Markets Growth &
Income PLC ................. 5,496
47,711
JPMorgan India Growth & Income PLC .. 517
492,678
Mobius Investment Trust PLC ......... 913
133,657
Morgan Stanley China A Share Fund, Inc. 2,339
21,793
Morgan Stanley India Investment Fund, Inc. 448
395,286
Pacific Assets Trust PLC ............. 1,885
212,796
Pacific Horizon Investment Trust PLC ... 2,426
585,491
Schroder AsiaPacific Fund PLC ........ 5,162
449,661 Scottish Oriental Smaller Companies Trust
PLC ....................... 1,495
374,957
Templeton Dragon Fund, Inc. ......... 3,978
110,473
Templeton Emerging Markets Fund ..... 1,932
4,183,490 Templeton Emerging Markets Investment
Trust PLC ................... 13,750
94,213
The Korea Fund, Inc. ............... 4,230
39,134
The Mexico Equity and Income Fund, Inc. 505
110,082
The Mexico Fund, Inc. .............. 2,304
116,074
The Taiwan Fund, Inc. .............. 7,631
890,830
The Utilico Emerging Markets Trust PLC . 3,224
488,440
Vanguard FTSE Europe ETF .......... 40,261
385,079
VinaCapital Vietnam Opportunity Fund Ltd. 2,298
1,235
Weiss Korea Opportunity Fund Ltd. (c) ... —
2,232,746 Xtrackers Harvest CSI 300 China A-Shares
ETF ....................... 72,876
219,337
International Fixed Income — 0.24%
124,763
Aberdeen Asian Income Fund Ltd. ...... 437
583,050 JPMorgan Emerging Markets Dividend
Income PLC ................. 1,334
1,771
Money Market Funds — 2.60%
19,254,833 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.55%(d) .................... 19,255
19,255
Total Investment Companies (cost
$205,810 ) ....................... 240,363
Total Investments (cost $508,069 ) —
99.50% ..................... 737,677
Other assets in excess of liabilities —
0.50% ...................... 3,744
Net Assets - 100.00% .............. $ 741,421

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2026 .
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2026.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust
The Emerging Markets Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ............................................................................................................................... 0.80% 66.28% — 67.08%
Preferred Stock ................................................................................................................................. — — — — %
Investment Companies ..................................................................................................................... 12.80% 0.07% 19.55% 32.42%
Other Assets (Liabilities) ................................................................................................................. 0.06% 0.27% 0.17% 0.50%
Total Net Assets .......................................................................................................................... 13.66% 66.62% 19.72% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2026 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI Emerging Markets Index Future .......... 319 6/18/26 $ 23,201 $ (648)
$ 23,201 $ (648)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (648)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (648)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
102
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.18%
$ 100 American Express Credit Account Master Trust, Series 2025-2, Class A ........ 4.28 4/15/30 $ 100
120 American Express Credit Account Master Trust, Series 2025-3, Class A ........ 4.51 4/15/32 121
100 American Express Credit Account Master Trust, Series 2024-1, Class A ........ 5.23 4/15/29 101
100 BA Credit Card Trust, Series 2024-A1, Class A .......................... 4.93 5/15/29 101
155 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2 .......... 1.39 7/15/30 146
100 Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A ........... 3.92 9/15/29 100
125 Carmax Auto Owner Trust, Series 2025-1, Class A4, Callable 11/15/28 @ 100.00 . 4.95 8/15/30 127
100 Chase Issuance Trust, Series 2024-A2, Class A .......................... 4.63 1/15/31 101
50 CNH Equipment Trust, Series 2024-C, Class A3, Callable 5/15/29 @ 100.00 .... 4.03 1/15/30 50
100 Ford Credit Auto Owner Trust, Series 2024-C, Class A4, Callable 8/15/28 @ 100.00 4.11 7/15/30 100
150 Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A .......... 4.06 11/15/30 149
50 GM Financial Automobile Leasing Trust, Series 2025-3, Class A3, Callable 12/20/27
@ 100.00 ................................................ 4.17 8/21/28 50
100 GM Financial Automobile Leasing Trust, Series 2025-3, Class A4, Callable 12/20/27
@ 100.00 ................................................ 4.20 8/20/29 100
60 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B,
Callable 12/16/26 @ 100.00 ................................... 5.03 9/18/28 60
200 Harley-Davidson Motorcycle Trust, Series 2024-A, Class A4, Callable 11/15/27 @
100.00 ................................................... 5.29 12/15/31 203
110 Honda Auto Receivables Owner Trust, Series 2023-3, Class A4, Callable 12/18/26 @
100.00 ................................................... 5.30 12/18/29 111
200 Hyundai Auto Receivables Trust, Series 2025-C, Class A3, Callable 8/15/29 @
100.00 ................................................... 3.88 4/15/30 199
110 Mercedes-Benz Auto Lease Trust, Series 2025-A, Class A4, Callable 5/15/28 @
100.00 ................................................... 4.69 2/18/31 111
220 Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, Callable 8/15/29
@ 100.00 ................................................ 4.17 4/15/30 221
160 Synchrony Card Funding LLC, Series 2024-A1, Class A ................... 5.04 3/15/30 161
100 Synchrony Card Issuance Trust, Series 2025-A3, Class A ................... 4.06 11/15/31 100
215 Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, Callable 1/15/28 @
100.00 ................................................... 4.77 4/16/29 217
25 Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4, Callable 5/15/28 @
100.00 ................................................... 4.83 11/15/29 25
250 Verizon Master Trust, Series 2024-6, Class A1A, Callable 8/20/27 @ 100.00 ..... 4.17 8/20/30 251
120 Verizon Master Trust, Series 2025-1, Class A, Callable 1/20/28 @ 100.00 ....... 4.71 1/21/31 121
200 Volkswagen Auto Lease Trust, Series 2025-A, Class A3, Callable 11/20/27 @ 100.00 4.50 6/20/28 201
100 World Omni Auto Receivables Trust, Series 2025-A, Class A4, Callable 4/15/28 @
100.00 ................................................... 4.86 11/15/30 101
Total Asset Backed Securities (cost $3,433) ........................... 3,428
Collateralized Mortgage-Backed Securities — 0.68%
150 BANK, Series 2020-BN26, Class A4, Callable 3/15/30 @ 100.00 ............. 2.40 3/15/63 137
300 BANK, Series 2021-BN37, Class A5, Callable 11/15/31 @ 100.00 ............ 2.62(a) 11/15/64 267
120 BANK, Series 2019-BN21, Class A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 112
100 BANK, Series 2019-BN19, Class A3, Callable 7/15/29 @ 100.00 ............. 3.18 8/15/61 95
300 BANK, Series 2018-BN10, Class A5, Callable 2/15/28 @ 100.00 ............. 3.69 2/15/61 295
100 BANK, Series 2019-BN17, Class A4, Callable 4/15/29 @ 100.00 ............. 3.71 4/15/52 98
175 BANK, Series 2022-BNK41, Class A4 ................................ 3.79(a) 4/15/65 166
100 BANK, Series 2019-BN16, Class AS, Callable 2/15/29 @ 100.00 ............ 4.27 2/15/52 98
25 BANK, Series 2024-5YR12, Class A2, Callable 12/15/29 @ 100.00 ........... 5.42 12/15/57 26
150 BANK, Series 2024-5YR8, Class AS, Callable 8/15/29 @ 100.00 ............ 6.38(a) 8/15/57 155
80 BBCMS Mortgage Trust, Series 2020-C7, Class AS, Callable 4/15/30 @ 100.00 .. 2.44 4/15/53 69
400 BBCMS Mortgage Trust, Series 2022-C15, Class A5, Callable 4/15/32 @ 100.00 . 3.66(a) 4/15/55 369
50 BBCMS Mortgage Trust, Series 2024-5C29, Class A3, Callable 9/15/29 @ 100.00 5.21 9/15/57 51
150 BBCMS Mortgage Trust, Series 2024-C28, Class A5, Callable 8/15/34 @ 100.00 . 5.40 9/15/57 154
60 BBCMS Mortgage Trust, Series 2023-C21, Class A5, Callable 9/15/33 @ 100.00 . 6.00(a) 9/15/56 64
125 BBCMS Mortgage Trust, Series 2023-C22, Class A5, Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 137

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 165 Benchmark Mortgage Trust, Series 2021-B25, Class ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 $ 156
110 Benchmark Mortgage Trust, Series 2020-IG1, Class AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 92
200 Benchmark Mortgage Trust, Series 2022-B33, Class A5, Callable 3/15/32 @ 100.00 3.46 3/15/55 183
260 Benchmark Mortgage Trust, Series 2019-B9, Class A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 254
200 Benchmark Mortgage Trust, Series 2018-B6, Class A4, Callable 10/10/28 @ 100.00 4.26 10/10/51 197
150 Benchmark Mortgage Trust, Series 2024-V8, Class A3, Callable 7/15/29 @ 100.00 6.19(a) 7/15/57 157
125 Benchmark Mortgage Trust, Series 2024-V11, Class AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 130
150 BMO Mortgage Trust, Series 2025-C11, Class ASB, Callable 2/15/35 @ 100.00 .. 5.68 2/15/58 157
125 BMO Mortgage Trust, Series 2025-C11, Class A5, Callable 2/15/35 @ 100.00 ... 5.69 2/15/58 130
286 BMO Mortgage Trust, Series 2024-5C4, Class A3, Callable 5/15/29 @ 100.00 ... 6.53(a) 5/15/57 299
115 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 104
160 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, Callable 12/15/29
@ 100.00 ................................................ 3.10 12/15/72 151
9 Fannie Mae-ACES, Series 2020-M52, Class A2 ......................... 1.32(a) 10/25/30 8
18 Fannie Mae-ACES, Series 2020-M14, Class A2 ......................... 1.78 5/25/30 16
181 Fannie Mae-ACES, Series 2020-M8, Class A2 .......................... 1.82 2/25/30 166
— Fannie Mae-ACES, Series 2017-M7, Class A2 .......................... 2.96(a) 2/25/27 —
137 Fannie Mae-ACES, Series 2022-M11, Class A2 ......................... 2.97(a) 10/25/27 135
82 Fannie Mae-ACES, Series 2017-M11, Class A2 ......................... 2.98 8/25/29 79
15 Fannie Mae-ACES, Series 2018-M1, Class A2 .......................... 2.99(a) 12/25/27 14
156 Fannie Mae-ACES, Series 2017-M12, Class A2 ......................... 3.07(a) 6/25/27 154
145 Fannie Mae-ACES, Series 2017-M15, Class ATS2 ....................... 3.16(a) 11/25/27 143
18 Fannie Mae-ACES, Series 2019-M5, Class A2 .......................... 3.27 2/25/29 17
23 Fannie Mae-ACES, Series 2018-M10, Class A2 ......................... 3.37(a) 7/25/28 23
227 Fannie Mae-ACES, Series 2018-M14, Class A2 ......................... 3.58(a) 8/25/28 224
149 Fannie Mae-ACES, Series 2019-M2, Class A2 .......................... 3.65(a) 11/25/28 147
100 Fannie Mae-ACES, Series 2023-M4, Class A2 .......................... 3.77(a) 9/25/32 97
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class
A2, Callable 5/25/30 @ 100.00 ................................. 1.31 5/25/30 18
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class
A2, Callable 7/25/30 @ 100.00 ................................. 1.38 7/25/30 22
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class
A2, Callable 8/25/30 @ 100.00 ................................. 1.41 8/25/30 267
320 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
A2, Callable 5/25/35 @ 100.00 ................................. 1.72 5/25/35 253
47 Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class
A1, Callable 10/25/29 @ 100.00 ................................ 1.78 10/25/29 45
415 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class
A2, Callable 1/25/31 @ 100.00 ................................. 2.07 1/25/31 377
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class
A2, Callable 9/25/31 @ 100.00 ................................. 2.10 9/25/31 179
165 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class
A2, Callable 3/25/29 @ 100.00 ................................. 2.12(a) 3/25/29 156
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class
AM, Callable 4/25/29 @ 100.00 ................................ 2.12 4/25/29 188
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class
A2 ..................................................... 2.13 11/25/31 89
310 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
A2, Callable 8/25/36 @ 100.00 ................................. 2.18 8/25/36 249
30 Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class
A1, Callable 6/25/29 @ 100.00 ................................. 2.26 6/25/29 29
163 Freddie Mac Multifamily Structured Pass Through Certificates, Series K143, Class
A1, Callable 4/25/32 @ 100.00 ................................. 2.71 4/25/55 153
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class
A2, Callable 10/25/34 @ 100.00 ................................ 2.86 10/25/34 66

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class
A2 ..................................................... 3.00(a) 6/25/32 $ 185
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class
A2, Callable 4/25/29 @ 100.00 ................................. 3.30 4/25/29 98
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class
A2 ..................................................... 3.51 3/25/29 295
243 Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class
A2 ..................................................... 3.77 12/25/28 240
170 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class
A2, Callable 11/25/32 @ 100.00 ................................ 3.78 11/25/32 164
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class
AM, Callable 12/25/32 @ 100.00 ............................... 3.82 12/25/32 72
350 Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class
A2, Callable 5/25/28 @ 100.00 ................................. 3.85 5/25/28 348
400 Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class
A2, Callable 8/25/28 @ 100.00 ................................. 3.90(a) 8/25/28 399
65 Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class
A2, Callable 9/25/28 @ 100.00 ................................. 3.92(a) 9/25/28 65
163 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-168, Class
A1, Callable 10/25/34 @ 100.00 ................................ 4.13 10/25/34 159
540 Freddie Mac Multifamily Structured Pass Through Certificates, Series K761, Class
A2, Callable 6/25/32 @ 100.00 ................................. 4.40(a) 6/25/32 542
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-171, Class
A2, Callable 6/25/35 @ 100.00 ................................. 4.40 6/25/35 148
175 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class
A2, Callable 3/25/30 @ 100.00 ................................. 4.41 3/25/30 176
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-165, Class
A2, Callable 9/25/34 @ 100.00 ................................. 4.49 9/25/34 50
140 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class
A2, Callable 5/25/34 @ 100.00 ................................. 5.00 5/25/34 144
275 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-162, Class
A2, Callable 12/25/33 @ 100.00 ................................ 5.15 12/25/33 286
200 GS Mortgage Securities Trust, Series 2019-GC42, Class A4, Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 189
100 GS Mortgage Securities Trust, Series 2020-GC45, Class AS, Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 93
25 GS Mortgage Securities Trust, Series 2018-GS9, Class A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 25
100 GS Mortgage Securities Trust, Series 2018-GS10, Class A5, Callable 7/10/28 @
100.00 ................................................... 4.16(a) 7/10/51 99
225 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 223
400 Morgan Stanley Capital I Trust, Series 2021-L7, Class A5, Callable 10/15/31 @
100.00 ................................................... 2.57 10/15/54 354
100 MSWF Commercial Mortgage Trust, Series 2023-1, Class A5, Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 105
100 UBS Commercial Mortgage Trust, Series 2018-C9, Class A4, Callable 4/15/28 @
100.00 ................................................... 4.12(a) 3/15/51 98
122 Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class A4, Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 116
20 Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 19
125 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 125
200 Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5, Callable
2/15/35 @ 100.00 .......................................... 5.65 2/15/58 208

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 100 Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class AS, Callable
1/15/30 @ 100.00 .......................................... 6.39(a) 1/15/58 $ 105
Total Collateralized Mortgage-Backed Securities (cost $13,343) ........... 12,747
U.S. Government Agency Mortgages — 11.30%
215 Fannie Mae, Pool #BQ3141 ....................................... 1.50 10/1/35 195
327 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 252
116 Fannie Mae, Pool #MA4310 ....................................... 1.50 4/1/41 97
364 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 280
332 Fannie Mae, Pool #MA4304 ....................................... 1.50 4/1/51 256
380 Fannie Mae, Pool #MA4354 ....................................... 1.50 6/1/51 293
272 Fannie Mae, Pool #MA4417 ....................................... 1.50 9/1/36 244
294 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 227
165 Fannie Mae, Pool #CB0711 ........................................ 1.50 6/1/51 128
347 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 270
138 Fannie Mae, Pool #MA4386 ....................................... 1.50 7/1/41 116
88 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 74
394 Fannie Mae, Pool #MA4397 ....................................... 1.50 8/1/51 304
286 Fannie Mae, Pool #MA4266 ....................................... 1.50 2/1/41 241
72 Fannie Mae, Pool #BT2055 ........................................ 1.50 3/1/37 65
245 Fannie Mae, Pool #CB0310 ....................................... 1.50 4/1/36 220
89 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 81
309 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 279
64 Fannie Mae, Pool #MA4286 ....................................... 1.50 3/1/41 54
12 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 11
375 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 288
33 Fannie Mae, Pool #FS2037 ........................................ 1.50 5/1/37 30
148 Fannie Mae, Pool #MA4302 ....................................... 1.50 4/1/36 134
192 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 174
17 Fannie Mae, Pool #MA4181 ....................................... 1.50 11/1/50 13
234 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 181
51 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 43
107 Fannie Mae, Pool #FM9249 ....................................... 1.50 10/1/41 90
226 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 204
9 Fannie Mae, Pool #BJ4362 ........................................ 2.00 11/1/32 8
360 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 292
336 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 277
296 Fannie Mae, Pool #FM6555 ....................................... 2.00 4/1/51 242
150 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 133
429 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 345
378 Fannie Mae, Pool #CB2840 ....................................... 2.00 2/1/52 310
220 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 179
194 Fannie Mae, Pool #FM5044 ....................................... 2.00 12/1/50 159
240 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 195
383 Fannie Mae, Pool #BK8461 ....................................... 2.00 1/1/51 311
374 Fannie Mae, Pool #CA8252 ....................................... 2.00 12/1/45 305
383 Fannie Mae, Pool #MA4158 ....................................... 2.00 10/1/50 311
417 Fannie Mae, Pool #CB3102 ....................................... 2.00 3/1/52 342
364 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 295
84 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 68
141 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 130
333 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 270
427 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 348
81 Fannie Mae, Pool #MA4155 ....................................... 2.00 10/1/35 75
165 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 153
220 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 203
15 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 13
6 Fannie Mae, Pool #AY4232 ....................................... 2.00 5/1/30 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 430 Fannie Mae, Pool #MA4413 ....................................... 2.00 9/1/51 $ 349
280 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 257
290 Fannie Mae, Pool #CA7799 ....................................... 2.00 11/1/50 235
324 Fannie Mae, Pool #MA4536 ....................................... 2.00 2/1/37 298
251 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 232
23 Fannie Mae, Pool #MA4333 ....................................... 2.00 5/1/41 20
380 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 309
383 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 313
408 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 331
341 Fannie Mae, Pool #CB1620 ....................................... 2.00 9/1/51 276
444 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 362
47 Fannie Mae, Pool #BU8781 ....................................... 2.00 4/1/37 44
272 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 222
107 Fannie Mae, Pool #MA4287 ....................................... 2.00 3/1/41 93
411 Fannie Mae, Pool #BQ5112 ....................................... 2.00 11/1/50 335
349 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 283
30 Fannie Mae, Pool #FM9724 ....................................... 2.00 11/1/36 28
339 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 275
100 Fannie Mae, Pool #FM5453 ....................................... 2.00 1/1/41 88
327 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 266
90 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 77
371 Fannie Mae, Pool #CA8933 ....................................... 2.00 2/1/51 304
85 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 74
245 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 227
296 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 241
330 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 269
272 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 250
328 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 267
17 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 13
5 Fannie Mae, Pool #AS0001 ........................................ 2.00 7/1/28 5
155 Fannie Mae, Pool #BQ5160 ....................................... 2.00 12/1/50 126
340 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 277
324 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 263
263 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 212
33 Fannie Mae, Pool #AS1058 ........................................ 2.00 11/1/28 32
315 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 274
125 Fannie Mae, Pool #BP6626 ........................................ 2.00 8/1/50 102
429 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 347
24 Fannie Mae, Pool #MA4093 ....................................... 2.00 8/1/40 21
32 Fannie Mae, Pool #MA4071 ....................................... 2.00 7/1/40 29
366 Fannie Mae, Pool #MA4378 ....................................... 2.00 7/1/51 297
228 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 185
189 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 155
18 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 15
231 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 187
5 Fannie Mae, Pool #CA0052 ....................................... 2.00 7/1/32 5
263 Fannie Mae, Pool #BR2176 ....................................... 2.00 7/1/36 242
214 Fannie Mae, Pool #MA4355 ....................................... 2.00 6/1/51 174
2 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 2
366 Fannie Mae, Pool #FM9441 ....................................... 2.00 4/1/51 298
211 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 171
339 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 276
358 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 293
272 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 251
117 Fannie Mae, Pool #MA4204 ....................................... 2.00 12/1/40 103
351 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 286
351 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 288
299 Fannie Mae, Pool #FM6852 ....................................... 2.00 5/1/51 246
387 Fannie Mae, Pool #CA9273 ....................................... 2.00 2/1/51 313

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 244 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 $ 198
279 Fannie Mae, Pool #MA4442 ....................................... 2.00 10/1/36 257
22 Fannie Mae, Pool #MA2906 ....................................... 2.00 2/1/32 21
172 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 141
373 Fannie Mae, Pool #FS1334 ........................................ 2.00 11/1/51 301
363 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 294
228 Fannie Mae, Pool #FS0355 ........................................ 2.00 9/1/51 183
21 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 21
216 Fannie Mae, Pool #FM3494 ....................................... 2.50 4/1/48 188
18 Fannie Mae, Pool #MA1210 ....................................... 2.50 10/1/27 18
23 Fannie Mae, Pool #AT2717 ........................................ 2.50 5/1/43 21
10 Fannie Mae, Pool #AO3019 ....................................... 2.50 5/1/27 10
289 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 245
373 Fannie Mae, Pool #CB2523 ....................................... 2.50 1/1/52 318
19 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 17
199 Fannie Mae, Pool #CA6304 ....................................... 2.50 7/1/50 170
20 Fannie Mae, Pool #AS8246 ........................................ 2.50 11/1/31 19
10 Fannie Mae, Pool #AS8437 ........................................ 2.50 12/1/36 9
196 Fannie Mae, Pool #MA4517 ....................................... 2.50 1/1/37 185
83 Fannie Mae, Pool #MA4099 ....................................... 2.50 8/1/35 78
203 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 172
10 Fannie Mae, Pool #MA2868 ....................................... 2.50 1/1/32 10
186 Fannie Mae, Pool #MA4210 ....................................... 2.50 12/1/50 157
41 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 40
370 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 314
340 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 293
153 Fannie Mae, Pool #CA7237 ....................................... 2.50 10/1/50 131
63 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 60
15 Fannie Mae, Pool #AS0513 ........................................ 2.50 8/1/43 13
377 Fannie Mae, Pool #FM9501 ....................................... 2.50 11/1/51 323
210 Fannie Mae, Pool #CA6075 ....................................... 2.50 6/1/50 180
277 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 237
193 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 163
349 Fannie Mae, Pool #CB1784 ....................................... 2.50 10/1/51 298
26 Fannie Mae, Pool #AS4946 ........................................ 2.50 5/1/30 26
421 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 354
35 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 30
18 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 18
17 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 14
361 Fannie Mae, Pool #FS0030 ........................................ 2.50 4/1/51 304
176 Fannie Mae, Pool #FM3027 ....................................... 2.50 12/1/46 154
170 Fannie Mae, Pool #CA8132 ....................................... 2.50 12/1/50 145
93 Fannie Mae, Pool #MA3246 ....................................... 2.50 1/1/33 90
380 Fannie Mae, Pool #CB1666 ....................................... 2.50 9/1/51 325
408 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 344
345 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 295
230 Fannie Mae, Pool #FM3878 ....................................... 2.50 7/1/50 199
330 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 280
376 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 318
32 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 29
6 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 5
7 Fannie Mae, Pool #MA3788 ....................................... 2.50 9/1/39 6
9 Fannie Mae, Pool #AS4660 ........................................ 2.50 3/1/30 9
13 Fannie Mae, Pool #MA3737 ....................................... 2.50 8/1/34 12
338 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 286
397 Fannie Mae, Pool #CA9289 ....................................... 2.50 2/1/51 334
6 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 6
162 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 138
213 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 180

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Fannie Mae, Pool #MA2888 ....................................... 2.50 1/1/47 $ 5
17 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 15
107 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 92
56 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 48
4 Fannie Mae, Pool #AS8172 ........................................ 2.50 10/1/36 4
255 Fannie Mae, Pool #MA4541 ....................................... 2.50 2/1/42 228
123 Fannie Mae, Pool #MA2730 ....................................... 2.50 8/1/46 107
86 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 73
204 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 176
45 Fannie Mae, Pool #FM3296 ....................................... 2.50 5/1/35 43
207 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 177
220 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 188
123 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 105
70 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 63
206 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 174
19 Fannie Mae, Pool #MA4016 ....................................... 2.50 5/1/40 18
31 Fannie Mae, Pool #MA3955 ....................................... 2.50 3/1/35 30
9 Fannie Mae, Pool #AZ6458 ....................................... 2.50 7/1/30 9
7 Fannie Mae, Pool #BJ3742 ........................................ 2.50 12/1/32 7
127 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 107
17 Fannie Mae, Pool #MA3217 ....................................... 2.50 12/1/32 16
28 Fannie Mae, Pool #AS8892 ........................................ 2.50 2/1/32 27
35 Fannie Mae, Pool #BE3032 ........................................ 2.50 1/1/32 34
24 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 21
43 Fannie Mae, Pool #MA4053 ....................................... 2.50 6/1/35 41
121 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 102
210 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 179
14 Fannie Mae, Pool #MA3282 ....................................... 2.50 2/1/33 13
59 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 56
21 Fannie Mae, Pool #BJ3944 ........................................ 2.50 1/1/33 20
4 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 4
22 Fannie Mae, Pool #MA3801 ....................................... 2.50 10/1/49 19
255 Fannie Mae, Pool #FM4309 ....................................... 2.50 9/1/50 215
55 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 53
211 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 180
25 Fannie Mae, Pool #AU6387 ....................................... 2.50 11/1/28 25
9 Fannie Mae, Pool #AU5334 ....................................... 2.50 11/1/28 9
229 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 194
15 Fannie Mae, Pool #CB2979 ....................................... 2.50 2/1/37 14
6 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 6
31 Fannie Mae, Pool #MA3896 ....................................... 2.50 1/1/35 29
16 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 14
326 Fannie Mae, Pool #CB1556 ....................................... 2.50 9/1/51 278
162 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 137
6 Fannie Mae, Pool #MA1511 ....................................... 2.50 7/1/33 5
10 Fannie Mae, Pool #MA1270 ....................................... 2.50 11/1/32 9
324 Fannie Mae, Pool #CB0415 ....................................... 2.50 5/1/51 274
30 Fannie Mae, Pool #MA3764 ....................................... 2.50 9/1/34 28
17 Fannie Mae, Pool #AU2619 ....................................... 2.50 8/1/28 17
18 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 15
4 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 4
8 Fannie Mae, Pool #MA3830 ....................................... 2.50 11/1/39 8
8 Fannie Mae, Pool #MA2087 ....................................... 3.00 11/1/34 7
8 Fannie Mae, Pool #AS3117 ........................................ 3.00 8/1/29 8
60 Fannie Mae, Pool #MA2833 ....................................... 3.00 12/1/46 54
29 Fannie Mae, Pool #MA1527 ....................................... 3.00 8/1/33 28
9 Fannie Mae, Pool #AS2312 ........................................ 3.00 5/1/29 9
31 Fannie Mae, Pool #AS8186 ........................................ 3.00 10/1/46 28
12 Fannie Mae, Pool #BK1015 ....................................... 3.00 2/1/33 11

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 54 Fannie Mae, Pool #BE1901 ........................................ 3.00 12/1/46 $ 49
4 Fannie Mae, Pool #AQ3223 ....................................... 3.00 11/1/27 4
112 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 100
5 Fannie Mae, Pool #MA2065 ....................................... 3.00 10/1/34 5
8 Fannie Mae, Pool #AW8295 ....................................... 3.00 8/1/29 8
93 Fannie Mae, Pool #AS7904 ........................................ 3.00 9/1/46 84
4 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 4
79 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 70
363 Fannie Mae, Pool #CB2755 ....................................... 3.00 2/1/52 323
59 Fannie Mae, Pool #MA3106 ....................................... 3.00 8/1/47 53
362 Fannie Mae, Pool #CB2756 ....................................... 3.00 2/1/52 321
90 Fannie Mae, Pool #MA2737 ....................................... 3.00 9/1/46 82
39 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 35
72 Fannie Mae, Pool #MA3082 ....................................... 3.00 7/1/47 65
12 Fannie Mae, Pool #MA2832 ....................................... 3.00 12/1/36 12
90 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 80
20 Fannie Mae, Pool #MA3331 ....................................... 3.00 4/1/48 18
80 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 72
14 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 13
108 Fannie Mae, Pool #BD2446 ....................................... 3.00 1/1/47 98
24 Fannie Mae, Pool #CA3754 ....................................... 3.00 6/1/34 23
61 Fannie Mae, Pool #AS8784 ........................................ 3.00 2/1/47 55
19 Fannie Mae, Pool #AS8438 ........................................ 3.00 12/1/36 18
5 Fannie Mae, Pool #AU7890 ....................................... 3.00 9/1/28 5
12 Fannie Mae, Pool #BJ2996 ........................................ 3.00 1/1/33 11
30 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 29
20 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 19
144 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 128
5 Fannie Mae, Pool #MA3657 ....................................... 3.00 5/1/34 5
63 Fannie Mae, Pool #AU3735 ....................................... 3.00 8/1/43 58
14 Fannie Mae, Pool #AW7383 ....................................... 3.00 8/1/29 14
201 Fannie Mae, Pool #FS1374 ........................................ 3.00 3/1/52 177
70 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 62
10 Fannie Mae, Pool #AR7426 ....................................... 3.00 7/1/43 9
95 Fannie Mae, Pool #AT7620 ........................................ 3.00 6/1/43 87
51 Fannie Mae, Pool #AY4829 ....................................... 3.00 5/1/45 47
12 Fannie Mae, Pool #AS4334 ........................................ 3.00 1/1/45 11
32 Fannie Mae, Pool #CA3788 ....................................... 3.00 7/1/49 29
48 Fannie Mae, Pool #AS4333 ........................................ 3.00 1/1/45 44
156 Fannie Mae, Pool #MA4579 ....................................... 3.00 4/1/52 137
33 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 29
175 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 157
4 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 4
49 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 44
27 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 24
6 Fannie Mae, Pool #MA2287 ....................................... 3.00 6/1/35 6
39 Fannie Mae, Pool #AY4200 ....................................... 3.00 5/1/45 36
80 Fannie Mae, Pool #AT2014 ........................................ 3.00 4/1/43 73
46 Fannie Mae, Pool #FM1552 ....................................... 3.00 12/1/47 41
3 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
165 Fannie Mae, Pool #FS0831 ........................................ 3.00 3/1/52 145
19 Fannie Mae, Pool #MA3934 ....................................... 3.00 2/1/40 18
13 Fannie Mae, Pool #MA3090 ....................................... 3.00 8/1/32 13
100 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 92
4 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 4
14 Fannie Mae, Pool #MA1338 ....................................... 3.00 2/1/33 14
6 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 5
18 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 17
100 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 90

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 99 Fannie Mae, Pool #AT0682 ........................................ 3.00 4/1/43 $ 90
7 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 7
102 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 93
14 Fannie Mae, Pool #MA3631 ....................................... 3.00 4/1/34 14
18 Fannie Mae, Pool #AS1527 ........................................ 3.00 1/1/29 18
91 Fannie Mae, Pool #AS8414 ........................................ 3.00 11/1/46 82
15 Fannie Mae, Pool #AL8861 ....................................... 3.00 7/1/31 14
15 Fannie Mae, Pool #MA3060 ....................................... 3.00 7/1/32 15
51 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 45
18 Fannie Mae, Pool #CA4860 ....................................... 3.00 12/1/49 16
147 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 131
3 Fannie Mae, Pool #AX8309 ....................................... 3.00 11/1/29 3
15 Fannie Mae, Pool #BD5076 ....................................... 3.00 2/1/32 14
162 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 144
385 Fannie Mae, Pool #CA5229 ....................................... 3.00 2/1/50 339
77 Fannie Mae, Pool #CA5729 ....................................... 3.00 5/1/50 69
16 Fannie Mae, Pool #MA2425 ....................................... 3.00 10/1/30 16
5 Fannie Mae, Pool #AL9848 ....................................... 3.00 3/1/47 5
122 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 107
85 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 77
17 Fannie Mae, Pool #MA3304 ....................................... 3.00 3/1/48 15
35 Fannie Mae, Pool #MA3147 ....................................... 3.00 10/1/47 32
13 Fannie Mae, Pool #AT1575 ........................................ 3.00 5/1/43 12
26 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 25
84 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 76
12 Fannie Mae, Pool #MA3247 ....................................... 3.00 1/1/33 12
12 Fannie Mae, Pool #MA2149 ....................................... 3.00 1/1/30 12
40 Fannie Mae, Pool #AS7238 ........................................ 3.00 5/1/46 37
74 Fannie Mae, Pool #MA2806 ....................................... 3.00 11/1/46 67
43 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 38
10 Fannie Mae, Pool #MA3185 ....................................... 3.00 11/1/37 9
152 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 139
54 Fannie Mae, Pool #FM1134 ....................................... 3.00 4/1/48 49
5 Fannie Mae, Pool #BA4786 ....................................... 3.00 2/1/31 5
7 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 7
134 Fannie Mae, Pool #AP6493 ........................................ 3.00 9/1/42 123
327 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 289
7 Fannie Mae, Pool #MA3078 ....................................... 3.00 7/1/37 6
37 Fannie Mae, Pool #BE4400 ........................................ 3.00 1/1/47 33
12 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 11
18 Fannie Mae, Pool #AZ0538 ....................................... 3.00 9/1/30 17
8 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 8
16 Fannie Mae, Pool #BE3861 ........................................ 3.00 1/1/47 15
5 Fannie Mae, Pool #AZ4358 ....................................... 3.00 7/1/30 5
315 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 278
25 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 23
69 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 62
69 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 66
24 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 21
89 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 80
15 Fannie Mae, Pool #MA3958 ....................................... 3.00 3/1/40 14
56 Fannie Mae, Pool #MA3960 ....................................... 3.00 3/1/50 50
123 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 110
68 Fannie Mae, Pool #MA2895 ....................................... 3.00 2/1/47 61
9 Fannie Mae, Pool #AS8056 ........................................ 3.00 10/1/46 8
99 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 88
122 Fannie Mae, Pool #MA4020 ....................................... 3.00 5/1/50 108
95 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 85
16 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 16

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 186 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 $ 165
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 3
98 Fannie Mae, Pool #MA2956 ....................................... 3.00 4/1/47 89
23 Fannie Mae, Pool #MA2773 ....................................... 3.00 10/1/36 21
47 Fannie Mae, Pool #AS8521 ........................................ 3.00 12/1/46 42
266 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 244
276 Fannie Mae, Pool #AP6375 ........................................ 3.00 9/1/42 253
28 Fannie Mae, Pool #MA1401 ....................................... 3.00 4/1/33 27
115 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 102
5 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 5
92 Fannie Mae, Pool #AL9865 ....................................... 3.00 2/1/47 83
14 Fannie Mae, Pool #BE9547 ........................................ 3.00 4/1/47 12
41 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 40
36 Fannie Mae, Pool #AS0196 ........................................ 3.00 8/1/28 36
2 Fannie Mae, Pool #BA0826 ....................................... 3.00 10/1/30 2
7 Fannie Mae, Pool #MA1058 ....................................... 3.00 5/1/32 6
57 Fannie Mae, Pool #BD4225 ....................................... 3.00 11/1/46 52
12 Fannie Mae, Pool #BM1370 ....................................... 3.00 4/1/37 11
13 Fannie Mae, Pool #BC4276 ....................................... 3.00 4/1/46 12
68 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 61
17 Fannie Mae, Pool #AS8424 ........................................ 3.00 12/1/36 16
35 Fannie Mae, Pool #BD5787 ....................................... 3.00 9/1/46 31
11 Fannie Mae, Pool #MA2579 ....................................... 3.00 4/1/36 10
1 Fannie Mae, Pool #AK0006 ....................................... 3.00 1/1/27 1
19 Fannie Mae, Pool #MA2230 ....................................... 3.00 4/1/35 18
52 Fannie Mae, Pool #BD5545 ....................................... 3.00 10/1/46 47
16 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 15
100 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 89
38 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 34
10 Fannie Mae, Pool #AP2465 ........................................ 3.00 8/1/42 9
3 Fannie Mae, Pool #MA3100 ....................................... 3.00 8/1/37 3
19 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 17
5 Fannie Mae, Pool #AB4483 ....................................... 3.00 2/1/27 5
52 Fannie Mae, Pool #AS4884 ........................................ 3.00 5/1/45 48
72 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 65
21 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 19
40 Fannie Mae, Pool #MA3179 ....................................... 3.00 11/1/47 36
35 Fannie Mae, Pool #AS7908 ........................................ 3.00 9/1/46 31
14 Fannie Mae, Pool #AK3302 ....................................... 3.00 3/1/27 14
6 Fannie Mae, Pool #MA3218 ....................................... 3.00 12/1/32 6
181 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 165
11 Fannie Mae, Pool #MA2961 ....................................... 3.00 4/1/37 11
356 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 316
35 Fannie Mae, Pool #AS4773 ........................................ 3.50 4/1/45 33
20 Fannie Mae, Pool #AS4772 ........................................ 3.50 4/1/45 19
44 Fannie Mae, Pool #AO4385 ....................................... 3.50 6/1/42 41
3 Fannie Mae, Pool #AL8776 ....................................... 3.50 7/1/46 3
21 Fannie Mae, Pool #BC7633 ....................................... 3.50 6/1/46 20
20 Fannie Mae, Pool #BC0163 ....................................... 3.50 1/1/46 18
23 Fannie Mae, Pool #BC3126 ....................................... 3.50 1/1/46 22
15 Fannie Mae, Pool #CA1191 ....................................... 3.50 11/1/47 14
14 Fannie Mae, Pool #AS5892 ........................................ 3.50 10/1/45 13
34 Fannie Mae, Pool #AS7239 ........................................ 3.50 5/1/46 32
23 Fannie Mae, Pool #BM2001 ....................................... 3.50 12/1/46 21
5 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 5
3 Fannie Mae, Pool #AS2081 ........................................ 3.50 4/1/29 3
3 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
19 Fannie Mae, Pool #MA2923 ....................................... 3.50 3/1/37 18
429 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 394

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 15 Fannie Mae, Pool #MA3462 ....................................... 3.50 9/1/33 $ 14
77 Fannie Mae, Pool #BD2436 ....................................... 3.50 1/1/47 72
68 Fannie Mae, Pool #BH5155 ....................................... 3.50 9/1/47 63
63 Fannie Mae, Pool #BH9215 ....................................... 3.50 1/1/48 59
65 Fannie Mae, Pool #BJ2692 ........................................ 3.50 4/1/48 60
68 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 63
58 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 54
3 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 3
58 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 54
79 Fannie Mae, Pool #BH9277 ....................................... 3.50 2/1/48 73
2 Fannie Mae, Pool #BM1231 ....................................... 3.50 11/1/31 2
38 Fannie Mae, Pool #MA1982 ....................................... 3.50 8/1/34 37
73 Fannie Mae, Pool #AU1635 ....................................... 3.50 7/1/43 69
6 Fannie Mae, Pool #MA3152 ....................................... 3.50 10/1/37 6
58 Fannie Mae, Pool #MA2292 ....................................... 3.50 6/1/45 54
49 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 46
52 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 49
8 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 7
22 Fannie Mae, Pool #BJ0647 ........................................ 3.50 3/1/48 20
4 Fannie Mae, Pool #MA2909 ....................................... 3.50 2/1/37 4
6 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 6
4 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 4
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 2
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
41 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 39
30 Fannie Mae, Pool #AS6649 ........................................ 3.50 2/1/46 28
56 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 53
41 Fannie Mae, Pool #MA3332 ....................................... 3.50 4/1/48 38
51 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 48
52 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 49
33 Fannie Mae, Pool #AO9140 ....................................... 3.50 7/1/42 31
29 Fannie Mae, Pool #AS5068 ........................................ 3.50 6/1/45 27
43 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 40
3 Fannie Mae, Pool #MA2996 ....................................... 3.50 5/1/37 3
1 Fannie Mae, Pool #BA5031 ....................................... 3.50 1/1/46 1
24 Fannie Mae, Pool #AS5319 ........................................ 3.50 7/1/45 23
7 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 7
42 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 39
12 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 11
57 Fannie Mae, Pool #AY1306 ....................................... 3.50 3/1/45 53
54 Fannie Mae, Pool #AO8137 ....................................... 3.50 8/1/42 51
25 Fannie Mae, Pool #AS5696 ........................................ 3.50 8/1/45 23
11 Fannie Mae, Pool #FS1774 ........................................ 3.50 5/1/37 11
60 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 56
33 Fannie Mae, Pool #FM1028 ....................................... 3.50 6/1/49 31
18 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 17
1 Fannie Mae, Pool #AX0159 ....................................... 3.50 9/1/29 1
70 Fannie Mae, Pool #AO3760 ....................................... 3.50 5/1/42 67
16 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 15
43 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 40
16 Fannie Mae, Pool #AP9390 ........................................ 3.50 10/1/42 15
118 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 112
40 Fannie Mae, Pool #AU3742 ....................................... 3.50 8/1/43 38
9 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 9
48 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 45
22 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 21
58 Fannie Mae, Pool #AS3133 ........................................ 3.50 8/1/44 55
1 Fannie Mae, Pool #MA1021 ....................................... 3.50 3/1/27 1
37 Fannie Mae, Pool #AK7497 ....................................... 3.50 4/1/42 35

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 168 Fannie Mae, Pool #AO2548 ....................................... 3.50 4/1/42 $ 160
9 Fannie Mae, Pool #MA2495 ....................................... 3.50 1/1/46 8
18 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 17
66 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 62
28 Fannie Mae, Pool #AY3913 ....................................... 3.50 2/1/45 27
22 Fannie Mae, Pool #AY8856 ....................................... 3.50 9/1/45 20
23 Fannie Mae, Pool #AZ6383 ....................................... 3.50 9/1/45 21
96 Fannie Mae, Pool #MA3276 ....................................... 3.50 2/1/48 89
57 Fannie Mae, Pool #MA3238 ....................................... 3.50 1/1/48 53
14 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 13
4 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
34 Fannie Mae, Pool #AX2486 ....................................... 3.50 10/1/44 32
121 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 114
12 Fannie Mae, Pool #AE0981 ....................................... 3.50 3/1/41 12
1 Fannie Mae, Pool #AK0706 ....................................... 3.50 2/1/27 1
45 Fannie Mae, Pool #CA0487 ....................................... 3.50 10/1/47 42
203 Fannie Mae, Pool #AB6017 ....................................... 3.50 8/1/42 193
13 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 13
7 Fannie Mae, Pool #CA0234 ....................................... 3.50 8/1/47 7
43 Fannie Mae, Pool #AX9530 ....................................... 3.50 2/1/45 41
2 Fannie Mae, Pool #AV6407 ....................................... 3.50 2/1/29 2
399 Fannie Mae, Pool #FS5725 ........................................ 3.50 12/1/51 372
18 Fannie Mae, Pool #AZ2614 ....................................... 3.50 8/1/45 17
67 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 63
30 Fannie Mae, Pool #BE5258 ........................................ 3.50 1/1/47 28
6 Fannie Mae, Pool #MA2692 ....................................... 3.50 7/1/36 6
66 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 62
50 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 47
17 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 16
4 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 4
32 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 29
60 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 56
19 Fannie Mae, Pool #AX7655 ....................................... 3.50 1/1/45 18
43 Fannie Mae, Pool #AZ9576 ....................................... 3.50 12/1/45 40
49 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 45
2 Fannie Mae, Pool #AJ4093 ........................................ 3.50 10/1/26 2
63 Fannie Mae, Pool #FM1543 ....................................... 3.50 11/1/48 58
38 Fannie Mae, Pool #AO4647 ....................................... 3.50 6/1/42 36
32 Fannie Mae, Pool #AY4300 ....................................... 3.50 1/1/45 30
29 Fannie Mae, Pool #AY3802 ....................................... 3.50 2/1/45 27
4 Fannie Mae, Pool #BM5446 ....................................... 3.50 2/1/49 4
39 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 36
64 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 59
42 Fannie Mae, Pool #MA3414 ....................................... 3.50 7/1/48 40
20 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 19
10 Fannie Mae, Pool #AX5201 ....................................... 3.50 10/1/29 10
10 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 9
34 Fannie Mae, Pool #BE3767 ........................................ 3.50 7/1/47 32
5 Fannie Mae, Pool #MA3634 ....................................... 3.50 4/1/39 5
112 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 104
194 Fannie Mae, Pool #CB3601 ....................................... 3.50 5/1/52 179
40 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 39
2 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
30 Fannie Mae, Pool #MA1059 ....................................... 3.50 5/1/32 30
43 Fannie Mae, Pool #MA1107 ....................................... 3.50 7/1/32 42
42 Fannie Mae, Pool #AY5303 ....................................... 3.50 3/1/45 39
218 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 200
321 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 295
17 Fannie Mae, Pool #MA2389 ....................................... 3.50 9/1/35 16

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 33 Fannie Mae, Pool #FM3387 ....................................... 3.50 3/1/35 $ 32
7 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 7
50 Fannie Mae, Pool #AJ8476 ........................................ 3.50 12/1/41 47
29 Fannie Mae, Pool #AS7601 ........................................ 4.00 7/1/46 28
316 Fannie Mae, Pool #FS0016 ........................................ 4.00 6/1/49 302
50 Fannie Mae, Pool #BD7081 ....................................... 4.00 3/1/47 48
8 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 7
34 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 33
20 Fannie Mae, Pool #AS3903 ........................................ 4.00 11/1/44 19
18 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 18
42 Fannie Mae, Pool #BJ9169 ........................................ 4.00 5/1/48 40
5 Fannie Mae, Pool #AS3448 ........................................ 4.00 9/1/44 5
315 Fannie Mae, Pool #FS3526 ........................................ 4.00 12/1/52 297
30 Fannie Mae, Pool #MA4797 ....................................... 4.00 11/1/37 29
102 Fannie Mae, Pool #AJ7857 ........................................ 4.00 12/1/41 99
25 Fannie Mae, Pool #BE8050 ........................................ 4.00 4/1/47 24
117 Fannie Mae, Pool #AJ7689 ........................................ 4.00 12/1/41 114
50 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 47
18 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 17
2 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
11 Fannie Mae, Pool #MA3536 ....................................... 4.00 12/1/48 10
25 Fannie Mae, Pool #CA0237 ....................................... 4.00 8/1/47 24
31 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 29
2 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 2
44 Fannie Mae, Pool #CA1015 ....................................... 4.00 1/1/48 42
33 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 31
407 Fannie Mae, Pool #FS7579 ........................................ 4.00 6/1/53 387
21 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 20
16 Fannie Mae, Pool #BN5258 ....................................... 4.00 2/1/49 16
119 Fannie Mae, Pool #AJ5303 ........................................ 4.00 11/1/41 116
35 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 34
7 Fannie Mae, Pool #AW5109 ....................................... 4.00 8/1/44 6
44 Fannie Mae, Pool #MA3027 ....................................... 4.00 6/1/47 42
5 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 5
22 Fannie Mae, Pool #BA6910 ....................................... 4.00 2/1/46 21
23 Fannie Mae, Pool #BC5559 ....................................... 4.00 3/1/46 22
38 Fannie Mae, Pool #AL8387 ....................................... 4.00 3/1/46 37
5 Fannie Mae, Pool #AS7028 ........................................ 4.00 4/1/46 5
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
7 Fannie Mae, Pool #MA2455 ....................................... 4.00 11/1/35 7
6 Fannie Mae, Pool #AS2117 ........................................ 4.00 4/1/44 6
26 Fannie Mae, Pool #AW5063 ....................................... 4.00 7/1/44 25
29 Fannie Mae, Pool #MA0641 ....................................... 4.00 2/1/31 28
8 Fannie Mae, Pool #MA0493 ....................................... 4.00 8/1/30 8
26 Fannie Mae, Pool #AL7347 ....................................... 4.00 9/1/45 25
69 Fannie Mae, Pool #AH5859 ....................................... 4.00 2/1/41 67
1 Fannie Mae, Pool #BA0847 ....................................... 4.00 3/1/46 1
4 Fannie Mae, Pool #AW9041 ....................................... 4.00 8/1/44 4
— Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 —
24 Fannie Mae, Pool #AY1595 ....................................... 4.00 1/1/45 23
219 Fannie Mae, Pool #190405 ........................................ 4.00 10/1/40 212
8 Fannie Mae, Pool #MA3216 ....................................... 4.00 12/1/37 8
50 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 47
4 Fannie Mae, Pool #MA2655 ....................................... 4.00 6/1/36 4
— Fannie Mae, Pool #BM5525 ....................................... 4.00 3/1/31 —
31 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 30
30 Fannie Mae, Pool #BM5685 ....................................... 4.00 6/1/48 29
1 Fannie Mae, Pool #AZ8874 ....................................... 4.00 9/1/45 1
24 Fannie Mae, Pool #MA5643 ....................................... 4.00 3/1/55 22

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Fannie Mae, Pool #AT3872 ........................................ 4.00 6/1/43 $ 5
33 Fannie Mae, Pool #AV2340 ....................................... 4.00 12/1/43 32
36 Fannie Mae, Pool #BK7608 ....................................... 4.00 9/1/48 35
2 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 2
— Fannie Mae, Pool #AL9742 ....................................... 4.00 7/1/29 —
50 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 48
63 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 61
5 Fannie Mae, Pool #MA3413 ....................................... 4.00 7/1/38 5
15 Fannie Mae, Pool #MA3244 ....................................... 4.00 1/1/38 14
31 Fannie Mae, Pool #CA1894 ....................................... 4.00 6/1/48 30
45 Fannie Mae, Pool #MA3211 ....................................... 4.00 12/1/47 43
26 Fannie Mae, Pool #BN0594 ....................................... 4.00 12/1/48 24
9 Fannie Mae, Pool #FM1101 ....................................... 4.00 7/1/34 9
16 Fannie Mae, Pool #CA2474 ....................................... 4.00 7/1/48 16
216 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 204
29 Fannie Mae, Pool #BK9697 ....................................... 4.00 12/1/48 28
14 Fannie Mae, Pool #AY0025 ....................................... 4.00 2/1/45 14
85 Fannie Mae, Pool #AZ8067 ....................................... 4.00 9/1/45 81
25 Fannie Mae, Pool #AC7328 ....................................... 4.00 12/1/39 24
18 Fannie Mae, Pool #AY8981 ....................................... 4.00 8/1/45 17
41 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 40
67 Fannie Mae, Pool #FM5134 ....................................... 4.00 1/1/49 64
4 Fannie Mae, Pool #MA2536 ....................................... 4.00 2/1/36 4
31 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 29
13 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 12
3 Fannie Mae, Pool #MA3037 ....................................... 4.00 6/1/37 3
19 Fannie Mae, Pool #AY2291 ....................................... 4.00 3/1/45 18
27 Fannie Mae, Pool #AS2498 ........................................ 4.00 5/1/44 27
10 Fannie Mae, Pool #CA2469 ....................................... 4.00 10/1/48 9
19 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 18
8 Fannie Mae, Pool #AH3394 ....................................... 4.00 1/1/41 8
20 Fannie Mae, Pool #BK0915 ....................................... 4.00 7/1/48 19
74 Fannie Mae, Pool #AY1377 ....................................... 4.00 4/1/45 72
29 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 27
38 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 37
2 Fannie Mae, Pool #CA3084 ....................................... 4.00 2/1/49 2
7 Fannie Mae, Pool #MA3427 ....................................... 4.00 7/1/33 7
34 Fannie Mae, Pool #AS9486 ........................................ 4.00 4/1/47 32
59 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 56
11 Fannie Mae, Pool #AL4778 ....................................... 4.00 10/1/32 11
36 Fannie Mae, Pool #AS3216 ........................................ 4.00 9/1/44 35
39 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 38
41 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 39
46 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 44
45 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 43
66 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 64
— Fannie Mae, Pool #AL2689 ....................................... 4.00 2/1/27 —
56 Fannie Mae, Pool #AU3753 ....................................... 4.00 8/1/43 54
108 Fannie Mae, Pool #AS0531 ........................................ 4.00 9/1/43 105
6 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 6
34 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 33
33 Fannie Mae, Pool #AS3293 ........................................ 4.00 9/1/44 32
27 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 27
27 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 26
48 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 46
9 Fannie Mae, Pool #BJ0639 ........................................ 4.00 3/1/48 9
11 Fannie Mae, Pool #BH2623 ....................................... 4.00 8/1/47 10
42 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 40
6 Fannie Mae, Pool #MA0695 ....................................... 4.00 4/1/31 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 73 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 $ 69
77 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 73
31 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 30
18 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 18
20 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 20
2 Fannie Mae, Pool #BN0877 ....................................... 4.50 11/1/48 2
15 Fannie Mae, Pool #BK5283 ....................................... 4.50 6/1/48 15
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
470 Fannie Mae, Pool #FA3844 ........................................ 4.50 12/1/55 453
13 Fannie Mae, Pool #BE6489 ........................................ 4.50 1/1/47 13
40 Fannie Mae, Pool #AI4815 ........................................ 4.50 6/1/41 40
4 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 4
35 Fannie Mae, Pool #AS8157 ........................................ 4.50 10/1/46 34
8 Fannie Mae, Pool #AH6790 ....................................... 4.50 3/1/41 8
81 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 79
8 Fannie Mae, Pool #AA0860 ....................................... 4.50 1/1/39 8
425 Fannie Mae, Pool #MA5612 ....................................... 4.50 2/1/55 410
333 Fannie Mae, Pool #MA5070 ....................................... 4.50 7/1/53 322
7 Fannie Mae, Pool #AS0861 ........................................ 4.50 10/1/43 7
38 Fannie Mae, Pool #AB3192 ....................................... 4.50 6/1/41 38
9 Fannie Mae, Pool #AB1470 ....................................... 4.50 9/1/40 9
142 Fannie Mae, Pool #AL1107 ........................................ 4.50 11/1/41 141
361 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 350
12 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 12
3 Fannie Mae, Pool #BK8830 ....................................... 4.50 8/1/48 3
16 Fannie Mae, Pool #MA3522 ....................................... 4.50 11/1/48 16
1 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 1
102 Fannie Mae, Pool #AH9055 ....................................... 4.50 4/1/41 101
45 Fannie Mae, Pool #BK1416 ....................................... 4.50 5/1/48 44
23 Fannie Mae, Pool #AS2276 ........................................ 4.50 4/1/44 23
20 Fannie Mae, Pool #AB1389 ....................................... 4.50 8/1/40 20
16 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 16
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
61 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 61
41 Fannie Mae, Pool #AD8529 ....................................... 4.50 8/1/40 41
32 Fannie Mae, Pool #BE5992 ........................................ 4.50 2/1/47 32
22 Fannie Mae, Pool #AL5082 ....................................... 4.50 3/1/44 22
9 Fannie Mae, Pool #FM3619 ....................................... 4.50 1/1/50 9
5 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 4
34 Fannie Mae, Pool #AL4450 ....................................... 4.50 12/1/43 33
9 Fannie Mae, Pool #CA1218 ....................................... 4.50 2/1/48 8
44 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 43
12 Fannie Mae, Pool #MA3593 ....................................... 4.50 2/1/49 12
12 Fannie Mae, Pool #AU5302 ....................................... 4.50 10/1/43 12
21 Fannie Mae, Pool #AS1638 ........................................ 4.50 2/1/44 21
110 Fannie Mae, Pool #AH7521 ....................................... 4.50 3/1/41 109
31 Fannie Mae, Pool #CA0148 ....................................... 4.50 8/1/47 30
3 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 3
1 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 1
15 Fannie Mae, Pool #MA0481 ....................................... 4.50 8/1/30 15
7 Fannie Mae, Pool #AL8816 ....................................... 4.50 9/1/45 7
186 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 183
11 Fannie Mae, Pool #AS8576 ........................................ 4.50 12/1/46 11
40 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 39
13 Fannie Mae, Pool #BM1285 ....................................... 4.50 5/1/47 12
229 Fannie Mae, Pool #FA0621 ........................................ 5.00 7/1/53 229
7 Fannie Mae, Pool #MA3617 ....................................... 5.00 3/1/49 7
9 Fannie Mae, Pool #CA0349 ....................................... 5.00 9/1/47 9
417 Fannie Mae, Pool #CB9309 ....................................... 5.00 10/1/54 412

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Fannie Mae, Pool #CA1795 ....................................... 5.00 5/1/48 $ 8
11 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 11
94 Fannie Mae, Pool #MA5539 ....................................... 5.00 11/1/44 94
15 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 15
167 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 167
7 Fannie Mae, Pool #MA3527 ....................................... 5.00 11/1/48 7
6 Fannie Mae, Pool #MA3708 ....................................... 5.00 6/1/49 6
9 Fannie Mae, Pool #MA3472 ....................................... 5.00 9/1/48 9
15 Fannie Mae, Pool #MA3594 ....................................... 5.00 2/1/49 15
910 Fannie Mae, Pool #MA5909 ....................................... 5.00 12/1/55 897
219 Fannie Mae, Pool #MA5860 ....................................... 5.00 10/1/40 221
138 Fannie Mae, Pool #MA5805 ....................................... 5.00 8/1/45 138
18 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 18
239 Fannie Mae, Pool #MA4918 ....................................... 5.00 2/1/53 237
25 Fannie Mae, Pool #AH5988 ....................................... 5.00 3/1/41 25
335 Fannie Mae, Pool #FS7252 ........................................ 5.00 11/1/53 332
— Fannie Mae, Pool #BM3781 ....................................... 5.00 11/1/30 —
21 Fannie Mae, Pool #MA5164 ....................................... 5.00 10/1/53 21
8 Fannie Mae, Pool #890621 ........................................ 5.00 5/1/42 8
19 Fannie Mae, Pool #AL5788 ....................................... 5.00 5/1/42 19
16 Fannie Mae, Pool #AS0837 ........................................ 5.00 10/1/43 16
277 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 275
2 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 2
433 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 427
203 Fannie Mae, Pool #MA5496 ....................................... 5.00 10/1/54 200
343 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 340
10 Fannie Mae, Pool #MA3669 ....................................... 5.00 5/1/49 10
17 Fannie Mae, Pool #AS0575 ........................................ 5.00 9/1/43 17
17 Fannie Mae, Pool #836750 ........................................ 5.00 10/1/35 17
313 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 316
292 Fannie Mae, Pool #MA4919 ....................................... 5.50 2/1/53 295
331 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 334
307 Fannie Mae, Pool #MA5190 ....................................... 5.50 11/1/53 309
263 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 268
307 Fannie Mae, Pool #MA5165 ....................................... 5.50 10/1/53 309
313 Fannie Mae, Pool #FA3660 ........................................ 5.50 11/1/55 315
300 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 305
255 Fannie Mae, Pool #FA1252 ........................................ 5.50 4/1/55 258
382 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 384
5 Fannie Mae, Pool #929451 ........................................ 5.50 5/1/38 5
324 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 327
19 Fannie Mae, Pool #MA5215 ....................................... 5.50 12/1/53 19
415 Fannie Mae, Pool #MA5879 ....................................... 5.50 11/1/55 417
368 Fannie Mae, Pool #MA5444 ....................................... 5.50 8/1/54 370
414 Fannie Mae, Pool #CB9331 ....................................... 5.50 10/1/54 422
65 Fannie Mae, Pool #MA5393 ....................................... 5.50 6/1/39 66
93 Fannie Mae, Pool #FA2026 ........................................ 5.50 9/1/54 95
402 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 404
383 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 386
378 Fannie Mae, Pool #CC0102 ....................................... 5.50 3/1/55 383
130 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 132
364 Fannie Mae, Pool #FA0608 ........................................ 5.50 2/1/55 366
334 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 341
300 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 306
356 Fannie Mae, Pool #CC0262 ....................................... 6.00 4/1/55 368
407 Fannie Mae, Pool #CC0721 ....................................... 6.00 7/1/55 421
484 Fannie Mae, Pool #MA5854 ....................................... 6.00 10/1/55 493
138 Fannie Mae, Pool #CC0878 ....................................... 6.00 8/1/55 141
106 Fannie Mae, Pool #CC1027 ....................................... 6.00 9/1/55 110

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 199 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 $ 202
266 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 271
260 Fannie Mae, Pool #MA5108 ....................................... 6.00 8/1/53 265
392 Fannie Mae, Pool #CC0405 ....................................... 6.00 5/1/55 406
478 Fannie Mae, Pool #CB9160 ....................................... 6.00 9/1/54 496
296 Fannie Mae, Pool #MA5445 ....................................... 6.00 8/1/54 302
110 Fannie Mae, Pool #CB8159 ....................................... 6.00 3/1/54 114
276 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 282
352 Fannie Mae, Pool #FA0872 ........................................ 6.00 10/1/54 364
317 Fannie Mae, Pool #MA5471 ....................................... 6.00 9/1/54 323
321 Fannie Mae, Pool #MA5587 ....................................... 6.00 1/1/55 328
227 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 232
159 Fannie Mae, Pool #725228 ........................................ 6.00 3/1/34 164
372 Fannie Mae, Pool #CB8854 ....................................... 6.00 7/1/54 381
7 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 8
414 Fannie Mae, Pool #CB9991 ....................................... 6.00 2/1/55 429
16 Fannie Mae, Pool #MA5389 ....................................... 6.00 6/1/54 16
34 Fannie Mae, Pool #CB5704 ....................................... 6.00 2/1/53 35
285 Fannie Mae, Pool #MA5631 ....................................... 6.50 2/1/55 295
41 Fannie Mae, Pool #889984 ........................................ 6.50 10/1/38 43
131 Fannie Mae, Pool #MA5824 ....................................... 6.50 9/1/55 135
286 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 295
249 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 257
370 Fannie Mae, Pool #FA3200 ........................................ 6.50 8/1/55 386
309 Fannie Mae, Pool #FS9978 ........................................ 6.50 9/1/54 321
169 Fannie Mae, Pool #MA5273 ....................................... 6.50 2/1/54 175
192 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 200
216 Fannie Mae, Pool #MA5140 ....................................... 6.50 9/1/53 225
142 Fannie Mae, Pool #MA5855 ....................................... 6.50 10/1/55 147
451 Fannie Mae, Pool #CB7651 ....................................... 6.50 12/1/53 471
237 Fannie Mae, Pool #MA5738 ....................................... 7.00 6/1/55 249
200 Fannie Mae, Pool #FA1000 ........................................ 7.00 2/1/55 210
425 Fannie Mae, 15 YR TBA ......................................... 1.50 4/25/41 382
25 Fannie Mae, 15 YR TBA ......................................... 1.50 5/25/40 22
500 Fannie Mae, 15 YR TBA ......................................... 2.00 4/25/41 459
25 Fannie Mae, 15 YR TBA ......................................... 2.00 5/25/40 23
25 Fannie Mae, 15 YR TBA ......................................... 2.50 5/25/40 24
150 Fannie Mae, 15 YR TBA ......................................... 2.50 4/25/41 142
175 Fannie Mae, 15 YR TBA ......................................... 3.00 4/25/41 167
125 Fannie Mae, 15 YR TBA ......................................... 3.50 4/25/41 120
275 Fannie Mae, 15 YR TBA ......................................... 4.00 4/25/41 268
450 Fannie Mae, 15 YR TBA ......................................... 4.50 4/25/41 446
400 Fannie Mae, 15 YR TBA ......................................... 5.00 4/25/41 403
325 Fannie Mae, 15 YR TBA ......................................... 5.50 4/25/41 331
150 Fannie Mae, 15 YR TBA ......................................... 6.00 4/25/41 155
25 Fannie Mae, 15 YR TBA ......................................... 6.00 5/25/40 26
625 Fannie Mae, 30 YR TBA ......................................... 1.50 4/25/56 480
25 Fannie Mae, 30 YR TBA ......................................... 1.50 5/25/56 19
275 Fannie Mae, 30 YR TBA ......................................... 2.00 5/25/56 221
2,000 Fannie Mae, 30 YR TBA ......................................... 2.00 4/25/56 1,608
1,625 Fannie Mae, 30 YR TBA ......................................... 2.50 4/25/56 1,367
175 Fannie Mae, 30 YR TBA ......................................... 2.50 5/25/56 147
50 Fannie Mae, 30 YR TBA ......................................... 3.00 5/25/56 44
1,200 Fannie Mae, 30 YR TBA ......................................... 3.00 4/25/56 1,054
550 Fannie Mae, 30 YR TBA ......................................... 3.50 4/25/56 504
75 Fannie Mae, 30 YR TBA ......................................... 3.50 5/25/55 69
50 Fannie Mae, 30 YR TBA ......................................... 4.00 5/25/41 47
875 Fannie Mae, 30 YR TBA ......................................... 4.00 4/25/56 825
500 Fannie Mae, 30 YR TBA ......................................... 4.50 4/25/41 482

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 275 Fannie Mae, 30 YR TBA ......................................... 4.50 5/25/56 $ 265
875 Fannie Mae, 30 YR TBA ......................................... 5.00 5/25/56 861
1,500 Fannie Mae, 30 YR TBA ......................................... 5.00 4/25/56 1,480
525 Fannie Mae, 30 YR TBA ......................................... 5.50 5/25/56 527
1,700 Fannie Mae, 30 YR TBA ......................................... 5.50 4/25/56 1,708
1,075 Fannie Mae, 30 YR TBA ......................................... 6.00 4/25/56 1,096
175 Fannie Mae, 30 YR TBA ......................................... 6.00 5/25/56 178
450 Fannie Mae, 30 YR TBA ......................................... 6.50 4/25/56 465
125 Fannie Mae, 30 YR TBA ......................................... 6.50 5/25/56 129
350 Fannie Mae, 30 YR TBA ......................................... 7.00 4/25/56 368
317 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 285
157 Freddie Mac, Pool #SD8139 ....................................... 1.50 4/1/51 121
60 Freddie Mac, Pool #SD8082 ....................................... 1.50 10/1/50 47
174 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 157
282 Freddie Mac, Pool #SB8106 ....................................... 1.50 6/1/36 254
373 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 288
363 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 280
67 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 57
309 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 279
277 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 249
304 Freddie Mac, Pool #SB8083 ....................................... 1.50 1/1/36 276
371 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 301
434 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 351
183 Freddie Mac, Pool #RA5256 ....................................... 2.00 5/1/51 148
106 Freddie Mac, Pool #RB5141 ....................................... 2.00 1/1/42 93
331 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 268
354 Freddie Mac, Pool #QC4423 ....................................... 2.00 7/1/51 287
297 Freddie Mac, Pool #RB5153 ....................................... 2.00 4/1/42 256
352 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 285
396 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 321
164 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 152
378 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 305
427 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 345
360 Freddie Mac, Pool #QB9896 ....................................... 2.00 3/1/51 292
226 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 183
94 Freddie Mac, Pool #QO0110 ....................................... 2.00 4/1/37 87
117 Freddie Mac, Pool #QD3162 ....................................... 2.00 12/1/51 95
428 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 394
53 Freddie Mac, Pool #ZS7735 ....................................... 2.00 1/1/32 51
375 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 303
435 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 353
265 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 244
375 Freddie Mac, Pool #SL1729 ....................................... 2.00 2/1/52 309
226 Freddie Mac, Pool #RA6026 ....................................... 2.00 10/1/51 183
104 Freddie Mac, Pool #RB5138 ....................................... 2.00 12/1/41 91
71 Freddie Mac, Pool #SD0731 ....................................... 2.00 5/1/51 58
348 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 282
338 Freddie Mac, Pool #SD8134 ....................................... 2.00 3/1/51 274
222 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 180
366 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 298
211 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 184
369 Freddie Mac, Pool #QD0433 ....................................... 2.00 11/1/51 299
186 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 151
374 Freddie Mac, Pool #RA6333 ....................................... 2.00 11/1/51 301
375 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 305
15 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 13
206 Freddie Mac, Pool #RA6025 ....................................... 2.00 10/1/51 168
370 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 300
151 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 131

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 130 Freddie Mac, Pool #RB5111 ....................................... 2.00 5/1/41 $ 113
351 Freddie Mac, Pool #RA6507 ....................................... 2.00 12/1/51 284
360 Freddie Mac, Pool #QC6925 ....................................... 2.00 9/1/51 292
401 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 324
353 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 288
385 Freddie Mac, Pool #SD8182 ....................................... 2.00 12/1/51 311
210 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 170
342 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 279
410 Freddie Mac, Pool #RA3606 ....................................... 2.00 10/1/50 335
267 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 247
294 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 271
225 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 207
117 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 103
325 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 264
336 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 274
232 Freddie Mac, Pool #SD8150 ....................................... 2.00 6/1/51 188
218 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 178
333 Freddie Mac, Pool #QC6815 ....................................... 2.00 9/1/51 270
303 Freddie Mac, Pool #QB3716 ....................................... 2.00 9/1/50 247
338 Freddie Mac, Pool #RA5928 ....................................... 2.00 9/1/51 274
314 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 256
315 Freddie Mac, Pool #QC1075 ....................................... 2.00 4/1/51 255
315 Freddie Mac, Pool #QB8064 ....................................... 2.00 1/1/51 256
421 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 342
390 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 314
284 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 263
321 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 264
363 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 295
298 Freddie Mac, Pool #RA4986 ....................................... 2.00 4/1/51 244
212 Freddie Mac, Pool #RB5148 ....................................... 2.00 3/1/42 182
366 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 297
333 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 284
14 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 12
138 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 119
372 Freddie Mac, Pool #RA6765 ....................................... 2.50 2/1/52 318
356 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 303
337 Freddie Mac, Pool #QC9156 ....................................... 2.50 10/1/51 286
300 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 257
6 Freddie Mac, Pool #ZT2094 ....................................... 2.50 6/1/34 6
92 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 78
424 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 358
50 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 45
399 Freddie Mac, Pool #SD8212 ....................................... 2.50 5/1/52 337
90 Freddie Mac, Pool #RB5086 ....................................... 2.50 11/1/40 82
203 Freddie Mac, Pool #RB5157 ....................................... 2.50 5/1/42 182
67 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 63
318 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 270
91 Freddie Mac, Pool #SB8108 ....................................... 2.50 6/1/36 86
354 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 302
36 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 31
41 Freddie Mac, Pool #RB5072 ....................................... 2.50 9/1/40 37
48 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 43
378 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 324
403 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 339
407 Freddie Mac, Pool #SD7226 ....................................... 2.50 5/1/52 348
188 Freddie Mac, Pool #QA9142 ....................................... 2.50 5/1/50 160
172 Freddie Mac, Pool #SD8067 ....................................... 2.50 6/1/50 145
222 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 187
106 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 100

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 341 Freddie Mac, Pool #RA6340 ....................................... 2.50 11/1/51 $ 290
364 Freddie Mac, Pool #QD5204 ....................................... 2.50 1/1/52 309
337 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 284
368 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 311
268 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 227
364 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 309
23 Freddie Mac, Pool #SB8062 ....................................... 2.50 9/1/35 22
350 Freddie Mac, Pool #SD0780 ....................................... 2.50 12/1/51 297
213 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 180
141 Freddie Mac, Pool #RA2645 ....................................... 2.50 6/1/50 120
357 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 303
269 Freddie Mac, Pool #SD0578 ....................................... 2.50 3/1/51 229
269 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 228
414 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 351
12 Freddie Mac, Pool #ZS8483 ....................................... 2.50 3/1/28 12
254 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 217
253 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 214
200 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 171
285 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 240
330 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 280
28 Freddie Mac, Pool #ZK8425 ....................................... 2.50 12/1/31 27
235 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 198
20 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 17
264 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 224
268 Freddie Mac, Pool #SD0412 ....................................... 2.50 8/1/50 232
61 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 53
166 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 142
15 Freddie Mac, Pool #SB8053 ....................................... 2.50 7/1/35 14
335 Freddie Mac, Pool #QC2251 ....................................... 2.50 5/1/51 284
262 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 223
130 Freddie Mac, Pool #QA5290 ....................................... 2.50 12/1/49 111
141 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 119
242 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 206
391 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 332
115 Freddie Mac, Pool #SD8055 ....................................... 2.50 4/1/50 97
28 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 27
111 Freddie Mac, Pool #ZS4697 ....................................... 3.00 1/1/47 100
44 Freddie Mac, Pool #RA2594 ....................................... 3.00 5/1/50 40
90 Freddie Mac, Pool #ZM2285 ....................................... 3.00 12/1/46 81
9 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 8
40 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 36
105 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 94
80 Freddie Mac, Pool #SD8242 ....................................... 3.00 9/1/52 71
76 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 73
26 Freddie Mac, Pool #ZS4641 ....................................... 3.00 12/1/45 24
9 Freddie Mac, Pool #ZT2019 ....................................... 3.00 5/1/34 9
46 Freddie Mac, Pool #ZM2721 ....................................... 3.00 2/1/47 42
66 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 60
68 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 60
25 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 22
109 Freddie Mac, Pool #SD8184 ....................................... 3.00 12/1/51 97
85 Freddie Mac, Pool #SD8024 ....................................... 3.00 11/1/49 76
39 Freddie Mac, Pool #ZT1323 ....................................... 3.00 10/1/48 35
398 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 364
47 Freddie Mac, Pool #ZM2169 ....................................... 3.00 11/1/46 42
62 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 55
34 Freddie Mac, Pool #ZT0195 ....................................... 3.00 9/1/46 31
183 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 163
18 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 17

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 29 Freddie Mac, Pool #ZT0715 ....................................... 3.00 9/1/48 $ 26
133 Freddie Mac, Pool #ZS4519 ....................................... 3.00 6/1/43 122
314 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 277
22 Freddie Mac, Pool #ZS4703 ....................................... 3.00 2/1/47 20
46 Freddie Mac, Pool #ZS4779 ....................................... 3.00 6/1/48 41
88 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 80
35 Freddie Mac, Pool #ZA2313 ....................................... 3.00 9/1/33 33
39 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 35
12 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 11
60 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 53
69 Freddie Mac, Pool #ZS4512 ....................................... 3.00 5/1/43 63
57 Freddie Mac, Pool #ZS4693 ....................................... 3.00 12/1/46 51
77 Freddie Mac, Pool #ZS4621 ....................................... 3.00 7/1/45 70
306 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 271
388 Freddie Mac, Pool #SD5277 ....................................... 3.00 7/1/52 342
66 Freddie Mac, Pool #ZA1283 ....................................... 3.00 1/1/43 61
18 Freddie Mac, Pool #ZS8686 ....................................... 3.00 2/1/33 17
68 Freddie Mac, Pool #ZS4609 ....................................... 3.00 4/1/45 62
57 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 51
116 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 108
15 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 15
35 Freddie Mac, Pool #ZS4704 ....................................... 3.50 2/1/47 33
79 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 75
3 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 3
479 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 440
— Freddie Mac, Pool #SB0031 ....................................... 3.50 10/1/27 —
63 Freddie Mac, Pool #QA8794 ....................................... 3.50 4/1/50 59
50 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 47
7 Freddie Mac, Pool #ZS4747 ....................................... 3.50 12/1/47 6
23 Freddie Mac, Pool #ZS4663 ....................................... 3.50 5/1/46 21
81 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 76
11 Freddie Mac, Pool #ZT0711 ....................................... 3.50 10/1/48 10
29 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 27
19 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 18
20 Freddie Mac, Pool #ZS4759 ....................................... 3.50 3/1/48 19
22 Freddie Mac, Pool #ZT1951 ....................................... 3.50 5/1/49 21
46 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 43
67 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 62
83 Freddie Mac, Pool #SD8226 ....................................... 3.50 7/1/52 76
59 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 55
221 Freddie Mac, Pool #ZS4487 ....................................... 3.50 6/1/42 210
37 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 34
43 Freddie Mac, Pool #ZS4630 ....................................... 3.50 9/1/45 40
33 Freddie Mac, Pool #ZA5128 ....................................... 3.50 12/1/47 30
97 Freddie Mac, Pool #ZS4536 ....................................... 3.50 10/1/43 92
20 Freddie Mac, Pool #SD2253 ....................................... 3.50 12/1/52 19
123 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 113
59 Freddie Mac, Pool #SB8183 ....................................... 3.50 10/1/37 57
354 Freddie Mac, Pool #SD0968 ....................................... 3.50 4/1/52 327
246 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 228
323 Freddie Mac, Pool #SD8221 ....................................... 3.50 6/1/52 296
23 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 22
48 Freddie Mac, Pool #ZS4622 ....................................... 3.50 7/1/45 45
35 Freddie Mac, Pool #ZS4573 ....................................... 4.00 7/1/44 34
5 Freddie Mac, Pool #ZT1800 ....................................... 4.00 3/1/34 5
161 Freddie Mac, Pool #QE6074 ....................................... 4.00 7/1/52 152
331 Freddie Mac, Pool #SD8313 ....................................... 4.00 4/1/53 312
28 Freddie Mac, Pool #ZT1952 ....................................... 4.00 5/1/49 27
77 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 73

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 52 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 $ 50
10 Freddie Mac, Pool #ZN5030 ....................................... 4.00 4/1/49 9
19 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 18
44 Freddie Mac, Pool #ZS4731 ....................................... 4.00 8/1/47 42
303 Freddie Mac, Pool #SD1132 ....................................... 4.00 6/1/52 288
62 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 59
58 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 56
338 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 321
51 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 49
20 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 19
31 Freddie Mac, Pool #SD8039 ....................................... 4.00 1/1/50 29
95 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 91
28 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 26
367 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 346
248 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 234
24 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 23
11 Freddie Mac, Pool #ZS4652 ....................................... 4.00 2/1/46 11
325 Freddie Mac, Pool #SD8256 ....................................... 4.00 10/1/52 306
57 Freddie Mac, Pool #ZS4627 ....................................... 4.00 8/1/45 55
78 Freddie Mac, Pool #SB8348 ....................................... 4.50 12/1/39 78
67 Freddie Mac, Pool #SD8002 ....................................... 4.50 7/1/49 66
345 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 334
385 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 374
257 Freddie Mac, Pool #SD8365 ....................................... 4.50 10/1/53 249
79 Freddie Mac, Pool #RA7928 ....................................... 4.50 9/1/52 76
362 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 351
34 Freddie Mac, Pool #ZT1711 ....................................... 4.50 2/1/49 33
330 Freddie Mac, Pool #SD8287 ....................................... 4.50 1/1/53 319
118 Freddie Mac, Pool #QE9161 ....................................... 4.50 9/1/52 114
453 Freddie Mac, Pool #SD8513 ....................................... 4.50 3/1/55 438
16 Freddie Mac, Pool #ZT1321 ....................................... 4.50 11/1/48 16
43 Freddie Mac, Pool #RB5323 ....................................... 4.50 12/1/44 42
17 Freddie Mac, Pool #ZS4781 ....................................... 4.50 7/1/48 17
19 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 19
367 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 357
122 Freddie Mac, Pool #RB5377 ....................................... 4.50 12/1/45 120
340 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 337
360 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 356
211 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 208
375 Freddie Mac, Pool #RJ2854 ....................................... 5.00 11/1/54 374
397 Freddie Mac, Pool #RJ5759 ....................................... 5.00 1/1/56 396
405 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 401
345 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 342
277 Freddie Mac, Pool #SD4823 ....................................... 5.00 12/1/53 276
448 Freddie Mac, Pool #SL4197 ....................................... 5.00 2/1/56 444
432 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 426
431 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 425
4 Freddie Mac, Pool #SD0093 ....................................... 5.00 10/1/49 4
314 Freddie Mac, Pool #SD8299 ....................................... 5.00 2/1/53 311
185 Freddie Mac, Pool #SD6602 ....................................... 5.00 5/1/53 183
43 Freddie Mac, Pool #RB5349 ....................................... 5.00 6/1/45 42
366 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 363
354 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 350
43 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 43
449 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 443
325 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 328
20 Freddie Mac, Pool #SD8469 ....................................... 5.50 10/1/54 20
310 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 312
392 Freddie Mac, Pool #SL2723 ....................................... 5.50 10/1/54 397

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 196 Freddie Mac, Pool #RQ0056 ....................................... 5.50 10/1/55 $ 197
285 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 286
372 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 374
496 Freddie Mac, Pool #RJ5519 ....................................... 5.50 12/1/55 508
294 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 297
393 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 395
207 Freddie Mac, Pool #SL0331 ....................................... 5.50 2/1/55 210
389 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 390
342 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 345
399 Freddie Mac, Pool #SL1542 ....................................... 5.50 6/1/55 404
506 Freddie Mac, Pool #SD7132 ....................................... 5.50 12/1/54 512
235 Freddie Mac, Pool #SD8349 ....................................... 5.50 8/1/53 237
397 Freddie Mac, Pool #SD6699 ....................................... 5.50 10/1/54 404
391 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 393
369 Freddie Mac, Pool #SL1558 ....................................... 5.50 6/1/55 373
365 Freddie Mac, Pool #SL0620 ....................................... 5.50 3/1/55 371
321 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 323
247 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 252
295 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 301
255 Freddie Mac, Pool #RQ0050 ....................................... 6.00 9/1/55 260
175 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 179
272 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 278
274 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 280
364 Freddie Mac, Pool #SL1127 ....................................... 6.00 12/1/54 371
281 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 287
375 Freddie Mac, Pool #SD6226 ....................................... 6.00 8/1/54 386
113 Freddie Mac, Pool #SD8534 ....................................... 6.00 5/1/55 115
268 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 275
311 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 317
436 Freddie Mac, Pool #SL2561 ....................................... 6.00 7/1/54 447
325 Freddie Mac, Pool #SL1901 ....................................... 6.00 8/1/55 332
15 Freddie Mac, Pool #SD8409 ....................................... 6.00 3/1/54 15
322 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 328
318 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 324
210 Freddie Mac, Pool #SL1803 ....................................... 6.00 7/1/55 216
281 Freddie Mac, Pool #SD8343 ....................................... 6.00 7/1/53 289
186 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 195
256 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 265
180 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 186
228 Freddie Mac, Pool #SL1881 ....................................... 6.50 7/1/55 236
320 Freddie Mac, Pool #SL1882 ....................................... 6.50 5/1/55 332
150 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 155
172 Freddie Mac, Pool #SD8385 ....................................... 6.50 12/1/53 179
320 Freddie Mac, Pool #SL0216 ....................................... 6.50 1/1/55 335
195 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 205
149 Freddie Mac, Pool #RQ0043 ....................................... 7.00 8/1/55 157
7 Freddie Mac Gold, Pool #G18547 ................................... 2.00 3/1/30 7
18 Freddie Mac Gold, Pool #G18634 ................................... 2.00 3/1/32 17
4 Freddie Mac Gold, Pool #J25759 .................................... 2.00 8/1/28 4
7 Freddie Mac Gold, Pool #J25777 .................................... 2.00 9/1/28 7
25 Freddie Mac Gold, Pool #C09026 ................................... 2.50 2/1/43 22
50 Freddie Mac Gold, Pool #J38477 .................................... 2.50 2/1/33 49
6 Freddie Mac Gold, Pool #G07445 ................................... 2.50 7/1/43 5
3 Freddie Mac Gold, Pool #G18687 ................................... 2.50 5/1/33 3
23 Freddie Mac Gold, Pool #J35643 .................................... 2.50 11/1/31 22
20 Freddie Mac Gold, Pool #Q42878 .................................... 2.50 9/1/46 17
30 Freddie Mac Gold, Pool #G18568 ................................... 2.50 9/1/30 29
33 Freddie Mac Gold, Pool #J37902 .................................... 2.50 11/1/32 32
9 Freddie Mac Gold, Pool #C91904 ................................... 2.50 11/1/36 9

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Freddie Mac Gold, Pool #G18472 ................................... 2.50 7/1/28 $ 3
9 Freddie Mac Gold, Pool #J25585 .................................... 2.50 9/1/28 9
7 Freddie Mac Gold, Pool #G08638 ................................... 2.50 4/1/45 6
7 Freddie Mac Gold, Pool #G08755 ................................... 2.50 2/1/47 6
21 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 21
25 Freddie Mac Gold, Pool #J26408 .................................... 2.50 11/1/28 25
20 Freddie Mac Gold, Pool #G18533 ................................... 2.50 12/1/29 19
2 Freddie Mac Gold, Pool #J30875 .................................... 2.50 3/1/30 2
13 Freddie Mac Gold, Pool #J23440 .................................... 2.50 4/1/28 13
48 Freddie Mac Gold, Pool #G18680 ................................... 2.50 3/1/33 47
15 Freddie Mac Gold, Pool #G18704 ................................... 2.50 6/1/33 15
7 Freddie Mac Gold, Pool #G18665 ................................... 2.50 11/1/32 7
66 Freddie Mac Gold, Pool #G18611 ................................... 2.50 9/1/31 64
6 Freddie Mac Gold, Pool #J18954 .................................... 2.50 4/1/27 6
31 Freddie Mac Gold, Pool #G18635 ................................... 2.50 3/1/32 30
12 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 12
20 Freddie Mac Gold, Pool #G18569 ................................... 3.00 9/1/30 20
6 Freddie Mac Gold, Pool #C91943 ................................... 3.00 7/1/37 6
6 Freddie Mac Gold, Pool #C91826 ................................... 3.00 5/1/35 6
23 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 22
37 Freddie Mac Gold, Pool #Q20067 ................................... 3.00 7/1/43 34
25 Freddie Mac Gold, Pool #G18514 ................................... 3.00 6/1/29 24
22 Freddie Mac Gold, Pool #G15217 ................................... 3.00 11/1/29 22
31 Freddie Mac Gold, Pool #Q41795 ................................... 3.00 7/1/46 28
2 Freddie Mac Gold, Pool #Q39527 ................................... 3.00 3/1/46 1
10 Freddie Mac Gold, Pool #Q18599 ................................... 3.00 6/1/43 9
25 Freddie Mac Gold, Pool #G08648 ................................... 3.00 6/1/45 22
33 Freddie Mac Gold, Pool #G08783 ................................... 3.00 10/1/47 29
29 Freddie Mac Gold, Pool #G08640 ................................... 3.00 5/1/45 26
3 Freddie Mac Gold, Pool #C91939 ................................... 3.00 6/1/37 3
10 Freddie Mac Gold, Pool #G18715 ................................... 3.00 12/1/33 10
47 Freddie Mac Gold, Pool #G18673 ................................... 3.00 1/1/33 45
7 Freddie Mac Gold, Pool #J38807 .................................... 3.00 4/1/33 7
10 Freddie Mac Gold, Pool #C91924 ................................... 3.00 4/1/37 9
15 Freddie Mac Gold, Pool #G30945 ................................... 3.00 9/1/36 14
4 Freddie Mac Gold, Pool #Q18882 ................................... 3.00 5/1/43 4
5 Freddie Mac Gold, Pool #G30999 ................................... 3.00 2/1/37 5
3 Freddie Mac Gold, Pool #C91949 ................................... 3.00 9/1/37 3
64 Freddie Mac Gold, Pool #G60187 ................................... 3.00 8/1/45 58
6 Freddie Mac Gold, Pool #G61680 ................................... 3.00 4/1/47 5
8 Freddie Mac Gold, Pool #G18575 ................................... 3.00 11/1/30 8
8 Freddie Mac Gold, Pool #C91969 ................................... 3.00 1/1/38 7
6 Freddie Mac Gold, Pool #J33135 .................................... 3.00 11/1/30 6
7 Freddie Mac Gold, Pool #J17774 .................................... 3.00 1/1/27 7
4 Freddie Mac Gold, Pool #J29932 .................................... 3.00 11/1/29 4
— Freddie Mac Gold, Pool #J17111 .................................... 3.00 10/1/26 —
10 Freddie Mac Gold, Pool #J38675 .................................... 3.00 3/1/33 10
13 Freddie Mac Gold, Pool #C91798 ................................... 3.00 12/1/34 13
18 Freddie Mac Gold, Pool #C91927 ................................... 3.00 5/1/37 17
18 Freddie Mac Gold, Pool #C91819 ................................... 3.00 4/1/35 18
4 Freddie Mac Gold, Pool #G08803 ................................... 3.00 3/1/48 4
12 Freddie Mac Gold, Pool #G18582 ................................... 3.00 1/1/31 12
10 Freddie Mac Gold, Pool #G08737 ................................... 3.00 12/1/46 9
9 Freddie Mac Gold, Pool #C91905 ................................... 3.00 11/1/36 9
6 Freddie Mac Gold, Pool #G18663 ................................... 3.00 10/1/32 6
41 Freddie Mac Gold, Pool #C91581 ................................... 3.00 11/1/32 40
4 Freddie Mac Gold, Pool #Q13086 ................................... 3.00 11/1/42 4
76 Freddie Mac Gold, Pool #Q43734 ................................... 3.00 10/1/46 69
4 Freddie Mac Gold, Pool #G08635 ................................... 3.00 4/1/45 3

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 5 Freddie Mac Gold, Pool #G18534 ................................... 3.00 12/1/29 $ 5
93 Freddie Mac Gold, Pool #Q16222 ................................... 3.00 3/1/43 85
24 Freddie Mac Gold, Pool #C91707 ................................... 3.00 6/1/33 23
102 Freddie Mac Gold, Pool #Q45735 ................................... 3.00 1/1/47 92
17 Freddie Mac Gold, Pool #Q19754 ................................... 3.00 7/1/43 16
109 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 99
2 Freddie Mac Gold, Pool #G18601 ................................... 3.00 5/1/31 2
3 Freddie Mac Gold, Pool #C91809 ................................... 3.00 2/1/35 3
20 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 20
177 Freddie Mac Gold, Pool #Q21065 ................................... 3.00 8/1/43 163
59 Freddie Mac Gold, Pool #C04422 ................................... 3.00 12/1/42 53
19 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 18
82 Freddie Mac Gold, Pool #C04619 ................................... 3.00 3/1/43 75
17 Freddie Mac Gold, Pool #G08540 ................................... 3.00 8/1/43 16
18 Freddie Mac Gold, Pool #G18531 ................................... 3.00 11/1/29 18
7 Freddie Mac Gold, Pool #J38057 .................................... 3.00 12/1/32 7
17 Freddie Mac Gold, Pool #G08846 ................................... 3.50 11/1/48 16
18 Freddie Mac Gold, Pool #G08813 ................................... 3.50 5/1/48 17
45 Freddie Mac Gold, Pool #Q09896 ................................... 3.50 8/1/42 42
8 Freddie Mac Gold, Pool #C91742 ................................... 3.50 1/1/34 8
61 Freddie Mac Gold, Pool #G08766 ................................... 3.50 6/1/47 57
23 Freddie Mac Gold, Pool #Q58422 ................................... 3.50 9/1/48 21
11 Freddie Mac Gold, Pool #A96409 ................................... 3.50 1/1/41 11
16 Freddie Mac Gold, Pool #G08599 ................................... 3.50 8/1/44 15
7 Freddie Mac Gold, Pool #C92003 ................................... 3.50 7/1/38 7
68 Freddie Mac Gold, Pool #Q20860 ................................... 3.50 8/1/43 65
47 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 43
10 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 9
61 Freddie Mac Gold, Pool #G08804 ................................... 3.50 3/1/48 56
5 Freddie Mac Gold, Pool #G08784 ................................... 3.50 10/1/47 5
12 Freddie Mac Gold, Pool #C91950 ................................... 3.50 9/1/37 12
35 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 33
4 Freddie Mac Gold, Pool #Q43933 ................................... 3.50 10/1/46 4
25 Freddie Mac Gold, Pool #Q37449 ................................... 3.50 11/1/45 24
3 Freddie Mac Gold, Pool #G08770 ................................... 3.50 7/1/47 3
— Freddie Mac Gold, Pool #J15105 .................................... 3.50 4/1/26 —
49 Freddie Mac Gold, Pool #G08632 ................................... 3.50 3/1/45 46
39 Freddie Mac Gold, Pool #Q51461 ................................... 3.50 10/1/47 36
3 Freddie Mac Gold, Pool #C91760 ................................... 3.50 5/1/34 3
26 Freddie Mac Gold, Pool #G08733 ................................... 3.50 11/1/46 24
4 Freddie Mac Gold, Pool #C91925 ................................... 3.50 4/1/37 4
17 Freddie Mac Gold, Pool #C03920 ................................... 3.50 5/1/42 17
45 Freddie Mac Gold, Pool #Q08903 ................................... 3.50 6/1/42 43
9 Freddie Mac Gold, Pool #Q31134 ................................... 3.50 2/1/45 8
4 Freddie Mac Gold, Pool #V83453 ................................... 3.50 10/1/47 3
38 Freddie Mac Gold, Pool #Q08998 ................................... 3.50 6/1/42 36
92 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 86
55 Freddie Mac Gold, Pool #G08641 ................................... 3.50 5/1/45 51
18 Freddie Mac Gold, Pool #G18707 ................................... 3.50 9/1/33 18
29 Freddie Mac Gold, Pool #Q12052 ................................... 3.50 10/1/42 28
27 Freddie Mac Gold, Pool #Q06749 ................................... 3.50 3/1/42 26
3 Freddie Mac Gold, Pool #J30284 .................................... 3.50 11/1/29 3
19 Freddie Mac Gold, Pool #G30776 ................................... 3.50 7/1/35 19
74 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 70
25 Freddie Mac Gold, Pool #Q04087 ................................... 3.50 10/1/41 24
26 Freddie Mac Gold, Pool #C91403 ................................... 3.50 3/1/32 25
32 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 30
27 Freddie Mac Gold, Pool #Q36040 ................................... 3.50 9/1/45 25
33 Freddie Mac Gold, Pool #Q53176 ................................... 3.50 12/1/47 30

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 15 Freddie Mac Gold, Pool #G08605 ................................... 3.50 9/1/44 $ 14
54 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 50
29 Freddie Mac Gold, Pool #C91456 ................................... 3.50 6/1/32 29
52 Freddie Mac Gold, Pool #Q49490 ................................... 3.50 7/1/47 48
6 Freddie Mac Gold, Pool #C91940 ................................... 3.50 6/1/37 6
8 Freddie Mac Gold, Pool #Q55002 ................................... 3.50 3/1/48 8
13 Freddie Mac Gold, Pool #G08554 ................................... 3.50 10/1/43 13
68 Freddie Mac Gold, Pool #G08562 ................................... 3.50 1/1/44 64
29 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 27
8 Freddie Mac Gold, Pool #J27494 .................................... 3.50 2/1/29 8
39 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 37
6 Freddie Mac Gold, Pool #G08775 ................................... 4.00 8/1/47 5
2 Freddie Mac Gold, Pool #G08642 ................................... 4.00 5/1/45 2
37 Freddie Mac Gold, Pool #G08588 ................................... 4.00 5/1/44 36
9 Freddie Mac Gold, Pool #G08672 ................................... 4.00 10/1/45 9
3 Freddie Mac Gold, Pool #G08771 ................................... 4.00 7/1/47 3
24 Freddie Mac Gold, Pool #G08767 ................................... 4.00 6/1/47 23
16 Freddie Mac Gold, Pool #C91738 ................................... 4.00 11/1/33 16
7 Freddie Mac Gold, Pool #C91994 ................................... 4.00 5/1/38 6
— Freddie Mac Gold, Pool #G14453 ................................... 4.00 6/1/26 —
17 Freddie Mac Gold, Pool #G08483 ................................... 4.00 3/1/42 16
157 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 152
3 Freddie Mac Gold, Pool #C91395 ................................... 4.00 9/1/31 3
18 Freddie Mac Gold, Pool #G08601 ................................... 4.00 8/1/44 17
34 Freddie Mac Gold, Pool #G08459 ................................... 4.00 9/1/41 33
5 Freddie Mac Gold, Pool #C92019 ................................... 4.00 10/1/38 5
19 Freddie Mac Gold, Pool #Q34081 ................................... 4.00 6/1/45 18
61 Freddie Mac Gold, Pool #G06506 ................................... 4.00 12/1/40 60
15 Freddie Mac Gold, Pool #G08831 ................................... 4.00 8/1/48 14
17 Freddie Mac Gold, Pool #C91765 ................................... 4.00 6/1/34 16
37 Freddie Mac Gold, Pool #G08785 ................................... 4.00 10/1/47 36
2 Freddie Mac Gold, Pool #Q27456 ................................... 4.00 7/1/44 2
3 Freddie Mac Gold, Pool #G08801 ................................... 4.00 2/1/48 3
7 Freddie Mac Gold, Pool #G08606 ................................... 4.00 9/1/44 7
32 Freddie Mac Gold, Pool #Q27594 ................................... 4.00 8/1/44 31
5 Freddie Mac Gold, Pool #G08633 ................................... 4.00 3/1/45 4
30 Freddie Mac Gold, Pool #C09070 ................................... 4.00 12/1/44 29
15 Freddie Mac Gold, Pool #G08836 ................................... 4.00 9/1/48 14
4 Freddie Mac Gold, Pool #C91923 ................................... 4.00 3/1/37 4
4 Freddie Mac Gold, Pool #Q52321 ................................... 4.50 11/1/47 4
11 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 11
9 Freddie Mac Gold, Pool #G01890 ................................... 4.50 10/1/35 9
4 Freddie Mac Gold, Pool #A90437 ................................... 4.50 1/1/40 4
3 Freddie Mac Gold, Pool #Q58217 ................................... 4.50 9/1/48 3
10 Freddie Mac Gold, Pool #G08596 ................................... 4.50 7/1/44 10
8 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 8
5 Freddie Mac Gold, Pool #Q25432 ................................... 4.50 3/1/44 5
12 Freddie Mac Gold, Pool #G60512 ................................... 4.50 12/1/45 12
16 Freddie Mac Gold, Pool #Q59805 ................................... 4.50 11/1/48 16
29 Freddie Mac Gold, Pool #A97495 ................................... 4.50 3/1/41 29
17 Freddie Mac Gold, Pool #G08754 ................................... 4.50 3/1/47 17
15 Freddie Mac Gold, Pool #Q22671 ................................... 4.50 11/1/43 15
26 Freddie Mac Gold, Pool #G08759 ................................... 4.50 4/1/47 26
25 Freddie Mac Gold, Pool #Q57957 ................................... 4.50 8/1/48 25
331 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 327
6 Freddie Mac Gold, Pool #G01962 ................................... 5.00 12/1/35 6
6 Freddie Mac Gold, Pool #G04817 ................................... 5.00 9/1/38 6
6 Freddie Mac Gold, Pool #G05904 ................................... 5.00 9/1/39 7
62 Freddie Mac Gold, Pool #G04913 ................................... 5.00 3/1/38 63

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 $ 7
26 Freddie Mac Gold, Pool #Q00763 ................................... 5.00 5/1/41 27
4 Freddie Mac Gold, Pool #G07068 ................................... 5.00 7/1/41 4
10 Freddie Mac Gold, Pool #G05205 ................................... 5.00 1/1/39 10
120 Freddie Mac Gold, Pool #C01598 ................................... 5.00 8/1/33 121
— Freddie Mac Gold, Pool #A79636 ................................... 5.50 7/1/38 —
21 Freddie Mac Gold, Pool #G06031 ................................... 5.50 3/1/40 22
85 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 88
1 Freddie Mac Gold, Pool #G06091 ................................... 5.50 5/1/40 1
1 Freddie Mac Gold, Pool #A69671 ................................... 5.50 12/1/37 1
85 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 89
— Freddie Mac Gold, Pool #C90989 ................................... 6.00 9/1/26 —
10 Freddie Mac Gold, Pool #G05709 ................................... 6.00 6/1/38 10
19 Freddie Mac Gold, Pool #G03551 ................................... 6.00 11/1/37 19
2 Freddie Mac Gold, Pool #A62706 ................................... 6.00 6/1/37 2
354 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 292
173 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 142
274 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 226
339 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 280
253 Government National Mortgage Association, Pool #MA6818 ................ 2.00 8/20/50 209
282 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 233
403 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 332
500 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 413
325 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 269
172 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 142
1,052 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 868
426 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 351
348 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 287
373 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 308
202 Government National Mortgage Association, Pool #MA7533 ................ 2.00 8/20/51 166
411 Government National Mortgage Association, Pool #MA7192 ................ 2.00 2/20/51 339
405 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 334
304 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 251
272 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 224
299 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 246
660 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 545
142 Government National Mortgage Association, Pool #MA4260 ................ 2.50 2/20/47 125
294 Government National Mortgage Association, Pool #MA7367 ................ 2.50 5/20/51 253
3 Government National Mortgage Association, Pool #MA1133 ................ 2.50 7/20/28 3
255 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 219
4 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 4
323 Government National Mortgage Association, Pool #MA7987 ................ 2.50 4/20/52 278
362 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 311
484 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 416
276 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 237
281 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 242
318 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 274
305 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 263
223 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 192
6 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 6
638 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 549
339 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 292
14 Government National Mortgage Association, Pool #MA4067 ................ 2.50 11/20/46 12
115 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 99
9 Government National Mortgage Association, Pool #MA4194 ................ 2.50 1/20/47 8
13 Government National Mortgage Association, Pool #MA4717 ................ 2.50 9/20/47 12
208 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 179
147 Government National Mortgage Association, Pool #MA7705 ................ 2.50 11/20/51 127
119 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 102

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 336 Government National Mortgage Association, Pool #MA7052 ................ 2.50 12/20/50 $ 290
25 Government National Mortgage Association, Pool #MA1283 ................ 2.50 9/20/43 22
325 Government National Mortgage Association, Pool #MA7881 ................ 2.50 2/20/52 280
146 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 126
295 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 254
6 Government National Mortgage Association, Pool #MA4424 ................ 2.50 5/20/32 6
69 Government National Mortgage Association, Pool #MA6598 ................ 2.50 4/20/50 60
3 Government National Mortgage Association, Pool #MA0601 ................ 2.50 12/20/27 3
9 Government National Mortgage Association, Pool #711729 ................. 2.50 3/15/43 8
144 Government National Mortgage Association, Pool #MA4125 ................ 2.50 12/20/46 126
3 Government National Mortgage Association, Pool #MA0908 ................ 2.50 4/20/28 2
299 Government National Mortgage Association, Pool #MA8147 ................ 2.50 7/20/52 257
174 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 150
354 Government National Mortgage Association, Pool #MA7827 ................ 2.50 1/20/52 305
11 Government National Mortgage Association, Pool #776954 ................. 2.50 11/15/42 9
4 Government National Mortgage Association, Pool #MA2890 ................ 2.50 6/20/45 4
349 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 300
198 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 170
338 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 291
3 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
94 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 85
59 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 53
60 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 54
62 Government National Mortgage Association, Pool #MA0153 ................ 3.00 6/20/42 57
176 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 157
189 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 169
36 Government National Mortgage Association, Pool #MA2825 ................ 3.00 5/20/45 33
60 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 54
27 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 24
109 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 99
27 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 24
34 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 32
58 Government National Mortgage Association, Pool #MA4961 ................ 3.00 1/20/48 52
2 Government National Mortgage Association, Pool #MA1890 ................ 3.00 5/20/29 2
99 Government National Mortgage Association, Pool #MA0391 ................ 3.00 9/20/42 92
44 Government National Mortgage Association, Pool #MA3309 ................ 3.00 12/20/45 40
55 Government National Mortgage Association, Pool #MA0461 ................ 3.00 10/20/42 51
30 Government National Mortgage Association, Pool #779084 ................. 3.00 4/15/42 28
57 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 51
37 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 33
54 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 49
138 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 125
103 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 94
122 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 110
43 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 39
7 Government National Mortgage Association, Pool #MA1265 ................ 3.00 9/20/28 6
57 Government National Mortgage Association, Pool #MA4777 ................ 3.00 10/20/47 51
22 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 20
3 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 3
101 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 91
14 Government National Mortgage Association, Pool #MA2600 ................ 3.00 2/20/45 13
4 Government National Mortgage Association, Pool #MA2797 ................ 3.00 5/20/30 4
23 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 21
95 Government National Mortgage Association, Pool #AD8433 ................ 3.00 7/15/43 87
10 Government National Mortgage Association, Pool #AG0440 ................ 3.00 8/15/43 9
350 Government National Mortgage Association, Pool #MA0624 ................ 3.00 12/20/42 323
53 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 48
78 Government National Mortgage Association, Pool #MA2147 ................ 3.00 8/20/44 71
299 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 267

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 346 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 $ 309
16 Government National Mortgage Association, Pool #MA3520 ................ 3.00 3/20/46 14
114 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 104
6 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 5
279 Government National Mortgage Association, Pool #MA7706 ................ 3.00 11/20/51 249
9 Government National Mortgage Association, Pool #AK7285 ................ 3.00 3/15/45 8
6 Government National Mortgage Association, Pool #AN5756 ................ 3.00 7/15/45 6
87 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 78
43 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 39
48 Government National Mortgage Association, Pool #MA4381 ................ 3.00 4/20/47 43
282 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 253
287 Government National Mortgage Association, Pool #MA7768 ................ 3.00 12/20/51 256
61 Government National Mortgage Association, Pool #MA4450 ................ 3.00 5/20/47 55
— Government National Mortgage Association, Pool #5276 .................. 3.00 1/20/27 —
9 Government National Mortgage Association, Pool #MA4559 ................ 3.00 7/20/32 9
84 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 75
70 Government National Mortgage Association, Pool #MA4509 ................ 3.00 6/20/47 63
115 Government National Mortgage Association, Pool #MA5076 ................ 3.00 3/20/48 104
4 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 4
8 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 8
65 Government National Mortgage Association, Pool #MA1374 ................ 3.00 10/20/43 60
71 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 65
2 Government National Mortgage Association, Pool #MA4935 ................ 3.00 1/20/33 2
28 Government National Mortgage Association, Pool #MA2753 ................ 3.00 4/20/45 26
34 Government National Mortgage Association, Pool #MA3172 ................ 3.00 10/20/45 32
39 Government National Mortgage Association, Pool #MA2444 ................ 3.00 12/20/44 36
54 Government National Mortgage Association, Pool #MA3033 ................ 3.00 8/20/45 49
4 Government National Mortgage Association, Pool #AA2934 ................ 3.00 7/15/42 4
71 Government National Mortgage Association, Pool #AA6149 ................ 3.00 3/20/43 64
11 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 10
75 Government National Mortgage Association, Pool #MA4651 ................ 3.00 8/20/47 67
41 Government National Mortgage Association, Pool #MA3104 ................ 3.00 9/20/45 37
32 Government National Mortgage Association, Pool #AA2654 ................ 3.00 6/15/43 29
3 Government National Mortgage Association, Pool #AL5058 ................ 3.00 3/15/45 3
46 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 42
116 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 105
135 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 123
— Government National Mortgage Association, Pool #738602 ................. 3.50 8/15/26 —
80 Government National Mortgage Association, Pool #MA4196 ................ 3.50 1/20/47 75
70 Government National Mortgage Association, Pool #MA3034 ................ 3.50 8/20/45 66
43 Government National Mortgage Association, Pool #MA3663 ................ 3.50 5/20/46 40
60 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 57
60 Government National Mortgage Association, Pool #MA2303 ................ 3.50 10/20/44 57
83 Government National Mortgage Association, Pool #MA0934 ................ 3.50 4/20/43 79
43 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 40
75 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 70
47 Government National Mortgage Association, Pool #783976 ................. 3.50 4/20/43 45
83 Government National Mortgage Association, Pool #MA0852 ................ 3.50 3/20/43 79
24 Government National Mortgage Association, Pool #MA4451 ................ 3.50 5/20/47 22
51 Government National Mortgage Association, Pool #MA4069 ................ 3.50 11/20/46 48
42 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 40
56 Government National Mortgage Association, Pool #MA2892 ................ 3.50 6/20/45 52
109 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 103
18 Government National Mortgage Association, Pool #BD5909 ................ 3.50 10/15/47 16
46 Government National Mortgage Association, Pool #MA5136 ................ 3.50 4/20/48 44
225 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 207
27 Government National Mortgage Association, Pool #MA1919 ................ 3.50 5/20/44 26
59 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 56
52 Government National Mortgage Association, Pool #MA2678 ................ 3.50 3/20/45 49

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 96 Government National Mortgage Association, Pool #MA0462 ................ 3.50 10/20/42 $ 92
31 Government National Mortgage Association, Pool #740798 ................. 3.50 1/15/42 29
74 Government National Mortgage Association, Pool #MA3521 ................ 3.50 3/20/46 69
34 Government National Mortgage Association, Pool #MA5263 ................ 3.50 6/20/48 32
4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 3
51 Government National Mortgage Association, Pool #MA4900 ................ 3.50 12/20/47 48
50 Government National Mortgage Association, Pool #MA4262 ................ 3.50 2/20/47 47
299 Government National Mortgage Association, Pool #MA8149 ................ 3.50 7/20/52 275
45 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 42
96 Government National Mortgage Association, Pool #MA2073 ................ 3.50 7/20/44 91
12 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 11
64 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 60
6 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 5
7 Government National Mortgage Association, Pool #MA6410 ................ 3.50 1/20/50 6
2 Government National Mortgage Association, Pool #AL8566 ................ 3.50 3/15/45 2
94 Government National Mortgage Association, Pool #MA1090 ................ 3.50 6/20/43 89
33 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 31
61 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 58
12 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 11
34 Government National Mortgage Association, Pool #MA2754 ................ 3.50 4/20/45 32
33 Government National Mortgage Association, Pool #MA2445 ................ 3.50 12/20/44 31
60 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 56
48 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 45
50 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 47
66 Government National Mortgage Association, Pool #MA0088 ................ 3.50 5/20/42 64
48 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 44
32 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 30
1 Government National Mortgage Association, Pool #MA1266 ................ 3.50 9/20/28 1
6 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 5
4 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 4
11 Government National Mortgage Association, Pool #AD2416 ................ 3.50 5/15/43 10
322 Government National Mortgage Association, Pool #MB0742 ................ 3.50 11/20/55 295
71 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 66
38 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 36
92 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 87
4 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 4
87 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 82
12 Government National Mortgage Association, Pool #MA3937 ................ 3.50 9/20/46 11
8 Government National Mortgage Association, Pool #MA6475 ................ 3.50 2/20/50 7
9 Government National Mortgage Association, Pool #MA6711 ................ 3.50 6/20/50 9
59 Government National Mortgage Association, Pool #AM4971 ................ 3.50 4/20/45 55
190 Government National Mortgage Association, Pool #MA8266 ................ 3.50 9/20/52 175
12 Government National Mortgage Association, Pool #796271 ................. 3.50 7/15/42 11
15 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 13
35 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 33
67 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 62
45 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 42
31 Government National Mortgage Association, Pool #MA1838 ................ 3.50 4/20/44 29
168 Government National Mortgage Association, Pool #MA0220 ................ 3.50 7/20/42 162
136 Government National Mortgage Association, Pool #MA2148 ................ 3.50 8/20/44 129
12 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 11
63 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 59
46 Government National Mortgage Association, Pool #MA4719 ................ 3.50 9/20/47 44
58 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 55
46 Government National Mortgage Association, Pool #778157 ................. 3.50 3/15/42 43
42 Government National Mortgage Association, Pool #MA5077 ................ 3.50 3/20/48 39
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
51 Government National Mortgage Association, Pool #MA0022 ................ 3.50 4/20/42 49
17 Government National Mortgage Association, Pool #AD5627 ................ 4.00 4/15/43 16

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 12 Government National Mortgage Association, Pool #MA3455 ................ 4.00 2/20/46 $ 11
5 Government National Mortgage Association, Pool #779401 ................. 4.00 6/15/42 5
385 Government National Mortgage Association, Pool #MA8267 ................ 4.00 9/20/52 365
408 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 387
46 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 44
38 Government National Mortgage Association, Pool #MA1376 ................ 4.00 10/20/43 36
14 Government National Mortgage Association, Pool #740068 ................. 4.00 9/15/40 13
19 Government National Mortgage Association, Pool #MA2149 ................ 4.00 8/20/44 18
20 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 20
58 Government National Mortgage Association, Pool #MA1839 ................ 4.00 4/20/44 56
32 Government National Mortgage Association, Pool #713876 ................. 4.00 8/15/39 31
9 Government National Mortgage Association, Pool #MA5330 ................ 4.00 7/20/48 9
26 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 25
44 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 42
14 Government National Mortgage Association, Pool #738710 ................. 4.00 9/15/41 14
20 Government National Mortgage Association, Pool #MA1286 ................ 4.00 9/20/43 20
33 Government National Mortgage Association, Pool #MA5078 ................ 4.00 3/20/48 31
2 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 2
24 Government National Mortgage Association, Pool #MA9962 ................ 4.00 10/20/54 22
62 Government National Mortgage Association, Pool #MA4452 ................ 4.00 5/20/47 59
42 Government National Mortgage Association, Pool #AB1483 ................ 4.00 8/15/42 40
327 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 309
69 Government National Mortgage Association, Pool #MA4587 ................ 4.00 7/20/47 66
148 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 139
37 Government National Mortgage Association, Pool #MA4383 ................ 4.00 4/20/47 36
13 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 12
10 Government National Mortgage Association, Pool #MA3106 ................ 4.00 9/20/45 10
36 Government National Mortgage Association, Pool #MA0319 ................ 4.00 8/20/42 35
11 Government National Mortgage Association, Pool #AV6086 ................ 4.00 7/15/47 11
14 Government National Mortgage Association, Pool #AM8203 ................ 4.00 5/15/45 13
61 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 58
44 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 42
47 Government National Mortgage Association, Pool #MA1761 ................ 4.00 3/20/44 46
29 Government National Mortgage Association, Pool #MA1678 ................ 4.00 2/20/44 28
30 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 28
33 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 32
34 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 33
16 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 15
118 Government National Mortgage Association, Pool #5139 .................. 4.00 8/20/41 115
8 Government National Mortgage Association, Pool #4922 .................. 4.00 1/20/41 8
13 Government National Mortgage Association, Pool #MA5931 ................ 4.00 5/20/49 12
8 Government National Mortgage Association, Pool #766495 ................. 4.00 10/15/41 7
57 Government National Mortgage Association, Pool #MA2074 ................ 4.00 7/20/44 55
35 Government National Mortgage Association, Pool #MA2522 ................ 4.00 1/20/45 34
36 Government National Mortgage Association, Pool #MA3598 ................ 4.00 4/20/46 34
14 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 13
3 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 3
38 Government National Mortgage Association, Pool #MA1449 ................ 4.00 11/20/43 36
12 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 11
15 Government National Mortgage Association, Pool #MA0155 ................ 4.00 6/20/42 15
33 Government National Mortgage Association, Pool #MA4197 ................ 4.00 1/20/47 32
18 Government National Mortgage Association, Pool #753254 ................. 4.00 9/15/43 17
20 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 19
10 Government National Mortgage Association, Pool #MA6155 ................ 4.00 9/20/49 10
6 Government National Mortgage Association, Pool #MA3174 ................ 4.00 10/20/45 6
24 Government National Mortgage Association, Pool #MA2602 ................ 4.00 2/20/45 23
50 Government National Mortgage Association, Pool #MA2224 ................ 4.00 9/20/44 48
35 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 34
29 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 27

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 42 Government National Mortgage Association, Pool #MA2304 ................ 4.00 10/20/44 $ 41
293 Government National Mortgage Association, Pool #MA8151 ................ 4.50 7/20/52 285
11 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 11
8 Government National Mortgage Association, Pool #729511 ................. 4.50 4/15/40 8
11 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 11
4 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 4
47 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 45
17 Government National Mortgage Association, Pool #MA5467 ................ 4.50 9/20/48 17
11 Government National Mortgage Association, Pool #MA4780 ................ 4.50 10/20/47 10
24 Government National Mortgage Association, Pool #MA9849 ................ 4.50 8/20/54 23
98 Government National Mortgage Association, Pool #MB0422 ................ 4.50 6/20/55 95
4 Government National Mortgage Association, Pool #MA5529 ................ 4.50 10/20/48 4
360 Government National Mortgage Association, Pool #MA8946 ................ 4.50 6/20/53 348
23 Government National Mortgage Association, Pool #MA4512 ................ 4.50 6/20/47 23
11 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 11
3 Government National Mortgage Association, Pool #MA5877 ................ 4.50 4/20/49 3
26 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 26
9 Government National Mortgage Association, Pool #MA5711 ................ 4.50 1/20/49 9
43 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 42
6 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 6
30 Government National Mortgage Association, Pool #MA4384 ................ 4.50 4/20/47 29
10 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 9
29 Government National Mortgage Association, Pool #MA5652 ................ 4.50 12/20/48 28
592 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 573
7 Government National Mortgage Association, Pool #MA4129 ................ 4.50 12/20/46 7
14 Government National Mortgage Association, Pool #MA1092 ................ 4.50 6/20/43 14
25 Government National Mortgage Association, Pool #MA0701 ................ 4.50 1/20/43 25
9 Government National Mortgage Association, Pool #738793 ................. 4.50 9/15/41 9
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
131 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 131
14 Government National Mortgage Association, Pool #MA3805 ................ 4.50 7/20/46 14
275 Government National Mortgage Association, Pool #MB0483 ................ 4.50 7/20/55 266
249 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 241
71 Government National Mortgage Association, Pool #717148 ................. 4.50 5/15/39 71
432 Government National Mortgage Association, Pool #MB0145 ................ 4.50 1/20/55 417
4 Government National Mortgage Association, Pool #BB7097 ................ 4.50 8/15/47 3
184 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 182
494 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 480
332 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 322
44 Government National Mortgage Association, Pool #5260 .................. 4.50 12/20/41 43
585 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 584
12 Government National Mortgage Association, Pool #MA5597 ................ 5.00 11/20/48 12
7 Government National Mortgage Association, Pool #782468 ................. 5.00 11/15/38 7
432 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 427
129 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 131
48 Government National Mortgage Association, Pool #782523 ................. 5.00 11/15/35 48
25 Government National Mortgage Association, Pool #MA2076 ................ 5.00 7/20/44 25
23 Government National Mortgage Association, Pool #MB0204 ................ 5.00 2/20/55 23
349 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 347
8 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 8
375 Government National Mortgage Association, Pool #MB0307 ................ 5.00 4/20/55 371
11 Government National Mortgage Association, Pool #675179 ................. 5.00 3/15/38 11
344 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 342
7 Government National Mortgage Association, Pool #MA5400 ................ 5.00 8/20/48 7
323 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 321
452 Government National Mortgage Association, Pool #MB0813 ................ 5.00 12/20/55 448
33 Government National Mortgage Association, Pool #694531 ................. 5.00 11/15/38 34
325 Government National Mortgage Association, Pool #MA9105 ................ 5.00 8/20/53 323
4 Government National Mortgage Association, Pool #MA0465 ................ 5.00 10/20/42 4

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Government National Mortgage Association, Pool #MA5819 ................ 5.00 3/20/49 $ 7
240 Government National Mortgage Association, Pool #MB0423 ................ 5.00 6/20/55 238
299 Government National Mortgage Association, Pool #MB0871 ................ 5.00 1/20/56 296
621 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 615
23 Government National Mortgage Association, Pool #604285 ................. 5.00 5/15/33 23
5 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 5
292 Government National Mortgage Association, Pool #MA8647 ................ 5.00 2/20/53 290
8 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 8
3 Government National Mortgage Association, Pool #MA5712 ................ 5.00 1/20/49 3
10 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 10
15 Government National Mortgage Association, Pool #MA4007 ................ 5.00 10/20/46 15
172 Government National Mortgage Association, Pool #MA9240 ................ 5.00 10/20/53 171
6 Government National Mortgage Association, Pool #MA5765 ................ 5.00 2/20/49 6
16 Government National Mortgage Association, Pool #712690 ................. 5.00 4/15/39 16
4 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 4
6 Government National Mortgage Association, Pool #MA5080 ................ 5.00 3/20/48 7
321 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 324
33 Government National Mortgage Association, Pool #783284 ................. 5.50 6/20/40 35
323 Government National Mortgage Association, Pool #MB0259 ................ 5.50 3/20/55 326
298 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 301
240 Government National Mortgage Association, Pool #MB0485 ................ 5.50 7/20/55 241
74 Government National Mortgage Association, Pool #MB0686 ................ 5.50 10/20/55 74
416 Government National Mortgage Association, Pool #MB0556 ................ 5.50 8/20/55 419
365 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 368
349 Government National Mortgage Association, Pool #MB0308 ................ 5.50 4/20/55 351
288 Government National Mortgage Association, Pool #MA8570 ................ 5.50 1/20/53 293
359 Government National Mortgage Association, Pool #MB0424 ................ 5.50 6/20/55 361
5 Government National Mortgage Association, Pool #658181 ................. 5.50 11/15/36 5
4 Government National Mortgage Association, Pool #MA0466 ................ 5.50 10/20/42 4
304 Government National Mortgage Association, Pool #MA8948 ................ 5.50 6/20/53 308
336 Government National Mortgage Association, Pool #MA9906 ................ 5.50 9/20/54 339
21 Government National Mortgage Association, Pool #510835 ................. 5.50 2/15/35 21
18 Government National Mortgage Association, Pool #MA9541 ................ 5.50 3/20/54 18
213 Government National Mortgage Association, Pool #MA9241 ................ 5.50 10/20/53 215
373 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 377
337 Government National Mortgage Association, Pool #MA9851 ................ 5.50 8/20/54 339
336 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 340
257 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 259
125 Government National Mortgage Association, Pool #MA8801 ................ 5.50 4/20/53 127
440 Government National Mortgage Association, Pool #MB0092 ................ 5.50 12/20/54 444
256 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 261
254 Government National Mortgage Association, Pool #MB0309 ................ 6.00 4/20/55 258
231 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 235
236 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 241
249 Government National Mortgage Association, Pool #MB0624 ................ 6.00 9/20/55 253
268 Government National Mortgage Association, Pool #MB0260 ................ 6.00 3/20/55 273
316 Government National Mortgage Association, Pool #MB0206 ................ 6.00 2/20/55 322
275 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 280
17 Government National Mortgage Association, Pool #781959 ................. 6.00 7/15/35 17
166 Government National Mortgage Association, Pool #MA9780 ................ 6.00 7/20/54 169
13 Government National Mortgage Association, Pool #MA9542 ................ 6.00 3/20/54 13
18 Government National Mortgage Association, Pool #4222 .................. 6.00 8/20/38 19
22 Government National Mortgage Association, Pool #4245 .................. 6.00 9/20/38 22
100 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 102
283 Government National Mortgage Association, Pool #MA9966 ................ 6.00 10/20/54 288
311 Government National Mortgage Association, Pool #MB0148 ................ 6.00 1/20/55 317
143 Government National Mortgage Association, Pool #MA9364 ................ 6.50 12/20/53 149
286 Government National Mortgage Association, Pool #MB0558 ................ 6.50 8/20/55 297
209 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 218

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 88 Government National Mortgage Association, Pool #MA9908 ................ 6.50 9/20/54 $ 91
7 Government National Mortgage Association, Pool #699237 ................. 6.50 9/15/38 7
144 Government National Mortgage Association, Pool #MB0261 ................ 6.50 3/20/55 149
75 Government National Mortgage Association, 30 YR TBA .................. 2.00 5/20/56 62
500 Government National Mortgage Association, 30 YR TBA .................. 2.00 4/20/56 412
50 Government National Mortgage Association, 30 YR TBA .................. 2.50 5/20/56 43
675 Government National Mortgage Association, 30 YR TBA .................. 2.50 4/20/56 580
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 5/20/55 22
700 Government National Mortgage Association, 30 YR TBA .................. 3.00 4/20/56 625
50 Government National Mortgage Association, 30 YR TBA .................. 3.50 5/20/55 46
600 Government National Mortgage Association, 30 YR TBA .................. 3.50 4/20/56 550
50 Government National Mortgage Association, 30 YR TBA .................. 4.00 5/20/55 47
600 Government National Mortgage Association, 30 YR TBA .................. 4.00 4/20/56 562
400 Government National Mortgage Association, 30 YR TBA .................. 4.50 4/20/56 386
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 5/20/55 24
25 Government National Mortgage Association, 30 YR TBA .................. 5.00 5/20/56 25
1,200 Government National Mortgage Association, 30 YR TBA .................. 5.00 4/20/56 1,188
700 Government National Mortgage Association, 30 YR TBA .................. 5.50 4/20/56 704
50 Government National Mortgage Association, 30 YR TBA .................. 5.50 5/20/56 50
50 Government National Mortgage Association, 30 YR TBA .................. 6.00 5/20/55 51
600 Government National Mortgage Association, 30 YR TBA .................. 6.00 4/20/56 610
25 Government National Mortgage Association, 30 YR TBA .................. 6.50 5/20/56 26
375 Government National Mortgage Association, 30 YR TBA .................. 6.50 4/20/56 390
300 Government National Mortgage Association, 30 YR TBA .................. 7.00 4/20/56 310
Total U.S. Government Agency Mortgages (cost $229,217) ............... 213,096
U.S. Government Agency Securities — 0.41%
375 Fannie Mae ................................................... 0.75 10/8/27 358
200 Fannie Mae ................................................... 0.88 8/5/30 176
10 Fannie Mae ................................................... 5.63 7/15/37 11
300 Fannie Mae ................................................... 6.25 5/15/29 321
180 Fannie Mae ................................................... 6.63 11/15/30 200
180 Fannie Mae ................................................... 7.25 5/15/30 203
75 Federal Farm Credit Banks Funding Corp., Callable 4/13/26 @ 100.00 ......... 1.24 12/23/30 66
496 Federal Farm Credit Banks Funding Corp., Callable 4/13/26 @ 100.00 ......... 1.55 7/26/30 447
500 Federal Farm Credit Banks Funding Corp., Callable 1/22/27 @ 100.00 ......... 3.74 1/22/29 495
115 Federal Farm Credit Banks Funding Corp. ............................. 3.75 7/3/28 115
250 Federal Farm Credit Banks Funding Corp., Callable 4/13/26 @ 100.00 ......... 4.89 9/12/33 249
25 Federal Home Loan Banks ........................................ 3.25 11/16/28 25
300 Federal Home Loan Banks ........................................ 3.25 6/9/28 296
500 Federal Home Loan Banks ........................................ 3.50 3/3/28 497
500 Federal Home Loan Banks ........................................ 3.50 9/9/27 497
175 Federal Home Loan Banks ........................................ 3.50 10/4/27 174
250 Federal Home Loan Banks ........................................ 3.88 6/4/27 250
300 Federal Home Loan Banks ........................................ 4.00 6/30/28 301
125 Federal Home Loan Banks ........................................ 4.75 4/9/27 126
165 Federal Home Loan Banks ........................................ 5.50 7/15/36 179
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
100 Freddie Mac .................................................. 0.00(b) 11/15/38 55
1,000 Freddie Mac, Callable 6/18/26 @ 100.00 .............................. 4.75 12/18/29 1,000
265 Freddie Mac .................................................. 6.25 7/15/32 295
190 Freddie Mac .................................................. 6.75 3/15/31 213
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25
200 Tennessee Valley Authority ........................................ 3.88 8/1/30 199
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 9
125 Tennessee Valley Authority ........................................ 4.88 5/15/35 129
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 89

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities (continued)
$ 250 Tennessee Valley Authority ........................................ 5.25 2/1/55 $ 248
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 202
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 111
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 159
Total U.S. Government Agency Securities (cost $7,851) .................. 7,729
Corporate Bonds — 12.13%
2,254 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 1,962
573 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 543
915 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 676
1,335 Alphabet, Inc. (Interactive Media & Services), Callable 5/15/55 @ 100.00  ...... 5.45 11/15/55 1,287
1,440 Amazon.com, Inc. (Broadline Retail), Callable 5/20/55 @ 100.00  ............ 5.45 11/20/55 1,377
2,050 American Express Co. (Consumer Finance), Callable 4/25/35 @ 100.00  ....... 5.67 (SOFR + 179
bps)(c) 4/25/36 2,112
1,025 Amgen, Inc. (Biotechnology), Callable 11/25/30 @ 100.00  ................. 2.30 2/25/31 921
1,360 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 1,134
670 Amgen, Inc. (Biotechnology), Callable 9/2/42 @ 100.00  .................. 5.60 3/2/43 655
300 Amgen, Inc. (Biotechnology), Callable 9/2/62 @ 100.00  .................. 5.75 3/2/63 285
2,120 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 1,910
545 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 506
455 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 2/8/62 @
100.00  .................................................. 4.10 8/8/62 343
2,135 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 1,910
1,225 Arthur J Gallagher & Co (Insurance), Callable 9/9/51 @ 100.00  ............. 3.05 3/9/52 748
1,175 Arthur J Gallagher & Co (Insurance), Callable 11/15/34 @ 100.00  ........... 5.15 2/15/35 1,162
3,275 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 2,127
405 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 325
90 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 74
645 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 535
2,085 Atmos Energy Corp. (Gas Utilities)   ................................. 6.75 7/15/28 2,184
2,865 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 2,592
3,183 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 3,139
2,690 Bank of America Corp. (Banks), Callable 1/24/35 @ 100.00  ................ 5.51 (SOFR + 131
bps)(c) 1/24/36 2,724
1,290 Bank of America Corp. (Banks), Callable 9/15/33 @ 100.00  ................ 5.87 (SOFR + 184
bps)(c) 9/15/34 1,348
1,155 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 1,051
1,300 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 829
230 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 11/22/33 @ 100.00  ...... 5.20 2/22/34 234
345 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 8/22/63 @ 100.00  ....... 5.65 2/22/64 331
1,935 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 1,822
3,575 Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00  ............. 4.50 3/15/29 3,549
2,455 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable 1/1/32
@ 100.00  ................................................ 5.25 4/21/32 2,490
550 Capital One Financial Corp. (Consumer Finance), Callable 7/29/31 @ 100.00  ... 2.36 (SOFR + 134
bps)(c) 7/29/32 474
1,125 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(c) 11/2/32 989
3,940 Capital One Financial Corp. (Consumer Finance), Callable 7/26/29 @ 100.00  ... 5.46 (SOFR + 156
bps)(c) 7/26/30 4,024
2,194 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 1,885
735 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 686

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 4,010 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 $ 3,592
845 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 773
771 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 4/12/26 @
101.50  .................................................. 4.50 10/1/29 768
1,325 Chubb INA Holdings LLC (Insurance), Callable 12/15/33 @ 100.00  .......... 5.00 3/15/34 1,332
3,710 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 3,478
3,380 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 3,342
105 Comcast Corp. (Diversified Telecommunication Services), Callable 5/1/49 @
100.00  .................................................. 4.00 11/1/49 76
25 Comcast Corp. (Diversified Telecommunication Services)   ................. 4.65 7/15/42 22
2,185 Comcast Corp. (Diversified Telecommunication Services)   ................. 4.75 3/1/44 1,848
210 ConocoPhillips Co. (Oil, Gas & Consumable Fuels), Callable 11/15/52 @ 100.00  . 5.30 5/15/53 194
165 ConocoPhillips Co. (Oil, Gas & Consumable Fuels), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 157
420 Consolidated Edison Co. of New York, Inc. (Multi-Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 357
285 Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00  ............ 3.15 8/1/29 273
2,335 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 2,298
1,726 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 9/15/53 @ 100.00  ................... 5.75 3/15/54 1,674
440 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 469
2,780 COPT Defense Properties LP (Office REITs), Callable 11/15/28 @ 100.00  ...... 2.00 1/15/29 2,593
628 COPT Defense Properties LP (Office REITs), Callable 9/15/30 @ 100.00  ....... 4.50 10/15/30 618
615 CSX Corp. (Ground Transportation), Callable 5/15/52 @ 100.00  ............. 4.50 11/15/52 511
710 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 763
2,000 CVS Health Corp. (Health Care Providers & Services), Callable 1/1/30 @ 100.00  3.75 4/1/30 1,930
2,480 CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00  4.30 3/25/28 2,467
1,380 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 1,209
500 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 474
1,980 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 1,916
2,308 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 2,219
340 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 297
458 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 438
1,490 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 1,706
814 DTE Electric Co. (Multi-Utilities), Callable 2/15/47 @ 100.00  .............. 3.75 8/15/47 610
285 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 289
1,020 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 1,068
15 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 13
195 Eaton Corp. (Electrical Equipment), Callable 2/23/52 @ 100.00  ............. 4.70 8/23/52 169
380 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 331
820 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 706
1,340 Eli Lilly & Co. (Pharmaceuticals), Callable 8/9/53 @ 100.00  ............... 5.00 2/9/54 1,211
1,535 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,331
350 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/15/34 @ 100.00  . 5.55 5/15/34 355
355 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 12/15/47 @ 100.00  6.00 6/15/48 338
2,450 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 4/17/26 @ 103.69 (d) 7.38 2/1/31 2,542
1,586 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 1,421
2,372 Federal Express Corp. Pass Through Trusts, Series 2020-1 (Air Freight & Logistics)   1.88 2/20/34 2,046
620 Fiserv, Inc. (Financial Services), Callable 12/15/33 @ 100.00  ............... 5.45 3/15/34 613
1,055 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 1,064
305 General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00  .............. 4.20 10/1/27 303
4,065 General Motors Financial Co., Inc. (Automobiles), Callable 2/6/30 @ 100.00  .... 5.85 4/6/30 4,195
1,070 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 922

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,216 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 $ 1,045
230 Gilead Sciences, Inc. (Biotechnology), Callable 4/15/53 @ 100.00  ........... 5.55 10/15/53 222
75 HCA, Inc. (Health Care Providers & Services), Callable 3/1/30 @ 100.00  ...... 3.50 9/1/30 71
1,025 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 1,045
585 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 598
1,565 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 1,607
280 HCA, Inc. (Health Care Providers & Services), Callable 10/1/53 @ 100.00  ..... 6.00 4/1/54 270
865 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 872
580 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 574
6,085 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 5,501
2,750 JPMorgan Chase & Co. (Banks), Callable 1/23/34 @ 100.00  ................ 5.34 (SOFR + 162
bps)(c) 1/23/35 2,791
300 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/30 @ 100.00  .. 5.15 6/1/30 307
1,710 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 1,629
320 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/35 @ 100.00  .. 5.85 6/1/35 335
675 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 626
2,380 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 2,417
1,660 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 1,668
560 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 524
1,000 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 886
890 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 813
1,650 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 1,744
615 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 549
760 MetLife, Inc. (Insurance), Callable 7/15/53 @ 100.00  ..................... 5.25 1/15/54 694
870 Microsoft Corp. (Software), Callable 12/1/49 @ 100.00  ................... 2.53 6/1/50 521
1,555 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,224
436 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 418
802 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 825
2,065 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(c) 1/22/31 1,916
5,340 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 4,782
755 Morgan Stanley (Capital Markets), Callable 1/18/34 @ 100.00  .............. 5.47 (SOFR + 173
bps)(c) 1/18/35 764
90 Morgan Stanley (Capital Markets), Callable 11/1/33 @ 100.00  .............. 6.63 (SOFR + 205
bps)(c) 11/1/34 98
1,375 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 1,390
500 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 517
1,628 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,727
285 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 329
2,415 News Corp. (Media), Callable 4/12/26 @ 100.97 (d) ...................... 3.88 5/15/29 2,327
665 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 670
1,755 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,581
1,220 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 1,243
1,085 NiSource, Inc. (Multi-Utilities), Callable 10/1/54 @ 100.00  ................ 5.85 4/1/55 1,054
1,295 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,191
952 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 977
1,505 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,180
195 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 178
462 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 435
2,195 Oracle Corp. (Software), Callable 1/1/30 @ 100.00  ...................... 2.95 4/1/30 1,998
1,400 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 958
100 PG&E Wildfire Recovery Funding LLC, Series A-2 (Electric Utilities)   ........ 4.26 6/1/36 96

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 225 PG&E Wildfire Recovery Funding LLC, Series A-5 (Electric Utilities)   ........ 5.10 6/1/52 $ 209
1,515 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 1,320
560 Philip Morris International, Inc. (Tobacco), Callable 11/13/33 @ 100.00  ....... 5.25 2/13/34 570
980 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 806
1,145 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 1,080
845 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 765
2,324 Progress Energy, Inc. (Electric Utilities)   .............................. 6.00 12/1/39 2,395
1,148 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 1,296
355 Prudential Financial, Inc. (Insurance), Callable 6/7/49 @ 100.00  ............. 3.94 12/7/49 264
1,060 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 906
430 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(c) 9/1/52 428
15 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 16
295 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 230
2,656 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 2,647
1,270 Reliance, Inc. (Metals & Mining), Callable 5/15/30 @ 100.00  ............... 2.15 8/15/30 1,137
1,310 RELX Capital, Inc. (Financial Services), Callable 2/20/32 @ 100.00  .......... 4.75 5/20/32 1,302
420 RELX Capital, Inc. (Financial Services), Callable 12/27/34 @ 100.00  ......... 5.25 3/27/35 423
1,399 Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00  .... 3.50 3/15/27 1,382
896 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 861
2,109 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 1,864
125 RTX Corp. (Aerospace & Defense), Callable 8/27/52 @ 100.00  ............. 5.38 2/27/53 117
1,355 Sabra Health Care LP (Retail REITs), Callable 9/1/31 @ 100.00  ............. 3.20 12/1/31 1,221
660 Sabra Health Care LP (Health Care REITs), Callable 7/15/29 @ 100.00  ........ 3.90 10/15/29 640
1,447 Safehold GL Holdings LLC (Diversified REITs), Callable 10/15/34 @ 100.00  ... 5.65 1/15/35 1,461
25 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.38 5/11/45 21
1,295 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 1,133
1,000 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 814
1,330 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 1,104
1,130 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 1,137
1,055 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 12/23/34 @ 100.00  5.40 3/23/35 1,045
790 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 815
5,415 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 4,778
1,175 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/31 @ 100.00  . 2.65 (SOFR + 126
bps)(c) 10/21/32 1,043
1,015 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/35 @ 100.00  . 4.94 (SOFR + 133
bps)(c) 10/21/36 984
1,680 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 1,406
2,350 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 2,415
700 The Travelers Cos., Inc. (Insurance), Callable 12/8/50 @ 100.00  ............. 3.05 6/8/51 447
635 The Travelers Cos., Inc. (Insurance), Callable 2/25/45 @ 100.00  ............. 4.30 8/25/45 521
920 The Travelers Cos., Inc. (Insurance), Callable 4/24/35 @ 100.00  ............. 5.05 7/24/35 918
390 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 346
570 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 574
1,580 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,486
1,534 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 1,519
165 Truist Financial Corp., MTN (Banks), Callable 10/23/35 @ 100.00  .......... 4.96 (SOFR + 140
bps)(c) 10/23/36 159
1,720 Truist Financial Corp., MTN (Banks), Callable 6/8/33 @ 100.00  ............ 5.87 (SOFR + 236
bps)(c) 6/8/34 1,785
582 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 492
375 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 342
176 UDR, Inc. (Residential REITs), Callable 10/26/28 @ 100.00  ................ 4.40 1/26/29 175
1,223 United Airlines Pass Through Trusts, Series 2023-1, Class A (Passenger Airlines)   5.80 1/15/36 1,257

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,285 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 $ 1,395
1,245 Ventas Realty LP (Health Care REITs), Callable 6/1/31 @ 100.00  ............ 2.50 9/1/31 1,105
1,085 Ventas Realty LP (Health Care REITs), Callable 10/15/28 @ 100.00  .......... 4.40 1/15/29 1,080
140 Ventas Realty LP (Health Care REITs), Callable 4/1/34 @ 100.00  ............ 5.63 7/1/34 143
170 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 103
3,557 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 2,722
710 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 526
720 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 623
345 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 330
2,035 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(c) 10/30/30 1,921
100 Wells Fargo & Co., MTN (Banks), Callable 4/4/30 @ 100.00  ............... 4.48 (TSFR3M + 403
bps)(c) 4/4/31 99
3,520 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 3,496
1,320 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(c) 7/25/34 1,350
395 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 441
Total Corporate Bonds (cost $235,845) .............................. 228,841
U.S. Treasury Obligations — 36.01%
3,613 U.S. Treasury Bond ............................................. 1.13 8/15/40 2,253
2,470 U.S. Treasury Bond ............................................. 1.13 5/15/40 1,556
2,920 U.S. Treasury Bond ............................................. 1.25 5/15/50 1,385
3,873 U.S. Treasury Bond ............................................. 1.38 11/15/40 2,495
4,945 U.S. Treasury Bond ............................................. 1.38 8/15/50 2,417
3,925 U.S. Treasury Bond ............................................. 1.63 11/15/50 2,048
3,355 U.S. Treasury Bond ............................................. 1.75 8/15/41 2,244
3,890 U.S. Treasury Bond ............................................. 1.88 2/15/41 2,694
3,306 U.S. Treasury Bond ............................................. 1.88 2/15/51 1,835
2,363 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,298
3,751 U.S. Treasury Bond ............................................. 2.00 2/15/50 2,183
4,529 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,579
3,465 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,396
3,183 U.S. Treasury Bond ............................................. 2.25 2/15/52 1,918
2,550 U.S. Treasury Bond ............................................. 2.25 5/15/41 1,858
2,967 U.S. Treasury Bond ............................................. 2.25 8/15/46 1,933
1,961 U.S. Treasury Bond ............................................. 2.25 8/15/49 1,219
3,970 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,484
1,556 U.S. Treasury Bond ............................................. 2.38 11/15/49 991
1,990 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,451
2,885 U.S. Treasury Bond ............................................. 2.50 2/15/46 1,990
2,520 U.S. Treasury Bond ............................................. 2.50 2/15/45 1,767
2,860 U.S. Treasury Bond ............................................. 2.50 5/15/46 1,964
2,005 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,525
1,165 U.S. Treasury Bond ............................................. 2.75 8/15/47 824
2,400 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,692
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 344
2,242 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,555
906 U.S. Treasury Bond ............................................. 2.88 5/15/43 696
1,035 U.S. Treasury Bond ............................................. 2.88 11/15/46 756
2,030 U.S. Treasury Bond ............................................. 2.88 8/15/45 1,508
2,444 U.S. Treasury Bond ............................................. 2.88 5/15/49 1,737
2,540 U.S. Treasury Bond ............................................. 3.00 11/15/44 1,945

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,940 U.S. Treasury Bond ............................................. 3.00 5/15/45 $ 1,475
720 U.S. Treasury Bond ............................................. 3.00 2/15/49 526
515 U.S. Treasury Bond ............................................. 3.00 2/15/47 384
1,130 U.S. Treasury Bond ............................................. 3.00 5/15/47 840
800 U.S. Treasury Bond ............................................. 3.00 11/15/45 605
1,555 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,141
1,420 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,047
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 897
1,785 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,269
1,327 U.S. Treasury Bond ............................................. 3.13 8/15/44 1,040
1,510 U.S. Treasury Bond ............................................. 3.13 5/15/48 1,136
1,267 U.S. Treasury Bond ............................................. 3.13 2/15/43 1,015
1,075 U.S. Treasury Bond ............................................. 3.13 2/15/42 875
1,100 U.S. Treasury Bond ............................................. 3.13 11/15/41 900
975 U.S. Treasury Bond ............................................. 3.25 5/15/42 804
1,325 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,107
2,560 U.S. Treasury Bond ............................................. 3.38 11/15/48 2,004
1,720 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,406
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 7
3,740 U.S. Treasury Bond ............................................. 3.63 5/15/53 2,998
1,545 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,320
2,295 U.S. Treasury Bond ............................................. 3.63 2/15/44 1,950
1,198 U.S. Treasury Bond ............................................. 3.63 2/15/53 962
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 29
1,295 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,123
1,305 U.S. Treasury Bond ............................................. 3.88 2/15/43 1,160
185 U.S. Treasury Bond ............................................. 3.88 5/15/43 164
235 U.S. Treasury Bond ............................................. 3.88 8/15/40 215
998 U.S. Treasury Bond ............................................. 4.00 11/15/52 858
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 23
3,150 U.S. Treasury Bond ............................................. 4.13 8/15/53 2,764
1,555 U.S. Treasury Bond ............................................. 4.13 8/15/44 1,411
715 U.S. Treasury Bond ............................................. 4.25 11/15/40 682
4,625 U.S. Treasury Bond ............................................. 4.25 8/15/54 4,144
2,585 U.S. Treasury Bond ............................................. 4.25 2/15/54 2,316
130 U.S. Treasury Bond ............................................. 4.25 5/15/39 126
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 28
1,205 U.S. Treasury Bond ............................................. 4.38 11/15/39 1,174
586 U.S. Treasury Bond ............................................. 4.38 5/15/41 565
178 U.S. Treasury Bond ............................................. 4.38 5/15/40 173
555 U.S. Treasury Bond ............................................. 4.38 2/15/38 554
730 U.S. Treasury Bond ............................................. 4.50 2/15/44 698
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 257
3,290 U.S. Treasury Bond ............................................. 4.50 11/15/54 3,074
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,138
695 U.S. Treasury Bond ............................................. 4.50 2/15/36 708
3,395 U.S. Treasury Bond ............................................. 4.63 11/15/55 3,244
3,270 U.S. Treasury Bond ............................................. 4.63 2/15/55 3,120
105 U.S. Treasury Bond ............................................. 4.63 11/15/45 101
780 U.S. Treasury Bond ............................................. 4.63 2/15/46 752
1,480 U.S. Treasury Bond ............................................. 4.63 11/15/44 1,433
708 U.S. Treasury Bond ............................................. 4.63 2/15/40 706
3,460 U.S. Treasury Bond ............................................. 4.63 5/15/54 3,300
605 U.S. Treasury Bond ............................................. 4.63 5/15/44 587
545 U.S. Treasury Bond ............................................. 4.75 2/15/37 564
1,570 U.S. Treasury Bond ............................................. 4.75 2/15/41 1,578
1,945 U.S. Treasury Bond ............................................. 4.75 2/15/56 1,897
4,010 U.S. Treasury Bond ............................................. 4.75 8/15/55 3,908
1,925 U.S. Treasury Bond ............................................. 4.75 11/15/43 1,902

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,955 U.S. Treasury Bond ............................................. 4.75 11/15/53 $ 1,902
835 U.S. Treasury Bond ............................................. 4.75 2/15/45 820
3,840 U.S. Treasury Bond ............................................. 4.75 5/15/55 3,739
1,195 U.S. Treasury Bond ............................................. 4.88 8/15/45 1,191
275 U.S. Treasury Bond ............................................. 5.00 5/15/37 291
1,250 U.S. Treasury Bond ............................................. 5.00 5/15/45 1,266
445 U.S. Treasury Bond ............................................. 5.25 2/15/29 462
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 291
255 U.S. Treasury Bond ............................................. 5.38 2/15/31 270
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 414
625 U.S. Treasury Bond ............................................. 6.13 11/15/27 646
305 U.S. Treasury Bond ............................................. 6.13 8/15/29 326
1,125 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,222
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 103
4,100 U.S. Treasury Note .............................................. 0.38 9/30/27 3,895
2,340 U.S. Treasury Note .............................................. 0.38 7/31/27 2,235
1,705 U.S. Treasury Note .............................................. 0.50 8/31/27 1,627
2,685 U.S. Treasury Note .............................................. 0.50 6/30/27 2,577
1,215 U.S. Treasury Note .............................................. 0.50 4/30/27 1,173
1,715 U.S. Treasury Note .............................................. 0.50 5/31/27 1,651
3,890 U.S. Treasury Note .............................................. 0.50 10/31/27 3,692
6,575 U.S. Treasury Note .............................................. 0.63 8/15/30 5,710
2,965 U.S. Treasury Note .............................................. 0.63 12/31/27 2,805
4,815 U.S. Treasury Note .............................................. 0.63 5/15/30 4,218
2,490 U.S. Treasury Note .............................................. 0.63 11/30/27 2,362
4,355 U.S. Treasury Note .............................................. 0.75 1/31/28 4,119
6,890 U.S. Treasury Note .............................................. 0.88 11/15/30 6,004
3,615 U.S. Treasury Note .............................................. 1.00 7/31/28 3,390
5,186 U.S. Treasury Note .............................................. 1.13 2/15/31 4,546
4,235 U.S. Treasury Note .............................................. 1.13 8/31/28 3,974
3,925 U.S. Treasury Note .............................................. 1.13 2/29/28 3,732
15 U.S. Treasury Note .............................................. 1.25 3/31/28 14
1,480 U.S. Treasury Note .............................................. 1.25 4/30/28 1,405
6,545 U.S. Treasury Note .............................................. 1.25 8/15/31 5,679
3,485 U.S. Treasury Note .............................................. 1.25 9/30/28 3,273
2,185 U.S. Treasury Note .............................................. 1.25 5/31/28 2,069
3,965 U.S. Treasury Note .............................................. 1.25 6/30/28 3,747
6,302 U.S. Treasury Note .............................................. 1.38 11/15/31 5,465
3,235 U.S. Treasury Note .............................................. 1.38 12/31/28 3,030
4,135 U.S. Treasury Note .............................................. 1.38 10/31/28 3,888
3,915 U.S. Treasury Note .............................................. 1.50 11/30/28 3,687
3,768 U.S. Treasury Note .............................................. 1.50 2/15/30 3,448
2,435 U.S. Treasury Note .............................................. 1.63 8/15/29 2,266
5,025 U.S. Treasury Note .............................................. 1.63 5/15/31 4,481
3,300 U.S. Treasury Note .............................................. 1.75 1/31/29 3,118
2,540 U.S. Treasury Note .............................................. 1.75 11/15/29 2,361
5,032 U.S. Treasury Note .............................................. 1.88 2/15/32 4,462
4,075 U.S. Treasury Note .............................................. 1.88 2/28/29 3,858
3,145 U.S. Treasury Note .............................................. 2.25 8/15/27 3,079
1,955 U.S. Treasury Note .............................................. 2.25 11/15/27 1,906
1,835 U.S. Treasury Note .............................................. 2.38 3/31/29 1,760
3,005 U.S. Treasury Note .............................................. 2.38 5/15/29 2,877
3,540 U.S. Treasury Note .............................................. 2.38 5/15/27 3,484
370 U.S. Treasury Note .............................................. 2.63 7/31/29 356
4,615 U.S. Treasury Note .............................................. 2.63 2/15/29 4,465
2,795 U.S. Treasury Note .............................................. 2.63 5/31/27 2,757
2,815 U.S. Treasury Note .............................................. 2.75 5/31/29 2,724
3,305 U.S. Treasury Note .............................................. 2.75 2/15/28 3,241
3,925 U.S. Treasury Note .............................................. 2.75 4/30/27 3,883

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,246 U.S. Treasury Note .............................................. 2.75 7/31/27 $ 2,215
5,743 U.S. Treasury Note .............................................. 2.75 8/15/32 5,312
3,795 U.S. Treasury Note .............................................. 2.88 8/15/28 3,715
3,155 U.S. Treasury Note .............................................. 2.88 5/15/28 3,095
2,815 U.S. Treasury Note .............................................. 2.88 4/30/29 2,736
5,273 U.S. Treasury Note .............................................. 2.88 5/15/32 4,932
2,055 U.S. Treasury Note .............................................. 3.13 8/31/29 2,007
3,065 U.S. Treasury Note .............................................. 3.13 8/31/27 3,035
3,570 U.S. Treasury Note .............................................. 3.13 11/15/28 3,508
2,270 U.S. Treasury Note .............................................. 3.25 6/30/27 2,254
2,910 U.S. Treasury Note .............................................. 3.25 6/30/29 2,857
3,715 U.S. Treasury Note .............................................. 3.38 9/15/27 3,691
3,685 U.S. Treasury Note .............................................. 3.38 9/15/28 3,647
270 U.S. Treasury Note .............................................. 3.38 12/31/27 268
4,165 U.S. Treasury Note .............................................. 3.38 5/15/33 3,968
3,355 U.S. Treasury Note .............................................. 3.38 2/29/28 3,329
140 U.S. Treasury Note .............................................. 3.38 11/30/27 139
3,405 U.S. Treasury Note .............................................. 3.50 2/28/31 3,339
2,835 U.S. Treasury Note .............................................. 3.50 12/15/28 2,812
2,250 U.S. Treasury Note .............................................. 3.50 9/30/29 2,223
2,805 U.S. Treasury Note .............................................. 3.50 11/15/28 2,783
2,780 U.S. Treasury Note .............................................. 3.50 3/15/29 2,755
2,735 U.S. Treasury Note .............................................. 3.50 1/15/29 2,712
190 U.S. Treasury Note .............................................. 3.50 10/31/27 189
2,715 U.S. Treasury Note .............................................. 3.50 9/30/27 2,702
1,585 U.S. Treasury Note .............................................. 3.50 4/30/28 1,575
2,820 U.S. Treasury Note .............................................. 3.50 2/15/29 2,796
2,615 U.S. Treasury Note .............................................. 3.50 1/31/30 2,579
5,785 U.S. Treasury Note .............................................. 3.50 2/15/33 5,566
2,790 U.S. Treasury Note .............................................. 3.50 10/15/28 2,769
4,865 U.S. Treasury Note .............................................. 3.50 1/31/28 4,838
2,290 U.S. Treasury Note .............................................. 3.50 11/30/30 2,248
2,195 U.S. Treasury Note .............................................. 3.50 4/30/30 2,162
2,165 U.S. Treasury Note .............................................. 3.63 8/31/27 2,159
2,815 U.S. Treasury Note .............................................. 3.63 8/31/29 2,793
3,430 U.S. Treasury Note .............................................. 3.63 10/31/30 3,386
1,010 U.S. Treasury Note .............................................. 3.63 9/30/31 991
2,475 U.S. Treasury Note .............................................. 3.63 8/15/28 2,465
4,380 U.S. Treasury Note .............................................. 3.63 9/30/30 4,326
1,790 U.S. Treasury Note .............................................. 3.63 3/31/28 1,784
2,495 U.S. Treasury Note .............................................. 3.63 12/31/30 2,461
1,720 U.S. Treasury Note .............................................. 3.63 3/31/30 1,702
2,840 U.S. Treasury Note .............................................. 3.63 5/31/28 2,829
3,730 U.S. Treasury Note .............................................. 3.63 8/31/30 3,684
1,560 U.S. Treasury Note .............................................. 3.75 11/30/32 1,527
2,245 U.S. Treasury Note .............................................. 3.75 5/31/30 2,231
2,290 U.S. Treasury Note .............................................. 3.75 4/15/28 2,287
2,600 U.S. Treasury Note .............................................. 3.75 8/31/31 2,568
3,090 U.S. Treasury Note .............................................. 3.75 12/31/28 3,084
2,550 U.S. Treasury Note .............................................. 3.75 12/31/30 2,528
925 U.S. Treasury Note .............................................. 3.75 4/30/27 925
3,855 U.S. Treasury Note .............................................. 3.75 8/15/27 3,850
3,190 U.S. Treasury Note .............................................. 3.75 6/30/27 3,188
2,670 U.S. Treasury Note .............................................. 3.75 6/30/30 2,653
2,925 U.S. Treasury Note .............................................. 3.75 10/31/32 2,865
1,560 U.S. Treasury Note .............................................. 3.75 2/28/33 1,525
2,355 U.S. Treasury Note .............................................. 3.75 5/15/28 2,352
4,120 U.S. Treasury Note .............................................. 3.88 6/30/30 4,114
2,455 U.S. Treasury Note .............................................. 3.88 7/15/28 2,458

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,370 U.S. Treasury Note .............................................. 3.88 6/15/28 $ 2,374
2,840 U.S. Treasury Note .............................................. 3.88 11/30/27 2,842
1,785 U.S. Treasury Note .............................................. 3.88 12/31/29 1,784
1,840 U.S. Treasury Note .............................................. 3.88 11/30/29 1,840
2,690 U.S. Treasury Note .............................................. 3.88 12/31/27 2,692
4,220 U.S. Treasury Note .............................................. 3.88 7/31/30 4,214
3,305 U.S. Treasury Note .............................................. 3.88 3/31/28 3,310
5,740 U.S. Treasury Note .............................................. 3.88 8/15/34 5,593
2,165 U.S. Treasury Note .............................................. 3.88 3/15/28 2,168
1,115 U.S. Treasury Note .............................................. 3.88 7/31/27 1,115
2,850 U.S. Treasury Note .............................................. 3.88 9/30/32 2,813
4,825 U.S. Treasury Note .............................................. 3.88 8/15/33 4,737
1,475 U.S. Treasury Note .............................................. 3.88 9/30/29 1,475
2,470 U.S. Treasury Note .............................................. 3.88 10/15/27 2,472
505 U.S. Treasury Note .............................................. 3.88 12/31/32 498
3,355 U.S. Treasury Note .............................................. 3.88 3/31/31 3,344
5,150 U.S. Treasury Note .............................................. 3.88 8/31/32 5,086
720 U.S. Treasury Note .............................................. 3.88 4/30/30 719
1,620 U.S. Treasury Note .............................................. 3.88 5/31/27 1,621
2,715 U.S. Treasury Note .............................................. 4.00 2/29/28 2,724
2,175 U.S. Treasury Note .............................................. 4.00 1/31/31 2,180
2,220 U.S. Treasury Note .............................................. 4.00 1/31/29 2,230
5,385 U.S. Treasury Note .............................................. 4.00 2/15/34 5,314
1,815 U.S. Treasury Note .............................................. 4.00 10/31/29 1,822
2,120 U.S. Treasury Note .............................................. 4.00 3/31/30 2,128
1,335 U.S. Treasury Note .............................................. 4.00 6/30/28 1,341
3,140 U.S. Treasury Note .............................................. 4.00 2/28/30 3,152
1,420 U.S. Treasury Note .............................................. 4.00 5/31/30 1,425
845 U.S. Treasury Note .............................................. 4.00 6/30/32 841
3,525 U.S. Treasury Note .............................................. 4.00 7/31/32 3,508
1,825 U.S. Treasury Note .............................................. 4.00 4/30/32 1,819
4,220 U.S. Treasury Note .............................................. 4.00 12/15/27 4,232
2,045 U.S. Treasury Note .............................................. 4.00 7/31/30 2,052
5,750 U.S. Treasury Note .............................................. 4.00 11/15/35 5,609
2,630 U.S. Treasury Note .............................................. 4.00 7/31/29 2,642
2,860 U.S. Treasury Note .............................................. 4.13 7/31/31 2,878
1,910 U.S. Treasury Note .............................................. 4.13 2/29/32 1,918
3,205 U.S. Treasury Note .............................................. 4.13 3/31/32 3,216
2,970 U.S. Treasury Note .............................................. 4.13 8/31/30 2,993
625 U.S. Treasury Note .............................................. 4.13 10/31/29 630
1,285 U.S. Treasury Note .............................................. 4.13 7/31/28 1,294
2,690 U.S. Treasury Note .............................................. 4.13 10/31/27 2,701
1,905 U.S. Treasury Note .............................................. 4.13 3/31/29 1,921
2,135 U.S. Treasury Note .............................................. 4.13 11/15/27 2,144
2,590 U.S. Treasury Note .............................................. 4.13 9/30/27 2,601
930 U.S. Treasury Note .............................................. 4.13 3/31/31 937
6,382 U.S. Treasury Note .............................................. 4.13 11/15/32 6,383
980 U.S. Treasury Note .............................................. 4.13 10/31/31 985
3,585 U.S. Treasury Note .............................................. 4.13 2/15/36 3,529
1,775 U.S. Treasury Note .............................................. 4.13 5/31/32 1,780
1,670 U.S. Treasury Note .............................................. 4.13 11/30/31 1,678
2,625 U.S. Treasury Note .............................................. 4.13 11/30/29 2,647
6,720 U.S. Treasury Note .............................................. 4.25 5/15/35 6,701
2,545 U.S. Treasury Note .............................................. 4.25 1/31/30 2,578
2,505 U.S. Treasury Note .............................................. 4.25 1/15/28 2,523
2,565 U.S. Treasury Note .............................................. 4.25 2/15/28 2,585
5,875 U.S. Treasury Note .............................................. 4.25 8/15/35 5,854
5,305 U.S. Treasury Note .............................................. 4.25 11/15/34 5,303
1,825 U.S. Treasury Note .............................................. 4.25 2/28/31 1,849

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,730 U.S. Treasury Note .............................................. 4.25 6/30/29 $ 2,764
2,105 U.S. Treasury Note .............................................. 4.25 3/31/33 2,119
2,975 U.S. Treasury Note .............................................. 4.25 2/28/29 3,009
1,535 U.S. Treasury Note .............................................. 4.25 6/30/31 1,554
2,625 U.S. Treasury Note .............................................. 4.38 12/31/29 2,670
2,815 U.S. Treasury Note .............................................. 4.38 7/15/27 2,834
2,420 U.S. Treasury Note .............................................. 4.38 11/30/30 2,464
1,810 U.S. Treasury Note .............................................. 4.38 11/30/28 1,835
2,020 U.S. Treasury Note .............................................. 4.38 1/31/32 2,054
5,020 U.S. Treasury Note .............................................. 4.38 5/15/34 5,074
2,595 U.S. Treasury Note .............................................. 4.38 8/31/28 2,628
2,865 U.S. Treasury Note .............................................. 4.50 5/15/27 2,886
5,220 U.S. Treasury Note .............................................. 4.50 11/15/33 5,328
3,530 U.S. Treasury Note .............................................. 4.50 4/15/27 3,557
1,145 U.S. Treasury Note .............................................. 4.50 12/31/31 1,172
130 U.S. Treasury Note .............................................. 4.50 5/31/29 133
1,125 U.S. Treasury Note .............................................. 4.63 9/30/30 1,157
3,100 U.S. Treasury Note .............................................. 4.63 9/30/28 3,159
2,670 U.S. Treasury Note .............................................. 4.63 5/31/31 2,749
3,330 U.S. Treasury Note .............................................. 4.63 4/30/29 3,405
1,495 U.S. Treasury Note .............................................. 4.63 4/30/31 1,539
2,460 U.S. Treasury Note .............................................. 4.63 6/15/27 2,483
6,130 U.S. Treasury Note .............................................. 4.63 2/15/35 6,288
2,490 U.S. Treasury Note .............................................. 4.88 10/31/30 2,587
3,655 U.S. Treasury Note .............................................. 4.88 10/31/28 3,748
Total U.S. Treasury Obligations (cost $696,546) ....................... 679,191
Yankee Dollars — 0.88%
445 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 468
1,000 Aptiv Swiss Holdings Ltd. (Automobile Components)   .................... 4.65 9/13/29 1,000
2,000 Barclays PLC (Banks)   .......................................... 5.20 5/12/26 2,000
2,110 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 2,518
260 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 167
1,025 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 1,143
1,356 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 1,554
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
1,505 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,689
700 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 685
1,508 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 1,782
825 Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals), Callable 2/19/33 @
100.00  .................................................. 4.75 5/19/33 822
710 Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 644
1,665 Telefonica Europe BV (Financial Services)   ............................ 8.25 9/15/30 1,883
335 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 336
Total Yankee Dollars (cost $16,872) ................................. 16,692
Shares
Investment Companies — 38.07%
Domestic Fixed Income — 30.05%
13,362,284
iShares U.S. Treasury Bond ETF .................................... 306,130
16,947
State Street SPDR Portfolio Corporate Bond ETF ........................ 492
4,354,337
Vanguard Intermediate-Term Treasury ETF ............................ 259,301

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Domestic Fixed Income (continued)
11,090
Vanguard Total Corporate Bond Fund ................................ $ 852
566,775
Money Market Funds — 8.02%
4,041,895
State Street Institutional Treasury Money Market Fund, Premier Class ......... 3.60(e) 4,042
147,406,110
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.55(e) 147,406
151,448
Total Investment Companies (cost $710,289) .......................... 718,223
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures (cost $320) ....................... 231
Total Investments (cost $1,913,716) — 99.67% ........................ 1,880,178
Other assets in excess of liabilities — 0.33% .......................... 6,142
Net Assets — 100.00% .......................................... $ 1,886,320
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on March 31, 2026.
(b) Zero Coupon Security. Effective rate shown is as of March 31, 2026.
(c) Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2026.
(d) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(e) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF
—
Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2026
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities ......................................................................................... — 0.18% — — 0.18%
Collateralized Mortgage-Backed Securities ........................................................... — 0.68% — — 0.68%
U.S. Government Agency Mortgages .................................................................... — 11.30% — — 11.30%
U.S. Government Agency Securities ..................................................................... — 0.41% — — 0.41%
Corporate Bonds ..................................................................................................... 12.11% 0.02% — — 12.13%
U.S. Treasury Obligations ...................................................................................... — 36.01% — — 36.01%
Yankee Dollars ....................................................................................................... 0.88% — — — 0.88%
Investment Companies ........................................................................................... 0.21% 1.28% 36.58% — 38.07%
Purchased Options on Futures ................................................................................ — — 0.01% — 0.01%
Other Assets (Liabilities) ........................................................................................ 0.14% (0.90) % 1.09% — 0.33%
Total Net Assets ................................................................................................. 13.34% 48.98% 37.68% 0.00% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2026 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future .................. 1,238 6/18/26 $ 137,477 $ (2,252)
2 Year US Treasury Note Future ................... 16 6/30/26 3,319 12
30-Year U.S. Treasury Bond Future ................ 561 6/18/26 63,884 (1,687)
5 Year US Treasury Note Future ................... 25 6/30/26 2,704 18
Ultra 10-Year U.S. Treasury Bond Future ............ 6 6/18/26 699 5
Ultra U.S. Treasury Bond Future .................. 8 6/18/26 908 8
$ 208,991 $ (3,896)
Total Unrealized Appreciation ..................... $ 43
Total Unrealized Depreciation ..................... (3,939)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (3,896)
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of March 31, 2026 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ............ Put 100 $ 11,400 $ 114.00 4/24/26 $ (137)
US Treasury Bond Future Option ............ Put 100 11,300 113.00 5/22/26 (153)
US Treasury Bond Future Option ............ Put 100 11,100 111.00 5/22/26 (91)
US Treasury Bond Future Option ............ Put 100 11,200 112.00 5/22/26 (119)
US Treasury Bond Future Option ............ Put 100 11,500 115.00 5/22/26 (250)
US Treasury Bond Future Option ............ Put 100 11,400 114.00 5/22/26 (197)
US Treasury Bond Future Option ............ Put 200 22,600 113.00 6/26/26 (494)
US Treasury Bond Future Option ............ Put 200 22,400 112.00 6/26/26 (409)
US Treasury Bond Future Option ............ Put 200 22,200 111.00 6/26/26 (334)
$ (2,184)
Exchanged-traded options on futures contacts purchased as of March 31, 2026 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ............ Call 100 $ 11,900 $ 119.00 4/24/26 $ 14
US Treasury Bond Future Option ............ Call 100 11,700 117.00 5/22/26 72
US Treasury Bond Future Option ............ Call 100 11,900 119.00 5/22/26 39
US Treasury Bond Future Option ............ Call 200 23,600 118.00 5/22/26 106
$ 231

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
149
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stocks — 0.68%
1,740,900
ACC Claims Holding LLC, Class A (Financial Services)^(a)(b) .............. $ –
1,310
Blackstone, Inc. (Capital Markets) ................................... 151
395,833
Chrysalis Investments Ltd. (Financial Services)(c)(d) ..................... 432
1,562
KKR & Co., Inc. (Capital Markets) .................................. 144
84,213
Molten Ventures PLC (Capital Markets)(d) ............................. 513
3,695
The Carlyle Group, Inc. (Capital Markets) ............................. 179
Total Common Stocks (cost $1,554) ................................. 1,419
Investment Companies — 96.90%
Domestic Equity Funds — 14.30%
409,550
Invesco S&P 500 Low Volatility ETF ................................. 29,955
International Equity Funds — 24.67%
50,447
3i Infrastructure PLC ............................................ 224
207,095
Augmentum Fintech PLC(d) ....................................... 296
10,923
CT Private Equity Trust PLC ....................................... 67
143,013
HarbourVest Global Private Equity Ltd.(d) ............................. 5,765
166,801
HgCapital Trust PLC ............................................ 856
143,733
ICG Enterprise Trust PLC ......................................... 2,518
36,000
Literacy Capital PLC ............................................ 155
173,962
NB Private Equity Partners Ltd. .................................... 3,073
290,970
Oakley Capital Investments Ltd. .................................... 1,802
94,586
Partners Group Private Equity Ltd. .................................. 960
1,169,940
The Pantheon International PLC(d) .................................. 5,605
368,300
Vanguard FTSE Europe ETF ....................................... 30,360
51,681
Money Market Funds — 57.93%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 3.53(e) 1,177
119,960,833
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.55(e) 119,960
214,155 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 3.35(e) 214
121,351
Total Investment Companies (cost $200,523) .......................... 202,987
Total Investments (cost $202,077) — 97.58% ......................... 204,406
Other assets in excess of liabilities — 2.42% .......................... 5,067
Net Assets — 100.00% .......................................... $ 209,473
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2026.
^^ Purchased with cash collateral held from securities lending.
(a) Escrow security due to bankruptcy.
(b) Security was valued using significant unobservable inputs as of March 31, 2026.
(c) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d) Represents non-income producing security.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2026.
(e) Annualized 7-day yield as of period-end.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... 0.68% — — 0.68%
Investment Companies ..................................................................................................................... 10.28% 86.61% 0.01% 96.90%
Other Assets (Liabilities) ................................................................................................................. (0.01) % 2.41% 0.02% 2.42%
Total Net Assets 10.95% 89.02% 0.03% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2026 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 848 6/18/26 $ 94,168 $ (1,320)
5 Year US Treasury Note Future .............................. 289 6/30/26 31,264 (397)
$ 125,432 $ (1,717)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (1,717)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (1,717)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
March 31,
2026 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 46
Daily 5.00 6/20/2031
3.87 $ 75,240 $ (3,632) $ (2,977) $ (655)
$ (3,632) $ (2,977) $ (655)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative.
The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
152
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 96.41%
Alabama — 3.33%
$ 2,315 City of Huntsville AL, GO, Series A  ................................. 5.00 3/1/27 $ 2,369
Arizona — 1.46%
990 Arizona Department of Transportation State Highway Fund Revenue  ......... 5.00 7/1/28 1,042
California — 1.61%
1,100 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/28 1,144
Florida — 1.96%
1,325 State of Florida Department of Transportation Turnpike System Revenue, Series C  5.00 7/1/28 1,393
Georgia — 1.85%
1,300 State of Georgia, GO, Series C  ..................................... 4.00 1/1/27 1,315
Illinois — 3.95%
1,795 Regional Transportation Authority Revenue, Series A  ..................... 5.00 7/1/27 1,845
935 State of Illinois, GO, Series D  ..................................... 5.00 11/1/27 965
2,810
Indiana — 1.77%
1,160 Indiana Finance Authority Revenue Continuously Callable @101  ............ 5.00(a) 10/1/59 1,261
Iowa — 2.44%
1,625 Davenport Co.mmunity School District Infrastructure Sales Services & Use Tax
Revenue (BAM) ........................................... 5.00 6/1/29 1,738
Kansas — 2.13%
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A (Pre-
Refunded/Escrowed to Maturity)  ............................... 5.00 9/1/36 1,513
Maryland — 3.83%
900 County of Baltimore MD, GO  ..................................... 5.00 3/1/31 995
1,640 County of Prince George's MD, GO, Series A  .......................... 5.00 8/1/28 1,732
2,727
Minnesota — 5.52%
1,730 City of Minneapolis MN, GO  ...................................... 5.00 12/1/26 1,758
1,270 State of Minnesota, GO, Series A  ................................... 5.00 9/1/28 1,344
750 University of Minnesota Revenue, Series B  ............................ 5.00 2/1/32 829
3,931
Missouri — 0.85%
600 Lindbergh School District, GO  ..................................... 4.00 3/1/27 608
Nevada — 5.03%
1,770 Clark County School District, GO, Series A  ............................ 5.00 6/15/27 1,822
1,720 State of Nevada, GO, Series A  ..................................... 5.00 4/1/27 1,761
3,583
New Hampshire — 1.48%
940 New Hampshire Municipal Bond Bank Revenue, Series B  ................. 5.00 8/15/32 1,055
New Jersey — 8.49%
1,735 New Jersey Educational Facilities Authority Revenue, Series A  .............. 5.00 3/1/27 1,772

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Jersey (continued)
$ 1,250 New Jersey Health Care Facilities Financing Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/30 $ 1,256
3,000 State of New Jersey, GO, Series A  ................................... 5.00 6/1/26 3,013
6,041
New Mexico — 4.41%
1,740 Albuquerque Municipal School District No. 12, GO, Series A (State Aid
Withholding) .............................................. 5.00 8/1/26 1,755
1,225 New Mexico Finance Authority Revenue, Series C  ....................... 5.00 12/15/32 1,386
3,141
New York — 4.87%
1,605 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
C-1  .................................................... 5.00 5/1/28 1,684
1,610 New York State Dormitory Authority Revenue, Series A-1  ................. 5.00 3/15/31 1,786
3,470
Ohio — 1.06%
680 American Municipal Power, Inc. Revenue, Series A  ...................... 5.00 2/15/33 757
Oregon — 1.11%
775 Oregon State Lottery Revenue, Series A Continuously Callable @100  ......... 5.00 4/1/30 792
South Carolina — 2.30%
1,495 South Carolina Jobs-Economic Development Authority Revenue, Series A  ...... 5.00 11/1/31 1,640
South Dakota — 2.92%
1,905 South Dakota Conservancy District Revenue, Series B  .................... 5.00 8/1/30 2,079
Tennessee — 3.85%
1,500 County of Wilson TN, GO  ........................................ 5.00 4/1/30 1,631
1,000 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 1,110
2,741
Texas — 16.52%
1,670 City of Cedar Park TX, GO  ....................................... 5.00 2/15/27 1,705
1,550 City of Plano TX, GO  ........................................... 5.00 9/1/29 1,665
1,425 Conroe Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/28 1,491
1,245 County of Williamson TX, GO  ..................................... 5.00 2/15/28 1,298
1,475 Goose Creek Consolidated Independent School District, GO, Series B  ......... 5.00 2/15/28 1,537
1,450 Humble Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/28 1,518
1,400 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/32 1,553
970 Marble Falls Independent School District, GO (PSF-GTD) ................. 5.00 2/15/27 989
11,756
Virginia — 5.68%
900 City of Fredericksburg VA, GO, Series A (State Aid Withholding) ............ 5.00 10/1/29 971
1,500 County of Fairfax VA, GO, Series B (State Aid Withholding) ................ 5.00 10/1/27 1,556
1,505 Hampton Roads Transportation Accountability Commission Revenue, Series A (Pre-
Refunded/Escrowed to Maturity)  ............................... 5.00 7/1/26 1,514
4,041
Washington — 1.92%
1,365 State of Washington, GO, Series R-2022C  ............................. 4.00 7/1/26 1,370
Wisconsin — 6.07%
1,260 City of Kenosha WI, GO, Series A  .................................. 5.00 9/1/32 1,409
1,595 Franklin Public School District, GO, Series A  .......................... 6.00 4/1/29 1,752

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
As of March 31, 2026, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Wisconsin (continued)
$ 1,150 Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series B  ................................................. 5.00 9/1/26 $ 1,163
4,324
Total Municipal Bonds (cost $68,535) ............................... 68,641
U.S. Treasury Obligation — 1.93%
1,355 U.S. Treasury Note .............................................. 4.25 2/28/29 1,371
Total U.S. Treasury Obligation (cost $1,377) .......................... 1,371
Shares
Investment Company — 0.78%
Money Market Funds — 0.78%
554,506
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.55(b) 555
Total Investment Company (cost $555) .............................. 555
Total Investments (cost $70,467) — 99.12% .......................... 70,567
Other assets in excess of liabilities — 0.88% .......................... 623
Net Assets — 100.00% .......................................... $ 71,190
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on March 31, 2026.
(b) Annualized 7-day yield as of period-end.
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — March 31, 2026 (Unaudited)
155
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 84.64%
Alabama — 3.38%
$ 2,895 Black Belt Energy Gas District Revenue Continuously Callable @101  ......... 4.00(a) 6/1/51 $ 2,945
1,000 Black Belt Energy Gas District Revenue, Series B Continuously Callable @100  .. 5.00 10/1/35 1,009
1,500 Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32  .... 5.25(a) 12/1/53 1,594
1,805 County of Jefferson AL Sewer Revenue Continuously Callable @100  ......... 5.00 10/1/36 1,958
4,075 Energy Southeast A Cooperative District Revenue, Series B Continuously Callable
@100  ................................................... 5.00 9/1/33 4,148
1,000 Energy Southeast A Cooperative District Revenue, Series B-1 Continuously Callable
@100  ................................................... 5.75(a) 4/1/54 1,083
5,000 Southeast Energy Authority A Cooperative District Revenue, Series E Continuously
Callable @100  ............................................ 5.00 10/1/30 5,305
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,014
19,056
Arizona — 1.63%
1,250 Arizona Industrial Development Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 11/1/31 1,352
3,425 Chandler Industrial Development Authority Revenue Continuously Callable @100
(AMT) .................................................. 4.00(a) 6/1/49 3,469
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/32 1,827
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@100 (AMT) ............................................. 5.00 7/1/30 1,638
785 Salt River Project Agricultural Improvement & Power District Revenue, Series B
Continuously Callable @100  .................................. 5.00 5/1/39 873
9,159
California — 4.95%
3,000 California Community Choice Financing Authority Revenue, Series D Continuously
Callable @100  ............................................ 5.00(a) 10/1/55 3,030
1,365 California Municipal Finance Authority Revenue, Series A-1  ............... 4.05 7/20/41 1,327
1,700 Inglewood Unified School District, GO, Series B Continuously Callable @100  .. 5.50 8/1/43 1,924
1,000 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@100 (BAM) ............................................. 5.00 7/1/40 1,084
1,000 Los Angeles Department of Water & Power Revenue, Series C Continuously
Callable @100  ............................................ 5.00 7/1/36 1,121
1,900 Los Angeles Department of Water & Power Revenue, Series E  .............. 5.00 7/1/34 2,138
945 Los Angeles Unified School District, Series A  .......................... 5.00 7/1/30 1,050
1,000 Ontario Public Financing Authority Revenue, Series A Continuously Callable @100  5.00 11/1/39 1,125
1,025 Ontario Public Financing Authority Revenue, Series A Continuously Callable @100  5.00 11/1/42 1,128
7,960 San Bernardino City Unified School District Certificates of Participation
Continuously Callable @100 (AGM) ............................. 5.00 10/1/41 8,825
650 Southern California Public Power Authority Revenue, Series 1  .............. 5.00 7/1/31 710
1,000 Southern California Public Power Authority Revenue, Series 1  .............. 5.00 7/1/32 1,119
1,000 State of California, GO Continuously Callable @100  ..................... 5.00 4/1/35 1,051
2,000 State of California, GO Continuously Callable @100  ..................... 5.00 9/1/33 2,254
27,886
Colorado — 1.23%
500 Canyons Metropolitan District No. 5, GO, Series A (BAM) ................. 5.00 12/1/33 552
2,340 Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Series
A (b) .................................................... 5.00 4/1/35 2,496
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable
@100  ................................................... 5.00 3/15/29 3,895
6,943
Connecticut — 1.24%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,101
2,500 Connecticut State Health Educational Facilities Revenue, Series A Continuously
Callable @102  ............................................ 5.00 7/1/31 2,717
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @100  5.00 11/1/34 1,647

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Connecticut (continued)
$ 1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 $ 1,037
465 State of Connecticut, GO, Series E Continuously Callable @100  ............. 5.00 9/15/32 486
6,988
Delaware — 0.12%
620 Delaware Transportation Authority Revenue Continuously Callable @100  ...... 5.00 7/1/32 673
District of Columbia — 1.74%
2,500 District of Columbia Revenue Continuously Callable @100  ................ 5.00 7/15/32 2,502
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,134
2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @100 (AMT) ............................. 4.00 10/1/36 2,069
2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 3,094
9,799
Florida — 4.46%
2,000 Alachua County Health Facilities Authority Revenue Continuously Callable @100  5.00(a) 12/1/37 2,017
3,000 County of Miami-Dade FL Aviation Revenue, Series A  .................... 5.00 10/1/34 3,318
2,500 County of Miami-Dade FL Water & Sewer System Revenue, Series B  ......... 5.00 10/1/33 2,834
960 County of Miami-Dade FL, GO, Series A  ............................. 5.00 7/1/33 1,085
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 991
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @100  ........ 5.00 10/1/34 2,156
530 Manatee County School District Certificate of Participation, Series A  ......... 5.00 7/1/34 596
1,000 Miami Beach Redevelopment Agency Tax allocation (AGM) ................ 5.00 2/1/31 1,086
2,000 Mid-Bay Bridge Authority Revenue Continuously Callable @100 (AGM) ...... 5.00 10/1/36 2,220
3,295 Orlando Utilities Commission Revenue, Series A Continuously Callable @100  .. 5.00 10/1/32 3,390
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @100  .................................. 5.00 8/1/36 1,121
3,875 Volusia County Educational Facility Authority Revenue Continuously Callable
@100  ................................................... 5.00 10/15/39 4,300
25,114
Georgia — 1.36%
5,000 Main Street Natural Gas, Inc. Revenue, Series C Continuously Callable @100  ... 4.00(a) 3/1/50 5,010
1,500 Municipal Electric Authority of Georgia Revenue, Series A  ................. 5.00 1/1/34 1,666
1,000 State of Georgia, GO, Series A Continuously Callable @100  ................ 3.00 8/1/36 976
7,652
Illinois — 7.04%
3,475 Chicago Board of Education, Series A Continuously Callable @100 (AGM) ..... 5.00 12/1/29 3,625
4,000 Chicago Midway International Airport Revenue, Series C Continuously Callable
@100  ................................................... 5.00 1/1/41 4,134
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable
@100 (AMT) ............................................. 5.00 1/1/33 423
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 483
4,335 Chicago O'Hare International Airport Revenue, Series D Continuously Callable
@100  ................................................... 5.00 1/1/42 4,346
1,025 Chicago O'Hare International Airport Revenue, Series F  ................... 5.00 1/1/32 1,116
1,465 Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A Continuously
Callable @100  ............................................ 5.00 12/1/36 1,639
1,000 Chicago Transit Authority Sales Tax Receipts Revenue Fund, Series A Continuously
Callable @100  ............................................ 5.00 12/1/44 1,060
1,200 City of Chicago IL Wastewater Transmission Revenue, Series B Continuously
Callable @100 (BAM) ....................................... 5.00 1/1/37 1,307
2,335 City of Chicago IL, GO, Series A Continuously Callable @100  .............. 4.00 1/1/36 2,215
500 Illinois Finance Authority Revenue, Series A Continuously Callable @100  ...... 5.00 7/1/44 535
1,390 Illinois Finance Authority Revenue, Series A  ........................... 5.00 4/1/34 1,566
1,375 Illinois Finance Authority Revenue, Series B-2 Continuously Callable @100  .... 5.00(a) 5/15/50 1,377
850 Illinois State Toll Highway Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 1/1/30 902

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Illinois (continued)
$ 3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 $ 3,154
1,270 Sales Tax Securitization Corp. Revenue, Series C Continuously Callable @100  .. 5.00 1/1/35 1,382
5,945 State of Illinois Sales Tax Revenue, Series C Continuously Callable @100  ...... 5.00 6/15/43 6,287
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,028
2,995 The Board of Trustees of the University of Illinois Certificates of Participation,
Series B Continuously Callable @100  ............................ 5.00 10/1/27 3,022
39,601
Indiana — 1.51%
2,500 City of Whiting IN Revenue (AMT) ................................. 5.00(a) 12/1/44 2,522
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @100  ..... 5.00 10/1/34 1,495
530 Indiana Finance Authority Revenue, Series A1  .......................... 5.00 11/15/27 549
3,655 Indiana Finance Authority Revenue, Series B-3, Callable 7/1/31 @ 101.64  ...... 5.00(a) 10/1/55 3,963
8,529
Iowa — 0.08%
450 Iowa Tobacco Settlement Authority Revenue, Series A2 Continuously Callable
@100  ................................................... 5.00 6/1/32 478
Kansas — 0.18%
920 State of Kansas Department of Transportation Revenue, Series A  ............ 5.00 9/1/32 1,033
Kentucky — 1.57%
3,115 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 5.25(a) 4/1/54 3,323
3,000 Kentucky Public Energy Authority Revenue, Series B Continuously Callable @100  5.00 12/1/33 3,033
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,259
1,170 University of Kentucky Revenue, Series A Continuously Callable @100  ....... 5.00 4/1/43 1,248
8,863
Lousiana — 0.41%
2,180 Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Continuously
Callable @100  ............................................ 5.25 7/15/44 2,325
Maine — 0.38%
1,025 Finance Authority of Maine Revenue, Series A1 (AGM) ................... 5.00 12/1/26 1,039
1,000 Regional School Unit No. 14, GO Continuously Callable @100  ............. 5.00 11/1/42 1,090
2,129
Maryland — 2.09%
2,000 County of Baltimore MD, GO Continuously Callable @100  ................ 4.00 3/1/33 2,049
1,190 County of Howard MD, GO, Series A Continuously Callable @100  ........... 5.00 8/15/34 1,330
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,170
1,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 4.00 10/1/32 1,011
2,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 5.00 10/1/32 2,191
1,240 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 3/15/31 1,346
1,495 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 6/1/34 1,656
11,753
Massachusetts — 2.23%
780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @100  ... 5.00 5/1/35 874
1,500 Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-1
Continuously Callable @100  .................................. 4.00 7/1/37 1,542
425 Massachusetts Development Finance Agency Revenue Continuously Callable @100  5.25 6/1/43 457
2,400 Massachusetts Development Finance Agency Revenue, Series F  ............. 5.00 7/1/33 2,690
3,550 Massachusetts Development Finance Agency Revenue, Series N-2 Continuously
Callable @100  ............................................ 5.00 7/1/35 3,900
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,454

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Massachusetts (continued)
$ 1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 $ 1,636
12,553
Michigan — 4.34%
1,000 Detroit Downtown Development Authority Tax allocation Continuously Callable
@100  ................................................... 5.00 7/1/37 1,090
2,000 Detroit Regional Convention Facility Authority Revenue, Series C Continuously
Callable @100  ............................................ 5.00 10/1/38 2,129
1,000 Forest Hills Public Schools, GO, Series I Continuously Callable @100  ........ 5.00 5/1/44 1,063
1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/37 1,386
2,500 Great Lakes Water Authority Water Supply System Revenue, Series B  ......... 5.00 7/1/34 2,836
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.50 12/1/29 1,010
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 4.00 2/15/44 933
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,552
1,100 Michigan Finance Authority Revenue  ................................ 5.00 10/1/29 1,184
6,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.00(a) 11/15/44 6,012
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,396
2,000 Michigan State Hospital Finance Authority Revenue, Series C Continuously Callable
@100  ................................................... 5.00 5/15/33 2,208
790 Novi Community School District, GO, Series III  ........................ 5.00 5/1/26 792
800 Oakland University Revenue, Series A Continuously Callable @100  .......... 5.00 3/1/45 839
24,430
Minnesota — 2.19%
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @100  ............................................ 5.00 1/1/36 1,926
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,092
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,324
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,386
1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 1,533
1,500 State of Minnesota, GO, Series B Continuously Callable @100  .............. 5.00 8/1/35 1,688
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,382
12,331
Missouri — 0.47%
1,545 City of Kansas City MO Water Revenue, Series A Continuously Callable @100  .. 5.00 12/1/44 1,639
995 St. Joseph School District, GO (ST AID DIR DEP) ....................... 5.00 3/1/27 1,018
2,657
Nebraska — 0.63%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/31 1,029
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/32 1,025
1,350 Omaha Public Power District Revenue, Series B Continuously Callable @100  ... 5.00 2/1/34 1,500
3,554
Nevada — 1.71%
750 City of North Las Vegas N.V., GO, Series B  ........................... 5.00 6/1/33 842
2,915 Clark County School District, GO, Series A Continuously Callable @100 (AGM) . 5.00 6/15/32 3,134
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @100  .... 4.00 6/1/34 5,647
9,623
New Jersey — 2.87%
1,210 New Jersey Economic Development Authority Revenue  ................... 5.00 6/15/28 1,265
430 New Jersey Economic Development Authority Revenue Continuously Callable
@100  ................................................... 5.00 11/1/30 460
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,046
2,815 New Jersey Educational Facilities Authority Revenue, Series A Continuously
Callable @100  ............................................ 5.00(a) 7/1/64 3,329
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,828

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Jersey (continued)
$ 2,000 New Jersey Institute of Technology Revenue, Series A Continuously Callable @100
(BAM) .................................................. 5.00 7/1/42 $ 2,145
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,079
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @100  ............................................ 5.00 6/15/36 823
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @100  ............................................ 5.00 6/15/36 1,936
1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 1,164
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 6/1/33 1,069
16,144
New Mexico — 0.19%
1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @100
(State Aid Withholding) ...................................... 5.00 8/1/29 1,076
New York — 6.19%
1,250 Albany Capital Resource Corp. Revenue, Series A Continuously Callable @100  .. 5.25 5/1/42 1,367
2,890 City of New York NY, GO, Series 1-A Continuously Callable @100  .......... 5.00 4/1/32 3,132
740 City of New York NY, GO, Series B-1  ................................ 5.00 8/1/32 821
5,000 City of New York NY, GO, Series E Continuously Callable @100  ............ 5.00 8/1/43 5,315
1,165 Empire State Development Corp. Revenue, Series A Continuously Callable @100  5.00 3/15/35 1,311
865 New York City Municipal Water Finance Authority Revenue, Series CC  ....... 5.00 6/15/31 960
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @100  .................................. 5.00 6/15/34 1,121
930 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
A-1  .................................................... 5.00 11/1/32 1,031
1,500 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
D-1 Continuously Callable @100  ............................... 5.00 11/1/36 1,670
3,000 New York Energy Finance Development Corp. Revenue Continuously Callable
@100  ................................................... 5.00(a) 7/1/56 3,059
1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 2/15/31 1,020
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @100  5.00 3/15/35 5,215
1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 1,846
1,750 New York Transportation Development Corp. Revenue Continuously Callable @100
(AGM) .................................................. 6.00 6/30/43 1,936
4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @100 (AMT) ....................................... 4.00 3/15/30 5,032
34,836
North Carolina — 0.57%
820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 906
1,130 Nash Health Care Systems Revenue Continuously Callable @100  ............ 5.50 2/1/43 1,224
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue, Series SE  ........... 5.00(a) 1/15/50 1,057
3,187
Ohio — 4.20%
3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2 Continuously
Callable @100  ............................................ 5.00 6/1/32 3,188
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @100  ........ 5.00 6/1/29 1,455
5,645 County of Allen OH Hospital Facilities Revenue, Series A Continuously Callable
@100  ................................................... 5.00 11/1/39 6,207
1,000 County of Butler OH Revenue, Series X  .............................. 5.00 5/15/29 1,066
800 County of Montgomery OH Revenue Continuously Callable @100  ........... 5.00 8/1/33 862
1,130 County of Warren OH Revenue Continuously Callable @100  ............... 5.00 7/1/36 1,219
3,050 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue,
Series B Continuously Callable @100  ............................ 5.00 6/1/35 3,450
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 1,979

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Ohio (continued)
$ 950 Summit County Development Finance Authority Revenue, Series A Continuously
Callable @100 (BAM) ....................................... 5.00 7/1/37 $ 1,019
1,045 The Ohio State University Revenue, Series A  ........................... 5.00 6/1/35 1,202
775 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/26 778
1,150 University of Cincinnati Revenue, Series A Continuously Callable @100  ....... 5.25 6/1/43 1,255
23,680
Oklahoma — 0.48%
1,925 Grand River Dam Authority Revenue, Series A Continuously Callable @100  .... 5.00 6/1/37 2,147
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable
@100 (AGM) ............................................. 4.00 1/1/32 554
2,701
Oregon — 1.50%
1,250 Clackamas Community College District, GO Continuously Callable @100 (SCH BD
GTY) ................................................... 5.00 6/15/44 1,347
2,000 Multnomah County School District No. 1J Portland, GO (SCH BD GTY) ....... 5.00 6/15/29 2,150
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @100 (AMT) 5.00 7/1/35 2,717
2,000 Portland Community College District, GO Continuously Callable @100  ....... 5.00 6/15/35 2,240
8,454
Pennsylvania — 5.09%
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 1,037
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,072
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/31 1,841
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/30 2,789
1,000 Commonwealth Financing Authority Revenue Continuously Callable @100  .... 5.00 6/1/32 1,036
1,860 Luzerne County Industrial Development Authority Revenue Continuously Callable
@100 (AMT) ............................................. 2.45(a) 12/1/39 1,723
4,000 Montgomery County Industrial Development Authority Revenue, Series A
Continuously Callable @103  .................................. 5.00 11/15/42 4,143
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @100 (AMT) ....................................... 5.00 12/31/33 3,894
1,000 Pennsylvania Economic Development Financing Authority Revenue, Series B
Continuously Callable @100  .................................. 5.00 3/15/38 1,069
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series 1A (AMT) ... 5.00 6/1/32 1,052
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,048
1,100 Pennsylvania Turnpike Commission Revenue Continuously Callable @100  ..... 5.00 12/1/41 1,171
2,455 Pennsylvania Turnpike Commission Revenue, Series 1 Continuously Callable @100  5.00 6/1/35 2,776
1,620 Pennsylvania Turnpike Commission Revenue, Series A Continuously Callable
@100  ................................................... 5.00 12/1/44 1,673
1,130 Temple University-of The Commonwealth System of Higher Education Revenue
Continuously Callable @100 (AGM) ............................. 5.00 4/1/40 1,243
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,099
28,666
Rhode Island — 0.60%
730 Rhode Island Health and Educational Building Corp. Revenue, Series A
Continuously Callable @100 (AGM) ............................. 5.00 7/1/39 765
1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 1,981
625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 651
3,397
South Carolina — 0.51%
1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 1,055
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,121
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 709
2,885

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Tennessee — 1.34%
$ 1,215 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 $ 1,299
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,337
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @100  ......................... 5.00 5/1/35 1,068
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/34 1,121
500 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/29 532
1,350 Metropolitan Government of Nashville & Davidson County TN, GO Continuously
Callable @100  ............................................ 4.00 7/1/33 1,377
730 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 811
7,545
Texas — 8.66%
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,056
1,000 Arlington Higher Education Finance Corp. Revenue Continuously Callable @100
(PSF-GTD) ............................................... 5.00 8/15/39 1,082
2,500 Central Texas Turnpike System Revenue, Series C Continuously Callable @100  . 5.00 8/15/37 2,745
920 City of College Station TX, GO  .................................... 5.00 2/15/31 1,004
850 City of Houston Tx Hotel Occupancy Tax Special Revenue, Series C Continuously
Callable @100 (AGM) ....................................... 5.00 9/1/43 918
300 City of Pearland TX, GO Continuously Callable @100  .................... 5.00 3/1/29 306
670 City of Round Rock TX, GO Continuously Callable @100  ................. 5.00 8/15/39 739
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,369
980 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 5.00 2/1/32 1,092
6,000 Clifton Higher Education Finance Corp. Revenue, Series A Continuously Callable
@100 (PSF-GTD) .......................................... 5.00 2/15/38 6,465
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable
@100 (PSF-GTD) .......................................... 4.00 8/15/34 971
1,545 County of Harris TX Revenue, Series A Continuously Callable @100  ......... 5.00 8/15/30 1,558
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @100  ............ 5.00 12/1/33 5,039
545 Dallas Fort Worth International Airport Revenue  ........................ 5.00 11/1/30 598
1,700 El Paso County Hospital District, GO Continuously Callable @100 (AGM) ..... 5.00 2/15/39 1,814
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/27 1,502
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,139
655 Love Field Airport Modernization Corp. Revenue Continuously Callable @100  .. 5.00 11/1/28 655
530 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 565
1,000 Lower Colorado River Authority Revenue Continuously Callable @100 (AGM) .. 5.00 5/15/34 1,104
2,180 Lower Colorado River Authority Revenue Continuously Callable @100  ....... 5.00 5/15/32 2,337
2,410 Midland Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/37 2,651
1,545 Tarrant County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @103  ............................................ 5.00 10/1/36 1,657
1,280 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/32 1,389
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00(a) 7/1/53 2,157
3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B
Continuously Callable @100  .................................. 5.50(a) 1/1/54 3,816
900 Texas Municipal Power Agency Revenue Continuously Callable @100 (BAM) ... 5.00 9/1/41 969
925 Texas Transportation Commission, GO  ............................... 5.00 4/1/32 1,033
48,730
Vermont — 0.22%
1,200 Vermont Student Assistance Corp. Revenue, Series A  ..................... 5.00 6/15/33 1,252

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2026 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Virginia — 0.15%
$ 760 Chesterfield County Economic Development Authority Revenue Continuously
Callable @100  ............................................ 5.00 4/1/38 $ 844
Washington — 3.94%
790 City of Seattle WA Municipal Light & Power Revenue  .................... 5.00 2/1/32 879
955 City of Seattle WA, GO Continuously Callable @100  ..................... 5.00 5/1/38 1,057
1,550 Kitsap County School District No 100-C Bremerton, GO, Series C Continuously
Callable @100 (SCH BD GTY) ................................ 5.00 12/1/36 1,731
1,500 Port of Seattle WA Revenue (AMT) .................................. 5.00 4/1/26 1,500
1,555 Port of Seattle WA Revenue Continuously Callable @100 (AMT) ............ 5.00 8/1/33 1,697
3,665 Port of Seattle WA Revenue, Series B Continuously Callable @100  ........... 5.00 7/1/36 3,986
715 Snohomish County Public Utility District No. 1 Electric System Revenue, Series A  5.00 12/1/35 818
1,300 State of Washington, GO, Series C Continuously Callable @100  ............. 5.00 2/1/33 1,422
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 879
7,065 State of Washington, GO, Series R-2017A Continuously Callable @100  ....... 5.00 8/1/32 7,110
1,000 University of Washington Revenue, Series A Continuously Callable @100  ...... 5.00 4/1/37 1,127
22,206
Wisconsin — 3.19%
580 Madison Metropolitan School District Continuously Callable @100  .......... 5.00 3/1/34 618
2,500 Public Finance Authority Revenue Continuously Callable @100  ............. 5.00 7/1/35 2,738
540 Public Finance Authority Revenue  .................................. 5.00 6/1/32 564
1,250 Public Finance Authority Revenue  .................................. 5.00 6/1/31 1,305
600 Public Finance Authority Revenue, Series A Continuously Callable @100 (BAM) . 5.00 7/1/38 634
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,424
1,000 Racine Unified School District, GO Continuously Callable @100 (AGM) ....... 4.00 4/1/44 963
1,000 University of Wisconsin Hospitals & Clinics Revenue, Series B Continuously
Callable @102  ............................................ 5.00(a) 4/1/54 1,074
1,000 West Allis West Milwaukee School District, GO Continuously Callable @100  ... 3.00 4/1/38 914
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,108
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 11/15/35 2,464
2,000 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100 (AGM) ............................. 5.00 8/15/40 2,154
17,960
Total Municipal Bonds (cost $477,416) .............................. 476,692
Shares
Investment Companies — 14.17%
Domestic Fixed Income — 12.00%
453,640
AllianceBernstein National Municipal Income Fund, Inc. .................. 4,849
319,133
BlackRock Municipal 2030 Target Term Trust .......................... 7,244
371,024
BlackRock MuniHoldings California Quality Fund, Inc. ................... 3,859
453,034
BlackRock MuniHoldings Fund, Inc. ................................. 5,110
225,559
BlackRock MuniYield New York Quality Fund, Inc. ...................... 2,165
527,505
BlackRock MuniYield Quality Fund III, Inc. ........................... 5,544
524,838
BlackRock MuniYield Quality Fund, Inc. .............................. 5,763
270,829
BNY Mellon Strategic Municipals, Inc. ............................... 1,704
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... 813
229,813
Eaton Vance Municipal Bond Fund .................................. 2,245
157,714
Federated Hermes Premier Municipal Income Fund ...................... 1,724
117,331
iShares National Muni Bond ETF ................................... 12,454
475,885
MFS High Income Municipal Trust .................................. 1,766
676,122
MFS High Yield Municipal Trust .................................... 2,421
87,267
NYLI MacKay DefinedTerm Muni Opportunities Fund .................... 1,296

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — March 31, 2026 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2026.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Domestic Fixed Income (continued)
201,590
PIMCO California Municipal Income Fund ............................ $ 1,730
461,349
PIMCO Municipal Income Fund II .................................. 3,492
333,471
Western Asset Managed Municipals Fund, Inc. .......................... 3,428
67,607
Money Market Funds — 2.17%
12,204,254
BlackRock Liquidity Funds MuniCash ................................ 2.23(c) 12,206
Total Investment Companies (cost $80,230) ........................... 79,813
Total Investments (cost $557,646) — 98.81% ......................... 556,505
Other assets in excess of liabilities — 1.19% .......................... 6,725
Net Assets — 100.00% .......................................... $ 563,230
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on March 31, 2026.
(b) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Annualized 7-day yield as of period-end.
AGM—Assured Guaranty Municipal Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF
—
Exchange-Traded Fund
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 76.87% 7.77% — — 84.64%
Investment Companies ............................................................................................ 0.10% — 12.00% 2.07% 14.17%
Other Assets (Liabilities) ........................................................................................ 0.84% 0.13% 0.31% (0.09) % 1.19%
Total Net Assets ................................................................................................. 77.81% 7.90% 12.31% 1.98% 100.00%